UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06200

Schwab Investments – Schwab 1000 Index Fund

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Investments – Schwab 1000 Index Fund

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

Item 1: Report(s) to Shareholders.

Semiannual Report  |  April 30, 2018
Schwab Equity Index Funds

Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market
Index Fund®
Schwab® U.S. Large-Cap
Growth Index Fund
Schwab® U.S. Large-Cap
Value Index Fund
Schwab® U.S. Mid-Cap
Index Fund
Schwab International
Index Fund®

Eight cost-efficient ways to tap into the power of the stock market for long-term growth potential.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the schedules of Condensed Portfolio Holdings are sub-categories of Sector classifications.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Total Return for the 6 Months Ended April 30, 2018
Schwab S&P 500 Index Fund (Ticker Symbol: SWPPX)	3.80%
S&P 500® Index	3.82%
Fund Category: Morningstar Large Blend[1]	3.48%
Performance Details	pages 7-8

Schwab 1000 Index Fund (Ticker Symbol: SNXFX)	3.84%
Schwab 1000 Index®	3.83%
Fund Category: Morningstar Large Blend[1]	3.48%
Performance Details	pages 9-10

Schwab Small-Cap Index Fund (Ticker Symbol: SWSSX)	3.34%
Russell 2000® Index	3.27%
Fund Category: Morningstar Small Blend[1]	1.86%
Performance Details	pages 11-12

Schwab Total Stock Market Index Fund (Ticker Symbol: SWTSX)	3.76%
Dow Jones U.S. Total Stock Market IndexSM	3.81%
Fund Category: Morningstar Large Blend[1]	3.48%
Performance Details	pages 13-14
Total Return for the 6 Months Ended April 30, 2018
Schwab U.S. Large-Cap Growth Index Fund (Ticker Symbol: SWLGX)	1.15% *
Russell 1000® Growth Index	1.15% *
Fund Category: Morningstar Large Growth[1]	N/A
Performance Details	pages 15-16

Schwab U.S. Large-Cap Value Index Fund (Ticker Symbol: SWLVX)	-2.23% *
Russell 1000® Value Index	-2.23% *
Fund Category: Morningstar Large Value[1]	N/A
Performance Details	pages 17-18

Schwab U.S. Mid-Cap Index Fund (Ticker Symbol: SWMCS)	-0.23% *
Russell Midcap® Index	-0.22% *
Fund Category: Morningstar Mid-Cap Blend[1]	N/A
Performance Details	pages 19-20

Schwab International Index Fund[2] (Ticker Symbol: SWISX)	2.87%
MSCI EAFE® Index (Net)[3]	3.41%
Fund Category: Morningstar Foreign Large Blend[1]	2.61%
Performance Details	pages 21-22

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
*	Total returns shown are since the fund’s inception date of December 20, 2017.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
Many investors grew accustomed to steady gains during the relative market calm over the past couple of years. But the smooth ride couldn’t last forever, and starting in February, stock markets began experiencing bigger swings. Ending a period of unusually low volatility, many stock prices came under pressure. No one can predict what comes next, of course, but the increased market volatility may very well continue.
Higher volatility can tempt investors to veer from their financial plans. Sudden portfolio reallocations might be tempting in the moment but can often lead to unintended results. For example, those who sold out of stocks in the midst of the global financial crisis in 2008 – arguably one of the most volatile periods in recent memory – missed out when the market returned 26% in 2009, as measured by the S&P 500 Index.
With this in mind, we believe that a period of heightened volatility can be an opportune time to check on your portfolio and evaluate whether your investments are positioned to help you achieve your financial goals. For many investors, that means having a diversified portfolio with exposure to both equities and fixed income securities. It can also mean having a mix of growth and value stocks and large and small companies to match a shareholder’s risk appetite. We know many investors increasingly rely on low-cost index funds to achieve the asset allocation they are comfortable with and as such, we’re committed to offering transparent, straightforward, and low-cost products.
We’re pleased to note that since our last shareholder report, we’ve added three new equity index funds to our lineup: the Schwab U.S. Large-Cap Growth Index Fund, the Schwab U.S. Large-Cap Value Index Fund, and the Schwab U.S. Mid-Cap Index Fund. These additions help us provide investors with even more choices for their U.S. equity allocation. The new funds, like all of the Schwab Equity Index Funds, have no investment minimums, ensuring that every investor, regardless of account size, has access to the lowest available pricing.
We know it can be difficult to stand firm when volatility spikes, but we believe a strong investment foundation can help you stay on track to reach your financial goals. We’re here to serve investors over the long-term, with funds that seek consistent, repeatable performance and are built with investors’ needs in mind.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Equity Index Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ We’re pleased to note that since our last shareholder report, we’ve added three new equity index funds to our lineup: the Schwab U.S. Large-Cap Growth Index Fund, the Schwab U.S. Large-Cap Value Index Fund, and the Schwab U.S. Mid-Cap Index Fund.”
Management views may have changed since the report date.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
The Investment Environment

Over the six-month reporting period ended April 30, 2018, both U.S. and international equities generated positive returns. In the first half of the reporting period, strong corporate earnings, solid global economic growth, and generally accommodative monetary policies contributed to the continued rally in stocks, as did overall upbeat consumer sentiment. The second half of the reporting period, however, was marked by significant market volatility, driven by concerns about rising inflation, a potential trade war between the U.S. and China, and a technology industry selloff. Growth stocks continued to outperform value, while equities from the U.S. slightly outperformed those from international developed countries as a whole. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 3.82%, while the Russell 2000® Index, a U.S. small-cap company measure, returned 3.27%. Internationally, the MSCI EAFE® Index (Net)*, a broad measure of international developed equity performance, returned 3.41% for the same period.
Economies around the globe continued to show signs of strength over the reporting period. In the U.S., the labor market remained strong with the unemployment rate at a 17-year low, a pickup in wage gains, and 91 consecutive months of jobs expansion as of the end of April. U.S. manufacturing continued to show signs of strength amid increasing payrolls and rising orders, although the potential effects of proposed tariffs from the U.S. and China caused concerns toward the end of the reporting period. Overall, U.S. quarterly gross domestic product (GDP) numbers exceeded expectations, reinforcing a solid U.S. economic picture. In the eurozone, a recovering labor market, strong exports, and continued accommodative monetary policies contributed to strengthening GDP numbers in 2017. Consumer confidence also climbed to a near all-time high in January amid increased household spending and rising employment. Eurozone economic activity slowed toward the end of the reporting period, however, as global trade tensions rose and business survey data weakened. In Japan, increasing exports, accommodative monetary policy, and rising consumption resulted in eight straight quarters of growth by the end of the fourth quarter of 2017—Japan’s longest stretch of economic growth in 28 years. This stretch ended after the first quarter in 2018, however, due to weak consumer consumption and business investment.
Asset Class Performance Comparison % returns during the 6 months ended April 30, 2018

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
The Investment Environment (continued)

During the six-month reporting period, central bank policies tightened slightly across the globe though remained relatively accommodative. Citing a strengthening economic outlook, the Federal Reserve (Fed) raised short-term interest rates in December and March, each time by 0.25%. The federal funds rate ended the reporting period in a target range of 1.50% to 1.75%, with market expectations for approximately two or three additional increases in 2018. The Fed also continued to slowly pare down its balance sheet by allowing securities to mature without reinvesting the proceeds. Outside the U.S., the European Central Bank scaled down its quantitative easing program by reducing the pace of bond purchases, although it extended the program through at least September 2018. The Bank of England (BOE) raised its benchmark interest rate in November for the first time in 10 years, with plans for only two more 0.25% increases by the end of 2020. However, with inflation currently above the BOE’s target of 2% and stronger-than-expected growth in the second half of the reporting period, the BOE later revised expectations slightly and signaled that rates may need to rise more quickly. Meanwhile, the Bank of Japan maintained “quantitative and qualitative monetary easing with yield curve control,” and the People’s Bank of China followed the Fed’s path and raised several key interest rates over the reporting period as part of its plan to address an overleveraged financial system without creating significant drag on growth.
In the second half of the reporting period, volatility returned to global markets. Rising inflation measurements in February contributed to fears that the Fed would raise short-term rates faster than previously expected, potentially resulting in other central banks following suit. In March, President Trump announced plans for a 25% tariff on steel imports and a 10% tariff on aluminum imports, causing threats of retaliation from countries across the globe and weighing on shares of U.S. companies dependent on these metals. Several countries eventually negotiated exemptions to these tariffs, though escalating tensions between the U.S. and China led to concerns of a potential trade war. Chinese President Xi Jinping sought to alleviate some tensions in a speech later in the reporting period, where he offered several compromises to the Trump administration’s demands, including greater protections for intellectual property and lower tariffs. Meanwhile, after leading the U.S. stock market for much of 2017, U.S. technology companies fell sharply in March amid increased attention from regulators and negative consumer sentiment. Among other events, Facebook, Inc. faced criticism after news surfaced regarding a third party’s access to millions of users’ data, President Trump voiced disapproval with Amazon.com, Inc.’s U.S. Postal Service contract, and two separate fatal accidents involving self-driving vehicles brought renewed scrutiny on Tesla, Inc. and Uber Technologies, Inc. However, many technology companies were able to bounce back by the end of the reporting period, due in part to solid earnings reports and growing customer or subscriber numbers.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Fund Management

Christopher Bliss, CFA, Vice President and Head of the Passive Equity Team, leads the portfolio management team for Schwab’s passive equity mutual funds and ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a Managing Director and Head of Americas Institutional Index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Chuck Craig, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab International Index Fund. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent more than five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds, except for the Schwab International Index Fund. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab International Index Fund. Prior to joining CSIM in 2012, Ms. Qin spent more than four years at The Bank of New York Mellon Corporation. During that time, Ms. Qin spent more than two years as an associate equity portfolio manager and nearly two years as a performance analyst. She also worked at Wells Fargo Funds Management as a mutual fund analyst and at CIGNA Reinsurance in Risk Management group as a risk analyst.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab International Index Fund. He joined CSIM in 2008 and became a Portfolio Manager in September 2014. Prior to this role, Mr. Rios served as an Associate Portfolio Manager on the Schwab Equity Index Strategies team for four years. His first role with CSIM was as a trade operation specialist. He also previously worked as a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the funds, except for the Schwab International Index Fund. Prior to joining CSIM in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years.

Schwab Equity Index Funds  |  Semiannual Report

Schwab S&P 500 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab S&P 500 Index Fund (5/19/97)	3.80%	13.23%	12.86%	8.99%
S&P 500® Index	3.82%	13.27%	12.96%	9.02%
Fund Category: Morningstar Large Blend[3]	3.48%	11.94%	11.42%	8.10%
Fund Expense Ratio[4]: 0.03%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “Standard & Poor’s®,” “S&P®,” and “S&P 500®” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S& P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by CSIM. The “S&P 500® Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 9, 2009, the Investor Share class, Select Share class and e.Shares class were combined into a single class of shares of the fund. The performance history of the fund prior to September 9, 2009 is that of the fund’s former Select Shares. On September 9, 2009, the Schwab Institutional Select S&P 500 Fund merged into the fund.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus.

Schwab Equity Index Funds  |  Semiannual Report

Schwab S&P 500 Index Fund
Performance and Fund Facts as of April 30, 2018

Statistics1
Number of Holdings	507
Weighted Average Market Cap (millions)	$200,959
Price/Earnings Ratio (P/E)	20.5
Price/Book Ratio (P/B)	3.1
Portfolio Turnover Rate[2]	1%
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Semiannual Report

Schwab 1000 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab 1000 Index Fund (4/2/91)	3.84%	13.21%	12.57%	8.86%
Schwab 1000 Index®	3.83%	13.18%	12.79%	9.09%
Russell 1000® Index[3]	3.83%	13.17%	12.84%	9.10%
S&P 500® Index	3.82%	13.27%	12.96%	9.02%
Fund Category: Morningstar Large Blend[4]	3.48%	11.94%	11.42%	8.10%
Fund Expense Ratio[5]: 0.05%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 18, 2009 is that of the fund’s former Investor Shares.
[3]	Effective February 28, 2018, the fund changed its secondary benchmark index from the S&P 500® Index to the Russell 1000® Index. CSIM believes that the foregoing benchmark index change provides a more appropriate comparison for evaluating the fund’s performance.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[5]	As stated in the prospectus.

Schwab Equity Index Funds  |  Semiannual Report

Schwab 1000 Index Fund
Performance and Fund Facts as of April 30, 2018

Statistics1
Number of Holdings	993 [2]
Weighted Average Market Cap (millions)	$179,287
Price/Earnings Ratio (P/E)	20.5
Price/Book Ratio (P/B)	3.0
Portfolio Turnover Rate[3]	2%
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	As a result of the Schwab 1000 Index®’s once per year reconstitution and the effects of certain corporate actions, the fund may hold less than 1,000 securities.
[3]	Not annualized.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Small-Cap Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Small-Cap Index Fund (5/19/97)	3.34%	11.61%	11.77%	9.98%
Russell 2000® Index	3.27%	11.54%	11.74%	9.49%
Small-Cap Spliced Index	3.27%	11.54%	11.74%	10.01%
Fund Category: Morningstar Small Blend[3]	1.86%	8.96%	10.54%	8.76%
Fund Expense Ratio[4]: 0.05%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Index ownership – “Russell 2000®” is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab Small-Cap Index Fund. The Schwab Small-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to August 21, 2009 is that of the fund’s former Select Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Small-Cap Index Fund
Performance and Fund Facts as of April 30, 2018

Statistics1
Number of Holdings	1,982
Weighted Average Market Cap (millions)	$2,535
Price/Earnings Ratio (P/E)	19.6
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate[2]	3%
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Total Stock Market Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Total Stock Market Index Fund (6/1/99)	3.76%	12.97%	12.64%	9.23%
Dow Jones U.S. Total Stock Market IndexSM	3.81%	13.06%	12.69%	9.19%
Fund Category: Morningstar Large Blend[3]	3.48%	11.94%	11.42%	8.10%
Fund Expense Ratio[4]: 0.03%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “Standard & Poor’s®” and “S&P®” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and has been licensed for use by S& P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by CSIM. The “Dow Jones U.S. Total Stock Market IndexSM” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab Total Stock Market Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 18, 2009 is that of the fund’s former Select Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Total Stock Market Index Fund
Performance and Fund Facts as of April 30, 2018

Statistics1
Number of Holdings	2,684
Weighted Average Market Cap (millions)	$166,667
Price/Earnings Ratio (P/E)	20.2
Price/Book Ratio (P/B)	2.9
Portfolio Turnover Rate[2]	2%
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Returns1
Fund and Inception Date	Since Inception
Fund: Schwab U.S. Large-Cap Growth Index Fund (12/20/17)	1.15%
Russell 1000® Growth Index	1.15%
Fund Category: Morningstar Large Growth[2]	N/A
Fund Expense Ratio[3]: 0.04%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Russell 1000® Growth Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Large-Cap Growth Index Fund. The Schwab U.S. Large-Cap Growth Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.

Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund
Performance and Fund Facts as of April 30, 2018

Statistics1
Number of Holdings	551
Weighted Average Market Cap (millions)	$239,467
Price/Earnings Ratio (P/E)	25.3
Price/Book Ratio (P/B)	6.2
Portfolio Turnover Rate[2]	3%
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Large-Cap Value Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Returns1
Fund and Inception Date	Since Inception
Fund: Schwab U.S. Large-Cap Value Index Fund (12/20/17)	-2.23%
Russell 1000® Value Index	-2.23%
Fund Category: Morningstar Large Value[2]	N/A
Fund Expense Ratio[3]: 0.04%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Russell 1000® Value Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Large-Cap Value Index Fund. The Schwab U.S. Large-Cap Value Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.

Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Performance and Fund Facts as of April 30, 2018

Statistics1
Number of Holdings	711
Weighted Average Market Cap (millions)	$119,380
Price/Earnings Ratio (P/E)	16.6
Price/Book Ratio (P/B)	1.9
Portfolio Turnover Rate[2]	4%
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Mid-Cap Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Returns1
Fund and Inception Date	Since Inception
Fund: Schwab U.S. Mid-Cap Index Fund (12/20/17)	-0.23%
Russell Midcap® Index	-0.22%
Fund Category: Morningstar Mid-Cap Blend[2]	N/A
Fund Expense Ratio[3]: 0.05%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Russell Midcap® Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Mid-Cap Index Fund. The Schwab U.S. Mid-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.

Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Performance and Fund Facts as of April 30, 2018

Statistics1
Number of Holdings	775
Weighted Average Market Cap (millions)	$15,075
Price/Earnings Ratio (P/E)	20.0
Price/Book Ratio (P/B)	2.6
Portfolio Turnover Rate[2]	3%
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Semiannual Report

Schwab International Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab International Index Fund (5/19/97)	2.87%	14.11%	5.76%	2.35%
MSCI EAFE® Index (Net)[3]	3.41%	14.51%	5.90%	2.43%
International Spliced Index	3.41%	14.51%	5.90%	2.46%
Fund Category: Morningstar Foreign Large Blend[4]	2.61%	13.56%	5.61%	2.21%
Fund Expense Ratio[5]: 0.06%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.
Index ownership – “MSCI EAFE®” is a registered mark of MSCI and has been licensed for use by the Schwab International Index Fund. The Schwab International Index Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI bears no liability with respect to the fund. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to August 21, 2009 is that of the fund’s former Select Shares.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[5]	As stated in the prospectus.

Schwab Equity Index Funds  |  Semiannual Report

Schwab International Index Fund
Performance and Fund Facts as of April 30, 2018

Statistics1
Number of Holdings	943
Weighted Average Market Cap (millions)	$62,691
Price/Earnings Ratio (P/E)	14.6
Price/Book Ratio (P/B)	1.7
Portfolio Turnover Rate[2]	2%
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3
Top Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2017 and held through April 30, 2018.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 11/1/17	Ending Account Value (Net of Expenses) at 4/30/18	Expenses Paid During Period 11/1/17-4/30/18[2]
Schwab S&P 500 Index Fund
Actual Return	0.03%	$1,000.00	$1,038.00	$0.15
Hypothetical 5% Return	0.03%	$1,000.00	$1,024.65	$0.15
Schwab 1000 Index Fund
Actual Return	0.05%	$1,000.00	$1,038.40	$0.25
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.55	$0.25
Schwab Small-Cap Index Fund
Actual Return	0.05%	$1,000.00	$1,033.40	$0.25
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.55	$0.25
Schwab Total Stock Market Index Fund
Actual Return	0.03%	$1,000.00	$1,037.60	$0.15
Hypothetical 5% Return	0.03%	$1,000.00	$1,024.65	$0.15
Schwab U.S. Large-Cap Growth Index Fund[3,4,5]
Actual Return	0.00%	$1,000.00	$1,011.50	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.80	$0.00
Schwab U.S. Large-Cap Value Index Fund[3,4,5]
Actual Return	0.00%	$1,000.00	$ 977.70	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.80	$0.00
Schwab U.S. Mid-Cap Index Fund[3,4,5]
Actual Return	0.00%	$1,000.00	$ 997.70	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.80	$0.00
Schwab International Index Fund
Actual Return	0.06%	$1,000.00	$1,028.70	$0.30
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.50	$0.30

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.
[3]	For the period beginning with each fund’s commencement of operations through June 30, 2018, the investment adviser has voluntarily agreed to waive each fund’s management fees to 0.00%. If the investment adviser had not voluntarily agreed to waive each fund’s management fees the expense ratios would have been 0.04%, 0.04% and 0.05% for the Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund, and Schwab U.S. Mid-Cap Index Fund, respectively. If the voluntary waiver had not been in place since commencement of operations throughout the entire most recent fiscal half-year the Expenses Paid During the period under the actual return and hypothetical 5% return example would have been the following; Schwab U.S. Large-Cap Growth Index Fund, $0.15 and $0.20, respectively, Schwab U.S. Large-Cap Value Index Fund, $0.14 and $0.20, respectively, and for Schwab U.S. Mid-Cap Index Fund, $0.18 and $0.25, respectively (see financial note 4).
[4]	The expense ratio provided for the fund is for the period from 12/20/17 (commencement of operations) through 4/30/18 (see financial note 4).
[5]	Actual expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 132 days of the period from commencement of operations on 12/20/17 through 4/30/18, and divided by 365 days of the fiscal year. Hypothetical expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by 365 days of the fiscal year.

Schwab Equity Index Funds  |  Semiannual Report

Schwab S&P 500 Index Fund
Financial Statements
Financial Highlights
	11/1/17– 4/30/18*	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13
Per-Share Data
Net asset value at beginning of period	$40.23	$33.38	$33.00	$31.99	$27.78	$22.35
Income (loss) from investment operations:
Net investment income (loss)	0.39 [1]	0.74 [1]	0.69 [1]	0.67 [1]	0.56	0.52
Net realized and unrealized gains (losses)	1.15	6.99	0.69	0.92	4.13	5.40
Total from investment operations	1.54	7.73	1.38	1.59	4.69	5.92
Less distributions:
Distributions from net investment income	(0.72)	(0.69)	(0.68)	(0.58)	(0.48)	(0.49)
Distributions from net realized gains	(0.02)	(0.19)	(0.32)	—	—	—
Total distributions	(0.74)	(0.88)	(1.00)	(0.58)	(0.48)	(0.49)
Net asset value at end of period	$41.03	$40.23	$33.38	$33.00	$31.99	$27.78
Total return	3.80% [2]	23.57%	4.40%	5.10%	17.16%	27.06%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03% [3]	0.05% [4]	0.09%	0.09%	0.09%	0.09%
Net operating expenses	N/A [5]	0.05% [4]	0.09%	0.09%	0.09%	0.09%
Net investment income (loss)	1.90% [3]	2.01%	2.12%	2.07%	1.89%	2.10%
Portfolio turnover rate	1% [2]	2%	2%	2%	2%	1%
Net assets, end of period (x 1,000,000)	$32,550	$29,999	$22,675	$21,587	$20,473	$17,121

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
5
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.6%
Other Securities		0.6	194,944,183

Banks 6.5%
Bank of America Corp.	13,713,440	1.3	410,306,125
Citigroup, Inc.	3,678,598	0.8	251,137,885
JPMorgan Chase & Co.	4,922,177	1.6	535,434,414
Wells Fargo & Co.	6,294,944	1.0	327,085,290
Other Securities		1.8	577,135,667
		6.5	2,101,099,381

Capital Goods 7.1%
3M Co.	856,452	0.5	166,485,704
General Electric Co.	12,483,743	0.5	175,646,264
Honeywell International, Inc.	1,083,531	0.5	156,765,265
The Boeing Co.	794,661	0.8	265,067,123
Other Securities		4.8	1,550,918,117
		7.1	2,314,882,473

Commercial & Professional Services 0.6%
Other Securities		0.6	190,641,755

Consumer Durables & Apparel 1.2%
Other Securities		1.2	394,664,288

Consumer Services 1.9%
McDonald's Corp.	1,145,258	0.6	191,762,000
Other Securities		1.3	429,242,072
		1.9	621,004,072

Diversified Financials 5.6%
Berkshire Hathaway, Inc., Class B *	2,765,133	1.6	535,689,216
The Charles Schwab Corp. (b)	1,700,381	0.3	94,677,214
Other Securities		3.7	1,184,831,373
		5.6	1,815,197,803

Energy 6.2%
Chevron Corp.	2,744,305	1.1	343,339,999
Exxon Mobil Corp.	6,087,414	1.5	473,296,438
Other Securities		3.6	1,207,253,872
		6.2	2,023,890,309

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 1.4%
Walmart, Inc.	2,086,661	0.6	184,586,032
Other Securities		0.8	281,093,009
		1.4	465,679,041

Food, Beverage & Tobacco 4.0%
Altria Group, Inc.	2,731,872	0.5	153,285,338
PepsiCo, Inc.	2,046,684	0.6	206,592,283
Philip Morris International, Inc.	2,231,773	0.6	183,005,386
The Coca-Cola Co.	5,510,504	0.7	238,108,878
Other Securities		1.6	518,610,359
		4.0	1,299,602,244

Health Care Equipment & Services 6.2%
Abbott Laboratories	2,499,655	0.4	145,304,945
Medtronic plc	1,949,574	0.5	156,219,365
UnitedHealth Group, Inc.	1,391,316	1.0	328,907,102
Other Securities		4.3	1,372,908,593
		6.2	2,003,340,005

Household & Personal Products 1.5%
The Procter & Gamble Co.	3,622,613	0.8	262,059,824
Other Securities		0.7	231,639,032
		1.5	493,698,856

Insurance 2.6%
Other Securities		2.6	841,753,981

Materials 2.8%
DowDuPont, Inc.	3,366,006	0.7	212,866,219
Other Securities		2.1	711,874,388
		2.8	924,740,607

Media 2.4%
Comcast Corp., Class A	6,661,996	0.6	209,120,055
The Walt Disney Co.	2,160,747	0.7	216,787,747
Other Securities		1.1	371,609,847
		2.4	797,517,649

Pharmaceuticals, Biotechnology & Life Sciences 7.9%
AbbVie, Inc.	2,291,778	0.7	221,271,166
Amgen, Inc.	962,104	0.5	167,867,906
Johnson & Johnson	3,856,026	1.5	487,748,729
Merck & Co., Inc.	3,876,824	0.7	228,228,629

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Pfizer, Inc.	8,558,167	1.0	313,314,494
Other Securities		3.5	1,160,065,766
		7.9	2,578,496,690

Real Estate 2.7%
Other Securities		2.7	891,603,182

Retailing 6.7%
Amazon.com, Inc. *	577,430	2.8	904,330,446
Booking Holdings, Inc. *	70,128	0.5	152,738,784
Netflix, Inc. *	623,900	0.6	194,943,794
The Home Depot, Inc.	1,682,313	1.0	310,891,442
Other Securities		1.8	627,271,523
		6.7	2,190,175,989

Semiconductors & Semiconductor Equipment 4.0%
Intel Corp.	6,723,922	1.1	347,088,854
NVIDIA Corp.	869,561	0.6	195,564,269
Texas Instruments, Inc.	1,413,300	0.4	143,351,019
Other Securities		1.9	607,377,835
		4.0	1,293,381,977

Software & Services 14.9%
Adobe Systems, Inc. *	705,679	0.5	156,378,466
Alphabet, Inc., Class A *	427,916	1.3	435,866,679
Alphabet, Inc., Class C *	438,135	1.4	445,727,880
Facebook, Inc., Class A *	3,442,317	1.8	592,078,524
International Business Machines Corp.	1,231,306	0.5	178,490,118
MasterCard, Inc., Class A	1,326,128	0.7	236,408,839
Microsoft Corp.	11,059,430	3.2	1,034,277,894
Oracle Corp.	4,340,536	0.6	198,232,279
Visa, Inc., Class A	2,588,862	1.0	328,474,811
Other Securities		3.9	1,248,019,060
		14.9	4,853,954,550

Technology Hardware & Equipment 5.8%
Apple, Inc.	7,287,704	3.7	1,204,365,963
Cisco Systems, Inc.	6,910,886	0.9	306,083,141
Other Securities		1.2	374,411,989
		5.8	1,884,861,093

Telecommunication Services 1.9%
AT&T, Inc.	8,823,094	0.9	288,515,174
Verizon Communications, Inc.	5,930,455	0.9	292,667,954
Other Securities		0.1	25,689,507
		1.9	606,872,635

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 2.2%
Union Pacific Corp.	1,131,241	0.5	151,167,735
Other Securities		1.7	549,772,315
		2.2	700,940,050

Utilities 2.9%
Other Securities		2.9	943,680,622
Total Common Stock
(Cost $17,046,611,311)			32,426,623,435

Other Investment Company 0.0% of net assets

Securities Lending Collateral 0.0%
Other Securities		0.0	6,295,955
Total Other Investment Company
(Cost $6,295,955)			6,295,955
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investment 0.2% of net assets

Time Deposit 0.2%
Other Securities		0.2	64,886,359
Total Short-Term Investment
(Cost $64,886,359)			64,886,359

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/15/18	935	123,747,250	(1,141,188)
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $6,137,856.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

The fund owns shares of an affiliate, The Charles Schwab Corp. since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended April 30, 2018:
	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	1,598,881	136,500	(35,000)	1,700,381	$17,448,500	$6,609	$292,979

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$32,426,623,435	$—	$—	$32,426,623,435
Other Investment Company[1]	6,295,955	—	—	6,295,955
Short-Term Investment[1]	—	64,886,359	—	64,886,359
Liabilities
Futures Contracts[2]	(1,141,188)	—	—	(1,141,188)
Total	$32,431,778,202	$64,886,359	$—	$32,496,664,561
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Semiannual Report
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Schwab S&P 500 Index Fund
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investment in affiliated issuer, at value (cost $32,979,042)		$94,677,214
Investments in unaffiliated issuers, at value (cost $17,078,518,628) including securities on loan of $6,137,856		32,396,832,580
Collateral invested for securities on loan, at value (cost $6,295,955)		6,295,955
Deposit with broker for futures contracts		14,761,000
Receivables:
Fund shares sold		39,380,905
Dividends		27,907,877
Income from securities on loan		9,333
Interest	+	1,893
Total assets		32,579,866,757
Liabilities
Collateral held for securities on loan		6,295,955
Payables:
Investment adviser fees		802,305
Fund shares redeemed		21,335,635
Variation margin on futures contracts	+	1,062,338
Total liabilities		29,496,233
Net Assets
Total assets		32,579,866,757
Total liabilities	–	29,496,233
Net assets		$32,550,370,524
Net Assets by Source
Capital received from investors		17,089,605,307
Net investment income not yet distributed		189,058,562
Net realized capital losses		(107,164,281)
Net unrealized capital appreciation		15,378,870,936

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$32,550,370,524		793,326,535		$41.03

Schwab Equity Index Funds  |  Semiannual Report
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Schwab S&P 500 Index Fund
Statement of Operations

For the period November 1, 2017 through April 30, 2018; unaudited
Investment Income
Dividends received from affiliated issuer		$292,979
Dividends received from unaffiliated issuers		306,873,337
Interest		527,820
Securities on loan, net	+	285,448
Total investment income		307,979,584
Expenses
Investment adviser fees		4,779,671
Total expenses	–	4,779,671
Net investment income		303,199,913
Realized and Unrealized Gains (Losses)
Net realized gains on affiliated issuer		6,609
Net realized losses on unaffiliated issuers		(80,917,853)
Net realized gains on futures contracts	+	17,250,169
Net realized losses		(63,661,075)
Net change in unrealized appreciation (depreciation) on affiliated issuer		17,448,500
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		872,618,580
Net change in unrealized appreciation (depreciation) on futures contracts	+	(2,248,894)
Net change in unrealized appreciation (depreciation)	+	887,818,186
Net realized and unrealized gains		824,157,111
Increase in net assets resulting from operations		$1,127,357,024

Schwab Equity Index Funds  |  Semiannual Report
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Schwab S&P 500 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/17-4/30/18		11/1/16-10/31/17
Net investment income		$303,199,913	$531,949,288
Net realized losses		(63,661,075)	(9,643,477)
Net change in unrealized appreciation (depreciation)	+	887,818,186	4,977,368,643
Increase in net assets from operations		1,127,357,024	5,499,674,454
Distributions to Shareholders
Distributions from net investment income		(542,341,760)	(467,541,204)
Distributions from net realized gains	+	(12,524,865)	(130,682,605)
Total distributions		($554,866,625)	($598,223,809)

Transactions in Fund Shares
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		106,257,717	$4,431,046,637	179,562,912	$6,615,177,231
Shares reinvested		13,165,483	545,314,317	14,654,966	509,406,624
Shares redeemed	+	(71,790,030)	(2,997,141,329)	(127,842,782)	(4,701,911,186)
Net transactions in fund shares		47,633,170	$1,979,219,625	66,375,096	$2,422,672,669
Shares Outstanding and Net Assets
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		745,693,365	$29,998,660,500	679,318,269	$22,674,537,186
Total increase	+	47,633,170	2,551,710,024	66,375,096	7,324,123,314
End of period		793,326,535	$32,550,370,524	745,693,365	$29,998,660,500
Net investment income not yet distributed			$189,058,562		$428,200,409

Schwab Equity Index Funds  |  Semiannual Report
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Schwab 1000 Index Fund
Financial Statements
Financial Highlights
	11/1/17– 4/30/18*	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13
Per-Share Data
Net asset value at beginning of period	$62.61	$52.40	$53.67	$53.63	$48.31	$40.23
Income (loss) from investment operations:
Net investment income (loss)[1]	0.58	1.08	0.95	0.94	0.83	0.81
Net realized and unrealized gains (losses)	1.85	10.96	0.92	1.40	6.74	9.74
Total from investment operations	2.43	12.04	1.87	2.34	7.57	10.55
Less distributions:
Distributions from net investment income	(1.10)	(0.97)	(0.96)	(0.86)	(0.75)	(0.81)
Distributions from net realized gains	(1.55)	(0.86)	(2.18)	(1.44)	(1.50)	(1.66)
Total distributions	(2.65)	(1.83)	(3.14)	(2.30)	(2.25)	(2.47)
Net asset value at end of period	$62.39	$62.61	$52.40	$53.67	$53.63	$48.31
Total return	3.84% [2]	23.52%	3.87%	4.66%	16.36%	27.85%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [3]	0.14% [4]	0.33%	0.33%	0.33%	0.34%
Net operating expenses	N/A [5]	0.12% [4]	0.29%	0.29%	0.29%	0.29%
Net investment income (loss)	1.84% [3]	1.87%	1.86%	1.77%	1.64%	1.87%
Portfolio turnover rate	2% [2]	5%	3%	4%	4%	4%
Net assets, end of period (x 1,000,000)	$7,789	$7,681	$6,432	$6,550	$6,586	$5,887

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
5
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.

Schwab Equity Index Funds  |  Semiannual Report
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Schwab 1000 Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.9%
Other Securities		0.9	69,556,987

Banks 6.5%
Bank of America Corp.	2,922,761	1.1	87,449,009
Citigroup, Inc.	785,528	0.7	53,627,997
JPMorgan Chase & Co.	1,048,378	1.5	114,042,559
Wells Fargo & Co.	1,339,934	0.9	69,622,971
Other Securities		2.3	182,080,737
		6.5	506,823,273

Capital Goods 7.3%
3M Co.	181,254	0.5	35,233,965
General Electric Co.	2,643,602	0.5	37,195,480
Honeywell International, Inc.	229,017	0.4	33,134,180
The Boeing Co.	169,098	0.7	56,404,329
Other Securities		5.2	405,511,912
		7.3	567,479,866

Commercial & Professional Services 0.8%
Other Securities		0.8	60,681,403

Consumer Durables & Apparel 1.3%
Other Securities		1.3	96,859,297

Consumer Services 2.2%
McDonald's Corp.	242,189	0.5	40,552,126
Other Securities		1.7	130,638,694
		2.2	171,190,820

Diversified Financials 5.5%
Berkshire Hathaway, Inc., Class B *	585,856	1.5	113,497,883
The Charles Schwab Corp. (b)	361,265	0.3	20,115,235
Other Securities		3.7	297,583,888
		5.5	431,197,006

Energy 6.0%
Chevron Corp.	580,537	0.9	72,630,984
Exxon Mobil Corp.	1,289,041	1.3	100,222,938
Other Securities		3.8	295,353,354
		6.0	468,207,276

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 1.3%
Walmart, Inc.	443,206	0.5	39,206,003
Other Securities		0.8	62,130,044
		1.3	101,336,047

Food, Beverage & Tobacco 3.7%
Altria Group, Inc.	576,305	0.4	32,336,474
PepsiCo, Inc.	431,546	0.6	43,560,253
Philip Morris International, Inc.	471,965	0.5	38,701,130
The Coca-Cola Co.	1,165,442	0.6	50,358,749
Other Securities		1.6	126,412,070
		3.7	291,368,676

Health Care Equipment & Services 5.9%
Abbott Laboratories	527,301	0.4	30,652,007
Medtronic plc	411,522	0.4	32,975,258
UnitedHealth Group, Inc.	294,026	0.9	69,507,746
Other Securities		4.2	329,719,513
		5.9	462,854,524

Household & Personal Products 1.4%
The Procter & Gamble Co.	769,263	0.7	55,648,486
Other Securities		0.7	54,546,332
		1.4	110,194,818

Insurance 2.8%
Other Securities		2.8	218,684,688

Materials 3.1%
DowDuPont, Inc.	710,241	0.6	44,915,641
Other Securities		2.5	199,708,866
		3.1	244,624,507

Media 2.5%
Comcast Corp., Class A	1,412,855	0.6	44,349,518
The Walt Disney Co.	456,340	0.6	45,784,592
Other Securities		1.3	106,071,050
		2.5	196,205,160

Pharmaceuticals, Biotechnology & Life Sciences 7.5%
AbbVie, Inc.	485,775	0.6	46,901,576
Amgen, Inc.	207,674	0.5	36,234,960
Johnson & Johnson	816,925	1.3	103,332,843
Merck & Co., Inc.	824,518	0.6	48,539,375

Schwab Equity Index Funds  |  Semiannual Report
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Schwab 1000 Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Pfizer, Inc.	1,809,607	0.9	66,249,712
Other Securities		3.6	285,551,947
		7.5	586,810,413

Real Estate 3.4%
Other Securities		3.4	264,256,826

Retailing 6.2%
Amazon.com, Inc. *	122,491	2.5	191,836,830
Booking Holdings, Inc. *	14,846	0.4	32,334,588
Netflix, Inc. *	132,300	0.5	41,338,458
The Home Depot, Inc.	354,835	0.8	65,573,508
Other Securities		2.0	148,275,336
		6.2	479,358,720

Semiconductors & Semiconductor Equipment 3.9%
Intel Corp.	1,426,012	0.9	73,610,739
NVIDIA Corp.	184,499	0.5	41,493,825
Texas Instruments, Inc.	299,497	0.4	30,377,981
Other Securities		2.1	157,415,689
		3.9	302,898,234

Software & Services 14.9%
Adobe Systems, Inc. *	150,522	0.4	33,355,675
Alphabet, Inc., Class A *	90,774	1.2	92,460,581
Alphabet, Inc., Class C *	92,832	1.2	94,440,779
Facebook, Inc., Class A *	730,052	1.6	125,568,944
International Business Machines Corp.	260,288	0.5	37,731,348
MasterCard, Inc., Class A	281,129	0.6	50,116,867
Microsoft Corp.	2,345,844	2.8	219,383,331
Oracle Corp.	923,759	0.5	42,188,074
Visa, Inc., Class A	548,100	0.9	69,542,928
Other Securities		5.2	394,166,023
		14.9	1,158,954,550

Technology Hardware & Equipment 5.7%
Apple, Inc.	1,549,474	3.3	256,066,073
Cisco Systems, Inc.	1,472,215	0.8	65,204,402
Other Securities		1.6	120,073,166
		5.7	441,343,641

Telecommunication Services 1.8%
AT&T, Inc.	1,870,456	0.8	61,163,911
Verizon Communications, Inc.	1,256,495	0.8	62,008,028
Other Securities		0.2	14,254,912
		1.8	137,426,851

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 2.1%
Union Pacific Corp.	239,024	0.4	31,940,777
Other Securities		1.7	132,603,636
		2.1	164,544,413

Utilities 3.0%
Other Securities		3.0	230,028,342
Total Common Stock
(Cost $2,046,996,854)			7,762,886,338

Other Investment Companies 0.4% of net assets

Money Market Fund 0.2%
Other Securities		0.2	17,554,578

Securities Lending Collateral 0.2%
Other Securities		0.2	16,590,817
Total Other Investment Companies
(Cost $34,145,395)			34,145,395

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/15/18	192	25,411,200	(626,546)
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $16,207,105.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp. since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended April 30, 2018:
	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	375,265	4,800	(18,800)	361,265	$3,555,940	$431,862	$65,668

Schwab Equity Index Funds  |  Semiannual Report
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Schwab 1000 Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$7,762,886,338	$—	$—	$7,762,886,338
Other Investment Companies[1]	34,145,395	—	—	34,145,395
Liabilities
Futures Contracts[2]	(626,546)	—	—	(626,546)
Total	$7,796,405,187	$—	$—	$7,796,405,187
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Semiannual Report
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Schwab 1000 Index Fund
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investment in affiliated issuer, at value (cost $1,941,764)		$20,115,235
Investments in unaffiliated issuers, at value (cost $2,062,609,668) including securities on loan of $16,207,105		7,760,325,681
Collateral invested for securities on loan, at value (cost $16,590,817)		16,590,817
Deposit with broker for futures contracts		1,856,000
Receivables:
Dividends		6,306,096
Fund shares sold		2,305,179
Income from securities on loan	+	38,043
Total assets		7,807,537,051
Liabilities
Collateral held for securities on loan		16,590,817
Payables:
Investment adviser fees		321,479
Fund shares redeemed		1,396,278
Variation margin on futures contracts	+	229,418
Total liabilities		18,537,992
Net Assets
Total assets		7,807,537,051
Total liabilities	–	18,537,992
Net assets		$7,788,999,059
Net Assets by Source
Capital received from investors		1,860,772,534
Net investment income not yet distributed		44,265,968
Net realized capital gains		168,697,619
Net unrealized capital appreciation		5,715,262,938

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$7,788,999,059		124,834,230		$62.39

Schwab Equity Index Funds  |  Semiannual Report
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Schwab 1000 Index Fund
Statement of Operations

For the period November 1, 2017 through April 30, 2018; unaudited
Investment Income
Dividends received from affiliated issuer		$65,668
Dividends received from unaffiliated issuers (net of foreign withholding tax of $4,207)		74,242,853
Securities on loan, net	+	230,377
Total investment income		74,538,898
Expenses
Investment adviser fees		1,967,409
Total expenses	–	1,967,409
Net investment income		72,571,489
Realized and Unrealized Gains (Losses)
Net realized gains on affiliated issuer		431,862
Net realized gains on unaffiliated issuers		141,946,953
Net realized gains on futures contracts	+	3,513,863
Net realized gains		145,892,678
Net change in unrealized appreciation (depreciation) on affiliated issuer		3,555,940
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		77,911,727
Net change in unrealized appreciation (depreciation) on futures contracts	+	(1,251,463)
Net change in unrealized appreciation (depreciation)	+	80,216,204
Net realized and unrealized gains		226,108,882
Increase in net assets resulting from operations		$298,680,371

Schwab Equity Index Funds  |  Semiannual Report
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Schwab 1000 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/17-4/30/18		11/1/16-10/31/17
Net investment income		$72,571,489	$133,035,258
Net realized gains		145,892,678	190,829,677
Net change in unrealized appreciation (depreciation)	+	80,216,204	1,158,864,872
Increase in net assets from operations		298,680,371	1,482,729,807
Distributions to Shareholders
Distributions from net investment income		(134,342,862)	(118,201,282)
Distributions from net realized gains	+	(189,924,986)	(104,593,102)
Total distributions		($324,267,848)	($222,794,384)

Transactions in Fund Shares
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,924,058	$313,203,519	8,174,082	$469,813,117
Shares reinvested		5,120,254	322,166,360	3,447,950	186,706,519
Shares redeemed	+	(7,880,216)	(501,486,210)	(11,718,276)	(668,209,704)
Net transactions in fund shares		2,164,096	$133,883,669	(96,244)	($11,690,068)
Shares Outstanding and Net Assets
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		122,670,134	$7,680,702,867	122,766,378	$6,432,457,512
Total increase or decrease	+	2,164,096	108,296,192	(96,244)	1,248,245,355
End of period		124,834,230	$7,788,999,059	122,670,134	$7,680,702,867
Net investment income not yet distributed			$44,265,968		$106,037,341

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Schwab Small-Cap Index Fund
Financial Statements
Financial Highlights
	11/1/17– 4/30/18*	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13
Per-Share Data
Net asset value at beginning of period	$31.45	$25.60	$26.29	$28.13	$27.62	$21.26
Income (loss) from investment operations:
Net investment income (loss)[1]	0.24	0.38	0.39	0.38	0.35	0.42
Net realized and unrealized gains (losses)	0.81	6.62	0.59	(0.34)	1.76	6.94
Total from investment operations	1.05	7.00	0.98	0.04	2.11	7.36
Less distributions:
Distributions from net investment income	(0.39)	(0.39)	(0.36)	(0.34)	(0.31)	(0.50)
Distributions from net realized gains	(1.21)	(0.76)	(1.31)	(1.54)	(1.29)	(0.50)
Total distributions	(1.60)	(1.15)	(1.67)	(1.88)	(1.60)	(1.00)
Net asset value at end of period	$30.90	$31.45	$25.60	$26.29	$28.13	$27.62
Total return	3.34% [2]	27.84%	4.17%	0.36%	8.08%	36.23%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [3]	0.10% [4]	0.20%	0.20%	0.21%	0.20%
Net operating expenses	N/A [5]	0.09% [4]	0.17%	0.17%	0.17%	0.17%
Net investment income (loss)	1.57% [3]	1.31%	1.60%	1.37%	1.27%	1.76%
Portfolio turnover rate	3% [2]	11%	17%	17%	12%	11%
Net assets, end of period (x 1,000,000)	$3,778	$3,531	$2,619	$2,607	$2,567	$2,351

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
5
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.1%
Other Securities		1.1	40,155,056

Banks 12.5%
Hancock Holding Co.	150,426	0.2	7,348,310
Sterling Bancorp	382,930	0.2	9,094,587
Texas Capital Bancshares, Inc. *	88,400	0.2	8,720,660
Umpqua Holdings Corp.	398,388	0.2	9,386,021
Wintrust Financial Corp.	99,466	0.2	8,897,234
Other Securities		11.5	427,474,554
		12.5	470,921,366

Capital Goods 9.4%
Curtiss-Wright Corp.	78,840	0.3	10,094,674
EMCOR Group, Inc.	105,797	0.2	7,785,601
Other Securities		8.9	335,865,411
		9.4	353,745,686

Commercial & Professional Services 3.7%
ASGN, Inc. *	89,239	0.2	7,195,341
Other Securities		3.5	134,702,113
		3.7	141,897,454

Consumer Durables & Apparel 2.6%
Other Securities		2.6	98,290,183

Consumer Services 4.3%
Grand Canyon Education, Inc. *	83,975	0.2	8,732,560
Texas Roadhouse, Inc.	118,996	0.2	7,625,264
Other Securities		3.9	144,555,761
		4.3	160,913,585

Diversified Financials 3.0%
FirstCash, Inc.	83,027	0.2	7,198,441
Other Securities		2.8	108,351,054
		3.0	115,549,495

Energy 4.1%
Other Securities		4.1	157,070,872

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 0.5%
Other Securities		0.5	20,557,176

Food, Beverage & Tobacco 1.4%
Other Securities		1.4	51,555,743

Health Care Equipment & Services 7.1%
Cantel Medical Corp.	64,845	0.2	7,267,179
Chemed Corp.	28,098	0.2	8,660,366
Encompass Health Corp.	175,600	0.3	10,679,992
Haemonetics Corp. *	96,000	0.2	7,491,840
Insulet Corp. *	103,500	0.2	8,901,000
Integra LifeSciences Holdings Corp. *	114,096	0.2	7,031,736
LivaNova plc *	86,600	0.2	7,688,348
Masimo Corp. *	80,400	0.2	7,214,292
Medidata Solutions, Inc. *	100,900	0.2	7,200,224
Other Securities		5.2	198,012,762
		7.1	270,147,739

Household & Personal Products 0.4%
Other Securities		0.4	16,249,410

Insurance 2.4%
Primerica, Inc.	79,600	0.2	7,701,300
Other Securities		2.2	83,177,190
		2.4	90,878,490

Materials 4.3%
Louisiana-Pacific Corp.	258,472	0.2	7,322,512
Other Securities		4.1	155,419,516
		4.3	162,742,028

Media 1.3%
Other Securities		1.3	47,876,634

Pharmaceuticals, Biotechnology & Life Sciences 9.4%
Avexis, Inc. *	50,100	0.3	10,654,266
Bluebird Bio, Inc. *	87,200	0.4	14,837,080
Catalent, Inc. *	240,399	0.3	9,882,803
Exact Sciences Corp. *	209,762	0.3	10,490,198
Nektar Therapeutics *	268,971	0.6	22,502,114
PRA Health Sciences, Inc. *	89,400	0.2	7,345,998
Sage Therapeutics, Inc. *	75,095	0.3	10,807,672

Schwab Equity Index Funds  |  Semiannual Report
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Schwab Small-Cap Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Sarepta Therapeutics, Inc. *	108,900	0.2	8,315,604
Other Securities		6.8	258,859,565
		9.4	353,695,300

Real Estate 6.4%
Other Securities		6.4	241,037,493

Retailing 3.0%
Other Securities		3.0	113,187,931

Semiconductors & Semiconductor Equipment 2.9%
Entegris, Inc.	253,600	0.2	8,165,920
MKS Instruments, Inc.	96,189	0.3	9,849,753
Monolithic Power Systems, Inc.	71,400	0.2	8,360,940
Other Securities		2.2	83,900,456
		2.9	110,277,069

Software & Services 9.7%
Aspen Technology, Inc. *	130,899	0.3	11,486,387
Blackbaud, Inc.	84,769	0.2	8,897,354
EPAM Systems, Inc. *	88,983	0.3	10,175,206
Fair Isaac Corp. *	53,391	0.2	9,246,253
GrubHub, Inc. *	153,076	0.4	15,482,107
MAXIMUS, Inc.	115,517	0.2	7,812,415
Nutanix, Inc., Class A *	195,900	0.3	9,910,581
Paycom Software, Inc. *	88,107	0.3	10,062,700
Proofpoint, Inc. *	77,900	0.2	9,187,526
RingCentral, Inc., Class A *	115,868	0.2	7,768,949
Zendesk, Inc. *	177,594	0.2	8,657,707
Other Securities		6.9	256,761,807
		9.7	365,448,992

Technology Hardware & Equipment 4.6%
Littelfuse, Inc.	43,100	0.2	8,056,252
Other Securities		4.4	164,860,952
		4.6	172,917,204

Telecommunication Services 0.6%
Other Securities		0.6	23,465,670

Transportation 1.6%
Knight-Swift Transportation Holdings, Inc.	224,728	0.2	8,766,639
Other Securities		1.4	51,613,515
		1.6	60,380,154

Utilities 3.3%
IDACORP, Inc.	89,943	0.2	8,364,699
WGL Holdings, Inc.	91,833	0.2	7,814,988
Other Securities		2.9	108,384,607
		3.3	124,564,294
Total Common Stock
(Cost $2,543,913,093)			3,763,525,024
Security	Number of Shares	% of Net Assets	Value ($)
Rights 0.0% of net assets

Media 0.0%
Other Securities		0.0	14,883

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	780,370
Total Rights
(Cost $250,273)			795,253

Other Investment Company 2.3% of net assets

Securities Lending Collateral 2.3%
Wells Fargo Government Money Market Fund, Select Class 1.59% (c)	85,792,496	2.3	85,792,496
Total Other Investment Company
(Cost $85,792,496)			85,792,496
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 0.3% of net assets

Time Deposits 0.3%
BNP Paribas 1.05%, 05/01/18 (d)	8,131,228	0.2	8,131,228
Other Securities		0.1	1,292,421
		0.3	9,423,649
Total Short-Term Investments
(Cost $9,423,649)			9,423,649

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 06/15/18	156	12,041,640	(179,612)
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $82,546,944.
(b)	Fair-valued by management in accordance with procedures approved by fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$3,600,782,996	$—	$—	$3,600,782,996
Materials	162,742,028	—	— *	162,742,028
Rights [1]
Media	—	—	14,883	14,883
Pharmaceuticals, Biotechnology & Life Sciences	—	—	780,370 *	780,370
Other Investment Company[1]	85,792,496	—	—	85,792,496
Short-Term Investments[1]	—	9,423,649	—	9,423,649
Liabilities
Futures Contracts[2]	(179,612)	—	—	(179,612)
Total	$3,849,137,908	$9,423,649	$795,253	$3,859,356,810
*	Level 3 amount shown includes securities determined to have no value at April 30, 2018.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $2,553,587,015) including securities on loan of $82,546,944		$3,773,743,926
Collateral invested for securities on loan, at value (cost $85,792,496)		85,792,496
Deposit with broker for futures contracts		1,870,000
Receivables:
Fund shares sold		4,119,534
Dividends		1,039,738
Income from securities on loan		434,092
Foreign tax reclaims		1,110
Interest	+	273
Total assets		3,867,001,169
Liabilities
Collateral held for securities on loan		85,792,496
Payables:
Investments bought		1,029,540
Investment adviser fees		155,396
Fund shares redeemed		2,267,722
Variation margin on futures contracts	+	120,021
Total liabilities		89,365,175
Net Assets
Total assets		3,867,001,169
Total liabilities	–	89,365,175
Net assets		$3,777,635,994
Net Assets by Source
Capital received from investors		2,546,112,106
Net investment income not yet distributed		14,859,619
Net realized capital losses		(3,313,030)
Net unrealized capital appreciation		1,219,977,299

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,777,635,994		122,267,038		$30.90

Schwab Equity Index Funds  |  Semiannual Report
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Schwab Small-Cap Index Fund
Statement of Operations

For the period November 1, 2017 through April 30, 2018; unaudited
Investment Income
Dividends (net of foreign withholding tax of $3,288)		$26,506,850
Interest		64,021
Securities on loan, net	+	3,040,964
Total investment income		29,611,835
Expenses
Investment adviser fees		914,610
Total expenses	–	914,610
Net investment income		28,697,225
Realized and Unrealized Gains (Losses)
Net realized gains on investments		7,068,437
Net realized gains on futures contracts	+	2,025,911
Net realized gains		9,094,348
Net change in unrealized appreciation (depreciation) on investments		80,306,985
Net change in unrealized appreciation (depreciation) on futures contracts	+	(197,657)
Net change in unrealized appreciation (depreciation)	+	80,109,328
Net realized and unrealized gains		89,203,676
Increase in net assets resulting from operations		$117,900,901

Schwab Equity Index Funds  |  Semiannual Report
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Schwab Small-Cap Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/17-4/30/18		11/1/16-10/31/17
Net investment income		$28,697,225	$41,398,028
Net realized gains		9,094,348	137,045,478
Net change in unrealized appreciation (depreciation)	+	80,109,328	563,299,358
Increase in net assets from operations		117,900,901	741,742,864
Distributions to Shareholders
Distributions from net investment income		(43,773,504)	(39,963,730)
Distributions from net realized gains	+	(137,499,367)	(77,932,853)
Total distributions		($181,272,871)	($117,896,583)

Transactions in Fund Shares
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		15,455,017	$480,909,082	27,293,118	$793,122,741
Shares reinvested		5,632,305	173,981,894	3,628,372	102,973,212
Shares redeemed	+	(11,094,014)	(344,882,483)	(20,947,140)	(607,654,132)
Net transactions in fund shares		9,993,308	$310,008,493	9,974,350	$288,441,821
Shares Outstanding and Net Assets
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		112,273,730	$3,530,999,471	102,299,380	$2,618,711,369
Total increase	+	9,993,308	246,636,523	9,974,350	912,288,102
End of period		122,267,038	$3,777,635,994	112,273,730	$3,530,999,471
Net investment income not yet distributed			$14,859,619		$29,935,898

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Financial Statements
Financial Highlights
	11/1/17– 4/30/18*	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13
Per-Share Data
Net asset value at beginning of period	$46.25	$38.19	$37.69	$36.96	$32.53	$25.80
Income (loss) from investment operations:
Net investment income (loss)	0.44 [1]	0.80 [1]	0.75 [1]	0.72 [1]	0.60	0.57
Net realized and unrealized gains (losses)	1.31	8.19	0.75	0.83	4.49	6.70
Total from investment operations	1.75	8.99	1.50	1.55	5.09	7.27
Less distributions:
Distributions from net investment income	(0.76)	(0.74)	(0.70)	(0.61)	(0.51)	(0.54)
Distributions from net realized gains	(0.11)	(0.19)	(0.30)	(0.21)	(0.15)	—
Total distributions	(0.87)	(0.93)	(1.00)	(0.82)	(0.66)	(0.54)
Net asset value at end of period	$47.13	$46.25	$38.19	$37.69	$36.96	$32.53
Total return	3.76% [2]	23.89%	4.19%	4.36%	15.93%	28.76%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03% [3]	0.05% [4]	0.10%	0.11%	0.10%	0.10%
Net operating expenses	N/A [5]	0.05% [4]	0.09%	0.09%	0.09%	0.09%
Net investment income (loss)	1.84% [3]	1.89%	2.03%	1.92%	1.79%	2.02%
Portfolio turnover rate	2% [2]	2%	1%	2%	1%	2%
Net assets, end of period (x 1,000,000)	$7,762	$6,720	$4,850	$4,477	$4,049	$3,183

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
5
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.9%
Other Securities		0.9	69,935,209

Banks 6.8%
Bank of America Corp.	2,699,863	1.0	80,779,901
Citigroup, Inc.	724,992	0.6	49,495,204
JPMorgan Chase & Co.	968,914	1.4	105,398,465
Wells Fargo & Co.	1,240,557	0.8	64,459,342
Other Securities		3.0	227,013,829
		6.8	527,146,741

Capital Goods 7.4%
3M Co.	168,251	0.4	32,706,312
General Electric Co.	2,459,976	0.4	34,611,862
Honeywell International, Inc.	212,125	0.4	30,690,245
The Boeing Co.	156,234	0.7	52,113,413
Other Securities		5.5	426,966,888
		7.4	577,088,720

Commercial & Professional Services 1.0%
Other Securities		1.0	76,912,579

Consumer Durables & Apparel 1.4%
Other Securities		1.4	108,310,338

Consumer Services 2.3%
McDonald's Corp.	224,985	0.5	37,671,488
Other Securities		1.8	140,709,200
		2.3	178,380,688

Diversified Financials 5.4%
Berkshire Hathaway, Inc., Class B *	543,352	1.4	105,263,583
The Charles Schwab Corp. (b)	334,770	0.2	18,639,994
Other Securities		3.8	297,041,343
		5.4	420,944,920

Energy 6.0%
Chevron Corp.	539,258	0.9	67,466,568
Exxon Mobil Corp.	1,196,140	1.2	92,999,885
Other Securities		3.9	303,001,170
		6.0	463,467,623

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 1.3%
Walmart, Inc.	409,919	0.5	36,261,435
Other Securities		0.8	62,171,390
		1.3	98,432,825

Food, Beverage & Tobacco 3.6%
Altria Group, Inc.	537,081	0.4	30,135,615
PepsiCo, Inc.	401,802	0.5	40,557,894
Philip Morris International, Inc.	438,889	0.5	35,988,898
The Coca-Cola Co.	1,083,494	0.6	46,817,776
Other Securities		1.6	126,580,071
		3.6	280,080,254

Health Care Equipment & Services 6.0%
Medtronic plc	381,820	0.4	30,595,237
UnitedHealth Group, Inc.	273,230	0.8	64,591,572
Other Securities		4.8	367,376,103
		6.0	462,562,912

Household & Personal Products 1.3%
The Procter & Gamble Co.	710,645	0.7	51,408,059
Other Securities		0.6	53,674,173
		1.3	105,082,232

Insurance 2.8%
Other Securities		2.8	217,954,688

Materials 3.3%
DowDuPont, Inc.	662,424	0.5	41,891,694
Other Securities		2.8	212,417,388
		3.3	254,309,082

Media 2.5%
Comcast Corp., Class A	1,311,334	0.5	41,162,774
The Walt Disney Co.	424,453	0.5	42,585,369
Other Securities		1.5	109,835,122
		2.5	193,583,265

Pharmaceuticals, Biotechnology & Life Sciences 7.6%
AbbVie, Inc.	451,446	0.6	43,587,111
Amgen, Inc.	188,931	0.4	32,964,681
Johnson & Johnson	758,603	1.2	95,955,694
Merck & Co., Inc.	763,489	0.6	44,946,597

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Pfizer, Inc.	1,682,240	0.8	61,586,806
Other Securities		4.0	315,375,999
		7.6	594,416,888

Real Estate 3.7%
Other Securities		3.7	285,418,638

Retailing 6.0%
Amazon.com, Inc. *	113,565	2.3	177,857,553
Booking Holdings, Inc. *	13,799	0.4	30,054,222
Netflix, Inc. *	122,675	0.5	38,331,031
The Home Depot, Inc.	329,852	0.8	60,956,650
Other Securities		2.0	158,972,947
		6.0	466,172,403

Semiconductors & Semiconductor Equipment 3.8%
Intel Corp.	1,323,420	0.9	68,314,940
NVIDIA Corp.	170,885	0.5	38,432,036
Other Securities		2.4	186,349,636
		3.8	293,096,612

Software & Services 14.4%
Adobe Systems, Inc. *	138,890	0.4	30,778,024
Alphabet, Inc., Class A *	84,222	1.1	85,786,845
Alphabet, Inc., Class C *	86,025	1.1	87,515,813
Facebook, Inc., Class A *	677,320	1.5	116,499,040
International Business Machines Corp.	242,084	0.5	35,092,497
MasterCard, Inc., Class A	260,093	0.6	46,366,779
Microsoft Corp.	2,175,410	2.6	203,444,343
Oracle Corp.	853,247	0.5	38,967,790
Visa, Inc., Class A	508,497	0.8	64,518,099
Other Securities		5.3	408,635,588
		14.4	1,117,604,818

Technology Hardware & Equipment 5.6%
Apple, Inc.	1,434,322	3.1	237,036,054
Cisco Systems, Inc.	1,363,559	0.8	60,392,028
Other Securities		1.7	135,987,475
		5.6	433,415,557

Telecommunication Services 1.7%
AT&T, Inc.	1,734,681	0.7	56,724,069
Verizon Communications, Inc.	1,164,058	0.7	57,446,262
Other Securities		0.3	18,104,777
		1.7	132,275,108

Transportation 2.1%
Union Pacific Corp.	222,149	0.4	29,685,771
Other Securities		1.7	131,779,870
		2.1	161,465,641

Utilities 2.9%
Other Securities		2.9	226,739,237
Total Common Stock
(Cost $4,739,076,245)			7,744,796,978

Security	Number of Shares	% of Net Assets	Value ($)
Rights 0.0% of net assets

Media 0.0%
Other Securities		0.0	1,566

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	87,730

Technology Hardware & Equipment 0.0%
Other Securities		0.0	—
Total Rights
(Cost $34,633)			89,296

Other Investment Company 0.4% of net assets

Securities Lending Collateral 0.4%
Wells Fargo Government Money Market Fund, Select Class 1.59% (d)	30,012,920	0.4	30,012,920
Total Other Investment Company
(Cost $30,012,920)			30,012,920
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investment 0.5% of net assets

Time Deposit 0.5%
BNP Paribas 1.05%, 05/01/18 (e)	44,192,525	0.5	44,192,525
Total Short-Term Investment
(Cost $44,192,525)			44,192,525

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 06/15/18	32	2,470,080	(19,674)
S&P 500 Index, e-mini, expires 06/15/18	107	14,161,484	(22,060)
Net Unrealized Depreciation			(41,734)
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $28,993,091.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair-valued by management in accordance with procedures approved by fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Schwab Equity Index Funds  |  Semiannual Report
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Schwab Total Stock Market Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited) (continued)

The fund owns shares of an affiliate, The Charles Schwab Corp. since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended April 30, 2018:
	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	292,470	42,300	—	334,770	$3,332,011	$—	$55,275

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$7,459,378,340	$—	$—	$7,459,378,340
Real Estate	285,418,638	—	— *	285,418,638
Rights [1]
Media	—	—	1,566	1,566
Pharmaceuticals, Biotechnology & Life Sciences	—	—	87,730 *	87,730
Technology Hardware & Equipment	—	—	— *	—
Other Investment Company[1]	30,012,920	—	—	30,012,920
Short-Term Investment[1]	—	44,192,525	—	44,192,525
Liabilities
Futures Contracts[2]	(41,734)	—	—	(41,734)
Total	$7,774,768,164	$44,192,525	$89,296	$7,819,049,985
*	Level 3 amount shown includes securities determined to have no value at April 30, 2018.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Semiannual Report
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Schwab Total Stock Market Index Fund
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investment in affiliated issuer, at value (cost $9,234,989)		$18,639,994
Investments in unaffiliated issuers, at value (cost $4,774,068,414) including securities on loan of $28,993,091		7,770,438,805
Collateral invested for securities on loan, at value (cost $30,012,920)		30,012,920
Deposit with broker for futures contracts		3,043,100
Receivables:
Fund shares sold		6,559,808
Dividends		5,960,350
Income from securities on loan		99,640
Interest		1,289
Foreign tax reclaims	+	159
Total assets		7,834,756,065
Liabilities
Collateral held for securities on loan		30,012,920
Payables:
Investments bought		39,874,514
Investment adviser fees		190,833
Fund shares redeemed		2,436,901
Variation margin on futures contracts	+	142,374
Total liabilities		72,657,542
Net Assets
Total assets		7,834,756,065
Total liabilities	–	72,657,542
Net assets		$7,762,098,523
Net Assets by Source
Capital received from investors		4,741,844,125
Net investment income not yet distributed		42,600,271
Net realized capital losses		(28,079,535)
Net unrealized capital appreciation		3,005,733,662

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$7,762,098,523		164,688,622		$47.13

Schwab Equity Index Funds  |  Semiannual Report
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Schwab Total Stock Market Index Fund
Statement of Operations

For the period November 1, 2017 through April 30, 2018; unaudited
Investment Income
Dividends received from affiliated issuer		$55,275
Dividends received from unaffiliated issuers (net of foreign withholding tax of $4,294)		68,361,748
Interest		124,870
Securities on loan, net	+	647,499
Total investment income		69,189,392
Expenses
Investment adviser fees		1,107,308
Total expenses	–	1,107,308
Net investment income		68,082,084
Realized and Unrealized Gains (Losses)
Net realized losses on unaffiliated issuers		(2,630,947)
Net realized gains on futures contracts	+	4,155,952
Net realized gains		1,525,005
Net change in unrealized appreciation (depreciation) on affiliated issuer		3,332,011
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		178,934,107
Net change in unrealized appreciation (depreciation) on futures contracts	+	(120,807)
Net change in unrealized appreciation (depreciation)	+	182,145,311
Net realized and unrealized gains		183,670,316
Increase in net assets resulting from operations		$251,752,400

Schwab Equity Index Funds  |  Semiannual Report
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Schwab Total Stock Market Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/17-4/30/18		11/1/16-10/31/17
Net investment income		$68,082,084	$110,463,299
Net realized gains		1,525,005	14,786,674
Net change in unrealized appreciation (depreciation)	+	182,145,311	1,093,607,653
Increase in net assets from operations		251,752,400	1,218,857,626
Distributions to Shareholders
Distributions from net investment income		(113,653,133)	(94,787,157)
Distributions from net realized gains	+	(15,880,875)	(24,251,175)
Total distributions		($129,534,008)	($119,038,332)

Transactions in Fund Shares
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		28,202,253	$1,342,301,061	34,191,936	$1,448,154,476
Shares reinvested		2,718,455	129,126,608	2,290,335	91,911,175
Shares redeemed	+	(11,533,599)	(551,631,102)	(18,204,725)	(770,224,655)
Net transactions in fund shares		19,387,109	$919,796,567	18,277,546	$769,840,996
Shares Outstanding and Net Assets
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		145,301,513	$6,720,083,564	127,023,967	$4,850,423,274
Total increase	+	19,387,109	1,042,014,959	18,277,546	1,869,660,290
End of period		164,688,622	$7,762,098,523	145,301,513	$6,720,083,564
Net investment income not yet distributed			$42,600,271		$88,171,320

Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Growth Index Fund
Financial Statements
Financial Highlights
12/20/17 [1]– 4/30/18*
Per-Share Data
Net asset value at beginning of period	$40.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.17
Net realized and unrealized gains (losses)	0.29 [3]
Total from investment operations	0.46
Net asset value at end of period	$40.46
Total return	1.15% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [5],[6]
Net operating expenses	— [5],[6]
Net investment income (loss)	1.19% [5]
Portfolio turnover rate	3% [4]
Net assets, end of period (x 1,000,000)	$56

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
4
Not annualized.
5
Annualized.
6
The investment adviser voluntarily agreed to waive the fund’s management fees to 0.00% beginning with the fund’s commencement of operations through June 30, 2018 (see financial note 4).

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.7%
Other Securities		0.7	412,869

Banks 0.3%
Other Securities		0.3	154,751

Capital Goods 8.3%
3M Co.	2,514	0.9	488,696
Caterpillar, Inc.	2,234	0.6	322,500
Honeywell International, Inc.	1,904	0.5	275,471
Lockheed Martin Corp.	964	0.5	309,290
The Boeing Co.	2,412	1.4	804,547
Other Securities		4.4	2,475,876
		8.3	4,676,380

Commercial & Professional Services 1.1%
Other Securities		1.1	615,761

Consumer Durables & Apparel 1.5%
NIKE, Inc., Class B	5,652	0.7	386,540
Other Securities		0.8	436,124
		1.5	822,664

Consumer Services 3.5%
McDonald's Corp.	3,457	1.0	578,840
Starbucks Corp.	5,931	0.6	341,448
Other Securities		1.9	1,054,752
		3.5	1,975,040

Diversified Financials 2.1%
The Charles Schwab Corp. (a)	4,048	0.4	225,393
Other Securities		1.7	941,178
		2.1	1,166,571

Energy 0.9%
Other Securities		0.9	504,733

Food & Staples Retailing 1.1%
Costco Wholesale Corp.	1,892	0.7	373,027
Other Securities		0.4	245,468
		1.1	618,495

Security	Number of Shares	% of Net Assets	Value ($)
Food, Beverage & Tobacco 4.1%
Altria Group, Inc.	8,265	0.8	463,749
PepsiCo, Inc.	5,380	1.0	543,057
The Coca-Cola Co.	12,432	1.0	537,187
Other Securities		1.3	744,488
		4.1	2,288,481

Health Care Equipment & Services 5.7%
Becton, Dickinson & Co.	1,145	0.5	265,491
Stryker Corp.	1,475	0.4	249,894
UnitedHealth Group, Inc.	4,154	1.7	982,006
Other Securities		3.1	1,732,669
		5.7	3,230,060

Household & Personal Products 0.9%
Other Securities		0.9	512,785

Insurance 1.1%
Other Securities		1.1	631,352

Materials 3.5%
DowDuPont, Inc.	4,842	0.5	306,208
Monsanto Co.	1,898	0.4	237,952
Other Securities		2.6	1,418,645
		3.5	1,962,805

Media 2.6%
Comcast Corp., Class A	18,613	1.0	584,262
The Walt Disney Co.	4,456	0.8	447,070
Other Securities		0.8	455,473
		2.6	1,486,805

Pharmaceuticals, Biotechnology & Life Sciences 6.8%
AbbVie, Inc.	6,903	1.2	666,485
Biogen, Inc. *	865	0.4	236,664
Celgene Corp. *	3,241	0.5	282,291
Eli Lilly & Co.	4,238	0.6	343,575
Gilead Sciences, Inc.	4,037	0.5	291,593
Other Securities		3.6	2,029,938
		6.8	3,850,546

Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Growth Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Real Estate 2.3%
American Tower Corp.	1,830	0.4	249,539
Other Securities		1.9	1,063,661
		2.3	1,313,200

Retailing 10.8%
Amazon.com, Inc. *	1,743	4.8	2,729,765
Booking Holdings, Inc. *	213	0.8	463,914
Lowe's Cos., Inc.	3,617	0.5	298,149
Netflix, Inc. *	1,777	1.0	555,242
The Home Depot, Inc.	5,109	1.7	944,143
The TJX Cos., Inc.	2,761	0.4	234,271
Other Securities		1.6	825,331
		10.8	6,050,815

Semiconductors & Semiconductor Equipment 4.8%
Broadcom, Inc.	1,751	0.7	401,714
NVIDIA Corp.	2,509	1.0	564,274
Texas Instruments, Inc.	4,271	0.8	433,208
Other Securities		2.3	1,292,174
		4.8	2,691,370

Software & Services 26.1%
Accenture plc, Class A	2,683	0.7	405,670
Adobe Systems, Inc. *	2,139	0.8	474,002
Alphabet, Inc., Class A *	1,288	2.3	1,311,931
Alphabet, Inc., Class C *	1,311	2.4	1,333,720
Facebook, Inc., Class A *	10,244	3.1	1,761,968
International Business Machines Corp.	2,521	0.6	365,444
MasterCard, Inc., Class A	4,010	1.3	714,863
Microsoft Corp.	32,479	5.4	3,037,436
PayPal Holdings, Inc. *	4,905	0.6	365,962
salesforce.com, Inc. *	2,975	0.6	359,945
Visa, Inc., Class A	7,873	1.8	998,926
Other Securities		6.5	3,571,464
		26.1	14,701,331

Technology Hardware & Equipment 7.6%
Apple, Inc.	22,005	6.5	3,636,546
Other Securities		1.1	632,114
		7.6	4,268,660

Security	Number of Shares	% of Net Assets	Value ($)
Telecommunication Services 0.9%
Verizon Communications, Inc.	9,002	0.8	444,249
Other Securities		0.1	77,629
		0.9	521,878

Transportation 2.9%
FedEx Corp.	1,075	0.5	265,740
Union Pacific Corp.	3,097	0.7	413,852
United Parcel Service, Inc., Class B	2,991	0.6	339,479
Other Securities		1.1	596,087
		2.9	1,615,158

Utilities 0.0%
Other Securities		0.0	7,471
Total Common Stock
(Cost $56,941,321)			56,079,981

Other Investment Company 0.4% of net assets

Money Market Fund 0.4%
Other Securities		0.4	212,558
Total Other Investment Company
(Cost $212,558)			212,558

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 1000 Growth Index, e-mini, expires 06/15/18	3	205,725	(3,867)
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	The rate shown is the 7-day yield.

The fund owns shares of an affiliate, The Charles Schwab Corp. since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended April 30, 2018:
	Balance of Shares Held at 12/20/17(a)	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	—	4,048	—	4,048	$10,330	$—	$228
(a)	Commencement of operations.

Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Growth Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$56,079,981	$—	$—	$56,079,981
Other Investment Company[1]	212,558	—	—	212,558
Liabilities
Futures Contracts[2]	(3,867)	—	—	(3,867)
Total	$56,288,672	$—	$—	$56,288,672
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Growth Index Fund
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investment in affiliated issuer, at value (cost $215,063)		$225,393
Investments in unaffiliated issuers, at value (cost $56,938,816)		56,067,146
Deposit with broker for futures contracts		11,600
Receivables:
Investments sold		40,250
Fund shares sold		1,350,452
Dividends	+	29,016
Total assets		57,723,857
Liabilities
Payables:
Investments bought		1,377,244
Fund shares redeemed		37,938
Variation margin on futures contracts	+	1,485
Total liabilities		1,416,667
Net Assets
Total assets		57,723,857
Total liabilities	–	1,416,667
Net assets		$56,307,190
Net Assets by Source
Capital received from investors		57,000,987
Net investment income not yet distributed		158,340
Net realized capital gains		13,070
Net unrealized capital depreciation		(865,207)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$56,307,190		1,391,845		$40.46

Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Growth Index Fund
Statement of Operations

For the period December 20, 2017* through April 30, 2018; unaudited
Investment Income
Dividends received from affiliated issuer		$228
Dividends received from unaffiliated issuers (net of foreign withholding tax of $6)	+	158,112
Total investment income		158,340
Expenses
Investment adviser fees		5,330
Total expenses		5,330
Expense reduction by CSIM and its affiliates	–	5,330
Net expenses	–	—
Net investment income		158,340
Realized and Unrealized Gains (Losses)
Net realized gains on investments		16,977
Net realized losses on futures contracts	+	(3,907)
Net realized gains		13,070
Net change in unrealized appreciation (depreciation) on affiliated issuer		10,330
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		(871,670)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(3,867)
Net change in unrealized appreciation (depreciation)	+	(865,207)
Net realized and unrealized losses		(852,137)
Decrease in net assets resulting from operations		($693,797)
*	Commencement of operations.

Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Growth Index Fund
Statement of Changes in Net Assets

For the current period only. Because the fund commenced operations on December 20, 2017, it has no prior report period
Figures for the current period are unaudited
Operations
	12/20/17*-4/30/18
Net investment income		$158,340
Net realized gains		13,070
Net change in unrealized appreciation (depreciation)	+	(865,207)
Decrease in net assets from operations		(693,797)

Transactions in Fund Shares
		12/20/17*-4/30/18
		SHARES	VALUE
Shares sold		1,481,951	$60,704,279
Shares redeemed	+	(90,106)	(3,703,292)
Net transactions in fund shares		1,391,845	$57,000,987
Shares Outstanding and Net Assets
		12/20/17*-4/30/18
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	1,391,845	56,307,190
End of period		1,391,845	$56,307,190
Net investment income not yet distributed			$158,340
*	Commencement of operations.

Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Value Index Fund
Financial Statements
Financial Highlights
12/20/17 [1]– 4/30/18*
Per-Share Data
Net asset value at beginning of period	$40.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.33
Net realized and unrealized gains (losses)	(1.22)
Total from investment operations	(0.89)
Net asset value at end of period	$39.11
Total return	(2.23%) [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [4],[5]
Net operating expenses	— [4],[5]
Net investment income (loss)	2.32% [4]
Portfolio turnover rate	4% [3]
Net assets, end of period (x 1,000,000)	$49

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
The investment adviser voluntarily agreed to waive the fund’s management fees to 0.00% beginning with the fund’s commencement of operations through June 30, 2018 (see financial note 4).

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.0%
General Motors Co.	5,310	0.4	195,089
Other Securities		0.6	287,996
		1.0	483,085

Banks 12.8%
Bank of America Corp.	38,642	2.4	1,156,169
Citigroup, Inc.	10,396	1.4	709,735
JPMorgan Chase & Co.	13,957	3.1	1,518,242
The PNC Financial Services Group, Inc.	1,925	0.6	280,299
U.S. Bancorp	6,308	0.6	318,239
Wells Fargo & Co.	17,897	1.9	929,928
Other Securities		2.8	1,393,070
		12.8	6,305,682

Capital Goods 6.1%
General Electric Co.	29,077	0.8	409,113
United Technologies Corp.	3,010	0.7	361,651
Other Securities		4.6	2,220,105
		6.1	2,990,869

Commercial & Professional Services 0.5%
Other Securities		0.5	229,383

Consumer Durables & Apparel 1.1%
Other Securities		1.1	538,188

Consumer Services 0.8%
Other Securities		0.8	383,260

Diversified Financials 9.3%
American Express Co.	2,926	0.6	288,942
Berkshire Hathaway, Inc., Class B *	7,786	3.1	1,508,382
BlackRock, Inc.	503	0.5	262,314
CME Group, Inc.	1,372	0.4	216,337
Morgan Stanley	5,165	0.5	266,617
The Bank of New York Mellon Corp.	3,984	0.4	217,168
The Charles Schwab Corp. (a)	949	0.1	52,840
The Goldman Sachs Group, Inc.	1,424	0.7	339,382
Other Securities		3.0	1,432,828
		9.3	4,584,810

Security	Number of Shares	% of Net Assets	Value ($)
Energy 11.6%
Chevron Corp.	7,645	1.9	956,466
ConocoPhillips	4,774	0.6	312,697
EOG Resources, Inc.	2,120	0.5	250,520
Exxon Mobil Corp.	17,146	2.7	1,333,102
Occidental Petroleum Corp.	3,097	0.5	239,274
Phillips 66	1,716	0.4	191,008
Schlumberger Ltd.	5,609	0.8	384,553
Valero Energy Corp.	1,771	0.4	196,457
Other Securities		3.8	1,866,233
		11.6	5,730,310

Food & Staples Retailing 1.6%
Walmart, Inc.	5,803	1.0	513,333
Other Securities		0.6	276,394
		1.6	789,727

Food, Beverage & Tobacco 3.5%
Mondelez International, Inc., Class A	5,831	0.5	230,324
Philip Morris International, Inc.	5,716	1.0	468,712
Other Securities		2.0	1,004,276
		3.5	1,703,312

Health Care Equipment & Services 6.0%
Abbott Laboratories	6,842	0.8	397,726
Anthem, Inc.	1,036	0.5	244,486
CVS Health Corp.	4,122	0.6	287,839
Danaher Corp.	2,482	0.5	248,994
Medtronic plc	5,092	0.8	408,022
Other Securities		2.8	1,357,705
		6.0	2,944,772

Household & Personal Products 2.0%
The Procter & Gamble Co.	9,688	1.4	700,830
Other Securities		0.6	274,254
		2.0	975,084

Insurance 4.6%
Chubb Ltd.	1,875	0.5	254,381
Other Securities		4.1	2,014,301
		4.6	2,268,682

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Materials 2.9%
DowDuPont, Inc.	4,933	0.6	311,963
Other Securities		2.3	1,114,628
		2.9	1,426,591

Media 2.3%
The Walt Disney Co.	1,916	0.4	192,232
Time Warner, Inc.	3,149	0.6	298,525
Other Securities		1.3	634,386
		2.3	1,125,143

Pharmaceuticals, Biotechnology & Life Sciences 8.3%
Allergan plc	1,363	0.4	209,425
Amgen, Inc.	2,069	0.7	360,999
Johnson & Johnson	9,247	2.4	1,169,653
Merck & Co., Inc.	10,482	1.3	617,075
Pfizer, Inc.	23,956	1.8	877,029
Other Securities		1.7	828,069
		8.3	4,062,250

Real Estate 4.6%
Other Securities		4.6	2,255,646

Retailing 1.5%
Other Securities		1.5	738,617

Semiconductors & Semiconductor Equipment 3.1%
Intel Corp.	19,086	2.0	985,219
QUALCOMM, Inc.	5,964	0.6	304,224
Other Securities		0.5	226,718
		3.1	1,516,161

Software & Services 2.6%
Oracle Corp.	10,841	1.0	495,108
Other Securities		1.6	798,039
		2.6	1,293,147

Technology Hardware & Equipment 3.3%
Cisco Systems, Inc.	20,068	1.8	888,812
Other Securities		1.5	745,556
		3.3	1,634,368

Security	Number of Shares	% of Net Assets	Value ($)
Telecommunication Services 2.7%
AT&T, Inc.	24,879	1.7	813,543
Verizon Communications, Inc.	8,258	0.8	407,532
Other Securities		0.2	128,927
		2.7	1,350,002

Transportation 1.4%
Other Securities		1.4	685,264

Utilities 6.0%
Duke Energy Corp.	2,845	0.5	228,055
NextEra Energy, Inc.	1,888	0.6	309,462
Other Securities		4.9	2,395,788
		6.0	2,933,305
Total Common Stock
(Cost $50,254,689)			48,947,658

Other Investment Company 0.2% of net assets

Money Market Fund 0.2%
Other Securities		0.2	117,544
Total Other Investment Company
(Cost $117,544)			117,544

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 1000 Value Index, e-mini, expires 06/15/18	3	177,465	(856)
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp. since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended April 30, 2018:
	Balance of Shares Held at 12/20/17(a)	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	—	949	—	949	$3,034	$—	$49
(a)	Commencement of operations.

Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Value Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$48,947,658	$—	$—	$48,947,658
Other Investment Company[1]	117,544	—	—	117,544
Liabilities
Futures Contracts[2]	(856)	—	—	(856)
Total	$49,064,346	$—	$—	$49,064,346
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Value Index Fund
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investment in affiliated issuer, at value (cost $49,806)		$52,840
Investments in unaffiliated issuers, at value (cost $50,322,427)		49,012,362
Deposit with broker for futures contracts		12,000
Receivables:
Fund shares sold		347,051
Dividends	+	49,704
Total assets		49,473,957
Liabilities
Payables:
Investments bought		277,913
Fund shares redeemed		51,018
Variation margin on futures contracts	+	2,367
Total liabilities		331,298
Net Assets
Total assets		49,473,957
Total liabilities	–	331,298
Net assets		$49,142,659
Net Assets by Source
Capital received from investors		50,205,159
Net investment income not yet distributed		262,724
Net realized capital losses		(17,337)
Net unrealized capital depreciation		(1,307,887)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$49,142,659		1,256,575		$39.11

Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Value Index Fund
Statement of Operations

For the period December 20, 2017* through April 30, 2018; unaudited
Investment Income
Dividends received from affiliated issuer		$49
Dividends received from unaffiliated issuers (net of foreign withholding tax of $10)	+	262,675
Total investment income		262,724
Expenses
Investment adviser fees		4,534
Total expenses		4,534
Expense reduction by CSIM and its affiliates	–	4,534
Net expenses	–	—
Net investment income		262,724
Realized and Unrealized Gains (Losses)
Net realized losses on unaffiliated issuers		(8,175)
Net realized losses on futures contracts	+	(9,162)
Net realized losses		(17,337)
Net change in unrealized appreciation (depreciation) on affiliated issuer		3,034
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		(1,310,065)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(856)
Net change in unrealized appreciation (depreciation)	+	(1,307,887)
Net realized and unrealized losses		(1,325,224)
Decrease in net assets resulting from operations		($1,062,500)
*	Commencement of operations.

Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Value Index Fund
Statement of Changes in Net Assets

For the current period only. Because the fund commenced operations on December 20, 2017, it has no prior report period
Figures for the current period are unaudited
Operations
	12/20/17*-4/30/18
Net investment income		$262,724
Net realized losses		(17,337)
Net change in unrealized appreciation (depreciation)	+	(1,307,887)
Decrease in net assets from operations		(1,062,500)

Transactions in Fund Shares
		12/20/17*-4/30/18
		SHARES	VALUE
Shares sold		1,330,106	$53,132,919
Shares redeemed	+	(73,531)	(2,927,760)
Net transactions in fund shares		1,256,575	$50,205,159
Shares Outstanding and Net Assets
		12/20/17*-4/30/18
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	1,256,575	49,142,659
End of period		1,256,575	$49,142,659
Net investment income not yet distributed			$262,724
*	Commencement of operations.

Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Mid-Cap Index Fund
Financial Statements
Financial Highlights
12/20/17 [1]– 4/30/18*
Per-Share Data
Net asset value at beginning of period	$40.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.25
Net realized and unrealized gains (losses)	(0.34)
Total from investment operations	(0.09)
Net asset value at end of period	$39.91
Total return	(0.23%) [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [4],[5]
Net operating expenses	— [4],[5]
Net investment income (loss)	1.73% [4]
Portfolio turnover rate	3% [3]
Net assets, end of period (x 1,000,000)	$110

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
The investment adviser voluntarily agreed to waive the fund’s management fees to 0.00% beginning with the fund’s commencement of operations through June 30, 2018 (see financial note 4).

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.2%
Aptiv plc	4,194	0.3	354,728
Other Securities		0.9	956,804
		1.2	1,311,532

Banks 4.8%
Fifth Third Bancorp	10,819	0.3	358,866
M&T Bank Corp.	2,223	0.4	405,186
SunTrust Banks, Inc.	7,401	0.4	494,387
Other Securities		3.7	4,035,480
		4.8	5,293,919

Capital Goods 9.7%
Cummins, Inc.	2,466	0.4	394,215
Fortive Corp.	4,778	0.3	335,941
PACCAR, Inc.	5,333	0.3	339,552
Parker-Hannifin Corp.	2,071	0.3	340,928
Rockwell Collins, Inc.	2,541	0.3	336,784
Roper Technologies, Inc.	1,565	0.4	413,457
Stanley Black & Decker, Inc.	2,396	0.3	339,250
Other Securities		7.4	8,196,100
		9.7	10,696,227

Commercial & Professional Services 2.3%
Other Securities		2.3	2,557,875

Consumer Durables & Apparel 3.3%
VF Corp.	5,074	0.4	410,334
Other Securities		2.9	3,252,792
		3.3	3,663,126

Consumer Services 3.1%
Hilton Worldwide Holdings, Inc.	4,277	0.3	337,199
Other Securities		2.8	3,040,798
		3.1	3,377,997

Diversified Financials 5.6%
Discover Financial Services	5,636	0.4	401,565
Moody's Corp.	2,587	0.4	419,611
Northern Trust Corp.	3,264	0.3	348,432
Synchrony Financial	12,152	0.4	403,082
Security	Number of Shares	% of Net Assets	Value ($)
T. Rowe Price Group, Inc.	3,700	0.4	421,134
Other Securities		3.7	4,129,102
		5.6	6,122,926

Energy 6.0%
Andeavor	2,426	0.3	335,564
Concho Resources, Inc. *	2,294	0.3	360,640
Marathon Petroleum Corp.	7,606	0.5	569,765
ONEOK, Inc.	6,079	0.3	366,077
Other Securities		4.6	5,026,303
		6.0	6,658,349

Food & Staples Retailing 0.2%
Other Securities		0.2	244,548

Food, Beverage & Tobacco 2.9%
Dr Pepper Snapple Group, Inc.	2,808	0.3	336,848
Other Securities		2.6	2,865,843
		2.9	3,202,691

Health Care Equipment & Services 5.2%
Edwards Lifesciences Corp. *	3,258	0.4	414,939
Zimmer Biomet Holdings, Inc.	3,146	0.3	362,325
Other Securities		4.5	4,946,017
		5.2	5,723,281

Household & Personal Products 0.8%
Other Securities		0.8	823,029

Insurance 4.5%
The Progressive Corp.	9,086	0.5	547,795
Other Securities		4.0	4,454,637
		4.5	5,002,432

Materials 5.6%
Other Securities		5.6	6,207,802

Media 1.8%
Other Securities		1.8	1,977,293

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 4.1%
Illumina, Inc. *	2,286	0.5	550,766
Zoetis, Inc.	7,673	0.6	640,542
Other Securities		3.0	3,340,825
		4.1	4,532,133

Real Estate 9.0%
AvalonBay Communities, Inc.	2,144	0.3	349,472
Digital Realty Trust, Inc.	3,181	0.3	336,200
Prologis, Inc.	8,266	0.5	536,546
Weyerhaeuser Co.	11,695	0.4	430,142
Other Securities		7.5	8,209,323
		9.0	9,861,683

Retailing 4.8%
Dollar General Corp.	4,279	0.4	413,052
Dollar Tree, Inc. *	3,596	0.3	344,820
Ross Stores, Inc.	5,937	0.4	480,006
Other Securities		3.7	3,994,127
		4.8	5,232,005

Semiconductors & Semiconductor Equipment 3.1%
Analog Devices, Inc.	5,808	0.5	507,329
Lam Research Corp.	2,561	0.4	473,939
Other Securities		2.2	2,414,397
		3.1	3,395,665

Software & Services 9.9%
Autodesk, Inc. *	3,263	0.4	410,812
DXC Technology Co.	4,438	0.4	457,380
Fidelity National Information Services, Inc.	5,166	0.4	490,615
Fiserv, Inc. *	6,531	0.4	462,787
Red Hat, Inc. *	2,784	0.4	453,959
ServiceNow, Inc. *	2,674	0.4	444,258
Worldpay, Inc., Class A *	4,503	0.3	365,734
Other Securities		7.2	7,833,687
		9.9	10,919,232

Technology Hardware & Equipment 3.5%
Amphenol Corp., Class A	4,653	0.4	389,503
Western Digital Corp.	4,647	0.3	366,137
Other Securities		2.8	3,098,038
		3.5	3,853,678

Security	Number of Shares	% of Net Assets	Value ($)
Telecommunication Services 0.4%
Other Securities		0.4	433,761

Transportation 2.0%
Other Securities		2.0	2,238,771

Utilities 5.8%
Consolidated Edison, Inc.	4,892	0.4	391,996
Public Service Enterprise Group, Inc.	7,907	0.4	412,350
Sempra Energy	3,925	0.4	438,815
Xcel Energy, Inc.	7,996	0.3	374,533
Other Securities		4.3	4,796,406
		5.8	6,414,100
Total Common Stock
(Cost $113,264,678)			109,744,055

Other Investment Company 0.3% of net assets

Money Market Fund 0.3%
Other Securities		0.3	315,486
Total Other Investment Company
(Cost $315,486)			315,486

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P MidCap 400, e-mini, expires 06/15/18	2	374,420	(3,324)
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$109,744,055	$—	$—	$109,744,055
Other Investment Company[1]	315,486	—	—	315,486
Liabilities
Futures Contracts[2]	(3,324)	—	—	(3,324)
Total	$110,056,217	$—	$—	$110,056,217
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $113,580,164)		$110,059,541
Deposit with broker for futures contracts		37,500
Receivables:
Investments sold		135,998
Fund shares sold		553,701
Dividends	+	46,865
Total assets		110,833,605
Liabilities
Payables:
Investments bought		666,621
Fund shares redeemed		9,356
Variation margin on futures contracts	+	4,120
Total liabilities		680,097
Net Assets
Total assets		110,833,605
Total liabilities	–	680,097
Net assets		$110,153,508
Net Assets by Source
Capital received from investors		113,209,295
Net investment income not yet distributed		427,356
Net realized capital gains		40,804
Net unrealized capital depreciation		(3,523,947)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$110,153,508		2,760,187		$39.91

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Statement of Operations

For the period December 20, 2017* through April 30, 2018; unaudited
Investment Income
Dividends (net of foreign withholding tax of $66)		$427,356
Expenses
Investment adviser fees		12,380
Total expenses		12,380
Expense reduction by CSIM and its affiliates	–	12,380
Net expenses	–	—
Net investment income		427,356
Realized and Unrealized Gains (Losses)
Net realized gains on investments		48,493
Net realized losses on futures contracts	+	(7,689)
Net realized gains		40,804
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		(3,520,623)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(3,324)
Net change in unrealized appreciation (depreciation)	+	(3,523,947)
Net realized and unrealized losses		(3,483,143)
Decrease in net assets resulting from operations		($3,055,787)
*	Commencement of operations.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Statement of Changes in Net Assets

For the current period only. Because the fund commenced operations on December 20, 2017, it has no prior report period
Figures for the current period are unaudited
Operations
	12/20/17*-4/30/18
Net investment income		$427,356
Net realized gains		40,804
Net change in unrealized appreciation (depreciation)	+	(3,523,947)
Decrease in net assets from operations		(3,055,787)

Transactions in Fund Shares
		12/20/17*-4/30/18
		SHARES	VALUE
Shares sold		2,825,481	$115,848,655
Shares redeemed	+	(65,294)	(2,639,360)
Net transactions in fund shares		2,760,187	$113,209,295
Shares Outstanding and Net Assets
		12/20/17*-4/30/18
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	2,760,187	110,153,508
End of period		2,760,187	$110,153,508
Net investment income not yet distributed			$427,356
*	Commencement of operations.

Schwab Equity Index Funds  |  Semiannual Report
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Schwab International Index Fund
Financial Statements
Financial Highlights
	11/1/17– 4/30/18*	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13
Per-Share Data
Net asset value at beginning of period	$21.01	$17.52	$18.49	$19.42	$19.92	$16.32
Income (loss) from investment operations:
Net investment income (loss)	0.30 [1]	0.55 [1]	0.53 [1]	0.54 [1]	0.64	0.49
Net realized and unrealized gains (losses)	0.30	3.49	(1.03)	(0.86)	(0.63)	3.69
Total from investment operations	0.60	4.04	(0.50)	(0.32)	0.01	4.18
Less distributions:
Distributions from net investment income	(0.57)	(0.55)	(0.47)	(0.61)	(0.51)	(0.58)
Net asset value at end of period	$21.04	$21.01	$17.52	$18.49	$19.42	$19.92
Total return	2.87% [2]	23.76%	(2.64%)	(1.53%)	0.09%	26.40%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06% [3]	0.11% [4]	0.23%	0.23%	0.23%	0.23%
Net operating expenses	N/A [5]	0.10% [4]	0.19%	0.19%	0.19%	0.19%
Net investment income (loss)	2.89% [3]	2.88%	3.06%	2.82%	3.42%	2.88%
Portfolio turnover rate	2% [2]	3%	4%	7%	2%	5%
Net assets, end of period (x 1,000,000)	$4,545	$4,128	$2,900	$2,844	$2,699	$2,205

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
5
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 98.1% of net assets

Australia 6.5%
Australia & New Zealand Banking Group Ltd.	879,777	0.4	17,685,440
BHP Billiton Ltd.	955,969	0.5	22,302,037
Commonwealth Bank of Australia	523,009	0.6	28,161,119
National Australia Bank Ltd.	803,132	0.4	17,459,315
Westpac Banking Corp.	1,023,790	0.5	21,991,461
Other Securities		4.1	187,364,453
		6.5	294,963,825

Austria 0.3%
Other Securities		0.3	11,801,417

Belgium 1.0%
Anheuser-Busch InBev S.A./N.V.	227,489	0.5	22,597,289
Other Securities		0.5	24,940,231
		1.0	47,537,520

Denmark 1.7%
Novo Nordisk A/S, Class B	556,088	0.6	26,151,659
Other Securities		1.1	51,555,904
		1.7	77,707,563

Finland 1.0%
Other Securities		1.0	46,029,799

France 11.0%
Airbus SE	174,603	0.5	20,495,439
BNP Paribas S.A.	337,635	0.6	26,065,171
L'Oreal S.A.	75,161	0.4	18,097,990
LVMH Moet Hennessy Louis Vuitton SE	83,747	0.6	29,144,945
Sanofi (a)	341,304	0.6	26,984,266
TOTAL S.A.	719,045	1.0	45,193,191
Other Securities		7.3	335,349,897
		11.0	501,330,899

Germany 9.0%
Allianz SE	134,144	0.7	31,728,249
BASF SE	275,889	0.6	28,704,431
Bayer AG	248,103	0.7	29,653,160
Daimler AG	289,363	0.5	22,749,155
SAP SE	294,859	0.7	32,760,481
Security	Number of Shares	% of Net Assets	Value ($)
Siemens AG	229,825	0.6	29,186,590
Other Securities		5.2	233,123,359
		9.0	407,905,425

Hong Kong 3.6%
AIA Group Ltd.	3,610,800	0.7	32,270,432
Other Securities		2.9	129,502,689
		3.6	161,773,121

Ireland 0.5%
Other Securities		0.5	20,929,747

Israel 0.5%
Other Securities		0.5	23,773,918

Italy 2.5%
Other Securities		2.5	113,935,010

Japan 23.9%
Honda Motor Co., Ltd.	516,639	0.4	17,765,115
Keyence Corp.	29,100	0.4	17,744,576
Mitsubishi UFJ Financial Group, Inc.	3,554,109	0.5	23,817,300
SoftBank Group Corp.	249,300	0.4	19,048,685
Sony Corp.	380,200	0.4	17,757,658
Toyota Motor Corp.	784,103	1.1	51,415,471
Other Securities		20.7	940,971,630
		23.9	1,088,520,435

Netherlands 3.6%
ASML Holding N.V.	116,156	0.5	22,114,212
ING Groep N.V.	1,159,683	0.4	19,541,250
Unilever N.V. CVA	487,930	0.6	27,972,327
Other Securities		2.1	92,790,665
		3.6	162,418,454

New Zealand 0.2%
Other Securities		0.2	7,530,161

Norway 0.7%
Other Securities		0.7	31,052,734

Portugal 0.1%
Other Securities		0.1	6,900,760

Schwab Equity Index Funds  |  Semiannual Report
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Schwab International Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Singapore 1.4%
Other Securities		1.4	62,151,525

Spain 3.2%
Banco Santander S.A.	4,856,807	0.7	31,379,449
Other Securities		2.5	113,281,972
		3.2	144,661,421

Sweden 2.5%
Other Securities		2.5	113,982,901

Switzerland 7.4%
Nestle S.A.	932,000	1.6	72,202,111
Novartis AG	667,761	1.1	51,400,431
Roche Holding AG	210,684	1.0	46,811,321
UBS Group AG *	1,087,074	0.4	18,246,419
Other Securities		3.3	148,258,625
		7.4	336,918,907

United Kingdom 17.5%
AstraZeneca plc	378,662	0.6	26,507,213
BP plc	5,931,186	1.0	44,056,601
British American Tobacco plc	687,430	0.8	37,703,802
Diageo plc	745,304	0.6	26,588,456
GlaxoSmithKline plc	1,470,884	0.6	29,501,753
Glencore plc *	3,650,455	0.4	17,584,220
HSBC Holdings plc	5,994,654	1.3	59,682,639
Lloyds Banking Group plc	21,630,559	0.4	19,185,156
Prudential plc	776,519	0.4	19,967,428
Rio Tinto plc	364,871	0.4	19,887,619
Royal Dutch Shell plc, A Shares	1,364,806	1.0	47,483,227
Royal Dutch Shell plc, B Shares	1,117,078	0.9	39,878,377
Unilever plc	369,889	0.5	20,747,824
Vodafone Group plc	7,993,256	0.5	23,326,002
Other Securities		8.1	362,976,175
		17.5	795,076,492
Total Common Stock
(Cost $3,468,765,313)			4,456,902,034

Preferred Stock 0.6% of net assets

Germany 0.5%
Other Securities		0.5	25,240,256

Italy 0.1%
Other Securities		0.1	2,566,411
Total Preferred Stock
(Cost $22,076,297)			27,806,667

Security	Number of Shares	% of Net Assets	Value ($)
Other Investment Company 0.9% of net assets

United States 0.9%
Securities Lending Collateral 0.9%
Wells Fargo Government Money Market Fund, Select Class 1.59% (c)	42,850,311	0.9	42,850,311
Total Other Investment Company
(Cost $42,850,311)			42,850,311
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 0.7% of net assets

Time Deposits 0.7%
BNP Paribas 1.05%, 05/01/18 (d)	28,136,162	0.6	28,136,162
Other Securities		0.1	4,186,051
		0.7	32,322,213
Total Short-Term Investments
(Cost $32,322,213)			32,322,213

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 06/15/18	534	54,107,550	60,100
At April 30, 2018, the values of certain foreign securities held by the fund aggregating $4,430,627,402 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2(a) for additional information).
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $40,799,182.
(b)	Fair-valued by management in accordance with procedures approved by fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

Schwab Equity Index Funds  |  Semiannual Report
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Schwab International Index Fund
Condensed Portfolio Holdings  as of April 30, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$2,299,085,655	$—	$2,299,085,655
Denmark	1,999,869	75,707,694	—	77,707,563
France	2,913,427	498,417,472	—	501,330,899
Germany	1,754,431	406,150,994	—	407,905,425
Hong Kong	6,283,670	155,489,451	—	161,773,121
Ireland	8,687,677	12,242,070	—	20,929,747
Israel	13,039,386	10,734,532	—	23,773,918
Netherlands	15,382,756	147,035,698	—	162,418,454
Portugal	—	6,900,760	— *	6,900,760
United Kingdom	3,971,970	791,056,409	48,113	795,076,492
Preferred Stock[1]	—	27,806,667	—	27,806,667
Other Investment Company[1]	42,850,311	—	—	42,850,311
Short-Term Investments[1]	—	32,322,213	—	32,322,213
Futures Contracts[2]	60,100	—	—	60,100
Total	$96,943,597	$4,462,949,615	$48,113	$4,559,941,325
*	Level 3 amount shown includes securities determined to have no value at April 30, 2018.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $63,238,218 and $10,848,566 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended April 30, 2018. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation procedures approved by the Board of Trustees. (See financial note2(a) for additional information). There were no transfers in or out of Level 3 during the period. Fund Investments in underlying mututal funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Semiannual Report
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Schwab International Index Fund
Statement of Assets and Liabilities

As of April 30, 2018; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $3,523,163,823) including securities on loan of $40,799,182		$4,517,030,914
Collateral invested for securities on loan, at value (cost $42,850,311)		42,850,311
Foreign currency, at value (cost $146,440)		144,656
Deposit with broker for futures contracts		2,358,000
Receivables:
Dividends		17,999,267
Foreign tax reclaims		6,891,239
Fund shares sold		5,981,631
Income from securities on loan		234,421
Interest	+	821
Total assets		4,593,491,260
Liabilities
Collateral held for securities on loan		42,850,311
Payables:
Investments bought		546,525
Investment adviser fees		222,434
Fund shares redeemed		4,713,089
Variation margin on futures contracts	+	217,449
Total liabilities		48,549,808
Net Assets
Total assets		4,593,491,260
Total liabilities	–	48,549,808
Net assets		$4,544,941,452
Net Assets by Source
Capital received from investors		3,663,536,937
Net investment income not yet distributed		21,272,218
Net realized capital losses		(133,386,896)
Net unrealized capital appreciation		993,519,193

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,544,941,452		215,990,896		$21.04

Schwab Equity Index Funds  |  Semiannual Report
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Schwab International Index Fund
Statement of Operations

For the period November 1, 2017 through April 30, 2018; unaudited
Investment Income
Dividends (net of foreign withholding tax of $6,905,237)		$63,582,421
Interest		60,438
Securities on loan, net	+	573,954
Total investment income		64,216,813
Expenses
Investment adviser fees		1,304,104
Total expenses	–	1,304,104
Net investment income		62,912,709
Realized and Unrealized Gains (Losses)
Net realized losses on investments (net of foreign capital gain tax paid of $66)		(12,417,667)
Net realized gains on futures contracts		730,719
Net realized gains on foreign currency transactions	+	260,201
Net realized losses		(11,426,747)
Net change in unrealized appreciation (depreciation) on investments		66,686,897
Net change in unrealized appreciation (depreciation) on futures contracts		(63,014)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(363,776)
Net change in unrealized appreciation (depreciation)	+	66,260,107
Net realized and unrealized gains		54,833,360
Increase in net assets resulting from operations		$117,746,069

Schwab Equity Index Funds  |  Semiannual Report
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Schwab International Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/17-4/30/18		11/1/16-10/31/17
Net investment income		$62,912,709	$99,012,739
Net realized losses		(11,426,747)	(7,708,097)
Net change in unrealized appreciation (depreciation)	+	66,260,107	643,741,968
Increase in net assets from operations		117,746,069	735,046,610
Distributions to Shareholders
Distributions from net investment income		($112,933,005)	($92,318,949)

Transactions in Fund Shares
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		35,146,447	$742,527,121	67,629,186	$1,284,202,843
Shares reinvested		5,158,241	107,188,259	4,417,331	75,315,502
Shares redeemed	+	(20,768,321)	(437,354,755)	(41,099,900)	(774,927,371)
Net transactions in fund shares		19,536,367	$412,360,625	30,946,617	$584,590,974
Shares Outstanding and Net Assets
		11/1/17-4/30/18		11/1/16-10/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		196,454,529	$4,127,767,763	165,507,912	$2,900,449,128
Total increase	+	19,536,367	417,173,689	30,946,617	1,227,318,635
End of period		215,990,896	$4,544,941,452	196,454,529	$4,127,767,763
Net investment income not yet distributed			$21,272,218		$71,292,514

Schwab Equity Index Funds  |  Semiannual Report
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Schwab Equity Index Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the trusts) are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trusts as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab S&P 500 Index Fund	Schwab Target 2035 Fund
Schwab Small-Cap Index Fund	Schwab Target 2040 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2045 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2050 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2055 Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Target 2060 Fund
Schwab International Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental Emerging Markets Large Company Index Fund
Laudus Small-Cap MarketMasters Fund™	Schwab Fundamental Global Real Estate Index Fund
Laudus International MarketMasters Fund™	Schwab Target 2010 Index Fund
Schwab Balanced Fund™	Schwab Target 2015 Index Fund
Schwab Core Equity Fund™	Schwab Target 2020 Index Fund
Schwab Dividend Equity Fund™	Schwab Target 2025 Index Fund
Schwab Large-Cap Growth Fund™	Schwab Target 2030 Index Fund
Schwab Small-Cap Equity Fund™	Schwab Target 2035 Index Fund
Schwab Hedged Equity Fund™	Schwab Target 2040 Index Fund
Schwab Health Care Fund™	Schwab Target 2045 Index Fund
Schwab ® International Core Equity Fund	Schwab Target 2050 Index Fund
Schwab Target 2010 Fund	Schwab Target 2055 Index Fund
Schwab Target 2015 Fund	Schwab Target 2060 Index Fund
Schwab Target 2020 Fund	Schwab® Monthly Income Fund – Moderate Payout
Schwab Target 2025 Fund	Schwab® Monthly Income Fund – Enhanced Payout
Schwab Target 2030 Fund	Schwab® Monthly Income Fund – Maximum Payout

SCHWAB INVESTMENTS (ORGANIZED OCTOBER 26, 1990)
Schwab 1000 Index Fund	Schwab® Short-Term Bond Index Fund
Schwab Intermediate-Term Bond Fund™	Schwab Tax-Free Bond Fund™
Schwab GNMA Fund™	Schwab California Tax-Free Bond Fund™
Schwab ® Treasury Inflation Protected Securities Index Fund	Schwab Global Real Estate Fund™
Schwab ® U.S. Aggregate Bond Index Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund and Schwab U.S. Mid-Cap Index Fund commenced operations on December 20, 2017.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The funds may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of April 30, 2018 are disclosed in the Condensed Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trusts’ Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Total costs and expenses, including lending agent fees and broker rebates, associated with securities lending activities under the trusts’ Securities Lending Program paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
As of April 30, 2018, the funds had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of April 30, 2018, if any, are disclosed in each fund’s Condensed Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund’s Statement of Assets and Liabilities.
Cash Management Transactions: The funds, except for Schwab 1000 Index Fund, Schwab U.S. Large-Cap Growth Fund, Schwab U.S. Large-Cap Value Index Fund and Schwab U.S. Mid-Cap Index Fund may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
In 2015, the Schwab International Index Fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. For additional details, see Affiliates and Affiliated Transactions in financial note 4, Other Affiliated Transactions.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Pursuant to an Amended and Restated Investment Advisory and Administration Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and each trust, CSIM pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
(g) Custody Credit:
Certain funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to a fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2018, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectuses, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Tracking Error Risk. As an index fund, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Investment Style Risk. The funds are not actively managed. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, a fund’s performance may be below that of the index.
Sampling Index Tracking Risk. To the extent a fund uses sampling techniques, the fund will not fully replicate its index and may hold securities not included in the index. As a result, the fund will be subject to the risk that the investment adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Growth Investing Risk. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
Value Investing Risk. A fund may emphasize “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Derivatives Risk. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, credit risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the funds’ prospectuses for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Advisory Agreement between CSIM and each trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab U.S. Large-Cap Growth Index Fund*	Schwab U.S. Large-Cap Value Index Fund*	Schwab U.S. Mid-Cap Index Fund*	Schwab International Index Fund
0.03%	0.05%	0.05%	0.03%	0.04%	0.04%	0.05%	0.06%
*The investment adviser voluntarily agreed to waive each fund’s management fees to 0.00% beginning with each fund’s commencement of operations through June 30, 2018.
Investments from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of April 30, 2018, as applicable:
	Underlying Funds
	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab U.S. Mid-Cap Index Fund	Schwab International Index Fund
Schwab Balanced Fund	—%	—%	—%	—%	—%
Schwab MarketTrack All Equity Portfolio	0.7%	—%	3.1%	—%	2.1%
Schwab MarketTrack Balanced Portfolio	0.3%	—%	1.5%	—%	0.8%
Schwab MarketTrack Conservative Portfolio	0.1%	—%	0.4%	—%	0.3%
Schwab MarketTrack Growth Portfolio	0.7%	—%	3.0%	—%	1.6%
Schwab MarketTrack Growth Portfolio II	0.0%*	0.0%*	0.1%	—%	0.1%
Schwab Target 2010 Fund	0.0%*	—%	—%	0.4%	—%
Schwab Target 2015 Fund	0.0%*	—%	—%	0.7%	—%
Schwab Target 2020 Fund	0.2%	—%	—%	4.7%	—%
Schwab Target 2025 Fund	0.2%	—%	—%	5.7%	—%
Schwab Target 2030 Fund	0.4%	—%	—%	11.9%	—%
Schwab Target 2035 Fund	0.2%	—%	—%	6.0%	—%
Schwab Target 2040 Fund	0.5%	—%	—%	14.6%	—%
Schwab Target 2045 Fund	0.1%	—%	—%	1.9%	—%
Schwab Target 2050 Fund	0.1%	—%	—%	1.7%	—%
Schwab Target 2055 Fund	0.0%*	—%	—%	1.0%	—%
Schwab Target 2060 Fund	0.0%*	—%	—%	0.2%	—%
*	Less than 0.05%

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Other Affiliated Transactions
The professional fees related to foreign withholding tax claims discussed in financial note 2 were non-routine expenses. However, the investment adviser agreed to pay these professional fees, subject to reimbursement by the Schwab International Index Fund to the extent the fund is able to successfully recover taxes withheld in the future. As of April 30, 2018, the balance of professional fees related to foreign withholding tax subject to future reimbursement to the investment adviser was $131,932 for Schwab International Index Fund.
No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
Interfund Transactions
The funds may engage in direct transactions with certain other Schwab funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended April 30, 2018, each fund’s total aggregate security transactions with other Schwab funds as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab S&P 500 Index Fund	$81,770,652	($28,052,387)
Schwab 1000 Index Fund	33,204,440	6,441,124
Schwab Small-Cap Index Fund	10,279,281	(3,175,438)
Schwab Total Stock Market Index Fund	22,184,209	(4,069,057)
Schwab U.S. Large-Cap Growth Index Fund	—	—
Schwab U.S. Large-Cap Value Index Fund	—	—
Schwab U.S. Mid-Cap Index Fund	—	—
Schwab International Index Fund	—	—

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. The funds do not pay any interested or non-interested (independent trustees) trustees. The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $605 million line of credit (the Syndicated Credit Facility), maturing on October 4, 2018. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Syndicated Credit Facility.
Effective December 1, 2017, the funds are participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street, which matures on November 30, 2018. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

7. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The current value and variation margin for futures contracts held at April 30, 2018 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations, if any. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended April 30, 2018, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Notional Amounts	Number of Contracts
Schwab S&P 500 Index Fund	$154,816,399	1,166
Schwab 1000 Index Fund	30,109,915	225
Schwab Small-Cap Index Fund	21,990,503	287
Schwab Total Stock Market Index Fund	31,729,524	262
Schwab U.S. Large-Cap Growth Index Fund	111,226	2
Schwab U.S. Large-Cap Value Index Fund	120,602	2
Schwab U.S. Mid-Cap Index Fund	265,294	1
Schwab International Index Fund	37,394,463	366

8. Purchases and Sales of Investment Securities:
For the period ended April 30, 2018, purchases and sales of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab S&P 500 Index Fund	$2,096,296,563	$273,813,556
Schwab 1000 Index Fund	177,370,664	269,535,158
Schwab Small-Cap Index Fund	318,674,308	101,745,848
Schwab Total Stock Market Index Fund	1,042,847,215	151,495,965
Schwab U.S. Large-Cap Growth Index Fund	58,097,893	1,059,383
Schwab U.S. Large-Cap Value Index Fund	51,591,170	1,267,813
Schwab U.S. Mid-Cap Index Fund	115,951,428	2,114,390
Schwab International Index Fund	423,599,976	80,446,001

9. Redemption Fee:
Prior to February 28, 2017, the funds charged a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts were netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the prior period were as follows:
Prior Period (11/1/16-10/31/17)
Schwab S&P 500 Index Fund	$110,332
Schwab 1000 Index Fund	8,551
Schwab Small-Cap Index Fund	13,135
Schwab Total Stock Market Index Fund	35,265
Schwab International Index Fund	13,908

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

10. Federal Income Taxes:
As of April 30, 2018, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab U.S. Large-Cap Growth Index Fund
Tax cost	$17,218,466,200	$2,062,515,944	$2,656,153,105	$4,852,769,851	$57,158,601
Gross unrealized appreciation	$15,757,120,612	$5,768,555,724	$1,410,111,708	$3,095,114,212	$1,575,911
Gross unrealized depreciation	(478,922,251)	(34,666,481)	(206,908,003)	(128,834,078)	(2,445,840)
Net unrealized appreciation (depreciation)	$15,278,198,361	$5,733,889,243	$1,203,203,705	$2,966,280,134	($869,929)

	Schwab U.S. Large-Cap Value Index Fund	Schwab U.S. Mid-Cap Index Fund	Schwab International Index Fund
Tax cost	$50,394,953	$113,591,044	$3,605,935,263
Gross unrealized appreciation	$895,111	$2,562,254	$1,096,249,202
Gross unrealized depreciation	(2,225,718)	(6,097,081)	(142,243,140)
Net unrealized appreciation (depreciation)	($1,330,607)	($3,534,827)	$954,006,062
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2017, the funds had capital loss carryforwards available to offset future net capital gains as follows:
Expiration Date	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
No expiration	$—	$—	$—	$—	$89,720,520
Total	$—	$—	$—	$—	$89,720,520
As of October 31, 2017, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2017, the funds did not incur any interest or penalties.

11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Investment Advisory Agreement Approval

Initial Approval of Investment Advisory Agreement
The Investment Company Act of 1940 (the 1940 Act) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) called and held a meeting on September 19, 2017, in part, for the purpose of considering whether to appoint Charles Schwab Investment Management, Inc. (CSIM) as investment adviser to Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund, and Schwab U.S. Mid-Cap Index Fund (the Funds) under the amended and restated investment advisory and administration agreement between Schwab Capital Trust (the Trust) and CSIM (the Agreement). In preparation for the meeting, the Board reviewed a variety of materials provided by CSIM with respect to the services to be provided to the Funds under the Agreement. In recognition of the fact that the Funds had not yet commenced operations, the Board also took into account the detailed information about other funds within the Trust that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from Independent Trustees’ legal counsel. In addition, the Independent Trustees met in executive session outside the presence of fund management and participated in question and answer sessions with representatives of CSIM.
At the meeting on September 19, 2017, the Board, including a majority of the Independent Trustees, approved the Agreement with respect to the Funds. The Board’s approval was based on consideration and evaluation of a variety of specific factors discussed at this meeting and/or at prior meetings of the Board, including:
1.	the nature, extent and quality of the services to be provided to the Funds under the Agreement, including the resources CSIM and its affiliates will dedicate to the Funds;
2.	CSIM’s investment performance in managing other funds having relevant investment objectives and strategies;
3.	the Funds’ estimated expenses and how those expenses compare to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to management of other similar funds, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement relating to the Funds reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services to be provided by CSIM to each Fund and the resources CSIM and its affiliates will dedicate to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Funds and certain of their shareholders. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Based on this evaluation, the Board concluded, within the context of its full deliberations that the nature, extent and quality of services to be provided by CSIM to the Funds and the resources CSIM and its affiliates will dedicate to the Funds supported approval of the Agreement with respect to the Funds.
Fund Performance. With regard to Fund performance, since the Funds had not commenced operations and therefore did not have any performance of their own, the Board considered performance of other funds advised by CSIM having comparable investment objectives in determining whether to approve the Agreement with respect to the Funds. The Trustees also considered both risk and shareholder risk expectations for the Funds. Based on this evaluation the Board concluded, within the context of its full deliberations, that the performance of CSIM supported approval of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Funds’ estimated net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, which may include exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported approval of the Agreement with respect to the Funds.
Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates directly or indirectly. The Trustees also considered any other benefits to be derived by CSIM from its relationship with the Funds. The Trustees considered whether the compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the expected profitability of CSIM, albeit uncertain, is reasonable and supported approval of the Agreement with respect to the Funds.
Economies of Scale. Recognizing that the Funds had not yet commenced operations and had no assets, the Trustees considered the possible development of any economies of scale through various efficiencies that may result from increases in the Funds’ assets and whether those could be expected to be passed along to the Funds’ shareholders. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds may be expected to obtain reasonable benefit from economies of scale if such economies develop.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including a majority of the Independent Trustees, unanimously approved the Agreement as it relates to the Funds and concluded that the compensation under the Agreement relating to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Schwab Equity Index Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust and Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 107 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	107	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (public policy think tank) (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	107	Director, Gilead Sciences, Inc. (2005 – present)
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman, TIAA Charitable (financial services) (2014 – 2016); Senior Managing Director, TIAA (financial services) (2003 – 2016).	107	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	107	None

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Schwab Equity Index Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	107	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	107	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	107	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	107	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Co-CEO, Colgin Cellars, LLC (vineyards) (Feb. 1998 – present).	107	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Schwab Equity Index Funds
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director (May 2008 – present), President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	107	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).	107	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present), Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President, Charles Schwab & Co., Inc. (July 2015 – present); Chief Financial Officer (July 2015 – Aug. 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	107	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).

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Schwab Equity Index Funds
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (investment management firm) (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (investment management firm) (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, and is a director of CSIM. Ms. Chandoha is an Interested Trustee because she owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Schwab Equity Index Funds
Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg Barclays US Aggregate Bond Index  An index that represents securities that are SEC registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The index excludes certain types of securities, including state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $250 million or more of outstanding face value. It excludes zero-coupon STRIPS.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dow Jones U.S. Total Stock Market Index  An index that measures the performance of all publicly traded stocks of companies headquartered in the U.S. for which pricing data is readily available - currently less than 3,800 stocks. The index is a float adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
International Spliced Index  An internally calculated index comprised of the Schwab International Index from inception of the Schwab International Index Fund until the close of business on December 20, 2011, the MSCI EAFE Index from December 21, 2011 until the close of business on February 28, 2013, and the MSCI EAFE Index (Net) from March 1, 2013 forward.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
restricted and illiquid securities  Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the 1933 Act), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 1000 Growth Index  An index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000 Value Index  An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Russell Midcap Index   An index that measures the performance of the midcap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
Schwab 1000 Index  An index that represents the performance of the largest 1,000 publicly traded companies in the United States. As a result of corporate actions, the index may be comprised of more or less than 1,000 securities.
Small-Cap Spliced Index  An internally calculated index comprised of the Schwab Small-Cap Index from inception of the Schwab Small-Cap Index Fund until the close of business on December 14, 2011, and the Russell 2000 Index from December 15, 2011 forward.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

Schwab Equity Index Funds  |  Semiannual Report

Notes

Notes

Notes

Schwab Equity Index Funds
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Equity Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab® U.S. Large-Cap Growth Index Fund
Schwab® U.S. Large-Cap Value Index Fund
Schwab® U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Funds
Bond Funds
Schwab Intermediate-Term Bond Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Investor or Ultra fund share classes.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2018 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

[1]	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13562-22
00210776

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

Schwab S&P 500 Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.6%
Aptiv plc	384,700	32,537,926
BorgWarner, Inc.	276,500	13,531,910
Ford Motor Co.	5,652,397	63,532,942
General Motors Co.	1,819,800	66,859,452
Harley-Davidson, Inc.	238,770	9,820,610
The Goodyear Tire & Rubber Co.	344,936	8,661,343
		194,944,183

Banks 6.5%
Bank of America Corp.	13,713,440	410,306,125
BB&T Corp.	1,129,170	59,620,176
Citigroup, Inc.	3,678,598	251,137,885
Citizens Financial Group, Inc.	715,500	29,686,095
Comerica, Inc.	255,770	24,190,727
Fifth Third Bancorp	1,024,647	33,987,541
Huntington Bancshares, Inc.	1,659,993	24,750,496
JPMorgan Chase & Co.	4,922,177	535,434,414
KeyCorp	1,559,498	31,065,200
M&T Bank Corp.	215,598	39,297,047
People's United Financial, Inc.	495,500	9,062,695
Regions Financial Corp.	1,589,145	29,717,011
SunTrust Banks, Inc.	658,016	43,955,469
SVB Financial Group *	78,300	23,459,463
The PNC Financial Services Group, Inc.	671,268	97,743,333
U.S. Bancorp	2,269,328	114,487,598
Wells Fargo & Co.	6,294,944	327,085,290
Zions Bancorp	294,298	16,112,816
		2,101,099,381

Capital Goods 7.1%
3M Co.	856,452	166,485,704
A.O. Smith Corp.	207,114	12,706,444
Acuity Brands, Inc.	60,500	7,246,085
Allegion plc	141,333	10,908,081
AMETEK, Inc.	334,100	23,320,180
Arconic, Inc.	616,654	10,982,608
Caterpillar, Inc.	859,614	124,093,877
Cummins, Inc.	224,762	35,930,453
Deere & Co.	464,129	62,810,578
Dover Corp.	223,670	20,734,209
Eaton Corp. plc	634,738	47,624,392
Emerson Electric Co.	908,015	60,301,276
Fastenal Co.	413,398	20,665,766
Flowserve Corp.	193,500	8,593,335
Fluor Corp.	194,482	11,464,714
Fortive Corp.	440,687	30,984,703
Fortune Brands Home & Security, Inc.	217,200	11,878,668
General Dynamics Corp.	395,027	79,522,885
General Electric Co.	12,483,743	175,646,264
Harris Corp.	171,604	26,842,298
Honeywell International, Inc.	1,083,531	156,765,265
Huntington Ingalls Industries, Inc.	65,100	15,832,971
Illinois Tool Works, Inc.	441,236	62,664,337
Security	Number of Shares	Value ($)
Ingersoll-Rand plc	361,300	30,309,457
Jacobs Engineering Group, Inc.	174,334	10,127,062
Johnson Controls International plc	1,338,402	45,331,676
L3 Technologies, Inc.	112,783	22,091,934
Lockheed Martin Corp.	357,559	114,719,230
Masco Corp.	438,488	16,605,541
Northrop Grumman Corp.	249,377	80,309,369
PACCAR, Inc.	507,550	32,315,708
Parker-Hannifin Corp.	190,436	31,349,574
Pentair plc	240,982	16,213,269
Quanta Services, Inc. *	225,500	7,328,750
Raytheon Co.	415,684	85,190,279
Rockwell Automation, Inc.	181,821	29,915,009
Rockwell Collins, Inc.	239,305	31,717,485
Roper Technologies, Inc.	146,800	38,783,092
Snap-on, Inc.	79,589	11,560,302
Stanley Black & Decker, Inc.	220,581	31,232,064
Textron, Inc.	369,404	22,954,765
The Boeing Co.	794,661	265,067,123
TransDigm Group, Inc.	69,100	22,151,387
United Rentals, Inc. *	121,495	18,224,250
United Technologies Corp.	1,065,395	128,007,209
W.W. Grainger, Inc.	73,427	20,658,686
Xylem, Inc.	256,710	18,714,159
		2,314,882,473

Commercial & Professional Services 0.6%
Cintas Corp.	123,976	21,113,113
Equifax, Inc.	169,261	18,965,695
IHS Markit Ltd. *	521,500	25,621,295
Nielsen Holdings plc	472,200	14,850,690
Republic Services, Inc.	325,134	21,029,667
Robert Half International, Inc.	181,042	10,998,301
Stericycle, Inc. *	127,100	7,462,041
Verisk Analytics, Inc. *	224,734	23,922,934
Waste Management, Inc.	574,216	46,678,019
		190,641,755

Consumer Durables & Apparel 1.2%
D.R. Horton, Inc.	481,716	21,262,944
Garmin Ltd.	155,100	9,099,717
Hanesbrands, Inc.	523,000	9,659,810
Hasbro, Inc.	161,117	14,192,797
Leggett & Platt, Inc.	199,994	8,109,757
Lennar Corp., Class A	392,318	20,749,699
Mattel, Inc.	489,794	7,248,951
Michael Kors Holdings Ltd. *	220,800	15,107,136
Mohawk Industries, Inc. *	90,903	19,078,722
Newell Brands, Inc.	681,750	18,836,752
NIKE, Inc., Class B	1,862,008	127,342,727
PulteGroup, Inc.	370,186	11,238,847
PVH Corp.	111,600	17,819,172
Ralph Lauren Corp.	84,726	9,307,151
Tapestry, Inc.	399,328	21,471,867
Under Armour, Inc., Class A *(a)	363,800	6,461,088
Under Armour, Inc., Class C *	237,692	3,648,572

1
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
VF Corp.	471,717	38,147,754
Whirlpool Corp.	102,490	15,880,825
		394,664,288

Consumer Services 1.9%
Carnival Corp.	585,721	36,935,566
Chipotle Mexican Grill, Inc. *	35,780	15,146,747
Darden Restaurants, Inc.	174,985	16,249,107
H&R Block, Inc.	284,905	7,877,623
Hilton Worldwide Holdings, Inc.	403,100	31,780,404
Marriott International, Inc., Class A	431,400	58,963,752
McDonald's Corp.	1,145,258	191,762,000
MGM Resorts International	738,328	23,198,266
Norwegian Cruise Line Holdings Ltd. *	290,500	15,533,035
Royal Caribbean Cruises Ltd.	243,700	26,365,903
Starbucks Corp.	2,025,524	116,609,417
Wyndham Worldwide Corp.	143,164	16,350,760
Wynn Resorts Ltd.	121,100	22,547,609
Yum! Brands, Inc.	478,575	41,683,883
		621,004,072

Diversified Financials 5.6%
Affiliated Managers Group, Inc.	77,700	12,809,622
American Express Co.	1,033,716	102,079,455
Ameriprise Financial, Inc.	207,909	29,150,921
Berkshire Hathaway, Inc., Class B *	2,765,133	535,689,216
BlackRock, Inc.	177,700	92,670,550
Capital One Financial Corp.	699,974	63,431,644
Cboe Global Markets, Inc.	162,700	17,373,106
CME Group, Inc.	488,768	77,068,938
Discover Financial Services	502,594	35,809,822
E*TRADE Financial Corp. *	387,919	23,538,925
Franklin Resources, Inc.	483,005	16,248,288
Intercontinental Exchange, Inc.	834,559	60,472,145
Invesco Ltd.	588,347	17,044,413
Leucadia National Corp.	462,151	11,110,110
Moody's Corp.	239,329	38,819,164
Morgan Stanley	1,986,734	102,555,209
MSCI, Inc.	128,182	19,205,509
Nasdaq, Inc.	169,400	14,961,408
Navient Corp.	373,300	4,949,958
Northern Trust Corp.	303,206	32,367,241
Raymond James Financial, Inc.	183,000	16,424,250
S&P Global, Inc.	366,967	69,209,976
State Street Corp.	530,426	52,925,906
Synchrony Financial	1,036,099	34,367,404
T. Rowe Price Group, Inc.	349,179	39,743,554
The Bank of New York Mellon Corp.	1,453,873	79,250,617
The Charles Schwab Corp. (b)	1,700,381	94,677,214
The Goldman Sachs Group, Inc.	508,720	121,243,238
		1,815,197,803

Energy 6.2%
Anadarko Petroleum Corp.	761,609	51,271,518
Andeavor	203,707	28,176,752
Apache Corp.	555,106	22,731,591
Baker Hughes, a GE Co.	620,744	22,415,066
Cabot Oil & Gas Corp.	672,800	16,086,648
Chevron Corp.	2,744,305	343,339,999
Cimarex Energy Co.	135,830	13,663,140
Concho Resources, Inc. *	214,698	33,752,673
ConocoPhillips	1,688,584	110,602,252
Devon Energy Corp.	753,858	27,387,661
EOG Resources, Inc.	832,512	98,377,943
EQT Corp.	351,700	17,651,823
Security	Number of Shares	Value ($)
Exxon Mobil Corp.	6,087,414	473,296,438
Halliburton Co.	1,264,568	67,009,458
Helmerich & Payne, Inc.	152,300	10,592,465
Hess Corp.	386,340	22,017,517
Kinder Morgan, Inc.	2,731,144	43,206,698
Marathon Oil Corp.	1,242,752	22,680,224
Marathon Petroleum Corp.	686,052	51,392,155
National Oilwell Varco, Inc.	534,224	20,658,442
Newfield Exploration Co. *	270,275	8,054,195
Noble Energy, Inc.	698,868	23,642,704
Occidental Petroleum Corp.	1,095,670	84,651,464
ONEOK, Inc.	586,726	35,332,640
Phillips 66	603,695	67,197,290
Pioneer Natural Resources Co.	242,600	48,896,030
Range Resources Corp.	302,348	4,187,520
Schlumberger Ltd.	1,984,761	136,075,214
TechnipFMC plc	615,400	20,283,584
The Williams Cos., Inc.	1,189,078	30,594,977
Valero Energy Corp.	618,987	68,664,228
		2,023,890,309

Food & Staples Retailing 1.4%
Costco Wholesale Corp.	632,595	124,722,431
Sysco Corp.	689,278	43,107,446
The Kroger Co.	1,275,794	32,137,251
Walgreens Boots Alliance, Inc.	1,220,856	81,125,881
Walmart, Inc.	2,086,661	184,586,032
		465,679,041

Food, Beverage & Tobacco 4.0%
Altria Group, Inc.	2,731,872	153,285,338
Archer-Daniels-Midland Co.	797,399	36,185,967
Brown-Forman Corp., Class B	369,205	20,690,248
Campbell Soup Co.	282,211	11,508,565
ConAgra Brands, Inc.	579,349	21,476,467
Constellation Brands, Inc., Class A	247,665	57,738,141
Dr Pepper Snapple Group, Inc.	259,800	31,165,608
General Mills, Inc.	810,180	35,437,273
Hormel Foods Corp.	387,600	14,050,500
Kellogg Co.	354,996	20,909,264
McCormick & Co., Inc. - Non Voting Shares	173,302	18,267,764
Molson Coors Brewing Co., Class B	264,930	18,873,613
Mondelez International, Inc., Class A	2,129,395	84,111,103
Monster Beverage Corp. *	588,340	32,358,700
PepsiCo, Inc.	2,046,684	206,592,283
Philip Morris International, Inc.	2,231,773	183,005,386
The Coca-Cola Co.	5,510,504	238,108,878
The Hershey Co.	204,528	18,804,304
The JM Smucker Co.	163,075	18,603,596
The Kraft Heinz Co.	863,418	48,679,507
Tyson Foods, Inc., Class A	424,390	29,749,739
		1,299,602,244

Health Care Equipment & Services 6.2%
Abbott Laboratories	2,499,655	145,304,945
Aetna, Inc.	470,949	84,323,418
Align Technology, Inc. *	103,100	25,759,535
AmerisourceBergen Corp.	236,046	21,381,047
Anthem, Inc.	366,109	86,398,063
Baxter International, Inc.	715,834	49,750,463
Becton, Dickinson & Co.	381,371	88,428,494
Boston Scientific Corp. *	1,977,394	56,790,756
Cardinal Health, Inc.	449,633	28,852,950
Centene Corp. *	250,200	27,166,716

2
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Cerner Corp. *	456,269	26,577,669
Cigna Corp.	348,108	59,811,916
CVS Health Corp.	1,455,170	101,614,521
Danaher Corp.	883,991	88,681,977
DaVita, Inc. *	203,700	12,790,323
DENTSPLY SIRONA, Inc.	325,700	16,395,738
Edwards Lifesciences Corp. *	303,300	38,628,288
Envision Healthcare Corp. *	173,600	6,452,712
Express Scripts Holding Co. *	812,608	61,514,426
HCA Healthcare, Inc.	400,000	38,296,000
Henry Schein, Inc. *	220,900	16,788,400
Hologic, Inc. *	386,200	14,980,698
Humana, Inc.	197,493	58,098,491
IDEXX Laboratories, Inc. *	125,100	24,330,699
Intuitive Surgical, Inc. *	161,624	71,240,627
Laboratory Corp. of America Holdings *	144,471	24,668,423
McKesson Corp.	294,375	45,984,319
Medtronic plc	1,949,574	156,219,365
Quest Diagnostics, Inc.	197,680	20,005,216
ResMed, Inc.	204,907	19,392,398
Stryker Corp.	463,840	78,583,773
The Cooper Cos., Inc.	69,800	15,963,958
UnitedHealth Group, Inc.	1,391,316	328,907,102
Universal Health Services, Inc., Class B	125,900	14,377,780
Varian Medical Systems, Inc. *	130,706	15,108,306
Zimmer Biomet Holdings, Inc.	293,223	33,770,493
		2,003,340,005

Household & Personal Products 1.5%
Church & Dwight Co., Inc.	347,124	16,037,129
Colgate-Palmolive Co.	1,262,708	82,366,443
Coty, Inc., Class A	694,400	12,047,840
Kimberly-Clark Corp.	501,304	51,905,016
The Clorox Co.	185,857	21,782,440
The Estee Lauder Cos., Inc., Class A	320,752	47,500,164
The Procter & Gamble Co.	3,622,613	262,059,824
		493,698,856

Insurance 2.6%
Aflac, Inc.	1,122,740	51,163,262
American International Group, Inc.	1,291,716	72,336,096
Aon plc	351,850	50,128,069
Arthur J. Gallagher & Co.	262,300	18,358,377
Assurant, Inc.	74,246	6,891,514
Brighthouse Financial, Inc. *	131,597	6,682,496
Chubb Ltd.	667,321	90,535,440
Cincinnati Financial Corp.	210,350	14,796,019
Everest Re Group Ltd.	57,767	13,440,648
Lincoln National Corp.	317,371	22,419,088
Loews Corp.	381,416	20,009,083
Marsh & McLennan Cos., Inc.	732,179	59,672,588
MetLife, Inc.	1,487,577	70,912,796
Principal Financial Group, Inc.	382,767	22,667,462
Prudential Financial, Inc.	610,331	64,890,392
The Allstate Corp.	511,782	50,062,515
The Hartford Financial Services Group, Inc.	515,995	27,781,171
The Progressive Corp.	840,120	50,650,835
The Travelers Cos., Inc.	388,060	51,068,696
Torchmark Corp.	153,466	13,311,641
Unum Group	317,940	15,381,937
Willis Towers Watson plc	187,589	27,858,842
XL Group Ltd.	372,999	20,735,014
		841,753,981

Security	Number of Shares	Value ($)
Materials 2.8%
Air Products & Chemicals, Inc.	312,901	50,780,703
Albemarle Corp.	154,946	15,023,564
Avery Dennison Corp.	126,676	13,276,912
Ball Corp.	510,228	20,455,041
CF Industries Holdings, Inc.	335,818	13,029,738
DowDuPont, Inc.	3,366,006	212,866,219
Eastman Chemical Co.	206,492	21,078,703
Ecolab, Inc.	374,028	54,148,034
FMC Corp.	188,300	15,013,159
Freeport-McMoRan, Inc.	1,940,040	29,508,008
International Flavors & Fragrances, Inc.	113,743	16,067,336
International Paper Co.	596,989	30,780,753
LyondellBasell Industries N.V., Class A	467,200	49,397,056
Martin Marietta Materials, Inc.	90,900	17,704,593
Monsanto Co.	633,007	79,360,088
Newmont Mining Corp.	771,146	30,298,326
Nucor Corp.	456,403	28,123,553
Packaging Corp. of America	136,420	15,782,430
PPG Industries, Inc.	366,896	38,846,949
Praxair, Inc.	413,179	63,018,061
Sealed Air Corp.	238,868	10,474,362
The Mosaic Co.	499,100	13,450,745
The Sherwin-Williams Co.	119,336	43,875,074
Vulcan Materials Co.	188,351	21,036,923
WestRock Co.	360,789	21,344,277
		924,740,607

Media 2.4%
CBS Corp., Class B - Non Voting Shares	489,536	24,085,171
Charter Communications, Inc., Class A *	266,300	72,244,527
Comcast Corp., Class A	6,661,996	209,120,055
Discovery, Inc., Class A *	193,059	4,565,845
Discovery, Inc., Class C *	495,665	11,013,676
DISH Network Corp., Class A *	323,600	10,856,780
News Corp., Class A	523,000	8,357,540
News Corp., Class B	205,200	3,334,500
Omnicom Group, Inc.	327,147	24,097,648
The Interpublic Group of Cos., Inc.	545,365	12,865,160
The Walt Disney Co.	2,160,747	216,787,747
Time Warner, Inc.	1,122,999	106,460,305
Twenty-First Century Fox, Inc., Class A	1,496,801	54,723,045
Twenty-First Century Fox, Inc., Class B	652,700	23,542,889
Viacom, Inc., Class B	512,691	15,462,761
		797,517,649

Pharmaceuticals, Biotechnology & Life Sciences 7.9%
AbbVie, Inc.	2,291,778	221,271,166
Agilent Technologies, Inc.	467,334	30,722,537
Alexion Pharmaceuticals, Inc. *	319,130	37,539,262
Allergan plc	472,646	72,622,058
Amgen, Inc.	962,104	167,867,906
Biogen, Inc. *	303,931	83,155,522
Bristol-Myers Squibb Co.	2,347,634	122,382,160
Celgene Corp. *	1,076,930	93,800,603
Eli Lilly & Co.	1,381,993	112,038,172
Gilead Sciences, Inc.	1,884,903	136,146,544
Illumina, Inc. *	211,700	51,004,881
Incyte Corp. *	246,700	15,280,598
IQVIA Holdings, Inc. *	209,671	20,078,095
Johnson & Johnson	3,856,026	487,748,729
Merck & Co., Inc.	3,876,824	228,228,629
Mettler-Toledo International, Inc. *	36,200	20,269,466
Mylan N.V. *	745,851	28,909,185
Nektar Therapeutics *	228,000	19,074,480

3
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
PerkinElmer, Inc.	162,960	11,954,746
Perrigo Co., plc	186,100	14,541,854
Pfizer, Inc.	8,558,167	313,314,494
Regeneron Pharmaceuticals, Inc. *	109,700	33,313,696
Thermo Fisher Scientific, Inc.	578,036	121,589,872
Vertex Pharmaceuticals, Inc. *	366,041	56,062,839
Waters Corp. *	112,352	21,168,240
Zoetis, Inc.	699,700	58,410,956
		2,578,496,690

Real Estate 2.7%
Alexandria Real Estate Equities, Inc.	143,600	17,888,252
American Tower Corp.	635,152	86,609,327
Apartment Investment & Management Co., Class A	230,014	9,338,568
AvalonBay Communities, Inc.	198,299	32,322,737
Boston Properties, Inc.	221,976	26,950,106
CBRE Group, Inc., Class A *	435,340	19,725,255
Crown Castle International Corp.	594,242	59,941,191
Digital Realty Trust, Inc.	295,300	31,210,257
Duke Realty Corp.	502,246	13,610,867
Equinix, Inc.	114,109	48,015,926
Equity Residential	532,402	32,854,527
Essex Property Trust, Inc.	94,100	22,554,829
Extra Space Storage, Inc.	177,400	15,893,266
Federal Realty Investment Trust	103,200	11,955,720
GGP, Inc.	914,700	18,284,853
HCP, Inc.	671,000	15,674,560
Host Hotels & Resorts, Inc.	1,050,311	20,544,083
Iron Mountain, Inc.	410,202	13,922,256
Kimco Realty Corp.	607,559	8,815,681
Mid-America Apartment Communities, Inc.	162,400	14,853,104
Prologis, Inc.	771,889	50,103,315
Public Storage	214,128	43,206,748
Realty Income Corp.	406,900	20,552,519
Regency Centers Corp.	206,800	12,170,180
SBA Communications Corp. *	166,696	26,709,700
Simon Property Group, Inc.	453,772	70,942,715
SL Green Realty Corp.	127,600	12,471,624
The Macerich Co.	152,100	8,764,002
UDR, Inc.	374,400	13,534,560
Ventas, Inc.	517,399	26,604,657
Vornado Realty Trust	245,556	16,705,175
Welltower, Inc.	539,117	28,810,412
Weyerhaeuser Co.	1,089,239	40,062,210
		891,603,182

Retailing 6.7%
Advance Auto Parts, Inc.	108,700	12,440,715
Amazon.com, Inc. *	577,430	904,330,446
AutoZone, Inc. *	38,998	24,355,031
Best Buy Co., Inc.	365,357	27,960,771
Booking Holdings, Inc. *	70,128	152,738,784
CarMax, Inc. *	265,340	16,583,750
Dollar General Corp.	367,600	35,484,428
Dollar Tree, Inc. *	340,730	32,672,600
Expedia Group, Inc.	177,513	20,438,847
Foot Locker, Inc.	165,000	7,108,200
Genuine Parts Co.	209,138	18,471,068
Kohl's Corp.	247,510	15,375,321
L Brands, Inc.	345,535	12,062,627
LKQ Corp. *	448,300	13,906,266
Lowe's Cos., Inc.	1,188,788	97,991,795
Macy's, Inc.	427,002	13,266,952
Netflix, Inc. *	623,900	194,943,794
Security	Number of Shares	Value ($)
Nordstrom, Inc.	163,601	8,271,667
O'Reilly Automotive, Inc. *	119,000	30,472,330
Ross Stores, Inc.	547,364	44,254,379
Target Corp.	777,308	56,432,561
The Gap, Inc.	300,062	8,773,813
The Home Depot, Inc.	1,682,313	310,891,442
The TJX Cos., Inc.	910,006	77,214,009
Tiffany & Co.	148,328	15,252,568
Tractor Supply Co.	173,200	11,777,600
TripAdvisor, Inc. *	147,713	5,527,421
Ulta Salon, Cosmetics & Fragrance, Inc. *	84,400	21,176,804
		2,190,175,989

Semiconductors & Semiconductor Equipment 4.0%
Advanced Micro Devices, Inc. *	1,162,600	12,649,088
Analog Devices, Inc.	533,496	46,600,876
Applied Materials, Inc.	1,504,772	74,742,025
Broadcom, Inc.	589,852	135,323,846
Intel Corp.	6,723,922	347,088,854
KLA-Tencor Corp.	224,481	22,838,697
Lam Research Corp.	234,974	43,484,288
Microchip Technology, Inc.	331,351	27,720,825
Micron Technology, Inc. *	1,666,473	76,624,428
NVIDIA Corp.	869,561	195,564,269
Qorvo, Inc. *	182,700	12,313,980
QUALCOMM, Inc.	2,127,706	108,534,283
Skyworks Solutions, Inc.	264,700	22,965,372
Texas Instruments, Inc.	1,413,300	143,351,019
Xilinx, Inc.	367,063	23,580,127
		1,293,381,977

Software & Services 14.9%
Accenture plc, Class A	887,387	134,172,914
Activision Blizzard, Inc.	1,090,300	72,341,405
Adobe Systems, Inc. *	705,679	156,378,466
Akamai Technologies, Inc. *	241,555	17,307,416
Alliance Data Systems Corp.	68,800	13,969,840
Alphabet, Inc., Class A *	427,916	435,866,679
Alphabet, Inc., Class C *	438,135	445,727,880
ANSYS, Inc. *	119,200	19,269,872
Autodesk, Inc. *	316,298	39,821,918
Automatic Data Processing, Inc.	634,873	74,965,804
CA, Inc.	451,625	15,716,550
Cadence Design Systems, Inc. *	404,600	16,208,276
Citrix Systems, Inc. *	198,708	20,449,040
Cognizant Technology Solutions Corp., Class A	845,080	69,144,446
DXC Technology Co.	410,283	42,283,766
eBay, Inc. *	1,351,740	51,203,911
Electronic Arts, Inc. *	440,892	52,016,438
Facebook, Inc., Class A *	3,442,317	592,078,524
Fidelity National Information Services, Inc.	477,234	45,322,913
Fiserv, Inc. *	595,608	42,204,783
Gartner, Inc. *	128,500	15,585,765
Global Payments, Inc.	224,900	25,424,945
International Business Machines Corp.	1,231,306	178,490,118
Intuit, Inc.	349,033	64,497,808
MasterCard, Inc., Class A	1,326,128	236,408,839
Microsoft Corp.	11,059,430	1,034,277,894
Oracle Corp.	4,340,536	198,232,279
Paychex, Inc.	462,865	28,035,733
PayPal Holdings, Inc. *	1,620,753	120,924,381
Red Hat, Inc. *	253,600	41,352,016
salesforce.com, Inc. *	987,265	119,449,192
Symantec Corp.	900,250	25,017,948

4
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Synopsys, Inc. *	207,500	17,743,325
Take-Two Interactive Software, Inc. *	162,100	16,162,991
The Western Union Co.	671,325	13,258,669
Total System Services, Inc.	239,500	20,132,370
VeriSign, Inc. *	119,525	14,034,625
Visa, Inc., Class A	2,588,862	328,474,811
		4,853,954,550

Technology Hardware & Equipment 5.8%
Amphenol Corp., Class A	429,700	35,970,187
Apple, Inc.	7,287,704	1,204,365,963
Cisco Systems, Inc.	6,910,886	306,083,141
Corning, Inc.	1,247,787	33,715,205
F5 Networks, Inc. *	93,800	15,297,842
FLIR Systems, Inc.	203,000	10,870,650
Hewlett Packard Enterprise Co.	2,246,678	38,305,860
HP, Inc.	2,319,708	49,850,525
IPG Photonics Corp. *	53,000	11,290,590
Juniper Networks, Inc.	488,365	12,008,895
Motorola Solutions, Inc.	236,822	26,010,160
NetApp, Inc.	400,074	26,636,927
Seagate Technology plc	409,000	23,677,010
TE Connectivity Ltd.	502,335	46,089,236
Western Digital Corp.	432,636	34,087,390
Xerox Corp.	337,091	10,601,512
		1,884,861,093

Telecommunication Services 1.9%
AT&T, Inc.	8,823,094	288,515,174
CenturyLink, Inc.	1,382,643	25,689,507
Verizon Communications, Inc.	5,930,455	292,667,954
		606,872,635

Transportation 2.2%
Alaska Air Group, Inc.	174,300	11,317,299
American Airlines Group, Inc.	602,405	25,861,247
C.H. Robinson Worldwide, Inc.	202,295	18,617,209
CSX Corp.	1,269,191	75,377,253
Delta Air Lines, Inc.	943,280	49,258,082
Expeditors International of Washington, Inc.	252,200	16,105,492
FedEx Corp.	355,148	87,792,586
JB Hunt Transport Services, Inc.	122,096	14,337,733
Kansas City Southern	149,600	15,951,848
Norfolk Southern Corp.	409,182	58,705,342
Southwest Airlines Co.	776,546	41,024,925
Union Pacific Corp.	1,131,241	151,167,735
United Continental Holdings, Inc. *	345,400	23,328,316
United Parcel Service, Inc., Class B	987,621	112,094,983
		700,940,050

Utilities 2.9%
AES Corp.	962,149	11,776,704
Alliant Energy Corp.	332,669	14,288,134
Ameren Corp.	347,520	20,371,622
American Electric Power Co., Inc.	709,602	49,657,948
American Water Works Co., Inc.	259,533	22,470,367
CenterPoint Energy, Inc.	628,366	15,916,511
CMS Energy Corp.	418,284	19,738,822
Consolidated Edison, Inc.	445,965	35,735,175
Dominion Energy, Inc.	932,768	62,085,038
DTE Energy Co.	258,612	27,257,705
Duke Energy Corp.	1,006,179	80,655,309
Edison International	466,593	30,571,173
Security	Number of Shares	Value ($)
Entergy Corp.	252,553	20,605,799
Eversource Energy	454,200	27,365,550
Exelon Corp.	1,382,887	54,872,956
FirstEnergy Corp.	631,794	21,733,714
NextEra Energy, Inc.	679,444	111,367,666
NiSource, Inc.	495,562	12,086,757
NRG Energy, Inc.	433,927	13,451,737
PG&E Corp.	743,530	34,276,733
Pinnacle West Capital Corp.	157,461	12,675,611
PPL Corp.	985,850	28,688,235
Public Service Enterprise Group, Inc.	731,970	38,172,235
SCANA Corp.	195,700	7,195,889
Sempra Energy	367,969	41,138,934
The Southern Co.	1,453,735	67,046,258
WEC Energy Group, Inc.	444,778	28,590,330
Xcel Energy, Inc.	723,478	33,887,710
		943,680,622
Total Common Stock
(Cost $17,046,611,311)		32,426,623,435

Other Investment Company 0.0% of net assets

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 1.59% (c)	6,295,955	6,295,955
Total Other Investment Company
(Cost $6,295,955)		6,295,955
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.2% of net assets

Time Deposit 0.2%
BNP Paribas
1.05%, 05/01/18 (d)	64,886,359	64,886,359
Total Short-Term Investment
(Cost $64,886,359)		64,886,359

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/15/18	935	123,747,250	(1,141,188)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $6,137,856.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

5
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.9%
Adient plc	29,818	1,827,545
Aptiv plc	82,400	6,969,392
Autoliv, Inc.	26,600	3,565,730
BorgWarner, Inc.	62,992	3,082,828
Dana, Inc.	38,600	915,978
Delphi Technologies plc	27,466	1,329,629
Ford Motor Co.	1,175,287	13,210,226
General Motors Co.	387,012	14,218,821
Gentex Corp.	88,044	2,002,121
Harley-Davidson, Inc.	54,010	2,221,431
Lear Corp.	20,990	3,924,500
Tesla, Inc. *(a)	40,613	11,936,161
The Goodyear Tire & Rubber Co.	72,900	1,830,519
Thor Industries, Inc.	14,500	1,539,030
Visteon Corp. *	7,900	983,076
		69,556,987

Banks 6.5%
Associated Banc-Corp.	42,800	1,132,060
Bank of America Corp.	2,922,761	87,449,009
Bank of Hawaii Corp.	12,970	1,092,204
Bank of the Ozarks, Inc.	34,700	1,623,960
BankUnited, Inc.	35,000	1,386,350
BB&T Corp.	241,339	12,742,699
BOK Financial Corp.	8,900	896,052
Chemical Financial Corp.	22,600	1,240,514
CIT Group, Inc.	41,688	2,207,380
Citigroup, Inc.	785,528	53,627,997
Citizens Financial Group, Inc.	152,550	6,329,299
Comerica, Inc.	51,128	4,835,686
Commerce Bancshares, Inc.	30,850	1,959,592
Cullen/Frost Bankers, Inc.	16,900	1,934,205
East West Bancorp, Inc.	45,800	3,051,196
Essent Group Ltd. *	23,800	784,448
F.N.B. Corp.	88,883	1,155,479
Fifth Third Bancorp	218,715	7,254,777
First Citizens BancShares, Inc., Class A	3,000	1,296,870
First Hawaiian, Inc.	10,100	278,255
First Horizon National Corp.	90,333	1,653,094
First Republic Bank	45,800	4,253,446
Hancock Holding Co.	25,238	1,232,876
Home BancShares, Inc.	50,100	1,164,324
Huntington Bancshares, Inc.	329,006	4,905,479
IBERIABANK Corp.	13,454	1,008,377
Investors Bancorp, Inc.	89,117	1,191,494
JPMorgan Chase & Co.	1,048,378	114,042,559
KeyCorp	333,218	6,637,703
LendingTree, Inc. *	2,300	548,320
M&T Bank Corp.	46,651	8,503,078
MB Financial, Inc.	20,000	852,400
MGIC Investment Corp. *	103,900	1,041,078
New York Community Bancorp, Inc.	139,136	1,652,936
PacWest Bancorp	33,944	1,739,291
People's United Financial, Inc.	103,793	1,898,374
Security	Number of Shares	Value ($)
Pinnacle Financial Partners, Inc.	19,100	1,223,355
Popular, Inc.	31,529	1,459,477
Prosperity Bancshares, Inc.	23,100	1,657,887
Radian Group, Inc.	65,144	931,559
Regions Financial Corp.	351,443	6,571,984
Signature Bank *	15,700	1,996,255
Sterling Bancorp	62,500	1,484,375
SunTrust Banks, Inc.	146,103	9,759,680
SVB Financial Group *	15,400	4,613,994
Synovus Financial Corp.	40,657	2,125,141
TCF Financial Corp.	45,200	1,122,316
Texas Capital Bancshares, Inc. *	15,990	1,577,414
TFS Financial Corp.	13,900	207,249
The PNC Financial Services Group, Inc.	145,313	21,159,026
U.S. Bancorp	482,905	24,362,557
UMB Financial Corp.	13,000	995,540
Umpqua Holdings Corp.	60,800	1,432,448
United Bankshares, Inc.	27,300	926,835
Valley National Bancorp	63,400	795,670
Webster Financial Corp.	27,500	1,655,225
Wells Fargo & Co.	1,339,934	69,622,971
Western Alliance Bancorp *	27,800	1,639,644
Wintrust Financial Corp.	15,728	1,406,870
Zions Bancorp	63,798	3,492,940
		506,823,273

Capital Goods 7.3%
3M Co.	181,254	35,233,965
A.O. Smith Corp.	47,000	2,883,450
Acuity Brands, Inc.	13,000	1,557,010
AECOM *	46,500	1,601,460
AGCO Corp.	18,030	1,130,120
Air Lease Corp.	29,000	1,209,010
Allegion plc	28,700	2,215,066
Allison Transmission Holdings, Inc.	38,000	1,481,620
AMETEK, Inc.	70,605	4,928,229
Arconic, Inc.	127,240	2,266,144
Barnes Group, Inc.	13,800	766,314
Beacon Roofing Supply, Inc. *	20,100	983,895
BWX Technologies, Inc.	32,900	2,230,620
Carlisle Cos., Inc.	20,736	2,233,889
Caterpillar, Inc.	181,596	26,215,199
Colfax Corp. *	25,000	775,250
Crane Co.	16,384	1,370,358
Cummins, Inc.	47,092	7,528,127
Curtiss-Wright Corp.	14,300	1,830,972
Deere & Co.	97,846	13,241,499
Donaldson Co., Inc.	35,600	1,575,656
Dover Corp.	49,037	4,545,730
Dycom Industries, Inc. *	9,100	945,126
Eaton Corp. plc	132,821	9,965,560
EMCOR Group, Inc.	16,600	1,221,594
Emerson Electric Co.	192,228	12,765,861
Fastenal Co.	87,500	4,374,125
Flowserve Corp.	43,023	1,910,651
Fluor Corp.	40,958	2,414,474
Fortive Corp.	92,520	6,505,081
Fortune Brands Home & Security, Inc.	47,800	2,614,182

6
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Gardner Denver Holdings, Inc. *	22,000	695,860
General Dynamics Corp.	84,274	16,965,199
General Electric Co.	2,643,602	37,195,480
Graco, Inc.	47,082	2,071,137
Harris Corp.	37,507	5,866,845
HD Supply Holdings, Inc. *	59,400	2,299,374
HEICO Corp., Class A	16,000	1,154,400
Hexcel Corp.	26,300	1,748,161
Honeywell International, Inc.	229,017	33,134,180
Hubbell, Inc.	16,932	1,758,558
Huntington Ingalls Industries, Inc.	13,700	3,331,977
IDEX Corp.	24,331	3,252,081
Illinois Tool Works, Inc.	92,947	13,200,333
Ingersoll-Rand plc	77,121	6,469,681
ITT, Inc.	30,300	1,481,367
Jacobs Engineering Group, Inc.	38,756	2,251,336
JELD-WEN Holding, Inc. *	19,300	542,523
Johnson Controls International plc	283,286	9,594,897
Kennametal, Inc.	23,400	852,930
KLX, Inc. *	13,700	1,071,751
L3 Technologies, Inc.	23,374	4,578,499
Lennox International, Inc.	11,700	2,262,429
Lincoln Electric Holdings, Inc.	20,100	1,665,687
Lockheed Martin Corp.	75,679	24,280,850
Masco Corp.	99,428	3,765,338
MasTec, Inc. *	19,292	848,848
MSC Industrial Direct Co., Inc., Class A	14,258	1,232,462
Navistar International Corp. *	18,700	650,947
Nordson Corp.	16,600	2,134,760
Northrop Grumman Corp.	52,432	16,885,201
Orbital ATK, Inc.	15,878	2,101,930
Oshkosh Corp.	23,600	1,702,976
Owens Corning	34,000	2,226,660
PACCAR, Inc.	107,289	6,831,091
Parker-Hannifin Corp.	41,253	6,791,069
Pentair plc	53,954	3,630,025
Quanta Services, Inc. *	44,000	1,430,000
Raytheon Co.	88,557	18,148,872
Rockwell Automation, Inc.	39,549	6,506,997
Rockwell Collins, Inc.	50,483	6,691,017
Roper Technologies, Inc.	30,891	8,161,093
Sensata Technologies Holding plc *	49,600	2,515,712
Snap-on, Inc.	17,250	2,505,562
Spirit AeroSystems Holdings, Inc., Class A	36,000	2,893,320
Stanley Black & Decker, Inc.	46,641	6,603,899
Teledyne Technologies, Inc. *	11,500	2,151,535
Terex Corp.	20,800	759,616
Textron, Inc.	83,906	5,213,919
The Boeing Co.	169,098	56,404,329
The Middleby Corp. *	17,400	2,189,616
The Timken Co.	19,544	835,506
The Toro Co.	30,400	1,775,056
TransDigm Group, Inc.	15,200	4,872,664
Trinity Industries, Inc.	44,200	1,408,654
United Rentals, Inc. *	26,767	4,015,050
United Technologies Corp.	225,057	27,040,599
Univar, Inc. *	33,042	910,638
USG Corp. *	24,400	981,612
Valmont Industries, Inc.	6,682	949,512
W.W. Grainger, Inc.	15,741	4,428,730
WABCO Holdings, Inc. *	15,900	2,050,941
Wabtec Corp.	27,100	2,406,751
Watsco, Inc.	8,626	1,444,165
Woodward, Inc.	17,300	1,244,562
Xylem, Inc.	53,400	3,892,860
		567,479,866

Security	Number of Shares	Value ($)
Commercial & Professional Services 0.8%
Cintas Corp.	25,710	4,378,413
Copart, Inc. *	62,665	3,200,928
CoStar Group, Inc. *	10,900	3,996,594
Deluxe Corp.	14,500	993,830
Equifax, Inc.	37,300	4,179,465
Healthcare Services Group, Inc.	20,200	780,326
IHS Markit Ltd. *	107,607	5,286,732
KAR Auction Services, Inc.	44,400	2,308,356
ManpowerGroup, Inc.	21,591	2,066,690
Nielsen Holdings plc	99,100	3,116,695
Republic Services, Inc.	72,401	4,682,897
Robert Half International, Inc.	40,291	2,447,678
Rollins, Inc.	32,850	1,593,882
Stericycle, Inc. *	27,098	1,590,923
The Brink's Co.	14,100	1,040,580
The Dun & Bradstreet Corp.	10,925	1,259,762
TransUnion *	43,292	2,810,084
Verisk Analytics, Inc. *	47,800	5,088,310
Waste Management, Inc.	121,285	9,859,258
		60,681,403

Consumer Durables & Apparel 1.3%
Brunswick Corp.	26,300	1,574,844
Carter's, Inc.	15,600	1,564,992
Columbia Sportswear Co.	8,900	738,789
D.R. Horton, Inc.	107,597	4,749,332
Garmin Ltd.	34,648	2,032,798
Hanesbrands, Inc.	108,800	2,009,536
Hasbro, Inc.	34,225	3,014,880
Leggett & Platt, Inc.	39,744	1,611,619
Lennar Corp., Class A	80,510	4,258,174
lululemon Athletica, Inc. *	28,600	2,854,280
Mattel, Inc.	102,797	1,521,396
Michael Kors Holdings Ltd. *	45,447	3,109,484
Mohawk Industries, Inc. *	19,439	4,079,857
Newell Brands, Inc.	143,713	3,970,790
NIKE, Inc., Class B	397,312	27,172,168
NVR, Inc. *	1,098	3,403,800
Polaris Industries, Inc.	17,400	1,823,868
PulteGroup, Inc.	84,669	2,570,551
PVH Corp.	24,214	3,866,249
Ralph Lauren Corp.	16,795	1,844,931
Skechers U.S.A., Inc., Class A *	40,162	1,144,617
Tapestry, Inc.	87,430	4,701,111
Toll Brothers, Inc.	41,800	1,762,288
VF Corp.	100,528	8,129,699
Whirlpool Corp.	21,615	3,349,244
		96,859,297

Consumer Services 2.2%
Aramark	72,296	2,703,147
Boyd Gaming Corp.	22,500	747,225
Bright Horizons Family Solutions, Inc. *	14,400	1,366,272
Caesars Entertainment Corp. *	35,100	398,385
Carnival Corp.	127,060	8,012,404
Chipotle Mexican Grill, Inc. *	7,550	3,196,142
Choice Hotels International, Inc.	9,800	784,490
Churchill Downs, Inc.	3,100	851,260
Cracker Barrel Old Country Store, Inc. (a)	8,100	1,333,179
Darden Restaurants, Inc.	36,565	3,395,426
Domino's Pizza, Inc.	13,492	3,261,421
Dunkin' Brands Group, Inc.	26,000	1,584,960
Extended Stay America, Inc.	56,900	1,114,102
Grand Canyon Education, Inc. *	14,000	1,455,860

7
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
H&R Block, Inc.	65,228	1,803,554
Hilton Grand Vacations, Inc. *	18,000	774,000
Hilton Worldwide Holdings, Inc.	85,800	6,764,472
ILG, Inc.	32,000	1,092,160
Las Vegas Sands Corp.	113,205	8,301,323
Marriott International, Inc., Class A	93,121	12,727,778
Marriott Vacations Worldwide Corp.	6,300	772,443
McDonald's Corp.	242,189	40,552,126
MGM Resorts International	158,287	4,973,378
Norwegian Cruise Line Holdings Ltd. *	61,600	3,293,752
Royal Caribbean Cruises Ltd.	52,391	5,668,182
Scientific Games Corp., Class A *	15,800	842,140
Service Corp. International	60,000	2,190,600
ServiceMaster Global Holdings, Inc. *	41,700	2,110,020
Six Flags Entertainment Corp.	24,400	1,543,056
Starbucks Corp.	430,450	24,781,006
Texas Roadhouse, Inc.	19,700	1,262,376
The Wendy's Co.	60,900	1,019,466
Vail Resorts, Inc.	11,800	2,705,858
Weight Watchers International, Inc. *	8,300	581,415
Wyndham Worldwide Corp.	31,465	3,593,618
Wynn Resorts Ltd.	24,842	4,625,332
Yum! Brands, Inc.	103,427	9,008,492
		171,190,820

Diversified Financials 5.5%
Affiliated Managers Group, Inc.	17,259	2,845,319
AGNC Investment Corp.	114,839	2,172,754
Ally Financial, Inc.	127,800	3,335,580
American Express Co.	221,477	21,870,854
Ameriprise Financial, Inc.	45,828	6,425,544
Annaly Capital Management, Inc.	346,200	3,590,094
Berkshire Hathaway, Inc., Class B *	585,856	113,497,883
BGC Partners, Inc., Class A	67,000	895,120
BlackRock, Inc.	37,902	19,765,893
Capital One Financial Corp.	148,653	13,470,935
Cboe Global Markets, Inc.	33,390	3,565,384
CME Group, Inc.	103,274	16,284,244
Credit Acceptance Corp. *	3,700	1,224,108
Discover Financial Services	110,404	7,866,285
E*TRADE Financial Corp. *	83,790	5,084,377
Eaton Vance Corp.	39,084	2,125,779
Evercore, Inc., Class A	11,200	1,134,000
FactSet Research Systems, Inc.	12,300	2,326,053
Franklin Resources, Inc.	101,677	3,420,414
Interactive Brokers Group, Inc., Class A	19,800	1,469,160
Intercontinental Exchange, Inc.	179,750	13,024,685
Invesco Ltd.	117,577	3,406,206
Janus Henderson Group plc	50,900	1,607,931
Lazard Ltd., Class A	36,599	1,991,718
Legg Mason, Inc.	28,214	1,120,096
Leucadia National Corp.	101,178	2,432,319
LPL Financial Holdings, Inc.	26,000	1,574,820
MarketAxess Holdings, Inc.	11,500	2,284,245
Moody's Corp.	51,326	8,325,077
Morgan Stanley	420,821	21,722,780
Morningstar, Inc.	4,800	521,184
MSCI, Inc.	28,050	4,202,731
Nasdaq, Inc.	36,337	3,209,284
Navient Corp.	77,500	1,027,650
New Residential Investment Corp.	104,800	1,831,904
Northern Trust Corp.	65,976	7,042,938
OneMain Holdings, Inc. *	21,400	660,190
Raymond James Financial, Inc.	39,649	3,558,498
S&P Global, Inc.	77,952	14,701,747
Santander Consumer USA Holdings, Inc.	28,200	520,290
SEI Investments Co.	42,148	2,665,018
Security	Number of Shares	Value ($)
SLM Corp. *	125,400	1,439,592
Starwood Property Trust, Inc.	70,800	1,483,968
State Street Corp.	114,250	11,399,865
Stifel Financial Corp.	19,682	1,147,067
Synchrony Financial	221,350	7,342,179
T. Rowe Price Group, Inc.	74,650	8,496,663
TD Ameritrade Holding Corp.	84,631	4,916,215
The Bank of New York Mellon Corp.	309,102	16,849,150
The Charles Schwab Corp. (b)	361,265	20,115,235
The Goldman Sachs Group, Inc.	106,832	25,461,271
Voya Financial, Inc.	52,430	2,744,710
		431,197,006

Energy 6.0%
Anadarko Petroleum Corp.	165,948	11,171,619
Andeavor	43,900	6,072,248
Antero Resources Corp. *	66,200	1,257,800
Apache Corp.	118,700	4,860,765
Baker Hughes, a GE Co.	131,106	4,734,238
Cabot Oil & Gas Corp.	145,596	3,481,200
Centennial Resource Development, Inc., Class A *	48,700	900,950
Cheniere Energy, Inc. *	62,900	3,658,264
Chesapeake Energy Corp. *(a)	285,259	847,219
Chevron Corp.	580,537	72,630,984
Cimarex Energy Co.	29,115	2,928,678
Concho Resources, Inc. *	45,200	7,105,892
ConocoPhillips	361,027	23,647,268
Continental Resources, Inc. *	25,800	1,704,348
Core Laboratories N.V.	13,300	1,628,585
Devon Energy Corp.	162,382	5,899,338
Diamondback Energy, Inc. *	30,800	3,956,260
Energen Corp. *	28,000	1,832,320
EOG Resources, Inc.	174,204	20,585,687
EQT Corp.	73,319	3,679,881
Exxon Mobil Corp.	1,289,041	100,222,938
Halliburton Co.	263,288	13,951,631
Helmerich & Payne, Inc.	31,392	2,183,313
Hess Corp.	84,123	4,794,170
HollyFrontier Corp.	55,100	3,344,019
Kinder Morgan, Inc.	579,917	9,174,287
Marathon Oil Corp.	267,696	4,885,452
Marathon Petroleum Corp.	146,190	10,951,093
Murphy Oil Corp.	49,944	1,503,814
National Oilwell Varco, Inc.	119,426	4,618,203
Newfield Exploration Co. *	63,666	1,897,247
Noble Energy, Inc.	147,622	4,994,052
Occidental Petroleum Corp.	233,016	18,002,816
ONEOK, Inc.	122,845	7,397,726
Parsley Energy, Inc., Class A *	73,000	2,192,190
Patterson-UTI Energy, Inc.	68,523	1,467,763
PBF Energy, Inc., Class A	31,000	1,188,230
PDC Energy, Inc. *	20,659	1,106,083
Peabody Energy Corp.	29,400	1,083,390
Phillips 66	129,900	14,459,169
Pioneer Natural Resources Co.	52,911	10,664,212
Range Resources Corp.	63,528	879,863
RPC, Inc. (a)	17,600	316,976
RSP Permian, Inc. *	37,133	1,842,168
Schlumberger Ltd.	419,605	28,768,119
Targa Resources Corp.	66,100	3,104,717
TechnipFMC plc	137,968	4,547,425
The Williams Cos., Inc.	256,621	6,602,858
Transocean Ltd. *	129,100	1,596,967
Valero Energy Corp.	133,462	14,804,940

8
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Weatherford International plc *	305,300	900,635
WPX Energy, Inc. *	127,400	2,177,266
		468,207,276

Food & Staples Retailing 1.3%
Casey's General Stores, Inc.	10,600	1,023,960
Costco Wholesale Corp.	133,059	26,233,912
Sysco Corp.	147,730	9,239,034
The Kroger Co.	271,026	6,827,145
U.S. Foods Holding Corp. *	41,100	1,404,798
Walgreens Boots Alliance, Inc.	261,869	17,401,195
Walmart, Inc.	443,206	39,206,003
		101,336,047

Food, Beverage & Tobacco 3.7%
Altria Group, Inc.	576,305	32,336,474
Archer-Daniels-Midland Co.	175,605	7,968,955
Brown-Forman Corp., Class B	77,950	4,368,318
Bunge Ltd.	42,592	3,076,420
Campbell Soup Co.	56,658	2,310,513
ConAgra Brands, Inc.	127,197	4,715,193
Constellation Brands, Inc., Class A	53,232	12,409,976
Dr Pepper Snapple Group, Inc.	55,420	6,648,183
Flowers Foods, Inc.	56,925	1,287,074
General Mills, Inc.	173,402	7,584,604
Hormel Foods Corp.	81,188	2,943,065
Ingredion, Inc.	21,800	2,639,762
Kellogg Co.	75,931	4,472,336
Lamb Weston Holdings, Inc.	45,365	2,963,242
McCormick & Co., Inc. - Non Voting Shares	36,354	3,832,075
Molson Coors Brewing Co., Class B	58,272	4,151,297
Mondelez International, Inc., Class A	451,735	17,843,533
Monster Beverage Corp. *	127,600	7,018,000
National Beverage Corp.	3,200	282,752
PepsiCo, Inc.	431,546	43,560,253
Philip Morris International, Inc.	471,965	38,701,130
Pilgrim's Pride Corp. *	15,000	324,000
Pinnacle Foods, Inc.	35,000	2,114,000
Post Holdings, Inc. *	19,300	1,535,701
Seaboard Corp.	105	420,740
The Coca-Cola Co.	1,165,442	50,358,749
The Hain Celestial Group, Inc. *	30,700	894,291
The Hershey Co.	44,364	4,078,826
The JM Smucker Co.	36,001	4,106,994
The Kraft Heinz Co.	179,800	10,137,124
Tyson Foods, Inc., Class A	89,659	6,285,096
		291,368,676

Health Care Equipment & Services 5.9%
Abbott Laboratories	527,301	30,652,007
ABIOMED, Inc. *	12,700	3,822,065
Aetna, Inc.	98,634	17,660,418
Align Technology, Inc. *	22,228	5,553,666
AmerisourceBergen Corp.	49,820	4,512,696
Anthem, Inc.	77,857	18,373,473
athenahealth, Inc. *	12,000	1,469,640
Baxter International, Inc.	155,625	10,815,938
Becton, Dickinson & Co.	80,728	18,718,401
Boston Scientific Corp. *	417,307	11,985,057
Cantel Medical Corp.	11,700	1,311,219
Cardinal Health, Inc.	96,410	6,186,630
Centene Corp. *	54,276	5,893,288
Cerner Corp. *	94,504	5,504,858
Chemed Corp.	4,500	1,386,990
Security	Number of Shares	Value ($)
Cigna Corp.	75,015	12,889,077
CVS Health Corp.	307,307	21,459,248
Danaher Corp.	186,970	18,756,830
DaVita, Inc. *	45,150	2,834,969
DENTSPLY SIRONA, Inc.	72,790	3,664,249
DexCom, Inc. *	26,400	1,931,952
Edwards Lifesciences Corp. *	65,384	8,327,306
Encompass Health Corp.	29,162	1,773,633
Envision Healthcare Corp. *	37,400	1,390,158
Express Scripts Holding Co. *	171,750	13,001,475
HCA Healthcare, Inc.	86,258	8,258,341
Henry Schein, Inc. *	47,338	3,597,688
Hill-Rom Holdings, Inc.	19,400	1,665,102
Hologic, Inc. *	82,070	3,183,495
Humana, Inc.	42,495	12,501,179
ICU Medical, Inc. *	4,400	1,107,480
IDEXX Laboratories, Inc. *	27,172	5,284,682
Insulet Corp. *	16,900	1,453,400
Integra LifeSciences Holdings Corp. *	19,000	1,170,970
Intuitive Surgical, Inc. *	34,082	15,022,664
Laboratory Corp. of America Holdings *	30,368	5,185,336
LivaNova plc *	13,200	1,171,896
Masimo Corp. *	15,300	1,372,869
McKesson Corp.	63,270	9,883,407
Medidata Solutions, Inc. *	17,200	1,227,392
MEDNAX, Inc. *	28,208	1,295,029
Medtronic plc	411,522	32,975,258
Molina Healthcare, Inc. *	13,900	1,157,175
Patterson Cos., Inc.	22,600	526,128
Quest Diagnostics, Inc.	42,747	4,325,996
ResMed, Inc.	43,716	4,137,282
STERIS plc	24,600	2,325,192
Stryker Corp.	98,654	16,713,961
Teleflex, Inc.	13,846	3,709,066
The Cooper Cos., Inc.	14,400	3,293,424
UnitedHealth Group, Inc.	294,026	69,507,746
Universal Health Services, Inc., Class B	26,874	3,069,011
Varian Medical Systems, Inc. *	29,771	3,441,230
Veeva Systems, Inc., Class A *	35,500	2,489,615
WellCare Health Plans, Inc. *	14,100	2,892,756
West Pharmaceutical Services, Inc.	22,500	1,984,725
Zimmer Biomet Holdings, Inc.	61,212	7,049,786
		462,854,524

Household & Personal Products 1.4%
Church & Dwight Co., Inc.	77,888	3,598,426
Colgate-Palmolive Co.	268,542	17,516,995
Coty, Inc., Class A	142,141	2,466,146
Energizer Holdings, Inc.	18,100	1,038,216
Herbalife Nutrition Ltd. *	18,900	1,998,297
HRG Group, Inc. *	41,900	470,956
Kimberly-Clark Corp.	105,308	10,903,590
Nu Skin Enterprises, Inc., Class A	14,000	996,100
Spectrum Brands Holdings, Inc.	8,200	591,220
The Clorox Co.	40,425	4,737,810
The Estee Lauder Cos., Inc., Class A	69,070	10,228,576
The Procter & Gamble Co.	769,263	55,648,486
		110,194,818

Insurance 2.8%
Aflac, Inc.	236,460	10,775,482
Alleghany Corp.	4,886	2,807,838
American Financial Group, Inc.	21,805	2,468,762
American International Group, Inc.	273,423	15,311,688
Aon plc	75,029	10,689,382
Arch Capital Group Ltd. *	38,800	3,109,044

9
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Arthur J. Gallagher & Co.	57,220	4,004,828
Assurant, Inc.	15,992	1,484,377
Assured Guaranty Ltd.	35,300	1,281,037
Athene Holding Ltd., Class A *	38,400	1,881,600
Axis Capital Holdings Ltd.	25,662	1,506,359
Brighthouse Financial, Inc. *	30,876	1,567,883
Brown & Brown, Inc.	78,952	2,149,863
Chubb Ltd.	139,826	18,970,193
Cincinnati Financial Corp.	48,417	3,405,652
CNA Financial Corp.	9,150	461,709
CNO Financial Group, Inc.	43,000	921,920
Erie Indemnity Co., Class A	6,285	733,899
Everest Re Group Ltd.	12,720	2,959,562
First American Financial Corp.	29,794	1,522,771
FNF Group	84,969	3,129,408
Lincoln National Corp.	68,459	4,835,944
Loews Corp.	82,358	4,320,501
Markel Corp. *	4,447	5,025,288
Marsh & McLennan Cos., Inc.	153,420	12,503,730
MetLife, Inc.	317,580	15,139,039
Old Republic International Corp.	70,509	1,438,384
Primerica, Inc.	12,000	1,161,000
Principal Financial Group, Inc.	84,130	4,982,179
Prudential Financial, Inc.	129,538	13,772,480
Reinsurance Group of America, Inc.	19,510	2,914,794
RenaissanceRe Holdings Ltd.	12,107	1,647,036
The Allstate Corp.	107,098	10,476,326
The Hanover Insurance Group, Inc.	10,900	1,251,865
The Hartford Financial Services Group, Inc.	110,941	5,973,063
The Progressive Corp.	176,563	10,644,983
The Travelers Cos., Inc.	83,738	11,019,921
Torchmark Corp.	33,597	2,914,204
Unum Group	69,546	3,364,636
Validus Holdings Ltd.	25,509	1,728,745
W. R. Berkley Corp.	32,225	2,402,696
Willis Towers Watson plc	38,766	5,757,139
XL Group Ltd.	76,767	4,267,478
		218,684,688

Materials 3.1%
Air Products & Chemicals, Inc.	65,964	10,705,298
Albemarle Corp.	34,103	3,306,627
Alcoa Corp. *	51,980	2,661,376
AptarGroup, Inc.	18,200	1,701,700
Ashland Global Holdings, Inc.	20,300	1,343,454
Avery Dennison Corp.	26,560	2,783,754
Axalta Coating Systems Ltd. *	65,300	2,017,770
Ball Corp.	103,052	4,131,355
Bemis Co., Inc.	28,149	1,218,007
Berry Global Group, Inc. *	36,100	1,985,500
Cabot Corp.	17,839	996,486
Celanese Corp., Series A	42,243	4,590,547
CF Industries Holdings, Inc.	70,560	2,737,728
Crown Holdings, Inc. *	42,675	2,126,922
DowDuPont, Inc.	710,241	44,915,641
Eagle Materials, Inc.	14,650	1,449,764
Eastman Chemical Co.	45,762	4,671,385
Ecolab, Inc.	81,092	11,739,689
FMC Corp.	41,104	3,277,222
Freeport-McMoRan, Inc.	406,857	6,188,295
Graphic Packaging Holding Co.	104,500	1,494,350
Huntsman Corp.	61,800	1,839,786
International Flavors & Fragrances, Inc.	24,408	3,447,874
International Paper Co.	126,807	6,538,169
Louisiana-Pacific Corp.	39,900	1,130,367
LyondellBasell Industries N.V., Class A	97,863	10,347,055
Security	Number of Shares	Value ($)
Martin Marietta Materials, Inc.	19,524	3,802,689
Monsanto Co.	133,267	16,707,684
NewMarket Corp.	2,800	1,062,740
Newmont Mining Corp.	162,928	6,401,441
Nucor Corp.	96,876	5,969,499
Olin Corp.	48,800	1,473,272
Owens-Illinois, Inc. *	44,900	912,817
Packaging Corp. of America	29,030	3,358,481
PPG Industries, Inc.	79,812	8,450,495
Praxair, Inc.	86,728	13,227,754
Reliance Steel & Aluminum Co.	21,222	1,865,838
Royal Gold, Inc.	20,400	1,811,520
RPM International, Inc.	44,600	2,154,180
Sealed Air Corp.	54,202	2,376,758
Sonoco Products Co.	33,970	1,744,699
Steel Dynamics, Inc.	74,400	3,333,864
The Chemours Co.	55,300	2,677,073
The Mosaic Co.	104,766	2,823,444
The Scotts Miracle-Gro Co.	13,268	1,108,939
The Sherwin-Williams Co.	24,865	9,141,866
United States Steel Corp.	54,100	1,830,203
Valvoline, Inc.	55,730	1,130,204
Vulcan Materials Co.	40,825	4,559,744
W.R. Grace & Co.	21,500	1,471,460
Westlake Chemical Corp.	12,100	1,294,337
WestRock Co.	77,542	4,587,385
		244,624,507

Media 2.5%
Altice USA, Inc., Class A *(a)	20,700	370,530
Cable One, Inc.	1,200	762,144
CBS Corp., Class B - Non Voting Shares	107,668	5,297,266
Charter Communications, Inc., Class A *	57,088	15,487,404
Cinemark Holdings, Inc.	34,600	1,355,282
Comcast Corp., Class A	1,412,855	44,349,518
Discovery, Inc., Class A *	46,200	1,092,630
Discovery, Inc., Class C *	89,704	1,993,223
DISH Network Corp., Class A *	67,372	2,260,331
GCI Liberty, Inc., Class A *	26,808	1,195,637
Liberty Broadband Corp., Class C *	45,400	3,218,406
Liberty Global plc, Class A *	70,141	2,114,050
Liberty Global plc, Class C *	179,872	5,234,275
Liberty Media Corp. - Liberty Formula One, Class C *	61,800	1,824,336
Liberty Media Corp. - Liberty SiriusXM, Class A *	27,646	1,154,773
Liberty Media Corp. - Liberty SiriusXM, Class C *	52,300	2,178,818
Lions Gate Entertainment Corp., Class B	32,300	743,546
Live Nation Entertainment, Inc. *	42,800	1,689,316
News Corp., Class A	118,782	1,898,136
Nexstar Media Group, Inc., Class A	13,600	846,600
Omnicom Group, Inc.	69,688	5,133,218
Sirius XM Holdings, Inc. (a)	455,600	2,883,948
The Interpublic Group of Cos., Inc.	120,464	2,841,746
The Madison Square Garden Co., Class A *	5,641	1,370,876
The Walt Disney Co.	456,340	45,784,592
Time Warner, Inc.	237,680	22,532,064
Tribune Media Co., Class A	19,500	736,905
Twenty-First Century Fox, Inc., Class A	327,366	11,968,501
Twenty-First Century Fox, Inc., Class B	129,572	4,673,662
Viacom, Inc., Class B	106,546	3,213,427
		196,205,160

10
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 7.5%
AbbVie, Inc.	485,775	46,901,576
Agilent Technologies, Inc.	99,131	6,516,872
Akorn, Inc. *	24,100	347,763
Alexion Pharmaceuticals, Inc. *	68,104	8,011,074
Alkermes plc *	47,300	2,093,971
Allergan plc	100,877	15,499,751
Alnylam Pharmaceuticals, Inc. *	24,800	2,344,344
Amgen, Inc.	207,674	36,234,960
Bio-Rad Laboratories, Inc., Class A *	6,100	1,547,631
Bio-Techne Corp.	12,563	1,895,882
Biogen, Inc. *	64,699	17,701,647
BioMarin Pharmaceutical, Inc. *	53,900	4,501,189
Bluebird Bio, Inc. *	15,300	2,603,295
Bristol-Myers Squibb Co.	496,339	25,874,152
Bruker Corp.	33,900	1,001,067
Catalent, Inc. *	39,000	1,603,290
Celgene Corp. *	230,040	20,036,484
Charles River Laboratories International, Inc. *	14,400	1,500,336
Eli Lilly & Co.	293,504	23,794,369
Exact Sciences Corp. *	36,200	1,810,362
Exelixis, Inc. *	86,500	1,800,930
FibroGen, Inc. *	22,900	1,040,805
Gilead Sciences, Inc.	400,464	28,925,515
Illumina, Inc. *	45,000	10,841,850
Incyte Corp. *	53,300	3,301,402
Ionis Pharmaceuticals, Inc. *	37,900	1,630,837
IQVIA Holdings, Inc. *	45,446	4,351,909
Jazz Pharmaceuticals plc *	19,200	2,919,168
Johnson & Johnson	816,925	103,332,843
Merck & Co., Inc.	824,518	48,539,375
Mettler-Toledo International, Inc. *	7,653	4,285,144
Mylan N.V. *	158,300	6,135,708
Nektar Therapeutics *	49,100	4,107,706
Neurocrine Biosciences, Inc. *	26,700	2,164,836
PerkinElmer, Inc.	32,300	2,369,528
Perrigo Co., plc	40,500	3,164,670
Pfizer, Inc.	1,809,607	66,249,712
PRA Health Sciences, Inc. *	14,500	1,191,465
Regeneron Pharmaceuticals, Inc. *	23,400	7,106,112
Sage Therapeutics, Inc. *	13,900	2,000,488
Sarepta Therapeutics, Inc. *	18,200	1,389,752
Seattle Genetics, Inc. *	32,100	1,643,199
Syneos Health, Inc. *	15,700	598,170
Thermo Fisher Scientific, Inc.	121,998	25,662,279
United Therapeutics Corp. *	13,000	1,431,430
Vertex Pharmaceuticals, Inc. *	77,612	11,887,054
Waters Corp. *	24,100	4,540,681
Zoetis, Inc.	148,273	12,377,830
		586,810,413

Real Estate 3.4%
Alexandria Real Estate Equities, Inc.	29,200	3,637,444
American Campus Communities, Inc.	44,400	1,736,484
American Homes 4 Rent, Class A	73,400	1,482,680
American Tower Corp.	133,989	18,270,740
Apartment Investment & Management Co., Class A	49,418	2,006,371
Apple Hospitality REIT, Inc.	73,000	1,313,270
AvalonBay Communities, Inc.	41,849	6,821,387
Boston Properties, Inc.	47,905	5,816,146
Brixmor Property Group, Inc.	101,300	1,508,357
Camden Property Trust	26,864	2,294,186
CBRE Group, Inc., Class A *	95,311	4,318,541
Colony NorthStar, Inc., Class A	170,200	1,039,922
Security	Number of Shares	Value ($)
CoreSite Realty Corp.	10,300	1,072,230
Cousins Properties, Inc.	115,700	1,028,573
Crown Castle International Corp.	125,827	12,692,169
CubeSmart	54,500	1,604,480
CyrusOne, Inc.	29,700	1,591,623
DCT Industrial Trust, Inc.	27,600	1,809,732
Digital Realty Trust, Inc.	63,907	6,754,331
Douglas Emmett, Inc.	47,600	1,774,052
Duke Realty Corp.	104,537	2,832,953
EPR Properties	17,000	935,340
Equinix, Inc.	24,162	10,167,128
Equity Commonwealth *	40,300	1,248,897
Equity LifeStyle Properties, Inc.	25,100	2,237,916
Equity Residential	111,372	6,872,766
Essex Property Trust, Inc.	20,929	5,016,472
Extra Space Storage, Inc.	40,600	3,637,354
Federal Realty Investment Trust	21,596	2,501,897
First Industrial Realty Trust, Inc.	37,400	1,163,514
Forest City Realty Trust, Inc., Class A	85,300	1,711,118
Gaming & Leisure Properties, Inc.	59,100	2,025,357
GGP, Inc.	193,400	3,866,066
Gramercy Property Trust	46,833	1,100,576
HCP, Inc.	144,480	3,375,053
Healthcare Realty Trust, Inc.	43,600	1,213,388
Healthcare Trust of America, Inc., Class A	60,500	1,511,895
Highwoods Properties, Inc.	31,600	1,391,032
Hospitality Properties Trust	52,081	1,295,775
Host Hotels & Resorts, Inc.	233,639	4,569,979
Hudson Pacific Properties, Inc.	44,412	1,459,822
Invitation Homes, Inc.	83,700	1,936,818
Iron Mountain, Inc.	84,366	2,863,382
JBG SMITH Properties	27,167	1,001,647
Jones Lang LaSalle, Inc.	13,500	2,288,385
Kilroy Realty Corp.	27,700	1,985,259
Kimco Realty Corp.	126,531	1,835,965
Lamar Advertising Co., Class A	26,170	1,667,291
Liberty Property Trust	46,304	1,936,433
Life Storage, Inc.	14,900	1,317,756
Medical Properties Trust, Inc.	104,300	1,332,954
Mid-America Apartment Communities, Inc.	35,970	3,289,816
National Retail Properties, Inc.	43,000	1,635,720
Omega Healthcare Investors, Inc. (a)	63,500	1,649,730
Paramount Group, Inc.	48,500	695,975
Park Hotels & Resorts, Inc.	45,447	1,307,965
Prologis, Inc.	162,080	10,520,613
Public Storage	46,709	9,424,942
Rayonier, Inc.	37,700	1,402,063
Realogy Holdings Corp.	40,200	997,362
Realty Income Corp.	86,400	4,364,064
Regency Centers Corp.	44,442	2,615,412
RLJ Lodging Trust	51,500	1,069,655
Ryman Hospitality Properties, Inc.	15,500	1,214,890
SBA Communications Corp. *	35,900	5,752,257
Senior Housing Properties Trust	72,168	1,123,656
Simon Property Group, Inc.	94,250	14,735,045
SL Green Realty Corp.	29,951	2,927,411
Spirit Realty Capital, Inc.	157,000	1,263,850
STORE Capital Corp.	57,000	1,438,110
Sun Communities, Inc.	23,200	2,177,320
Sunstone Hotel Investors, Inc.	64,700	1,009,320
Taubman Centers, Inc.	19,800	1,108,404
The Howard Hughes Corp. *	11,500	1,555,950
The Macerich Co.	33,315	1,919,610
UDR, Inc.	85,262	3,082,221
Ventas, Inc.	107,029	5,503,431
VEREIT, Inc.	298,200	2,027,760
Vornado Realty Trust	54,334	3,696,342

11
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Weingarten Realty Investors	43,602	1,197,747
Welltower, Inc.	111,421	5,954,338
Weyerhaeuser Co.	228,526	8,405,186
WP Carey, Inc.	36,300	2,317,755
		264,256,826

Retailing 6.2%
Advance Auto Parts, Inc.	22,622	2,589,088
Amazon.com, Inc. *	122,491	191,836,830
AutoNation, Inc. *	17,606	813,221
AutoZone, Inc. *	8,347	5,212,868
Best Buy Co., Inc.	77,681	5,944,927
Booking Holdings, Inc. *	14,846	32,334,588
Burlington Stores, Inc. *	20,153	2,737,785
CarMax, Inc. *	55,293	3,455,813
Dollar General Corp.	80,190	7,740,741
Dollar Tree, Inc. *	71,418	6,848,272
Expedia Group, Inc.	36,404	4,191,557
Five Below, Inc. *	14,900	1,052,089
Floor & Decor Holdings, Inc., Class A *	8,800	489,192
Foot Locker, Inc.	37,609	1,620,196
Genuine Parts Co.	45,830	4,047,706
Kohl's Corp.	53,265	3,308,822
L Brands, Inc.	74,623	2,605,089
LKQ Corp. *	99,600	3,089,592
Lowe's Cos., Inc.	251,836	20,758,841
Macy's, Inc.	93,676	2,910,513
Netflix, Inc. *	132,300	41,338,458
Nordstrom, Inc.	35,597	1,799,784
O'Reilly Automotive, Inc. *	25,754	6,594,827
Penske Automotive Group, Inc.	12,700	572,770
Pool Corp.	11,800	1,637,958
Qurate Retail Group, Inc. QVC Group, Class A *	144,557	3,384,079
Ross Stores, Inc.	118,930	9,615,491
Target Corp.	163,923	11,900,810
The Gap, Inc.	68,455	2,001,624
The Home Depot, Inc.	354,835	65,573,508
The Michaels Cos., Inc. *	29,094	541,730
The TJX Cos., Inc.	194,308	16,487,034
Tiffany & Co.	30,698	3,156,675
Tractor Supply Co.	38,300	2,604,400
TripAdvisor, Inc. *	33,400	1,249,828
Ulta Salon, Cosmetics & Fragrance, Inc. *	17,832	4,474,227
Urban Outfitters, Inc. *	21,100	849,697
Wayfair, Inc., Class A *	12,500	778,750
Williams-Sonoma, Inc. (a)	25,300	1,209,340
		479,358,720

Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices, Inc. *	249,700	2,716,736
Analog Devices, Inc.	113,653	9,927,590
Applied Materials, Inc.	323,049	16,045,844
Broadcom, Inc.	124,870	28,647,675
Cavium, Inc. *	21,700	1,627,717
Cypress Semiconductor Corp.	105,500	1,538,190
Entegris, Inc.	43,200	1,391,040
First Solar, Inc. *	24,700	1,751,477
Integrated Device Technology, Inc. *	42,900	1,193,907
Intel Corp.	1,426,012	73,610,739
KLA-Tencor Corp.	47,638	4,846,690
Lam Research Corp.	49,419	9,145,480
Marvell Technology Group Ltd.	129,362	2,595,002
Maxim Integrated Products, Inc.	87,900	4,790,550
Microchip Technology, Inc.	70,248	5,876,948
Micron Technology, Inc. *	351,259	16,150,889
Security	Number of Shares	Value ($)
Microsemi Corp. *	35,700	2,309,433
MKS Instruments, Inc.	16,800	1,720,320
Monolithic Power Systems, Inc.	11,134	1,303,791
NVIDIA Corp.	184,499	41,493,825
ON Semiconductor Corp. *	126,800	2,799,744
Qorvo, Inc. *	38,200	2,574,680
QUALCOMM, Inc.	451,845	23,048,614
Silicon Laboratories, Inc. *	12,500	1,161,250
Skyworks Solutions, Inc.	56,800	4,927,968
Teradyne, Inc.	62,600	2,037,630
Texas Instruments, Inc.	299,497	30,377,981
Universal Display Corp.	12,500	1,100,625
Versum Materials, Inc.	32,300	1,136,314
Xilinx, Inc.	78,605	5,049,585
		302,898,234

Software & Services 14.9%
2U, Inc. *	15,600	1,255,644
Accenture plc, Class A	189,180	28,604,016
Activision Blizzard, Inc.	232,238	15,408,991
Adobe Systems, Inc. *	150,522	33,355,675
Akamai Technologies, Inc. *	53,209	3,812,425
Alliance Data Systems Corp.	14,871	3,019,557
Alphabet, Inc., Class A *	90,774	92,460,581
Alphabet, Inc., Class C *	92,832	94,440,779
Amdocs Ltd.	46,200	3,106,950
ANSYS, Inc. *	26,700	4,316,322
Aspen Technology, Inc. *	24,400	2,141,100
Autodesk, Inc. *	66,472	8,368,825
Automatic Data Processing, Inc.	136,705	16,142,126
Black Knight, Inc. *	34,300	1,668,695
Blackbaud, Inc.	14,300	1,500,928
Booz Allen Hamilton Holding Corp.	41,700	1,652,571
Broadridge Financial Solutions, Inc.	36,400	3,902,444
CA, Inc.	88,681	3,086,099
Cadence Design Systems, Inc. *	89,487	3,584,849
CDK Global, Inc.	40,000	2,609,600
Citrix Systems, Inc. *	41,600	4,281,056
Cognizant Technology Solutions Corp., Class A	179,832	14,713,854
CoreLogic, Inc. *	22,100	1,093,950
Dell Technologies, Inc., Class V *	59,700	4,284,669
DXC Technology Co.	88,604	9,131,528
eBay, Inc. *	290,287	10,996,072
Electronic Arts, Inc. *	94,231	11,117,373
EPAM Systems, Inc. *	14,200	1,623,770
Euronet Worldwide, Inc. *	14,585	1,139,234
Facebook, Inc., Class A *	730,052	125,568,944
Fair Isaac Corp. *	9,300	1,610,574
Fidelity National Information Services, Inc.	101,022	9,594,059
First Data Corp., Class A *	129,312	2,340,547
Fiserv, Inc. *	128,420	9,099,841
FleetCor Technologies, Inc. *	28,049	5,813,997
Fortinet, Inc. *	44,600	2,469,056
Gartner, Inc. *	26,400	3,202,056
Genpact Ltd.	44,550	1,420,700
Global Payments, Inc.	47,099	5,324,542
GoDaddy, Inc., Class A *	31,600	2,040,096
GrubHub, Inc. *	26,800	2,710,552
Guidewire Software, Inc. *	22,100	1,870,102
IAC/InterActiveCorp *	24,130	3,912,438
International Business Machines Corp.	260,288	37,731,348
Intuit, Inc.	75,082	13,874,403
j2 Global, Inc.	13,900	1,103,382
Jack Henry & Associates, Inc.	24,200	2,891,416
Leidos Holdings, Inc.	40,981	2,632,210
LogMeIn, Inc.	16,000	1,763,200

12
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Manhattan Associates, Inc. *	19,200	826,752
MasterCard, Inc., Class A	281,129	50,116,867
MAXIMUS, Inc.	17,800	1,203,814
Microsoft Corp.	2,345,844	219,383,331
Nuance Communications, Inc. *	79,700	1,173,184
Nutanix, Inc., Class A *	17,100	865,089
Oracle Corp.	923,759	42,188,074
Paychex, Inc.	98,328	5,955,727
Paycom Software, Inc. *	13,400	1,530,414
PayPal Holdings, Inc. *	343,170	25,603,914
Pegasystems, Inc.	9,700	592,185
Proofpoint, Inc. *	15,000	1,769,100
PTC, Inc. *	36,900	3,038,715
RealPage, Inc. *	16,600	888,100
Red Hat, Inc. *	55,383	9,030,752
Sabre Corp.	62,900	1,298,256
salesforce.com, Inc. *	209,440	25,340,146
ServiceNow, Inc. *	52,200	8,672,508
Snap, Inc., Class A *	69,200	991,636
Splunk, Inc. *	42,600	4,372,890
Square, Inc., Class A *	80,700	3,820,338
SS&C Technologies Holdings, Inc.	51,300	2,547,045
Symantec Corp.	189,489	5,265,899
Synopsys, Inc. *	47,300	4,044,623
Tableau Software, Inc., Class A *	19,000	1,615,950
Take-Two Interactive Software, Inc. *	34,900	3,479,879
Teradata Corp. *	35,844	1,466,736
The Ultimate Software Group, Inc. *	8,900	2,135,288
The Western Union Co.	149,359	2,949,840
Total System Services, Inc.	52,600	4,421,556
Twitter, Inc. *	198,700	6,022,597
Tyler Technologies, Inc. *	10,200	2,232,984
VeriSign, Inc. *	26,805	3,147,443
Visa, Inc., Class A	548,100	69,542,928
VMware, Inc., Class A *	21,400	2,851,764
WEX, Inc. *	13,100	2,121,152
Workday, Inc., Class A *	41,300	5,155,892
Worldpay, Inc., Class A *	91,300	7,415,386
Yelp, Inc. *	23,500	1,053,975
Zendesk, Inc. *	29,800	1,452,750
Zillow Group, Inc., Class C *	32,500	1,575,925
		1,158,954,550

Technology Hardware & Equipment 5.7%
Amphenol Corp., Class A	92,240	7,721,410
Apple, Inc.	1,549,474	256,066,073
Arista Networks, Inc. *	13,800	3,650,790
ARRIS International plc *	55,100	1,487,700
Arrow Electronics, Inc. *	28,800	2,152,512
Avnet, Inc.	39,046	1,531,775
CDW Corp.	45,100	3,215,179
Cisco Systems, Inc.	1,472,215	65,204,402
Cognex Corp.	53,400	2,469,750
Coherent, Inc. *	7,300	1,228,006
CommScope Holding Co., Inc. *	59,700	2,281,734
Corning, Inc.	269,363	7,278,188
Dolby Laboratories, Inc., Class A	17,300	1,034,886
F5 Networks, Inc. *	19,773	3,224,779
FLIR Systems, Inc.	40,600	2,174,130
Hewlett Packard Enterprise Co.	479,231	8,170,889
HP, Inc.	499,968	10,744,312
IPG Photonics Corp. *	11,900	2,535,057
Jabil, Inc.	56,300	1,497,580
Juniper Networks, Inc.	106,394	2,616,228
Keysight Technologies, Inc. *	55,600	2,873,408
Littelfuse, Inc.	6,900	1,289,748
Motorola Solutions, Inc.	49,912	5,481,835
Security	Number of Shares	Value ($)
National Instruments Corp.	31,200	1,275,768
NCR Corp. *	35,344	1,087,535
NetApp, Inc.	82,700	5,506,166
Palo Alto Networks, Inc. *	27,300	5,255,523
Seagate Technology plc	88,237	5,108,040
SYNNEX Corp.	9,300	931,581
TE Connectivity Ltd.	108,600	9,964,050
Tech Data Corp. *	9,000	686,250
Trimble, Inc. *	74,000	2,560,400
Ubiquiti Networks, Inc. *(a)	7,600	541,576
ViaSat, Inc. *	15,500	991,690
Western Digital Corp.	91,093	7,177,218
Xerox Corp.	66,861	2,102,778
Zebra Technologies Corp., Class A *	16,500	2,224,695
		441,343,641

Telecommunication Services 1.8%
AT&T, Inc.	1,870,456	61,163,911
CenturyLink, Inc.	296,111	5,501,743
Sprint Corp. *	200,000	1,122,000
T-Mobile US, Inc. *	90,900	5,500,359
Verizon Communications, Inc.	1,256,495	62,008,028
Zayo Group Holdings, Inc. *	58,700	2,130,810
		137,426,851

Transportation 2.1%
Alaska Air Group, Inc.	38,800	2,519,284
AMERCO	2,000	675,040
American Airlines Group, Inc.	128,860	5,531,960
C.H. Robinson Worldwide, Inc.	43,348	3,989,316
CSX Corp.	270,781	16,081,684
Delta Air Lines, Inc.	201,230	10,508,231
Expeditors International of Washington, Inc.	55,098	3,518,558
FedEx Corp.	74,563	18,431,974
Genesee & Wyoming, Inc., Class A *	16,600	1,181,920
JB Hunt Transport Services, Inc.	26,491	3,110,838
JetBlue Airways Corp. *	95,500	1,832,645
Kansas City Southern	33,100	3,529,453
Kirby Corp. *	15,900	1,356,270
Knight-Swift Transportation Holdings, Inc.	37,400	1,458,974
Landstar System, Inc.	12,240	1,244,196
Macquarie Infrastructure Corp.	23,100	875,490
Norfolk Southern Corp.	88,286	12,666,392
Old Dominion Freight Line, Inc.	20,200	2,703,972
Ryder System, Inc.	16,964	1,143,883
Southwest Airlines Co.	164,017	8,665,018
Union Pacific Corp.	239,024	31,940,777
United Continental Holdings, Inc. *	74,148	5,007,956
United Parcel Service, Inc., Class B	208,635	23,680,072
XPO Logistics, Inc. *	29,750	2,890,510
		164,544,413

Utilities 3.0%
AES Corp.	196,502	2,405,184
Allete, Inc.	14,900	1,138,509
Alliant Energy Corp.	74,800	3,212,660
Ameren Corp.	78,585	4,606,653
American Electric Power Co., Inc.	153,071	10,711,909
American Water Works Co., Inc.	54,500	4,718,610
Aqua America, Inc.	58,917	2,070,933
Atmos Energy Corp.	30,718	2,669,087
Avangrid, Inc.	15,500	817,005
CenterPoint Energy, Inc.	133,911	3,391,966
CMS Energy Corp.	85,733	4,045,740

13
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Consolidated Edison, Inc.	93,023	7,453,933
Dominion Energy, Inc.	195,317	13,000,299
DTE Energy Co.	55,897	5,891,544
Duke Energy Corp.	213,295	17,097,727
Edison International	99,454	6,516,226
Entergy Corp.	57,362	4,680,166
Eversource Energy	95,112	5,730,498
Exelon Corp.	294,119	11,670,642
FirstEnergy Corp.	138,791	4,774,410
Great Plains Energy, Inc.	64,500	2,111,085
Hawaiian Electric Industries, Inc.	31,000	1,075,390
IDACORP, Inc.	16,910	1,572,630
MDU Resources Group, Inc.	64,217	1,808,993
National Fuel Gas Co.	28,047	1,440,213
NextEra Energy, Inc.	143,208	23,473,223
NiSource, Inc.	95,880	2,338,513
NRG Energy, Inc.	94,700	2,935,700
OGE Energy Corp.	66,760	2,194,401
ONE Gas, Inc.	16,000	1,115,520
PG&E Corp.	158,237	7,294,726
Pinnacle West Capital Corp.	32,687	2,631,303
Portland General Electric Co.	27,200	1,155,456
PPL Corp.	211,761	6,162,245
Public Service Enterprise Group, Inc.	152,372	7,946,200
SCANA Corp.	44,531	1,637,405
Sempra Energy	76,514	8,554,265
Southwest Gas Holdings, Inc.	14,200	1,036,458
The Southern Co.	306,618	14,141,222
UGI Corp.	50,172	2,427,823
Vectren Corp.	22,800	1,602,156
Vistra Energy Corp. *	84,800	1,937,680
WEC Energy Group, Inc.	96,477	6,201,542
Westar Energy, Inc.	42,300	2,291,814
WGL Holdings, Inc.	15,200	1,293,520
Xcel Energy, Inc.	150,409	7,045,158
		230,028,342
Total Common Stock
(Cost $2,046,996,854)		7,762,886,338

Other Investment Companies 0.4% of net assets

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.63% (c)	17,554,578	17,554,578

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 1.59% (c)	16,590,817	16,590,817
Total Other Investment Companies
(Cost $34,145,395)		34,145,395

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/15/18	192	25,411,200	(626,546)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $16,207,105.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

14
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.1%
American Axle & Manufacturing Holdings, Inc. *	175,350	2,689,870
Cooper Tire & Rubber Co.	93,799	2,293,386
Cooper-Standard Holding, Inc. *	31,000	3,837,800
Dana, Inc.	260,829	6,189,472
Dorman Products, Inc. *	48,800	3,135,888
Fox Factory Holding Corp. *	61,900	2,058,175
Gentherm, Inc. *	63,900	2,159,820
Horizon Global Corp. *	44,200	330,174
LCI Industries	43,400	4,136,020
Modine Manufacturing Co. *	85,000	1,462,000
Motorcar Parts of America, Inc. *	34,800	662,592
Shiloh Industries, Inc. *	25,500	211,905
Standard Motor Products, Inc.	39,600	1,795,860
Stoneridge, Inc. *	47,600	1,253,308
Superior Industries International, Inc.	44,300	582,545
Tenneco, Inc.	90,028	4,023,351
Tower International, Inc.	35,700	1,053,150
VOXX International Corp. *	34,500	172,500
Winnebago Industries, Inc.	55,600	2,107,240
		40,155,056

Banks 12.5%
1st Source Corp.	28,003	1,456,156
Access National Corp.	27,524	765,442
ACNB Corp.	12,000	360,000
Allegiance Bancshares, Inc. *	20,900	845,405
American National Bankshares, Inc.	15,700	603,665
Ameris Bancorp	63,200	3,267,440
Ames National Corp.	15,500	428,575
Arrow Financial Corp.	20,387	721,700
Atlantic Capital Bancshares, Inc. *	36,400	702,520
Banc of California, Inc.	77,200	1,482,240
BancFirst Corp.	29,732	1,699,184
BancorpSouth Bank	153,400	5,069,870
Bank of Commerce Holdings	27,300	304,395
Bank of Marin Bancorp	12,200	885,110
BankFinancial Corp.	28,200	477,426
Bankwell Financial Group, Inc.	9,200	290,536
Banner Corp.	58,357	3,349,692
Bar Harbor Bankshares	28,257	825,670
BCB Bancorp, Inc.	22,500	348,750
Beneficial Bancorp, Inc.	120,011	1,902,174
Berkshire Hills Bancorp, Inc.	71,100	2,698,245
Blue Hills Bancorp, Inc.	43,900	892,268
BofI Holding, Inc. *	105,780	4,260,818
Boston Private Financial Holdings, Inc.	146,600	2,352,930
Bridge Bancorp, Inc.	33,900	1,115,310
Brookline Bancorp, Inc.	132,322	2,196,545
Bryn Mawr Bank Corp.	34,100	1,520,860
BSB Bancorp, Inc. *	15,267	492,361
Byline Bancorp, Inc. *	32,800	697,000
C&F Financial Corp.	4,700	272,130
Cadence BanCorp	53,900	1,575,497
Security	Number of Shares	Value ($)
Camden National Corp.	27,150	1,203,017
Capital City Bank Group, Inc.	19,900	445,362
Capitol Federal Financial, Inc.	227,957	2,842,624
Capstar Financial Holdings, Inc. *	15,100	288,259
Carolina Financial Corp.	34,500	1,352,745
Cathay General Bancorp	136,826	5,474,408
CBTX, Inc.	5,600	162,400
CenterState Bank Corp.	109,292	3,167,282
Central Pacific Financial Corp.	54,000	1,570,320
Central Valley Community Bancorp	18,600	383,160
Century Bancorp, Inc., Class A	4,700	376,000
Charter Financial Corp.	22,859	531,700
Chemical Financial Corp.	126,963	6,968,999
Chemung Financial Corp.	6,100	287,920
Citizens & Northern Corp.	20,300	490,245
City Holding Co.	27,100	1,939,818
Civista Bancshares, Inc.	17,000	389,980
CNB Financial Corp.	27,600	782,736
CoBiz Financial, Inc.	71,000	1,430,650
Codorus Valley Bancorp, Inc.	13,166	384,579
Columbia Banking System, Inc.	127,733	5,136,144
Community Bank System, Inc.	88,896	5,000,400
Community Bankers Trust Corp. *	37,200	323,640
Community Trust Bancorp, Inc.	27,880	1,338,240
ConnectOne Bancorp, Inc.	54,740	1,445,136
County Bancorp, Inc.	7,500	211,200
Customers Bancorp, Inc. *	52,350	1,508,727
CVB Financial Corp.	186,719	4,135,826
Dime Community Bancshares, Inc.	54,900	1,084,275
DNB Financial Corp.	5,800	202,130
Eagle Bancorp, Inc. *	54,980	3,227,326
Entegra Financial Corp. *	13,300	386,365
Enterprise Bancorp, Inc.	17,331	627,036
Enterprise Financial Services Corp.	39,000	1,983,150
Equity Bancshares, Inc., Class A *	20,800	793,104
ESSA Bancorp, Inc.	12,500	182,750
Essent Group Ltd. *	143,900	4,742,944
Evans Bancorp, Inc.	7,900	357,870
Farmers & Merchants Bancorp, Inc.	15,200	670,472
Farmers Capital Bank Corp.	13,815	692,822
Farmers National Banc Corp.	47,500	700,625
FB Financial Corp.	22,000	876,260
FCB Financial Holdings, Inc., Class A *	65,269	3,772,548
Federal Agricultural Mortgage Corp., Class C	15,500	1,325,405
Fidelity Southern Corp.	38,948	885,288
Financial Institutions, Inc.	26,200	814,820
First BanCorp *	346,200	2,499,564
First Bancorp (North Carolina)	49,088	1,872,707
First Bancorp, Inc.	18,296	507,165
First Busey Corp.	69,776	2,068,858
First Business Financial Services, Inc.	11,600	301,484
First Citizens BancShares, Inc., Class A	13,241	5,723,952
First Commonwealth Financial Corp.	174,929	2,648,425
First Community Bancshares, Inc.	30,500	946,415
First Connecticut Bancorp, Inc.	23,900	575,990
First Defiance Financial Corp.	16,300	972,458
First Financial Bancorp	171,173	5,297,804
First Financial Bankshares, Inc.	112,562	5,577,447

15
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
First Financial Corp.	17,700	756,675
First Financial Northwest, Inc.	15,100	255,190
First Foundation, Inc. *	51,200	915,968
First Guaranty Bancshares, Inc.	7,920	205,445
First Internet Bancorp	15,200	519,840
First Interstate BancSystem, Inc., Class A	46,008	1,863,324
First Merchants Corp.	74,000	3,187,920
First Mid-Illinois Bancshares, Inc.	18,900	694,575
First Midwest Bancorp, Inc.	183,163	4,452,693
First Northwest Bancorp *	15,400	247,478
Flagstar Bancorp, Inc. *	37,600	1,299,080
Flushing Financial Corp.	47,500	1,230,725
FNB Bancorp	8,700	315,114
Franklin Financial Network, Inc. *	21,064	709,857
Fulton Financial Corp.	311,149	5,258,418
German American Bancorp, Inc.	37,900	1,279,125
Glacier Bancorp, Inc.	139,311	5,158,686
Great Southern Bancorp, Inc.	19,600	1,035,860
Great Western Bancorp, Inc.	105,417	4,336,855
Green Bancorp, Inc. *	42,600	960,630
Greene County Bancorp, Inc. (a)	4,600	159,390
Guaranty Bancorp	45,220	1,288,770
Guaranty Bancshares, Inc.	13,600	445,944
Hancock Holding Co.	150,426	7,348,310
Hanmi Financial Corp.	55,600	1,534,560
HarborOne Bancorp, Inc. *	25,100	441,509
Heartland Financial USA, Inc.	44,700	2,398,155
Heritage Commerce Corp.	67,500	1,113,075
Heritage Financial Corp.	51,945	1,542,766
Hilltop Holdings, Inc.	132,713	2,975,425
Hingham Institution for Savings	2,496	509,184
Home Bancorp, Inc.	11,800	511,530
Home BancShares, Inc.	281,297	6,537,342
HomeStreet, Inc. *	49,322	1,257,711
HomeTrust Bancshares, Inc. *	29,400	767,340
Hope Bancorp, Inc.	234,179	4,048,955
Horizon Bancorp	40,850	1,174,846
Howard Bancorp, Inc. *	15,200	288,800
IBERIABANK Corp.	91,075	6,826,071
Impac Mortgage Holdings, Inc. *(a)	24,842	212,648
Independent Bank Corp., Massachusetts	48,500	3,506,550
Independent Bank Corp., Michigan	37,600	898,640
Independent Bank Group, Inc.	35,900	2,563,260
International Bancshares Corp.	97,760	3,890,848
Investar Holding Corp.	13,900	353,755
Investors Bancorp, Inc.	462,014	6,177,127
Kearny Financial Corp.	185,715	2,609,296
Lakeland Bancorp, Inc.	79,197	1,544,341
Lakeland Financial Corp.	42,800	2,033,856
LCNB Corp.	12,200	228,140
LegacyTexas Financial Group, Inc.	82,300	3,380,061
LendingTree, Inc. *	11,500	2,741,600
Live Oak Bancshares, Inc.	43,300	1,223,225
Luther Burbank Corp.	29,600	368,816
Macatawa Bank Corp.	39,500	421,860
Malvern Bancorp, Inc. *	10,500	267,225
MB Financial, Inc.	146,187	6,230,490
MBT Financial Corp.	36,300	369,353
Mercantile Bank Corp.	28,400	1,002,520
Merchants Bancorp	14,100	301,458
Meridian Bancorp, Inc.	85,044	1,607,332
Meta Financial Group, Inc.	16,400	1,822,860
Metropolitan Bank Holding Corp. *	7,400	350,242
MGIC Investment Corp. *	659,045	6,603,631
Middlefield Banc Corp.	4,700	241,110
Midland States Bancorp, Inc.	28,600	900,900
MidSouth Bancorp, Inc.	26,300	366,885
MidWestOne Financial Group, Inc.	18,800	606,676
Security	Number of Shares	Value ($)
MutualFirst Financial, Inc.	10,500	385,875
National Bank Holdings Corp., Class A	43,900	1,544,402
National Bankshares, Inc.	12,900	591,465
National Commerce Corp. *	21,732	940,996
Nationstar Mortgage Holdings, Inc. *	55,897	1,007,264
NBT Bancorp, Inc.	76,523	2,796,150
Nicolet Bankshares, Inc. *	14,900	827,993
NMI Holdings, Inc., Class A *	100,100	1,386,385
Northeast Bancorp	12,600	245,700
Northfield Bancorp, Inc.	76,986	1,219,458
Northrim BanCorp, Inc.	12,900	454,080
Northwest Bancshares, Inc.	170,109	2,823,809
Norwood Financial Corp.	10,200	302,022
OceanFirst Financial Corp.	71,515	1,929,475
Oconee Federal Financial Corp.	1,600	45,968
Ocwen Financial Corp. *	197,509	801,887
OFG Bancorp	75,800	1,023,300
Ohio Valley Banc Corp.	7,400	337,070
Old Line Bancshares, Inc.	17,900	609,495
Old National Bancorp	242,309	4,167,715
Old Point Financial Corp.	6,400	168,320
Old Second Bancorp, Inc.	52,624	752,523
Opus Bank	34,942	985,364
Oritani Financial Corp.	73,550	1,125,315
Orrstown Financial Services, Inc.	14,000	368,900
Pacific Mercantile Bancorp *	31,800	297,330
Pacific Premier Bancorp, Inc. *	68,353	2,717,032
Park National Corp.	24,153	2,605,626
Parke Bancorp, Inc.	9,400	220,430
PCSB Financial Corp. *	32,100	650,667
Peapack-Gladstone Financial Corp.	32,900	1,087,016
Penns Woods Bancorp, Inc.	8,900	387,150
PennyMac Financial Services, Inc., Class A *	29,800	613,880
People's Utah Bancorp	24,800	789,880
Peoples Bancorp of North Carolina, Inc.	8,250	253,688
Peoples Bancorp, Inc.	28,000	1,004,080
Peoples Financial Services Corp.	11,100	520,590
PHH Corp. *	55,763	591,645
Preferred Bank	22,800	1,453,272
Premier Financial Bancorp, Inc.	17,627	346,899
Provident Bancorp, Inc. *	8,700	204,450
Provident Financial Holdings, Inc.	12,700	233,045
Provident Financial Services, Inc.	111,251	2,905,876
Prudential Bancorp, Inc.	12,900	235,683
QCR Holdings, Inc.	22,062	998,306
Radian Group, Inc.	386,240	5,523,232
RBB Bancorp	16,400	448,048
Reliant Bancorp, Inc.	11,700	269,100
Renasant Corp.	81,066	3,666,615
Republic Bancorp, Inc., Class A	16,100	678,937
Republic First Bancorp, Inc. *	81,400	675,620
Riverview Bancorp, Inc.	32,500	305,175
S&T Bancorp, Inc.	60,681	2,589,865
Sandy Spring Bancorp, Inc.	57,957	2,296,836
Seacoast Banking Corp. of Florida *	76,420	2,111,485
ServisFirst Bancshares, Inc.	82,780	3,473,449
Shore Bancshares, Inc.	23,800	430,542
SI Financial Group, Inc.	19,600	280,280
Sierra Bancorp	24,500	682,570
Simmons First National Corp., Class A	148,014	4,470,023
SmartFinancial, Inc. *	12,700	302,895
South State Corp.	64,963	5,622,548
Southern First Bancshares, Inc. *	11,100	508,935
Southern Missouri Bancorp, Inc.	12,700	443,230
Southern National Bancorp of Virginia, Inc.	35,100	570,375
Southside Bancshares, Inc.	49,831	1,735,614

16
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
State Bank Financial Corp.	68,200	2,148,982
Sterling Bancorp	382,930	9,094,587
Sterling Bancorp, Inc.	35,900	457,366
Stock Yards Bancorp, Inc.	37,830	1,416,733
Summit Financial Group, Inc.	20,290	508,265
Territorial Bancorp, Inc.	12,200	371,368
Texas Capital Bancshares, Inc. *	88,400	8,720,660
The Bancorp, Inc. *	88,300	913,905
The Bank of N.T. Butterfield & Son Ltd.	95,500	4,531,475
The Community Financial Corp.	7,000	252,280
The First Bancshares, Inc.	18,600	601,710
The First of Long Island Corp.	41,450	1,098,425
Timberland Bancorp, Inc.	10,500	342,825
Tompkins Financial Corp.	25,842	2,007,923
Towne Bank	114,703	3,429,620
TriCo Bancshares	35,500	1,326,635
TriState Capital Holdings, Inc. *	38,700	967,500
Triumph Bancorp, Inc. *	31,200	1,212,120
TrustCo Bank Corp.	162,755	1,391,555
Trustmark Corp.	120,377	3,769,004
Two River Bancorp	12,900	219,816
UMB Financial Corp.	81,500	6,241,270
Umpqua Holdings Corp.	398,388	9,386,021
Union Bankshares Corp.	100,331	3,793,515
Union Bankshares, Inc. (a)	5,900	300,900
United Bankshares, Inc.	180,156	6,116,296
United Community Banks, Inc.	131,300	4,192,409
United Community Financial Corp.	93,600	948,168
United Financial Bancorp, Inc.	90,007	1,487,816
United Security Bancshares	23,200	257,520
Unity Bancorp, Inc.	13,800	303,600
Univest Corp. of Pennsylvania	49,675	1,428,156
Valley National Bancorp	468,370	5,878,043
Veritex Holdings, Inc. *	28,800	827,136
Walker & Dunlop, Inc.	49,645	2,835,226
Washington Federal, Inc.	154,001	4,889,532
Washington Trust Bancorp, Inc.	26,200	1,451,480
Waterstone Financial, Inc.	45,557	781,303
WesBanco, Inc.	74,795	3,276,021
West Bancorp, Inc.	28,900	703,715
Westamerica Bancorp	45,500	2,539,355
Western New England Bancorp, Inc.	47,600	514,080
Wintrust Financial Corp.	99,466	8,897,234
WSFS Financial Corp.	52,300	2,620,230
		470,921,366

Capital Goods 9.4%
AAON, Inc.	73,987	2,515,558
AAR Corp.	58,320	2,525,256
Actuant Corp., Class A	104,323	2,456,807
Advanced Drainage Systems, Inc.	64,715	1,630,818
Aegion Corp. *	59,100	1,340,979
Aerojet Rocketdyne Holdings, Inc. *	122,200	3,414,268
Aerovironment, Inc. *	38,400	2,092,800
Aircastle Ltd.	83,000	1,626,800
Alamo Group, Inc.	17,400	1,904,778
Albany International Corp., Class A	50,900	3,010,735
Allied Motion Technologies, Inc.	11,974	477,403
Altra Industrial Motion Corp.	52,100	2,169,965
Ameresco, Inc., Class A *	34,800	412,380
American Railcar Industries, Inc.	12,231	464,166
American Woodmark Corp. *	24,900	2,046,780
Apogee Enterprises, Inc.	49,400	2,030,834
Applied Industrial Technologies, Inc.	68,010	4,349,239
Argan, Inc.	25,400	1,016,000
Armstrong Flooring, Inc. *	38,600	476,710
Astec Industries, Inc.	38,095	2,116,558
Security	Number of Shares	Value ($)
Astronics Corp. *	36,792	1,345,851
Atkore International Group, Inc. *	58,300	1,035,991
Axon Enterprise, Inc. *	93,000	3,904,140
AZZ, Inc.	47,400	2,111,670
Babcock & Wilcox Enterprises, Inc. *(a)	319,200	727,776
Barnes Group, Inc.	90,040	4,999,921
Beacon Roofing Supply, Inc. *	120,882	5,917,174
Blue Bird Corp. *	20,200	479,750
BMC Stock Holdings, Inc. *	118,000	2,035,500
Briggs & Stratton Corp.	74,093	1,335,897
Builders FirstSource, Inc. *	193,600	3,529,328
Caesarstone Ltd.	41,000	756,450
CAI International, Inc. *	30,200	678,896
Chart Industries, Inc. *	54,902	3,115,139
Chicago Bridge & Iron Co., N.V.	177,300	2,677,230
CIRCOR International, Inc.	28,600	1,211,782
Columbus McKinnon Corp.	38,800	1,392,144
Comfort Systems USA, Inc.	66,700	2,814,740
Commercial Vehicle Group, Inc. *	40,400	271,084
Continental Building Products, Inc. *	66,444	1,867,076
CSW Industrials, Inc. *	25,700	1,114,095
Cubic Corp.	45,515	2,810,551
Curtiss-Wright Corp.	78,840	10,094,674
DMC Global, Inc.	25,700	994,590
Douglas Dynamics, Inc.	38,500	1,607,375
Ducommun, Inc. *	18,800	546,892
DXP Enterprises, Inc. *	27,500	998,250
Dycom Industries, Inc. *	54,057	5,614,360
EMCOR Group, Inc.	105,797	7,785,601
Encore Wire Corp.	36,995	1,947,787
Energous Corp. *(a)	31,200	560,352
Energy Recovery, Inc. *(a)	72,000	611,280
EnerSys	75,474	5,174,497
Engility Holdings, Inc. *	32,734	832,098
EnPro Industries, Inc.	37,600	2,825,640
EnviroStar, Inc.	6,500	237,250
ESCO Technologies, Inc.	45,869	2,561,784
Esterline Technologies Corp. *	46,242	3,322,488
Evoqua Water Technologies Corp. *	87,300	1,783,539
Federal Signal Corp.	107,600	2,330,616
Foundation Building Materials, Inc. *	24,400	342,820
Franklin Electric Co., Inc.	82,136	3,367,576
FreightCar America, Inc.	21,600	301,104
GATX Corp.	68,700	4,481,988
Gencor Industries, Inc. *	17,250	268,238
Generac Holdings, Inc. *	108,825	4,898,213
General Cable Corp.	90,676	2,688,543
Gibraltar Industries, Inc. *	57,700	2,028,155
Global Brass & Copper Holdings, Inc.	38,700	1,161,000
GMS, Inc. *	59,800	1,863,368
Graham Corp.	15,200	328,016
Granite Construction, Inc.	71,100	3,724,218
Great Lakes Dredge & Dock Corp. *	101,000	464,600
Griffon Corp.	53,100	1,056,690
H&E Equipment Services, Inc.	57,200	1,850,420
Hardinge, Inc.	23,100	423,654
Harsco Corp. *	142,800	2,920,260
HC2 Holdings, Inc. *	76,800	391,680
Herc Holdings, Inc. *	43,600	2,295,540
Hillenbrand, Inc.	113,500	5,260,725
Hurco Cos., Inc.	11,300	499,460
Huttig Building Products, Inc. *	40,100	249,021
Hyster-Yale Materials Handling, Inc.	18,154	1,292,565
IES Holdings, Inc. *	12,900	218,010
Insteel Industries, Inc.	31,900	957,957
JELD-WEN Holding, Inc. *	121,000	3,401,310
John Bean Technologies Corp.	56,033	6,037,556
Kadant, Inc.	19,400	1,789,650

17
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Kaman Corp.	49,655	3,011,079
KBR, Inc.	248,600	4,149,134
Kennametal, Inc.	146,000	5,321,700
KLX, Inc. *	89,694	7,016,762
Kratos Defense & Security Solutions, Inc. *	152,600	1,527,526
L.B. Foster Co., Class A *	14,200	334,410
Lawson Products, Inc. *	12,800	296,320
Layne Christensen Co. *	30,500	430,355
Lindsay Corp.	18,866	1,657,567
LSI Industries, Inc.	47,500	291,175
Lydall, Inc. *	29,100	1,297,860
Masonite International Corp. *	50,100	3,041,070
MasTec, Inc. *	119,373	5,252,412
Mercury Systems, Inc. *	82,701	2,653,048
Meritor, Inc. *	147,738	2,876,459
Milacron Holdings Corp. *	118,100	2,129,343
Miller Industries, Inc.	20,000	495,000
Moog, Inc., Class A *	57,057	4,676,962
MRC Global, Inc. *	159,078	2,979,531
Mueller Industries, Inc.	100,869	2,741,619
Mueller Water Products, Inc., Class A	273,500	2,677,565
MYR Group, Inc. *	28,000	840,000
National Presto Industries, Inc.	9,500	909,625
Navistar International Corp. *	87,907	3,060,043
NCI Building Systems, Inc. *	77,200	1,351,000
Nexeo Solutions, Inc. *	43,100	439,189
NN, Inc.	50,517	1,025,495
Northwest Pipe Co. *	15,800	311,734
NOW, Inc. *	192,900	2,339,877
NV5 Global, Inc. *	15,000	882,750
Omega Flex, Inc.	5,672	370,382
Orion Group Holdings, Inc. *	50,600	306,636
Park-Ohio Holdings Corp.	15,186	575,549
Patrick Industries, Inc. *	43,800	2,492,220
PGT Innovations, Inc. *	89,300	1,558,285
Plug Power, Inc. *(a)	393,200	719,556
Powell Industries, Inc.	14,700	441,735
Preformed Line Products Co.	5,500	369,875
Primoris Services Corp.	69,200	1,770,828
Proto Labs, Inc. *	44,500	5,302,175
Quanex Building Products Corp.	65,504	1,123,394
Raven Industries, Inc.	65,200	2,386,320
RBC Bearings, Inc. *	41,800	4,864,684
REV Group, Inc.	57,800	1,043,290
Revolution Lighting Technologies, Inc. *(a)	27,500	97,900
Rexnord Corp. *	186,450	5,129,239
Rush Enterprises, Inc., Class A *	54,487	2,224,704
Rush Enterprises, Inc., Class B *	7,500	291,825
Simpson Manufacturing Co., Inc.	73,994	4,045,992
SiteOne Landscape Supply, Inc. *	60,700	4,157,950
Spartan Motors, Inc.	59,400	1,060,290
Sparton Corp. *	18,600	343,542
SPX Corp. *	76,700	2,426,788
SPX FLOW, Inc. *	74,100	3,334,500
Standex International Corp.	22,000	2,132,900
Sterling Construction Co., Inc. *	50,600	563,178
Sun Hydraulics Corp.	49,350	2,396,930
Sunrun, Inc. *	154,300	1,422,646
Tennant Co.	31,576	2,336,624
Textainer Group Holdings Ltd. *	48,231	829,573
The Eastern Co.	9,200	261,280
The ExOne Co. *(a)	20,400	141,168
The Gorman-Rupp Co.	31,531	992,596
The Greenbrier Cos., Inc.	49,901	2,188,159
The KeyW Holding Corp. *	84,800	656,352
The Manitowoc Co., Inc. *	56,875	1,401,969
Thermon Group Holdings, Inc. *	56,200	1,280,798
Titan International, Inc.	90,100	928,030
Security	Number of Shares	Value ($)
Titan Machinery, Inc. *	32,200	622,104
TPI Composites, Inc. *	18,900	428,085
Trex Co., Inc. *	52,078	5,409,863
TriMas Corp. *	81,900	2,219,490
Triton International Ltd.	84,700	2,626,547
Triumph Group, Inc.	85,500	2,022,075
Tutor Perini Corp. *	65,330	1,349,065
Twin Disc, Inc. *	14,700	324,576
Universal Forest Products, Inc.	107,286	3,420,278
Vectrus, Inc. *	20,347	732,492
Veritiv Corp. *	21,776	828,577
Vicor Corp. *	31,000	1,111,350
Vivint Solar, Inc. *(a)	44,500	175,775
Wabash National Corp.	103,600	2,078,216
Watts Water Technologies, Inc., Class A	49,311	3,673,669
Wesco Aircraft Holdings, Inc. *	107,300	1,083,730
Willis Lease Finance Corp. *	6,500	212,420
Woodward, Inc.	95,058	6,838,473
		353,745,686

Commercial & Professional Services 3.7%
ABM Industries, Inc.	100,709	3,135,071
Acacia Research Corp. *	82,700	301,855
ACCO Brands Corp.	184,385	2,221,839
Advanced Disposal Services, Inc. *	91,300	2,012,252
Aqua Metals, Inc. *(a)	73,100	228,803
ARC Document Solutions, Inc. *	64,500	141,900
ASGN, Inc. *	89,239	7,195,341
Barrett Business Services, Inc.	12,600	1,102,752
BG Staffing, Inc.	11,100	211,677
Brady Corp., Class A	83,029	3,022,256
Casella Waste Systems, Inc., Class A *	72,000	1,764,720
CBIZ, Inc. *	89,200	1,659,120
CECO Environmental Corp.	50,352	236,654
Cimpress N.V. *	43,700	6,284,497
CompX International, Inc.	2,900	39,875
Covanta Holding Corp.	208,000	3,099,200
CRA International, Inc.	14,500	818,815
Deluxe Corp.	86,072	5,899,375
Ennis, Inc.	42,500	760,750
Essendant, Inc.	69,334	515,845
Exponent, Inc.	45,300	3,913,920
Forrester Research, Inc.	18,317	729,017
Franklin Covey Co. *	17,900	436,760
FTI Consulting, Inc. *	67,200	3,924,480
GP Strategies Corp. *	20,376	424,840
Healthcare Services Group, Inc.	127,852	4,938,923
Heidrick & Struggles International, Inc.	33,500	1,261,275
Heritage-Crystal Clean, Inc. *	25,800	545,670
Herman Miller, Inc.	105,600	3,241,920
Hill International, Inc. *	62,000	328,600
HNI Corp.	75,789	2,530,595
Hudson Technologies, Inc. *	78,900	345,582
Huron Consulting Group, Inc. *	39,552	1,481,222
ICF International, Inc.	32,600	2,187,460
InnerWorkings, Inc. *	89,100	899,910
Insperity, Inc.	64,952	5,212,398
Interface, Inc.	108,200	2,380,400
Kelly Services, Inc., Class A	52,623	1,539,749
Kforce, Inc.	39,800	1,056,690
Kimball International, Inc., Class B	64,399	1,063,871
Knoll, Inc.	84,803	1,617,193
Korn/Ferry International	93,361	4,991,079
LSC Communications, Inc.	61,300	1,071,524
Matthews International Corp., Class A	56,559	2,779,875
McGrath RentCorp	42,435	2,500,695
Mistras Group, Inc. *	31,714	617,472

18
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Mobile Mini, Inc.	79,368	3,333,456
MSA Safety, Inc.	59,589	5,174,709
Multi-Color Corp.	23,700	1,539,315
Navigant Consulting, Inc. *	79,748	1,705,810
NL Industries, Inc. *	14,900	113,985
Quad Graphics, Inc.	55,000	1,359,050
Red Violet, Inc. *(a)	5,706	35,948
Resources Connection, Inc.	55,450	867,792
RPX Corp.	82,500	893,475
RR Donnelley & Sons Co.	128,400	1,084,980
SP Plus Corp. *	31,000	1,089,650
Steelcase, Inc., Class A	150,742	1,997,331
Team, Inc. *(a)	50,713	859,585
Tetra Tech, Inc.	98,861	4,784,872
The Brink's Co.	82,000	6,051,600
TriNet Group, Inc. *	74,446	3,845,136
TrueBlue, Inc. *	74,476	1,984,785
UniFirst Corp.	27,006	4,337,164
US Ecology, Inc.	39,200	2,089,360
Viad Corp.	37,096	1,882,622
VSE Corp.	14,800	759,092
WageWorks, Inc. *	71,600	2,982,140
Willdan Group, Inc. *	15,800	451,880
		141,897,454

Consumer Durables & Apparel 2.6%
Acushnet Holdings Corp.	56,500	1,365,040
American Outdoor Brands Corp. *	95,500	1,050,500
AV Homes, Inc. *	24,200	402,930
Bassett Furniture Industries, Inc.	16,909	491,206
Beazer Homes USA, Inc. *	54,440	799,179
Callaway Golf Co.	167,569	2,892,241
Cavco Industries, Inc. *	15,200	2,589,320
Century Communities, Inc. *	36,030	1,107,923
Clarus Corp. *	34,800	248,820
Columbia Sportswear Co.	52,100	4,324,821
Crocs, Inc. *	126,600	2,000,280
CSS Industries, Inc.	18,700	319,022
Culp, Inc.	20,200	596,910
Deckers Outdoor Corp. *	56,871	5,303,789
Delta Apparel, Inc. *	11,000	198,990
Escalade, Inc.	14,500	192,125
Ethan Allen Interiors, Inc.	43,179	952,097
Flexsteel Industries, Inc.	13,700	502,242
Fossil Group, Inc. *(a)	79,200	1,184,040
G-III Apparel Group Ltd. *	76,610	2,795,499
GoPro, Inc., Class A *(a)	191,800	970,508
Green Brick Partners, Inc. *	43,940	443,794
Hamilton Beach Brands Holding Co., Class A	5,354	119,127
Helen of Troy Ltd. *	49,383	4,402,494
Hooker Furniture Corp.	20,734	782,709
Hovnanian Enterprises, Inc., Class A *	218,000	438,180
Iconix Brand Group, Inc. *(a)	105,800	85,772
Installed Building Products, Inc. *	37,671	2,173,617
iRobot Corp. *	48,645	2,838,922
Johnson Outdoors, Inc., Class A	8,500	550,460
KB Home	152,600	4,051,530
La-Z-Boy, Inc.	84,700	2,439,360
LGI Homes, Inc. *	30,400	2,103,680
Libbey, Inc.	34,479	197,220
Lifetime Brands, Inc.	20,300	241,570
M.D.C. Holdings, Inc.	79,495	2,306,150
M/I Homes, Inc. *	45,500	1,386,840
Malibu Boats, Inc., Class A *	38,561	1,299,506
Marine Products Corp.	13,700	207,829
MCBC Holdings, Inc. *	34,200	820,800
Security	Number of Shares	Value ($)
Meritage Homes Corp. *	68,785	3,060,932
Movado Group, Inc.	27,900	1,100,655
Nautilus, Inc. *	56,900	827,895
Oxford Industries, Inc.	29,296	2,256,964
Perry Ellis International, Inc. *	22,300	578,685
PICO Holdings, Inc. *	39,800	479,590
Sequential Brands Group, Inc. *	49,800	96,114
Steven Madden Ltd.	104,776	5,055,442
Sturm, Ruger & Co., Inc. (a)	30,900	1,707,225
Superior Uniform Group, Inc.	16,327	437,890
Taylor Morrison Home Corp., Class A *	197,300	4,687,848
The New Home Co., Inc. *	23,849	238,013
TopBuild Corp. *	63,400	5,052,980
TRI Pointe Group, Inc. *	265,400	4,540,994
Unifi, Inc. *	26,500	784,665
Universal Electronics, Inc. *	24,700	1,143,610
Vera Bradley, Inc. *	31,500	358,470
Vista Outdoor, Inc. *	103,000	1,725,250
William Lyon Homes, Class A *	55,800	1,498,788
Wolverine World Wide, Inc.	164,847	4,938,816
ZAGG, Inc. *	48,421	542,315
		98,290,183

Consumer Services 4.3%
Adtalem Global Education, Inc. *	107,584	5,120,998
American Public Education, Inc. *	28,800	1,160,640
Ascent Capital Group, Inc., Class A *	20,100	69,546
Belmond Ltd., Class A *	155,500	1,663,850
Biglari Holdings, Inc. *	1,910	653,717
BJ's Restaurants, Inc.	37,000	2,066,450
Bloomin' Brands, Inc.	162,213	3,837,960
Bluegreen Vacations Corp. (a)	16,100	374,647
Bojangles', Inc. *	30,750	453,562
Boyd Gaming Corp.	147,900	4,911,759
Bridgepoint Education, Inc. *	47,700	278,568
Brinker International, Inc.	82,800	3,609,252
Caesars Entertainment Corp. *	240,562	2,730,379
Cambium Learning Group, Inc. *	27,600	279,864
Capella Education Co.	20,000	1,835,000
Career Education Corp. *	124,200	1,610,874
Carriage Services, Inc.	27,800	723,634
Carrols Restaurant Group, Inc. *	60,500	623,150
Century Casinos, Inc. *	44,100	338,688
Chegg, Inc. *	173,200	4,019,972
Churchill Downs, Inc.	24,214	6,649,164
Chuy's Holdings, Inc. *	31,200	892,320
Collectors Universe, Inc.	11,900	186,473
Cracker Barrel Old Country Store, Inc. (a)	34,316	5,648,070
Dave & Buster's Entertainment, Inc. *	72,768	3,091,912
Del Frisco's Restaurant Group, Inc. *	35,300	561,270
Del Taco Restaurants, Inc. *	58,200	649,512
Denny's Corp. *	112,100	1,962,871
Dine Brands Global, Inc.	31,197	2,475,170
Drive Shack, Inc. *	113,000	613,590
El Pollo Loco Holdings, Inc. *	36,700	367,000
Eldorado Resorts, Inc. *	82,769	3,352,144
Empire Resorts, Inc. *	4,421	84,220
Fiesta Restaurant Group, Inc. *	46,100	968,100
Golden Entertainment, Inc. *	34,600	925,550
Grand Canyon Education, Inc. *	83,975	8,732,560
Houghton Mifflin Harcourt Co. *	184,094	1,251,839
ILG, Inc.	189,400	6,464,222
Inspired Entertainment, Inc. *	23,200	116,000
International Speedway Corp., Class A	43,400	1,783,740
J Alexander's Holdings, Inc. *	21,043	251,464
Jack in the Box, Inc.	52,708	4,727,908
K12, Inc. *	66,449	1,016,670

19
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
La Quinta Holdings, Inc. *	145,602	2,845,063
Laureate Education, Inc., Class A *	99,200	1,400,704
Liberty Tax, Inc.	11,700	120,510
Lindblad Expeditions Holdings, Inc. *	37,700	412,815
Marriott Vacations Worldwide Corp.	38,085	4,669,602
Monarch Casino & Resort, Inc. *	19,800	844,668
Nathan's Famous, Inc.	4,700	385,165
Noodles & Co. *(a)	21,000	152,250
Papa John's International, Inc.	46,111	2,858,882
Penn National Gaming, Inc. *	152,000	4,607,120
Pinnacle Entertainment, Inc. *	94,747	3,043,274
Planet Fitness, Inc., Class A *	153,200	6,172,428
PlayAGS, Inc. *	21,700	490,637
Potbelly Corp. *	37,600	449,320
RCI Hospitality Holdings, Inc.	16,000	435,040
Red Lion Hotels Corp. *	32,100	316,185
Red Robin Gourmet Burgers, Inc. *	23,400	1,458,990
Red Rock Resorts, Inc., Class A	121,600	3,671,104
Regis Corp. *	64,800	1,012,176
Ruth's Hospitality Group, Inc.	54,100	1,452,585
Scientific Games Corp., Class A *	95,300	5,079,490
SeaWorld Entertainment, Inc. *(a)	120,423	1,817,183
Shake Shack, Inc., Class A *	41,400	1,971,054
Sonic Corp.	64,801	1,678,994
Sotheby's *	67,300	3,553,440
Speedway Motorsports, Inc.	21,884	386,253
Strayer Education, Inc.	19,000	1,996,330
Texas Roadhouse, Inc.	118,996	7,625,264
The Cheesecake Factory, Inc.	75,967	3,946,486
The Habit Restaurants, Inc., Class A *	37,211	375,831
Weight Watchers International, Inc. *	50,100	3,509,505
Wingstop, Inc.	51,400	2,511,404
Zoe's Kitchen, Inc. *	35,902	529,554
		160,913,585

Diversified Financials 3.0%
AG Mortgage Investment Trust, Inc.	54,000	954,720
Anworth Mortgage Asset Corp.	166,600	788,018
Apollo Commercial Real Estate Finance, Inc.	197,443	3,557,923
Ares Commercial Real Estate Corp.	48,100	588,263
Arlington Asset Investment Corp., Class A	46,800	535,392
ARMOUR Residential REIT, Inc.	72,629	1,643,594
Artisan Partners Asset Management, Inc., Class A	81,200	2,610,580
Associated Capital Group, Inc., Class A	7,000	253,050
B. Riley Financial, Inc.	38,302	790,936
Banco Latinoamericano de Comercio Exterior, S.A., Class E	53,657	1,453,568
BrightSphere Investment Group plc	131,500	1,994,855
Cannae Holdings, Inc. *	111,736	2,308,466
Capstead Mortgage Corp.	170,129	1,497,135
Cherry Hill Mortgage Investment Corp.	19,100	336,542
Cohen & Steers, Inc.	39,428	1,581,063
Cowen, Inc. *	43,975	681,613
Curo Group Holdings Corp. *	13,800	301,806
CYS Investments, Inc.	286,661	2,055,359
Diamond Hill Investment Group, Inc.	5,600	1,094,352
Donnelley Financial Solutions, Inc. *	58,700	1,080,080
Dynex Capital, Inc.	90,400	594,832
Elevate Credit, Inc. *	35,400	270,456
Ellington Residential Mortgage REIT	14,200	161,454
Encore Capital Group, Inc. *	43,600	1,944,560
Enova International, Inc. *	58,036	1,700,455
Evercore, Inc., Class A	69,000	6,986,250
EZCORP, Inc., Class A *	84,900	1,163,130
Financial Engines, Inc.	103,200	4,607,880
Security	Number of Shares	Value ($)
FirstCash, Inc.	83,027	7,198,441
GAIN Capital Holdings, Inc.	60,200	491,232
GAMCO Investors, Inc., Class A	9,700	248,805
Granite Point Mortgage Trust, Inc.	76,900	1,279,616
Great Ajax Corp.	27,000	362,880
Green Dot Corp., Class A *	82,871	5,039,386
Greenhill & Co., Inc.	46,929	952,659
Hamilton Lane, Inc., Class A	27,100	1,134,135
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	88,445	1,716,717
Houlihan Lokey, Inc.	47,600	2,118,200
INTL. FCStone, Inc. *	26,300	1,178,766
Invesco Mortgage Capital, Inc.	200,906	3,260,704
Investment Technology Group, Inc.	57,265	1,157,898
KKR Real Estate Finance Trust, Inc.	27,700	545,967
Ladder Capital Corp.	142,455	1,980,125
Ladenburg Thalmann Financial Services, Inc.	170,700	566,724
LendingClub Corp. *	575,400	1,547,826
Marlin Business Services Corp.	17,400	476,760
Medley Management, Inc., Class A	14,400	82,080
Moelis & Co., Class A	56,124	3,019,471
MTGE Investment Corp.	82,000	1,488,300
Nelnet, Inc., Class A	33,200	1,753,292
New York Mortgage Trust, Inc. (a)	197,500	1,196,850
On Deck Capital, Inc. *	86,800	455,700
Oppenheimer Holdings, Inc., Class A	17,400	467,190
Orchid Island Capital, Inc. (a)	92,959	650,713
Owens Realty Mortgage, Inc.	14,500	224,895
PennyMac Mortgage Investment Trust	106,821	1,878,981
Piper Jaffray Cos.	25,129	1,760,286
PJT Partners, Inc., Class A	31,900	1,770,131
PRA Group, Inc. *	79,781	2,840,204
Pzena Investment Management, Inc., Class A	27,100	237,396
Redwood Trust, Inc.	137,700	2,112,318
Regional Management Corp. *	19,200	631,104
Resource Capital Corp.	49,037	478,601
Safeguard Scientifics, Inc. *	36,500	472,675
Silvercrest Asset Management Group, Inc., Class A	9,800	150,920
Stifel Financial Corp.	119,710	6,976,699
Sutherland Asset Management Corp.	34,800	501,120
TPG RE Finance Trust, Inc.	39,700	785,663
Value Line, Inc.	1,900	37,012
Virtu Financial, Inc., Class A	44,471	1,600,956
Virtus Investment Partners, Inc.	12,100	1,395,735
Waddell & Reed Financial, Inc., Class A	141,000	2,853,840
Western Asset Mortgage Capital Corp.	78,856	784,617
Westwood Holdings Group, Inc.	14,900	863,902
WisdomTree Investments, Inc.	200,300	2,117,171
World Acceptance Corp. *	11,400	1,168,500
		115,549,495

Energy 4.1%
Abraxas Petroleum Corp. *	270,000	772,200
Adams Resources & Energy, Inc.	5,200	238,160
Approach Resources, Inc. *(a)	74,500	207,110
Arch Coal, Inc., Class A	34,400	2,780,552
Archrock, Inc.	238,428	2,575,022
Ardmore Shipping Corp. *	58,600	468,800
Basic Energy Services, Inc. *	29,400	475,692
Bonanza Creek Energy, Inc. *	36,700	1,113,111
Bristow Group, Inc.	56,862	912,635
C&J Energy Services, Inc. *	91,600	2,735,176
Cactus, Inc., Class A *	40,400	1,159,884
California Resources Corp. *	76,200	1,939,290

20
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Callon Petroleum Co. *	360,000	5,007,600
CARBO Ceramics, Inc. *(a)	46,400	410,176
Carrizo Oil & Gas, Inc. *	137,311	2,755,832
Clean Energy Fuels Corp. *	258,738	416,568
Cloud Peak Energy, Inc. *	124,500	397,155
Contango Oil & Gas Co. *	63,800	237,974
CVR Energy, Inc. (a)	30,400	1,048,800
Delek US Holdings, Inc.	142,332	6,742,267
Denbury Resources, Inc. *	711,800	2,341,822
DHT Holdings, Inc.	158,500	575,355
Diamond Offshore Drilling, Inc. *(a)	113,400	2,085,426
Dorian LPG Ltd. *	36,196	260,249
Dril-Quip, Inc. *	67,600	2,802,020
Earthstone Energy, Inc., Class A *	33,400	341,682
Eclipse Resources Corp. *	156,100	207,613
Energy XXI Gulf Coast, Inc. *	49,500	286,110
Ensco plc, Class A	773,793	4,371,930
EP Energy Corp., Class A *(a)	60,500	111,320
Era Group, Inc. *	37,000	390,350
Evolution Petroleum Corp.	46,800	435,240
Exterran Corp. *	56,014	1,640,650
Fairmount Santrol Holdings, Inc. *	277,553	1,526,542
Forum Energy Technologies, Inc. *	142,655	1,797,453
Frank's International N.V.	83,100	580,869
Frontline Ltd. (a)	126,863	549,317
FTS International, Inc. *	44,200	882,674
GasLog Ltd.	73,800	1,243,530
Gastar Exploration, Inc. *	435,600	296,208
Gener8 Maritime, Inc. *	84,800	488,448
Geospace Technologies Corp. *	23,862	251,506
Golar LNG Ltd.	169,500	5,449,425
Green Plains, Inc.	68,200	1,268,520
Gulf Island Fabrication, Inc.	23,400	234,000
Halcon Resources Corp. *	244,200	1,311,354
Hallador Energy Co.	28,100	183,774
Helix Energy Solutions Group, Inc. *	258,907	1,998,762
HighPoint Resources Corp. *	175,498	1,212,691
Independence Contract Drilling, Inc. *	68,000	312,120
International Seaways, Inc. *	51,798	1,042,694
Isramco, Inc. *	1,400	147,910
Jagged Peak Energy, Inc. *	100,600	1,441,598
Jones Energy, Inc., Class A *(a)	100,000	65,890
Keane Group, Inc. *	93,500	1,453,925
Key Energy Services, Inc. *	17,600	282,128
Liberty Oilfield Services, Inc., Class A *(a)	30,300	604,182
Lilis Energy, Inc. *(a)	71,700	296,121
Mammoth Energy Services, Inc. *	14,200	461,216
Matador Resources Co. *	172,162	5,636,584
Matrix Service Co. *	48,000	739,200
McDermott International, Inc. *	501,885	3,312,441
Midstates Petroleum Co., Inc. *	17,600	246,224
NACCO Industries, Inc., Class A	8,077	297,637
Natural Gas Services Group, Inc. *	20,500	494,050
Navios Maritime Acquisition Corp.	120,600	93,489
NCS Multistage Holdings, Inc. *	18,000	327,960
Newpark Resources, Inc. *	147,310	1,546,755
Nine Energy Service, Inc. *	13,800	421,452
Noble Corp. plc *	428,100	1,999,227
Nordic American Tankers Ltd. (a)	249,300	468,684
Oasis Petroleum, Inc. *	477,910	5,271,347
Oil States International, Inc. *	89,100	3,203,145
Overseas Shipholding Group, Inc., Class A *	85,400	318,542
Pacific Ethanol, Inc. *	65,500	229,250
Panhandle Oil & Gas, Inc., Class A	28,400	552,380
Par Pacific Holdings, Inc. *	59,438	1,002,719
Parker Drilling Co. *	264,665	166,845
PDC Energy, Inc. *	116,903	6,258,987
Security	Number of Shares	Value ($)
Peabody Energy Corp.	120,800	4,451,480
Penn Virginia Corp. *	25,450	1,181,389
PHI, Inc. - Non Voting Shares *	19,572	245,237
Pioneer Energy Services Corp. *	142,900	493,005
ProPetro Holding Corp. *	101,000	1,848,300
Quintana Energy Services, Inc. *	10,200	78,948
Ranger Energy Services, Inc. *	14,300	117,975
Renewable Energy Group, Inc. *	64,600	833,340
Resolute Energy Corp. *(a)	37,000	1,235,430
REX American Resources Corp. *	10,500	785,190
RigNet, Inc. *	26,200	395,620
Ring Energy, Inc. *	89,300	1,493,096
Rosehill Resources, Inc. *	4,300	34,056
Rowan Cos. plc, Class A *	209,500	3,025,180
Sanchez Energy Corp. *(a)	122,953	377,466
SandRidge Energy, Inc. *	62,400	907,296
Scorpio Tankers, Inc.	476,102	1,266,431
SEACOR Holdings, Inc. *	30,600	1,678,104
SEACOR Marine Holdings, Inc. *	31,039	735,314
Select Energy Services, Inc., Class A *	45,700	687,785
SemGroup Corp., Class A	120,203	3,023,105
Ship Finance International Ltd.	105,400	1,501,950
SilverBow Resources, Inc. *	11,800	361,670
Smart Sand, Inc. *(a)	38,800	284,016
Solaris Oilfield Infrastructure, Inc., Class A *	34,900	656,120
SRC Energy, Inc. *	429,812	4,745,125
Stone Energy Corp. *	35,000	1,246,000
Superior Energy Services, Inc. *	267,900	2,874,567
Teekay Corp. (a)	110,800	977,256
Teekay Tankers Ltd., Class A	349,000	401,350
Tellurian, Inc. *(a)	110,100	1,048,152
TETRA Technologies, Inc. *	199,474	783,933
Ultra Petroleum Corp. *	334,800	810,216
Unit Corp. *	90,578	2,054,309
Uranium Energy Corp. *(a)	234,500	354,095
US Silica Holdings, Inc.	147,500	4,441,225
W&T Offshore, Inc. *	187,000	1,140,700
WildHorse Resource Development Corp. *	87,300	2,282,895
		157,070,872

Food & Staples Retailing 0.5%
Ingles Markets, Inc., Class A	25,031	857,312
Natural Grocers by Vitamin Cottage, Inc. *	12,600	90,090
Performance Food Group Co. *	180,200	5,847,490
PriceSmart, Inc.	39,400	3,451,440
Smart & Final Stores, Inc. *	37,600	191,760
SpartanNash, Co.	64,933	1,180,482
SUPERVALU, Inc. *	67,933	1,189,507
The Andersons, Inc.	46,823	1,528,771
The Chefs' Warehouse, Inc. *	38,500	933,625
United Natural Foods, Inc. *	89,382	4,023,977
Village Super Market, Inc., Class A	15,800	429,760
Weis Markets, Inc.	18,100	832,962
		20,557,176

Food, Beverage & Tobacco 1.4%
Alico, Inc.	4,700	151,810
B&G Foods, Inc. (a)	115,757	2,633,472
Cal-Maine Foods, Inc. *	51,416	2,503,959
Calavo Growers, Inc.	28,688	2,688,066
Castle Brands, Inc. *(a)	148,700	185,875
Coca-Cola Bottling Co. Consolidated	8,600	1,448,154
Craft Brew Alliance, Inc. *	23,500	453,550
Darling Ingredients, Inc. *	292,500	5,013,450
Dean Foods Co.	159,600	1,374,156

21
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Farmer Brothers Co. *	16,600	470,610
Fresh Del Monte Produce, Inc.	58,161	2,858,613
Freshpet, Inc. *	43,850	868,230
Hostess Brands, Inc. *	143,800	2,020,390
J&J Snack Foods Corp.	26,781	3,679,977
John B. Sanfilippo & Son, Inc.	15,100	859,039
Lancaster Colony Corp.	33,756	4,239,416
Landec Corp. *	44,654	593,898
Lifeway Foods, Inc. *	10,100	53,631
Limoneira Co.	23,600	549,408
MGP Ingredients, Inc.	23,147	2,217,251
National Beverage Corp.	21,301	1,882,157
Primo Water Corp. *	44,600	581,584
Sanderson Farms, Inc.	35,743	3,973,192
Seneca Foods Corp., Class A *	12,400	341,620
The Boston Beer Co., Inc., Class A *	14,700	3,295,005
Tootsie Roll Industries, Inc. (a)	30,833	880,282
Turning Point Brands, Inc.	9,200	195,224
Universal Corp.	44,924	2,113,674
Vector Group Ltd.	175,900	3,430,050
		51,555,743

Health Care Equipment & Services 7.1%
AAC Holdings, Inc. *	22,600	256,058
Abaxis, Inc.	39,300	2,616,201
Accuray, Inc. *	159,300	796,500
Aceto Corp.	54,600	137,592
Addus HomeCare Corp. *	12,500	656,250
Allscripts Healthcare Solutions, Inc. *	326,000	3,788,120
Amedisys, Inc. *	50,800	3,357,372
American Renal Associates Holdings, Inc. *	19,000	278,350
AMN Healthcare Services, Inc. *	84,400	5,642,140
Analogic Corp.	22,154	1,840,997
AngioDynamics, Inc. *	64,700	1,253,886
Anika Therapeutics, Inc. *	25,300	1,113,453
Antares Pharma, Inc. *	283,700	663,858
AtriCure, Inc. *	55,200	1,227,096
Atrion Corp.	2,500	1,555,250
AxoGen, Inc. *	48,600	1,934,280
BioScrip, Inc. *	197,700	519,951
BioTelemetry, Inc. *	56,800	2,169,760
Cantel Medical Corp.	64,845	7,267,179
Capital Senior Living Corp. *	44,800	526,400
Cardiovascular Systems, Inc. *	55,900	1,277,315
Castlight Health, Inc., Class B *	113,873	427,024
Cerus Corp. *	225,000	1,170,000
Chemed Corp.	28,098	8,660,366
Civitas Solutions, Inc. *	26,300	374,775
Community Health Systems, Inc. *	182,000	687,960
Computer Programs & Systems, Inc. (a)	20,700	617,895
ConforMIS, Inc. *	124,000	160,580
CONMED Corp.	49,000	3,186,470
Corindus Vascular Robotics, Inc. *(a)	181,900	189,176
CorVel Corp. *	16,100	789,705
Cotiviti Holdings, Inc. *	66,600	2,300,364
Cross Country Healthcare, Inc. *	62,715	788,955
CryoLife, Inc. *	57,700	1,295,365
Cutera, Inc. *	23,005	1,153,701
Diplomat Pharmacy, Inc. *	85,688	1,867,142
Encompass Health Corp.	175,600	10,679,992
Endologix, Inc. *	142,137	612,610
Evolent Health, Inc., Class A *	106,800	1,762,200
FONAR Corp. *	10,700	304,415
Genesis Healthcare, Inc. *	101,000	153,520
GenMark Diagnostics, Inc. *	90,400	565,904
Glaukos Corp. *	51,600	1,737,888
Security	Number of Shares	Value ($)
Globus Medical, Inc., Class A *	125,800	6,439,702
Haemonetics Corp. *	96,000	7,491,840
Halyard Health, Inc. *	83,093	3,936,115
HealthEquity, Inc. *	89,234	5,859,997
HealthStream, Inc.	45,700	1,059,783
Heska Corp. *	11,691	954,219
HMS Holdings Corp. *	151,352	2,725,849
ICU Medical, Inc. *	27,300	6,871,410
Inogen, Inc. *	30,598	4,301,467
Inovalon Holdings, Inc., Class A *	111,400	1,175,270
Insulet Corp. *	103,500	8,901,000
Integer Holdings Corp. *	56,100	3,079,890
Integra LifeSciences Holdings Corp. *	114,096	7,031,736
Invacare Corp.	54,811	997,560
iRhythm Technologies, Inc. *	25,100	1,459,565
K2M Group Holdings, Inc. *	73,100	1,396,210
Kindred Healthcare, Inc. *	155,123	1,380,595
Lantheus Holdings, Inc. *	53,400	950,520
LeMaitre Vascular, Inc.	26,635	837,671
LHC Group, Inc. *	49,370	3,674,115
LivaNova plc *	86,600	7,688,348
Magellan Health, Inc. *	42,568	3,569,327
Masimo Corp. *	80,400	7,214,292
Medidata Solutions, Inc. *	100,900	7,200,224
Meridian Bioscience, Inc.	74,950	1,094,270
Merit Medical Systems, Inc. *	86,100	4,175,850
Molina Healthcare, Inc. *	82,043	6,830,080
NantHealth, Inc. *	30,500	104,005
National HealthCare Corp.	20,188	1,237,121
National Research Corp., Class A	17,500	572,250
Natus Medical, Inc. *	55,400	1,830,970
Neogen Corp. *	90,033	6,135,749
Nevro Corp. *	49,964	4,464,783
Novocure Ltd. *	107,200	2,926,560
NuVasive, Inc. *	90,600	4,820,826
NxStage Medical, Inc. *	116,500	3,101,230
Obalon Therapeutics, Inc. *	17,600	67,760
Omnicell, Inc. *	66,100	2,848,910
OraSure Technologies, Inc. *	103,700	1,838,601
Orthofix International N.V. *	31,500	1,922,130
OrthoPediatrics Corp. *(a)	7,300	137,386
Owens & Minor, Inc.	108,000	1,755,000
Oxford Immunotec Global plc *	47,700	611,991
Penumbra, Inc. *	52,400	6,515,940
PetIQ, Inc. *(a)	16,400	366,540
Pulse Biosciences, Inc. *(a)	15,300	269,127
Quality Systems, Inc. *	95,500	1,282,565
Quidel Corp. *	51,300	2,908,710
Quotient Ltd. *(a)	46,200	192,654
R1 RCM, Inc. *	182,300	1,354,489
RadNet, Inc. *	67,800	898,350
Restoration Robotics, Inc. *(a)	6,200	26,474
Rockwell Medical, Inc. *(a)	95,900	507,311
RTI Surgical, Inc. *	90,200	396,880
Select Medical Holdings Corp. *	190,411	3,436,919
Sientra, Inc. *	25,900	341,362
Simulations Plus, Inc.	19,500	320,775
STAAR Surgical Co. *	72,300	1,174,875
Surgery Partners, Inc. *(a)	35,400	566,400
Surmodics, Inc. *	23,100	862,785
Tabula Rasa HealthCare, Inc. *	21,300	873,087
Tactile Systems Technology, Inc. *	24,800	863,288
Teladoc, Inc. *	103,800	4,463,400
Tenet Healthcare Corp. *	143,400	3,432,996
The Ensign Group, Inc.	87,800	2,446,986
The Providence Service Corp. *	20,100	1,525,188
Tivity Health, Inc. *	65,700	2,361,915
Triple-S Management Corp., Class B *	38,900	1,102,815

22
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
U.S. Physical Therapy, Inc.	21,600	1,971,000
Utah Medical Products, Inc.	6,100	619,455
Varex Imaging Corp. *	67,800	2,440,122
ViewRay, Inc. *(a)	53,000	391,140
Viveve Medical, Inc. *(a)	54,100	186,104
Vocera Communications, Inc. *	52,500	1,316,175
Wright Medical Group N.V. *	188,461	3,695,720
		270,147,739

Household & Personal Products 0.4%
Central Garden & Pet Co. *	20,300	761,047
Central Garden & Pet Co., Class A *	61,600	2,186,800
elf Beauty, Inc. *(a)	37,800	686,826
HRG Group, Inc. *	213,700	2,401,988
Inter Parfums, Inc.	30,100	1,541,120
Medifast, Inc.	18,879	1,895,074
Natural Health Trends Corp. (a)	12,400	230,144
Nature's Sunshine Products, Inc. *	22,000	203,500
Oil-Dri Corp. of America	7,987	309,576
Orchids Paper Products Co. *(a)	15,900	97,149
Revlon, Inc., Class A *	22,102	503,926
USANA Health Sciences, Inc. *	20,600	2,174,330
WD-40 Co.	24,700	3,257,930
		16,249,410

Insurance 2.4%
Ambac Financial Group, Inc. *	78,700	1,340,261
American Equity Investment Life Holding Co.	154,764	4,673,873
AMERISAFE, Inc.	34,535	2,047,925
AmTrust Financial Services, Inc.	151,100	1,947,679
Argo Group International Holdings Ltd.	58,225	3,403,251
Atlas Financial Holdings, Inc. *	24,900	261,450
Baldwin & Lyons, Inc., Class B	16,400	382,120
Blue Capital Reinsurance Holdings Ltd.	9,100	105,560
Citizens, Inc. *(a)	80,500	625,485
CNO Financial Group, Inc.	299,268	6,416,306
Crawford & Co., Class B	20,800	166,816
Donegal Group, Inc., Class A	15,200	211,584
eHealth, Inc. *	32,800	617,952
EMC Insurance Group, Inc.	14,300	371,514
Employers Holdings, Inc.	56,900	2,327,210
Enstar Group Ltd. *	20,094	4,222,754
FBL Financial Group, Inc., Class A	17,768	1,381,462
Federated National Holding Co.	20,246	342,157
Genworth Financial, Inc., Class A *	904,700	2,496,972
Global Indemnity Ltd.	14,755	603,332
Greenlight Capital Re Ltd., Class A *	55,089	853,879
Hallmark Financial Services, Inc. *	20,200	207,454
HCI Group, Inc.	13,800	578,082
Health Insurance Innovations, Inc., Class A *	20,400	581,400
Heritage Insurance Holdings, Inc. (a)	37,662	591,293
Horace Mann Educators Corp.	72,078	3,221,887
Independence Holding Co.	11,248	398,179
Infinity Property & Casualty Corp.	18,992	2,506,944
Investors Title Co.	2,700	525,690
James River Group Holdings Ltd.	46,300	1,681,616
Kemper Corp.	71,014	4,793,445
Kingstone Cos., Inc.	14,700	251,370
Kinsale Capital Group, Inc.	25,700	1,324,835
Maiden Holdings Ltd.	124,800	954,720
MBIA, Inc. *(a)	163,084	1,389,476
National General Holdings Corp.	87,900	2,265,183
National Western Life Group, Inc., Class A	3,994	1,267,736
NI Holdings, Inc. *	16,600	271,410
Security	Number of Shares	Value ($)
Primerica, Inc.	79,600	7,701,300
RLI Corp.	69,320	4,386,570
Safety Insurance Group, Inc.	26,070	2,085,600
Selective Insurance Group, Inc.	102,614	6,074,749
State Auto Financial Corp.	27,926	872,129
Stewart Information Services Corp.	38,300	1,597,493
The Navigators Group, Inc.	37,540	2,121,010
Third Point Reinsurance Ltd. *	165,260	2,197,958
Tiptree, Inc.	46,300	294,005
Trupanion, Inc. *(a)	40,400	1,061,712
United Fire Group, Inc.	36,900	1,855,701
United Insurance Holdings Corp.	36,800	694,048
Universal Insurance Holdings, Inc.	55,922	1,814,669
WMIH Corp. *(a)	373,200	511,284
		90,878,490

Materials 4.3%
A. Schulman, Inc.	51,609	2,214,026
Advanced Emissions Solutions, Inc. (a)	35,400	390,108
AdvanSix, Inc. *	53,700	1,923,534
AgroFresh Solutions, Inc. *	48,400	334,928
AK Steel Holding Corp. *	554,200	2,543,778
Allegheny Technologies, Inc. *	225,900	6,002,163
American Vanguard Corp.	54,100	1,165,855
Ampco-Pittsburgh Corp. *	14,400	141,840
Balchem Corp.	56,200	4,959,088
Boise Cascade Co.	68,500	2,849,600
Carpenter Technology Corp.	82,344	4,385,641
Century Aluminum Co. *	90,400	1,579,288
Chase Corp.	12,800	1,433,600
Clearwater Paper Corp. *	29,300	692,945
Cleveland-Cliffs, Inc. *	526,959	3,910,036
Coeur Mining, Inc. *	327,713	2,480,787
Commercial Metals Co.	207,500	4,359,575
Compass Minerals International, Inc.	61,100	4,112,030
Core Molding Technologies, Inc.	12,400	192,200
Ferro Corp. *	148,200	3,261,882
Ferroglobe Representation & Warranty Insurance *(b)	108,500	—
Flotek Industries, Inc. *	96,200	343,434
Forterra, Inc. *(a)	42,200	309,748
FutureFuel Corp.	40,400	472,680
GCP Applied Technologies, Inc. *	128,800	3,690,120
Gold Resource Corp.	94,600	479,622
Greif, Inc., Class A	46,294	2,709,125
Greif, Inc., Class B	9,400	591,730
H.B. Fuller Co.	90,294	4,466,844
Hawkins, Inc.	18,400	598,000
Haynes International, Inc.	21,325	891,598
Hecla Mining Co.	697,440	2,671,195
Ingevity Corp. *	75,800	5,823,714
Innophos Holdings, Inc.	33,700	1,394,506
Innospec, Inc.	42,600	3,097,020
Intrepid Potash, Inc. *	185,500	840,315
Kaiser Aluminum Corp.	29,843	2,940,729
KapStone Paper & Packaging Corp.	156,103	5,373,065
Klondex Mines Ltd. *	335,600	822,220
KMG Chemicals, Inc.	22,900	1,408,121
Koppers Holdings, Inc. *	35,900	1,572,420
Kraton Corp. *	54,035	2,467,779
Kronos Worldwide, Inc.	39,600	912,384
Louisiana-Pacific Corp.	258,472	7,322,512
LSB Industries, Inc. *	36,400	201,292
Materion Corp.	36,329	1,843,697
Minerals Technologies, Inc.	62,522	4,317,144
Myers Industries, Inc.	41,800	973,940
Neenah, Inc.	29,453	2,297,334

23
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Olympic Steel, Inc.	15,200	356,440
OMNOVA Solutions, Inc. *	76,000	828,400
P.H. Glatfelter Co.	75,800	1,583,462
PolyOne Corp.	143,876	6,021,211
PQ Group Holdings, Inc. *	54,200	753,380
Quaker Chemical Corp.	23,200	3,410,168
Ramaco Resources, Inc. *	10,400	71,032
Rayonier Advanced Materials, Inc.	87,242	1,866,979
Ryerson Holding Corp. *	25,800	259,290
Schnitzer Steel Industries, Inc., Class A	47,100	1,387,095
Schweitzer-Mauduit International, Inc.	53,000	2,068,590
Sensient Technologies Corp.	78,414	5,226,293
Stepan Co.	35,100	2,468,232
Summit Materials, Inc., Class A *	197,872	5,568,118
SunCoke Energy, Inc. *	111,600	1,282,284
TimkenSteel Corp. *	71,144	1,194,508
Trecora Resources *	35,500	459,725
Tredegar Corp.	48,400	851,840
Trinseo S.A.	79,400	5,792,230
Tronox Ltd., Class A	161,200	2,769,416
UFP Technologies, Inc. *	11,900	395,675
United States Lime & Minerals, Inc.	3,900	291,408
US Concrete, Inc. *	27,800	1,624,910
Valhi, Inc.	49,094	407,480
Verso Corp., Class A *	64,300	1,161,258
Warrior Met Coal, Inc. (a)	59,400	1,381,050
Worthington Industries, Inc.	78,517	3,496,362
		162,742,028

Media 1.3%
AMC Entertainment Holdings, Inc., Class A (a)	98,300	1,715,335
Beasley Broadcasting Group, Inc., Class A	9,000	102,150
Central European Media Enterprises Ltd., Class A *	144,400	613,700
Clear Channel Outdoor Holdings, Inc., Class A	61,800	296,640
Daily Journal Corp. *	2,000	453,100
Emerald Expositions Events, Inc.	32,400	624,348
Entercom Communications Corp., Class A	227,300	2,307,095
Entravision Communications Corp., Class A	121,900	566,835
Eros International plc *(a)	53,990	577,693
Fluent, Inc. *(a)	42,800	117,700
Gannett Co., Inc.	205,400	1,986,218
Global Eagle Entertainment, Inc. *(a)	77,200	90,324
Gray Television, Inc. *	140,993	1,593,221
Hemisphere Media Group, Inc. *	29,200	318,280
IMAX Corp. *	99,700	2,313,040
Liberty Media Corp. - Liberty Braves, Class A *	17,700	388,869
Liberty Media Corp. - Liberty Braves, Class C *	59,500	1,311,380
Loral Space & Communications, Inc. *	22,600	878,010
MDC Partners, Inc., Class A *	98,180	741,259
Meredith Corp.	70,000	3,626,000
MSG Networks, Inc., Class A *	106,600	2,185,300
National CineMedia, Inc.	120,800	690,976
New Media Investment Group, Inc.	92,582	1,535,010
Nexstar Media Group, Inc., Class A	78,298	4,874,050
Reading International, Inc., Class A *	31,200	478,296
Saga Communications, Inc., Class A	6,400	237,440
Salem Media Group, Inc.	21,000	66,150
Scholastic Corp.	50,869	2,105,977
Sinclair Broadcast Group, Inc., Class A	126,502	3,586,332
The E.W. Scripps Co., Class A	99,771	1,110,451
Security	Number of Shares	Value ($)
The Marcus Corp.	33,300	992,340
The New York Times Co., Class A	223,651	5,244,616
Townsquare Media, Inc., Class A	20,100	153,162
tronc, Inc. *	35,817	657,600
WideOpenWest, Inc. *	48,300	305,739
World Wrestling Entertainment, Inc., Class A	76,200	3,031,998
		47,876,634

Pharmaceuticals, Biotechnology & Life Sciences 9.4%
Abeona Therapeutics, Inc. *(a)	54,400	949,280
Accelerate Diagnostics, Inc. *(a)	45,100	1,001,220
Acceleron Pharma, Inc. *	66,227	2,311,985
Achaogen, Inc. *(a)	67,100	960,201
Achillion Pharmaceuticals, Inc. *	241,489	910,414
Aclaris Therapeutics, Inc. *	39,900	708,225
Acorda Therapeutics, Inc. *	77,539	1,791,151
Adamas Pharmaceuticals, Inc. *	30,572	922,969
Aduro Biotech, Inc. *	83,681	577,399
Advaxis, Inc. *	53,411	85,458
Aerie Pharmaceuticals, Inc. *	59,944	3,069,133
Agenus, Inc. *	145,554	499,250
Aileron Therapeutics, Inc. *	8,400	42,672
Aimmune Therapeutics, Inc. *	63,400	1,967,936
Akcea Therapeutics, Inc. *(a)	29,600	772,856
Akebia Therapeutics, Inc. *	84,947	782,362
Alder Biopharmaceuticals, Inc. *	111,946	1,589,633
Allena Pharmaceuticals, Inc. *	8,700	124,671
AMAG Pharmaceuticals, Inc. *	61,431	1,262,407
Amicus Therapeutics, Inc. *	334,504	4,733,232
Amphastar Pharmaceuticals, Inc. *	63,026	1,203,166
AnaptysBio, Inc. *	32,150	3,015,027
Anavex Life Sciences Corp. *(a)	76,200	173,736
ANI Pharmaceuticals, Inc. *	13,500	801,225
Apellis Pharmaceuticals, Inc. *	21,500	518,365
Aratana Therapeutics, Inc. *	80,000	412,000
Ardelyx, Inc. *	64,340	308,832
Arena Pharmaceuticals, Inc. *	84,460	3,364,886
ARMO BioSciences, Inc. *	12,200	324,764
Array BioPharma, Inc. *	355,879	4,825,719
Arsanis, Inc. *	8,700	174,261
Assembly Biosciences, Inc. *	28,700	1,247,876
Asterias Biotherapeutics, Inc. *(a)	45,825	57,281
Atara Biotherapeutics, Inc. *	57,943	2,338,000
Athenex, Inc. *	13,200	211,332
Athersys, Inc. *(a)	166,300	334,263
Audentes Therapeutics, Inc. *	35,500	1,326,280
Avexis, Inc. *	50,100	10,654,266
Axovant Sciences Ltd. *	58,100	62,167
Bellicum Pharmaceuticals, Inc. *	47,900	320,451
BioCryst Pharmaceuticals, Inc. *	184,300	906,756
Biohaven Pharmaceutical Holding Co., Ltd. *	56,000	1,632,960
BioSpecifics Technologies Corp. *	9,100	386,022
BioTime, Inc. *	143,800	310,608
Bluebird Bio, Inc. *	87,200	14,837,080
Blueprint Medicines Corp. *	75,664	5,804,942
Calithera Biosciences, Inc. *	64,800	398,520
Calyxt, Inc. *(a)	8,800	147,928
Cambrex Corp. *	57,200	3,028,740
Cara Therapeutics, Inc. *(a)	46,217	572,166
Catalent, Inc. *	240,399	9,882,803
Catalyst Pharmaceuticals, Inc. *	156,700	438,760
Celcuity, Inc. *	3,000	57,810
Celldex Therapeutics, Inc. *	229,300	169,682
ChemoCentryx, Inc. *	43,100	471,083
Chimerix, Inc. *	78,386	359,008

24
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Clearside Biomedical, Inc. *	38,600	470,148
Clovis Oncology, Inc. *	78,500	3,405,330
Codexis, Inc. *	72,000	810,000
Coherus Biosciences, Inc. *	67,661	818,698
Collegium Pharmaceutical, Inc. *	45,036	1,065,101
Conatus Pharmaceuticals, Inc. *	44,200	150,722
Concert Pharmaceuticals, Inc. *	32,122	586,226
Corbus Pharmaceuticals Holdings, Inc. *(a)	81,800	486,710
Corcept Therapeutics, Inc. *	165,706	2,763,976
Corium International, Inc. *	33,100	327,028
Corvus Pharmaceuticals, Inc. *	17,500	168,000
Cue Biopharma, Inc. *	16,300	179,952
Curis, Inc. *	222,354	118,693
Cytokinetics, Inc. *	71,200	590,960
CytomX Therapeutics, Inc. *	51,400	1,351,820
Deciphera Pharmaceuticals, Inc. *	13,600	305,184
Denali Therapeutics, Inc. *(a)	28,900	534,072
Depomed, Inc. *	99,800	626,744
Dermira, Inc. *	68,500	624,035
Dova Pharmaceuticals, Inc. *(a)	13,500	388,935
Durect Corp. *	263,476	534,856
Dynavax Technologies Corp. *	108,200	1,833,990
Eagle Pharmaceuticals, Inc. *	13,524	703,383
Edge Therapeutics, Inc. *	32,800	36,080
Editas Medicine, Inc. *	65,400	2,053,560
Emergent BioSolutions, Inc. *	59,200	3,070,112
Enanta Pharmaceuticals, Inc. *	27,222	2,533,007
Enzo Biochem, Inc. *	80,600	483,600
Epizyme, Inc. *	87,059	1,118,708
Esperion Therapeutics, Inc. *	30,170	2,112,202
Evolus, Inc. *	9,200	63,020
Exact Sciences Corp. *	209,762	10,490,198
Fate Therapeutics, Inc. *	85,500	863,550
FibroGen, Inc. *	124,209	5,645,299
Five Prime Therapeutics, Inc. *	58,700	983,225
Flexion Therapeutics, Inc. *(a)	58,543	1,458,892
Fluidigm Corp. *	65,800	388,220
Fortress Biotech, Inc. *(a)	56,900	227,600
Foundation Medicine, Inc. *	26,000	1,985,100
G1 Therapeutics, Inc. *	23,900	916,565
Genocea Biosciences, Inc. *	168,200	161,472
Genomic Health, Inc. *	34,200	1,085,166
Geron Corp. *(a)	272,300	1,012,956
Global Blood Therapeutics, Inc. *	70,600	3,116,990
Halozyme Therapeutics, Inc. *	215,200	4,073,736
Heron Therapeutics, Inc. *	96,060	2,910,618
Horizon Pharma plc *	290,000	3,839,600
Idera Pharmaceuticals, Inc. *	287,929	440,531
Immune Design, Corp. *	54,543	201,809
ImmunoGen, Inc. *	177,500	1,950,725
Immunomedics, Inc. *	184,800	3,365,208
Impax Laboratories, Inc. *	129,300	2,430,840
Innoviva, Inc. *	135,700	1,967,650
Inovio Pharmaceuticals, Inc. *	142,462	625,408
Insmed, Inc. *	138,614	3,372,479
Insys Therapeutics, Inc. *(a)	42,679	299,180
Intellia Therapeutics, Inc. *	28,100	562,562
Intersect ENT, Inc. *	48,268	1,928,307
Intra-Cellular Therapies, Inc. *	75,900	1,322,178
Invitae Corp. *	73,300	405,349
Iovance Biotherapeutics, Inc. *	135,972	1,971,594
Ironwood Pharmaceuticals, Inc. *	239,700	4,343,364
Jounce Therapeutics, Inc. *	24,200	498,278
Kala Pharmaceuticals, Inc. *	25,500	383,010
Karyopharm Therapeutics, Inc. *	64,663	845,792
Keryx Biopharmaceuticals, Inc. *(a)	147,234	652,247
Kindred Biosciences, Inc. *	42,100	385,215
Security	Number of Shares	Value ($)
Kura Oncology, Inc. *	39,100	592,365
La Jolla Pharmaceutical Co. *	30,279	878,697
Lannett Co., Inc. *(a)	54,200	845,520
Lexicon Pharmaceuticals, Inc. *	74,300	612,975
Ligand Pharmaceuticals, Inc. *	36,943	5,720,624
Loxo Oncology, Inc. *	40,800	5,137,128
Luminex Corp.	71,200	1,520,120
MacroGenics, Inc. *	58,549	1,350,140
Madrigal Pharmaceuticals, Inc. *	8,400	950,544
Matinas BioPharma Holdings, Inc. *	89,500	39,666
MediciNova, Inc. *(a)	68,800	775,376
Medpace Holdings, Inc. *	16,700	617,733
Melinta Therapeutics, Inc. *	27,620	187,816
Menlo Therapeutics, Inc. *	11,300	90,513
Merrimack Pharmaceuticals, Inc.	25,740	218,275
Mersana Therapeutics, Inc. *	20,300	345,506
MiMedx Group, Inc. *(a)	182,550	1,498,735
Minerva Neurosciences, Inc. *	47,300	309,815
Miragen Therapeutics, Inc. *	34,900	239,414
Momenta Pharmaceuticals, Inc. *	132,486	2,755,709
MyoKardia, Inc. *	35,500	1,753,700
Myriad Genetics, Inc. *	116,386	3,292,560
NanoString Technologies, Inc. *	36,400	345,800
NantKwest, Inc. *(a)	57,600	224,640
Natera, Inc. *	58,700	653,331
Nektar Therapeutics *	268,971	22,502,114
NeoGenomics, Inc. *	105,288	1,008,659
Neos Therapeutics, Inc. *	43,700	362,710
NewLink Genetics Corp. *	49,100	223,896
Novavax, Inc. *	572,521	893,133
Novelion Therapeutics, Inc. *	25,900	111,111
Nymox Pharmaceutical Corp. *(a)	50,400	206,136
Ocular Therapeutix, Inc. *	53,570	336,955
Odonate Therapeutics, Inc. *(a)	12,100	255,068
Omeros Corp. *(a)	82,600	1,185,310
Oncocyte Corp. *(a)	6,600	14,190
Optinose, Inc. *(a)	8,700	186,180
Organovo Holdings, Inc. *(a)	154,441	191,507
Otonomy, Inc. *	48,000	180,000
Ovid therapeutics, Inc. *	22,600	214,248
Pacific Biosciences of California, Inc. *	215,300	555,474
Pacira Pharmaceuticals, Inc. *	71,500	2,366,650
Paratek Pharmaceuticals, Inc. *	43,508	465,536
PDL BioPharma, Inc. *	292,600	854,392
Phibro Animal Health Corp., Class A	35,400	1,497,420
Pieris Pharmaceuticals, Inc. *	71,400	454,818
Portola Pharmaceuticals, Inc. *	102,400	3,699,712
PRA Health Sciences, Inc. *	89,400	7,345,998
Prestige Brands Holdings, Inc. *	97,000	2,855,680
Progenics Pharmaceuticals, Inc. *	123,000	800,730
Protagonist Therapeutics, Inc. *	19,300	166,752
Prothena Corp. plc *	69,253	831,036
PTC Therapeutics, Inc. *	71,136	1,972,601
Puma Biotechnology, Inc. *	52,700	3,359,625
Quanterix Corp. *	8,900	150,855
Ra Pharmaceuticals, Inc. *	32,800	199,096
Radius Health, Inc. *	67,914	2,051,003
Reata Pharmaceuticals, Inc., Class A *(a)	19,800	523,512
Recro Pharma, Inc. *	25,500	310,080
REGENXBIO, Inc. *	49,600	1,852,560
Repligen Corp. *	66,900	2,475,300
resTORbio, Inc. *(a)	11,700	105,300
Retrophin, Inc. *	71,593	1,796,984
Revance Therapeutics, Inc. *	47,508	1,327,849
Rhythm Pharmaceuticals, Inc. *	13,800	327,198
Rigel Pharmaceuticals, Inc. *	252,300	910,803
Sage Therapeutics, Inc. *	75,095	10,807,672
Sangamo Therapeutics, Inc. *	150,900	2,384,220

25
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Sarepta Therapeutics, Inc. *	108,900	8,315,604
scPharmaceuticals, Inc. *	13,400	133,598
Selecta Biosciences, Inc. *(a)	24,600	288,312
Seres Therapeutics, Inc. *	34,800	266,916
Sienna Biopharmaceuticals, Inc. *	26,900	515,942
Solid Biosciences, Inc. *	16,200	231,984
Spark Therapeutics, Inc. *	48,900	3,732,048
Spectrum Pharmaceuticals, Inc. *	157,900	2,513,768
Spero Therapeutics, Inc. *	9,800	118,678
Stemline Therapeutics, Inc. *	47,500	817,000
Strongbridge Biopharma plc *	58,000	443,700
Supernus Pharmaceuticals, Inc. *	86,700	4,066,230
Syndax Pharmaceuticals, Inc. *	24,400	254,736
Syneos Health, Inc. *	98,700	3,760,470
Synergy Pharmaceuticals, Inc. *(a)	420,300	655,668
Syros Pharmaceuticals, Inc. *	29,000	353,800
Teligent, Inc. *(a)	74,300	222,900
Tetraphase Pharmaceuticals, Inc. *	90,353	290,937
TG Therapeutics, Inc. *	92,650	1,329,527
The Medicines Co. *	124,528	3,747,048
TherapeuticsMD, Inc. *(a)	295,355	1,624,452
Theravance Biopharma, Inc. *(a)	76,100	1,831,727
Tocagen, Inc. *	29,900	276,575
Trevena, Inc. *	121,834	226,611
Ultragenyx Pharmaceutical, Inc. *	78,641	3,998,108
Vanda Pharmaceuticals, Inc. *	79,600	1,110,420
VBI Vaccines, Inc. *	58,200	182,166
Veracyte, Inc. *	45,400	275,124
Versartis, Inc. *	75,800	113,700
Voyager Therapeutics, Inc. *	28,100	510,296
vTv Therapeutics, Inc., Class A *(a)	12,200	21,838
WaVe Life Sciences Ltd. *	20,700	920,115
XBiotech, Inc. *	40,600	195,286
Xencor, Inc. *	67,128	1,946,041
ZIOPHARM Oncology, Inc. *(a)	236,064	996,190
Zogenix, Inc. *	60,225	2,366,842
Zynerba Pharmaceuticals, Inc. *(a)	19,200	197,184
		353,695,300

Real Estate 6.4%
Acadia Realty Trust	147,857	3,489,425
Agree Realty Corp.	50,700	2,478,216
Alexander & Baldwin, Inc.	122,896	2,814,318
Alexander's, Inc.	3,741	1,471,522
Altisource Portfolio Solutions S.A. *(a)	18,887	517,126
American Assets Trust, Inc.	73,200	2,457,324
Americold Realty Trust	97,900	2,017,719
Armada Hoffler Properties, Inc.	81,900	1,111,383
Ashford Hospitality Trust, Inc.	143,482	987,156
Bluerock Residential Growth REIT, Inc.	41,408	372,258
Braemar Hotels & Resorts, Inc.	52,487	545,865
CareTrust REIT, Inc.	135,765	1,793,456
CatchMark Timber Trust, Inc., Class A	77,809	1,014,629
CBL & Associates Properties, Inc.	291,400	1,218,052
Cedar Realty Trust, Inc.	148,800	578,832
Chatham Lodging Trust	79,734	1,518,933
Chesapeake Lodging Trust	106,085	3,133,751
City Office REIT, Inc.	56,500	642,970
Clipper Realty, Inc.	26,300	215,397
Community Healthcare Trust, Inc.	29,500	752,250
Consolidated-Tomoka Land Co.	7,600	467,552
CorEnergy Infrastructure Trust, Inc.	19,500	751,530
Cousins Properties, Inc.	744,907	6,622,223
DiamondRock Hospitality Co.	357,717	3,952,773
Easterly Government Properties, Inc.	76,500	1,576,665
EastGroup Properties, Inc.	60,190	5,403,858
Education Realty Trust, Inc.	136,813	4,502,516
Security	Number of Shares	Value ($)
Farmland Partners, Inc. (a)	59,300	451,866
First Industrial Realty Trust, Inc.	215,137	6,692,912
Forestar Group, Inc. *(a)	18,000	392,400
Four Corners Property Trust, Inc.	111,100	2,517,526
Franklin Street Properties Corp.	191,765	1,491,932
Front Yard Residential Corp.	87,800	862,196
FRP Holdings, Inc. *	12,700	730,250
Getty Realty Corp.	57,159	1,431,833
Gladstone Commercial Corp.	45,800	794,172
Global Medical REIT, Inc. (a)	28,400	221,236
Global Net Lease, Inc.	117,933	2,194,733
Government Properties Income Trust	171,947	2,147,618
Gramercy Property Trust	285,522	6,709,767
Griffin Industrial Realty, Inc.	1,200	44,520
Healthcare Realty Trust, Inc.	220,881	6,147,118
Hersha Hospitality Trust	71,125	1,335,727
HFF, Inc., Class A	65,800	2,312,212
Independence Realty Trust, Inc.	146,758	1,379,525
Industrial Logistics Properties Trust	38,400	787,968
InfraREIT, Inc. *	77,000	1,640,870
Investors Real Estate Trust	212,002	1,129,971
iStar, Inc. *	121,600	1,233,024
Jernigan Capital, Inc.	24,300	466,560
Kennedy-Wilson Holdings, Inc.	217,287	4,117,589
Kite Realty Group Trust	145,739	2,145,278
LaSalle Hotel Properties	203,779	6,025,745
Lexington Realty Trust	381,474	3,067,051
LTC Properties, Inc.	70,251	2,539,574
Mack-Cali Realty Corp.	162,800	2,795,276
Marcus & Millichap, Inc. *	27,979	955,763
Maui Land & Pineapple Co., Inc. *	11,100	118,215
MedEquities Realty Trust, Inc.	49,700	506,443
Monmouth Real Estate Investment Corp.	135,000	2,110,050
National Health Investors, Inc.	71,668	4,892,774
National Storage Affiliates Trust	87,821	2,311,449
New Senior Investment Group, Inc.	139,269	1,200,499
Newmark Group, Inc., Class A *	39,000	588,900
NexPoint Residential Trust, Inc.	30,956	829,311
NorthStar Realty Europe Corp.	97,800	1,418,100
One Liberty Properties, Inc.	26,400	627,264
Pebblebrook Hotel Trust	122,000	4,268,780
Pennsylvania Real Estate Investment Trust	125,367	1,213,552
Physicians Realty Trust	323,150	4,827,861
PotlatchDeltic Corp.	107,520	5,574,912
Preferred Apartment Communities, Inc., Class A	64,297	945,809
PS Business Parks, Inc.	35,438	4,085,293
QTS Realty Trust, Inc., Class A	88,287	3,124,477
Quality Care Properties, Inc. *	169,600	3,726,112
Rafael Holdings, Inc., Class B *	14,250	116,850
RAIT Financial Trust	159,900	28,990
Ramco-Gershenson Properties Trust	133,821	1,599,161
RE/MAX Holdings, Inc., Class A	31,400	1,700,310
Redfin Corp. *(a)	106,400	2,276,960
Retail Opportunity Investments Corp.	194,847	3,351,368
Rexford Industrial Realty, Inc.	138,316	4,225,554
RLJ Lodging Trust	304,384	6,322,056
Ryman Hospitality Properties, Inc.	79,285	6,214,358
Sabra Health Care REIT, Inc.	318,017	5,822,891
Safety Income and Growth, Inc.	19,200	344,640
Saul Centers, Inc.	19,100	913,935
Select Income REIT	111,628	2,116,467
Seritage Growth Properties, Class A (a)	45,000	1,600,650
STAG Industrial, Inc.	168,700	4,144,959
Stratus Properties, Inc. *	9,200	287,500
Summit Hotel Properties, Inc.	186,300	2,697,624
Sunstone Hotel Investors, Inc.	405,054	6,318,842
Tejon Ranch Co. *	33,492	814,860

26
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Terreno Realty Corp.	98,300	3,651,845
The GEO Group, Inc.	216,820	4,878,450
The RMR Group, Inc., Class A	13,219	983,494
The St. Joe Co. *	81,500	1,405,875
Tier REIT, Inc.	87,000	1,653,870
Transcontinental Realty Investors, Inc. *(a)	2,800	122,752
Trinity Place Holdings, Inc. *	32,544	213,163
UMH Properties, Inc.	53,200	719,796
Universal Health Realty Income Trust	22,644	1,357,055
Urban Edge Properties	182,887	3,761,986
Urstadt Biddle Properties, Inc., Class A	50,974	1,012,853
Washington Prime Group, Inc.	327,300	2,117,631
Washington Real Estate Investment Trust	141,582	4,066,235
Whitestone REIT	63,400	687,890
Xenia Hotels & Resorts, Inc.	192,662	3,966,911
		241,037,493

Retailing 3.0%
1-800-FLOWERS.COM, Inc., Class A *	46,800	594,360
Aaron's, Inc.	113,400	4,736,718
Abercrombie & Fitch Co., Class A	124,163	3,181,056
America's Car-Mart, Inc. *	12,600	671,580
American Eagle Outfitters, Inc.	287,315	5,941,674
Asbury Automotive Group, Inc. *	32,785	2,198,234
Ascena Retail Group, Inc. *	314,263	697,664
At Home Group, Inc. *	21,900	770,661
Barnes & Noble Education, Inc. *	71,495	514,049
Barnes & Noble, Inc.	103,910	576,701
Big 5 Sporting Goods Corp. (a)	32,284	271,186
Big Lots, Inc.	75,710	3,213,890
Boot Barn Holdings, Inc. *	34,011	665,595
Build-A-Bear Workshop, Inc. *	25,700	233,870
Caleres, Inc.	74,875	2,450,659
Camping World Holdings, Inc., Class A	55,600	1,591,828
Carvana Co. *(a)	44,200	1,158,482
Chico's FAS, Inc.	227,151	2,255,609
Citi Trends, Inc.	24,846	761,033
Conn's, Inc. *	35,400	902,700
Core-Mark Holding Co., Inc.	81,682	1,683,466
Dillard's, Inc., Class A (a)	24,300	1,811,565
DSW, Inc., Class A	114,400	2,551,120
Duluth Holdings, Inc., Class B *(a)	16,700	289,745
Express, Inc. *	146,398	1,147,760
Five Below, Inc. *	96,400	6,806,804
Francesca's Holdings Corp. *	79,500	393,525
Fred's, Inc., Class A (a)	60,300	144,419
FTD Cos., Inc. *	28,097	180,945
Funko, Inc., Class A *(a)	27,600	242,604
Gaia, Inc. *	13,500	204,525
Genesco, Inc. *	34,844	1,489,581
GNC Holdings, Inc., Class A *(a)	110,000	390,500
Group 1 Automotive, Inc.	34,500	2,254,575
Groupon, Inc. *	607,100	2,816,944
Guess?, Inc.	105,200	2,450,108
Haverty Furniture Cos., Inc.	34,900	633,435
Hibbett Sports, Inc. *	35,775	973,080
Hudson Ltd., Class A *	68,600	1,017,338
J. Jill, Inc. *	30,400	155,344
J.C. Penney Co., Inc. *(a)	552,800	1,608,648
Kirkland's, Inc. *	27,800	294,402
Lands' End, Inc. *(a)	24,200	468,270
Liberty TripAdvisor Holdings, Inc., Class A *	129,111	1,187,821
Lithia Motors, Inc., Class A	41,837	4,010,495
Lumber Liquidators Holdings, Inc. *	51,998	1,251,592
MarineMax, Inc. *	39,700	857,520
Monro, Inc.	56,346	3,152,559
Security	Number of Shares	Value ($)
National Vision Holdings, Inc. *	53,500	1,780,480
Nutrisystem, Inc.	52,048	1,509,392
Office Depot, Inc.	911,600	2,087,564
Ollie's Bargain Outlet Holdings, Inc. *	84,000	5,224,800
Overstock.com, Inc. *(a)	30,300	1,154,430
Party City Holdco, Inc. *	66,516	1,047,627
PetMed Express, Inc.	34,400	1,151,024
Pier 1 Imports, Inc.	144,900	323,127
Rent-A-Center, Inc. (a)	78,485	793,483
RH *	36,041	3,440,113
Sears Holdings Corp. *	21,700	64,883
Shoe Carnival, Inc.	19,750	481,308
Shutterfly, Inc. *	58,247	4,713,347
Sleep Number Corp. *	69,512	1,969,970
Sonic Automotive, Inc., Class A	46,274	916,225
Sportsman's Warehouse Holdings, Inc. *	60,200	300,398
Tailored Brands, Inc.	87,969	2,775,422
The Buckle, Inc. (a)	50,064	1,153,975
The Cato Corp., Class A	40,904	663,054
The Children's Place, Inc.	30,490	3,888,999
The Container Store Group, Inc. *	29,700	185,031
The Finish Line, Inc., Class A	68,919	935,231
Tile Shop Holdings, Inc.	70,800	484,980
Tilly's, Inc., Class A	28,900	323,969
Vitamin Shoppe, Inc. *	40,000	198,000
Weyco Group, Inc.	12,400	455,080
Winmark Corp.	4,000	521,200
Zumiez, Inc. *	33,700	788,580
		113,187,931

Semiconductors & Semiconductor Equipment 2.9%
Advanced Energy Industries, Inc. *	69,937	4,164,748
Alpha & Omega Semiconductor Ltd. *	32,200	488,152
Ambarella, Inc. *	57,500	2,678,925
Amkor Technology, Inc. *	178,718	1,479,785
Aquantia Corp. *(a)	16,200	191,322
Axcelis Technologies, Inc. *	55,300	1,216,600
AXT, Inc. *	64,000	374,400
Brooks Automation, Inc.	124,031	3,085,891
Cabot Microelectronics Corp.	45,100	4,575,395
CEVA, Inc. *	39,036	1,272,574
Cirrus Logic, Inc. *	114,500	4,175,815
Cohu, Inc.	47,600	1,018,640
Cree, Inc. *	173,500	6,475,020
CyberOptics Corp. *	12,100	184,525
Diodes, Inc. *	70,881	2,023,652
DSP Group, Inc. *	39,600	473,220
Entegris, Inc.	253,600	8,165,920
FormFactor, Inc. *	129,991	1,491,647
GSI Technology, Inc. *	25,700	188,381
Ichor Holdings Ltd. *	31,100	687,310
Impinj, Inc. *(a)	30,100	369,929
Inphi Corp. *	75,633	2,161,591
Integrated Device Technology, Inc. *	239,489	6,664,979
Kopin Corp. *	118,000	390,580
Lattice Semiconductor Corp. *	228,700	1,239,554
MACOM Technology Solutions Holdings, Inc. *(a)	70,590	1,173,206
MaxLinear, Inc. *	111,160	2,482,203
MKS Instruments, Inc.	96,189	9,849,753
Monolithic Power Systems, Inc.	71,400	8,360,940
Nanometrics, Inc. *	42,300	1,049,886
NeoPhotonics Corp. *(a)	57,163	293,818
NVE Corp.	8,500	718,845
PDF Solutions, Inc. *	48,400	539,660
Photronics, Inc. *	119,837	916,753
Pixelworks, Inc. *	52,300	223,844

27
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Power Integrations, Inc.	51,062	3,462,004
Rambus, Inc. *	192,700	2,601,450
Rudolph Technologies, Inc. *	57,700	1,462,695
Semtech Corp. *	116,929	4,595,310
Sigma Designs, Inc. *	68,458	431,285
Silicon Laboratories, Inc. *	75,250	6,990,725
SMART Global Holdings, Inc. *	16,900	661,635
SunPower Corp. *(a)	101,400	864,942
Synaptics, Inc. *	61,900	2,693,888
Ultra Clean Holdings, Inc. *	67,200	1,176,672
Veeco Instruments, Inc. *	86,055	1,329,550
Xcerra Corp. *	101,900	1,230,952
Xperi Corp.	87,659	1,928,498
		110,277,069

Software & Services 9.7%
2U, Inc. *	85,058	6,846,318
8x8, Inc. *	158,600	3,211,650
A10 Networks, Inc. *	92,019	561,316
ACI Worldwide, Inc. *	209,852	4,879,059
Acxiom Corp. *	142,000	3,689,160
Agilysys, Inc. *	24,000	282,720
Alarm.com Holdings, Inc. *	38,000	1,534,440
Alteryx, Inc., Class A *	42,300	1,321,875
Amber Road, Inc. *	30,900	286,134
American Software, Inc., Class A	45,000	574,200
Appfolio, Inc., Class A *	16,800	805,560
Apptio, Inc., Class A *	39,600	1,168,596
Aspen Technology, Inc. *	130,899	11,486,387
Benefitfocus, Inc. *	30,190	911,738
Blackbaud, Inc.	84,769	8,897,354
Blackhawk Network Holdings, Inc. *	98,102	4,404,780
Blackline, Inc. *	49,800	2,061,720
Blucora, Inc. *	77,400	2,012,400
Bottomline Technologies de, Inc. *	71,300	2,817,776
Box, Inc., Class A *	144,600	3,305,556
Brightcove, Inc. *	61,800	596,370
CACI International, Inc., Class A *	43,658	6,594,541
Carbonite, Inc. *	44,800	1,393,280
Cardlytics, Inc. *	9,800	137,396
Cardtronics plc, Class A *	81,900	2,149,875
Care.com, Inc. *	23,800	371,280
Cars.com, Inc. *	127,000	3,616,960
Cass Information Systems, Inc.	21,114	1,276,975
ChannelAdvisor Corp. *	44,100	586,530
Cloudera, Inc. *	176,600	2,516,550
CommerceHub, Inc., Series A *	26,300	596,221
CommerceHub, Inc., Series C *	53,200	1,206,044
CommVault Systems, Inc. *	69,447	4,857,818
Convergys Corp.	165,600	3,868,416
Cornerstone OnDemand, Inc. *	95,000	4,192,350
Coupa Software, Inc. *	57,200	2,652,364
CSG Systems International, Inc.	60,500	2,588,795
DHI Group, Inc. *	127,700	178,780
Digimarc Corp. *	17,200	496,220
Ebix, Inc.	42,300	3,278,250
Ellie Mae, Inc. *	60,500	5,860,635
Endurance International Group Holdings, Inc. *	96,802	711,495
Envestnet, Inc. *	77,354	4,200,322
EPAM Systems, Inc. *	88,983	10,175,206
Etsy, Inc. *	214,063	6,409,046
Everbridge, Inc. *	31,300	1,169,055
Everi Holdings, Inc. *	117,100	750,611
EVERTEC, Inc.	108,900	1,987,425
ExlService Holdings, Inc. *	58,292	3,369,861
Fair Isaac Corp. *	53,391	9,246,253
Security	Number of Shares	Value ($)
Five9, Inc. *	93,800	2,754,906
ForeScout Technologies, Inc. *	11,000	351,890
Glu Mobile, Inc. *	195,358	855,668
Gogo, Inc. *(a)	100,600	947,652
GrubHub, Inc. *	153,076	15,482,107
GTT Communications, Inc. *	54,743	2,630,401
Hortonworks, Inc. *	91,500	1,549,095
HubSpot, Inc. *	61,989	6,564,635
Imperva, Inc. *	61,542	2,754,005
Information Services Group, Inc. *	70,400	305,536
Instructure, Inc. *	38,800	1,573,340
Internap Corp. *	41,275	487,458
j2 Global, Inc.	83,428	6,622,515
Leaf Group Ltd. *	24,000	176,400
Limelight Networks, Inc. *	161,700	834,372
Liquidity Services, Inc. *	47,500	306,375
LivePerson, Inc. *	97,300	1,634,640
Majesco *	9,500	48,070
ManTech International Corp., Class A	46,300	2,735,867
MAXIMUS, Inc.	115,517	7,812,415
MicroStrategy, Inc., Class A *	17,162	2,187,469
MINDBODY, Inc., Class A *	75,800	3,005,470
Mitek Systems, Inc. *	51,600	399,900
MobileIron, Inc. *	112,536	523,292
Model N, Inc. *	42,600	730,590
MoneyGram International, Inc. *	53,700	469,338
Monotype Imaging Holdings, Inc.	76,200	1,687,830
MuleSoft, Inc., Class A *	43,700	1,948,146
New Relic, Inc. *	54,800	3,829,972
NIC, Inc.	111,900	1,661,715
Nutanix, Inc., Class A *	195,900	9,910,581
Okta, Inc. *	34,700	1,485,507
Ominto, Inc. *(a)	24,500	71,295
Park City Group, Inc. *(a)	25,000	197,500
Paycom Software, Inc. *	88,107	10,062,700
Paylocity Holding Corp. *	46,745	2,553,679
Pegasystems, Inc.	64,900	3,962,145
Perficient, Inc. *	61,997	1,533,186
Presidio, Inc. *	55,400	848,728
Progress Software Corp.	82,220	3,036,385
Proofpoint, Inc. *	77,900	9,187,526
PROS Holdings, Inc. *	47,600	1,405,152
Q2 Holdings, Inc. *	56,693	2,792,130
QAD, Inc., Class A	17,400	781,260
Qualys, Inc. *	57,026	4,388,151
QuinStreet, Inc. *	65,600	737,344
Quotient Technology, Inc. *	133,932	1,794,689
Rapid7, Inc. *	48,700	1,375,288
RealNetworks, Inc. *	38,000	135,660
RealPage, Inc. *	104,100	5,569,350
Reis, Inc.	15,200	319,200
RingCentral, Inc., Class A *	115,868	7,768,949
Rosetta Stone, Inc. *	31,000	431,210
SailPoint Technologies Holding, Inc. *	40,000	963,600
Science Applications International Corp.	76,684	6,578,720
SecureWorks Corp., Class A *	19,500	212,940
SendGrid, Inc. *	17,000	490,620
ServiceSource International, Inc. *	127,100	481,709
Shutterstock, Inc. *	32,460	1,367,864
SPS Commerce, Inc. *	30,200	2,070,814
Stamps.com, Inc. *	29,200	6,650,300
StarTek, Inc. *	17,100	151,164
Sykes Enterprises, Inc. *	70,593	2,030,255
Synchronoss Technologies, Inc. *	71,762	803,734
Syntel, Inc. *	60,417	1,744,843
TechTarget, Inc. *	37,200	775,620
Telenav, Inc. *	53,800	277,070
The Hackett Group, Inc.	41,600	674,336

28
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
The Meet Group, Inc. *	121,200	288,456
The Rubicon Project, Inc. *	92,361	201,347
The Trade Desk, Inc., Class A *	42,600	2,179,842
Tintri, Inc. *(a)	52,500	59,325
TiVo Corp.	215,009	3,042,377
Travelport Worldwide Ltd.	221,562	3,797,573
TrueCar, Inc. *	123,959	1,227,194
TTEC Holdings, Inc.	24,800	793,600
Tucows, Inc., Class A *(a)	16,300	1,030,975
Twilio, Inc., Class A *	111,300	4,697,973
Unisys Corp. *	92,750	1,038,800
Upland Software, Inc. *	15,900	432,003
Varonis Systems, Inc. *	34,600	2,261,110
VASCO Data Security International, Inc. *	54,200	840,100
Verint Systems, Inc. *	113,360	4,772,456
Veritone, Inc. *(a)	11,500	238,165
VirnetX Holding Corp. *(a)	88,200	194,040
Virtusa Corp. *	47,900	2,305,906
Web.com Group, Inc. *	68,300	1,270,380
Workiva, Inc. *	48,600	1,093,500
XO Group, Inc. *	44,100	956,088
Yelp, Inc. *	143,000	6,413,550
Yext, Inc. *	46,600	621,644
Zendesk, Inc. *	177,594	8,657,707
Zix Corp. *	88,900	448,945
		365,448,992

Technology Hardware & Equipment 4.6%
3D Systems Corp. *(a)	194,500	1,952,780
Acacia Communications, Inc. *	35,000	985,250
ADTRAN, Inc.	84,800	1,242,320
Aerohive Networks, Inc. *	58,800	239,316
Akoustis Technologies, Inc. *(a)	21,100	106,977
Anixter International, Inc. *	51,824	3,052,434
Applied Optoelectronics, Inc. *(a)	35,500	1,134,580
Avid Technology, Inc. *	63,042	282,428
AVX Corp.	82,554	1,218,497
Badger Meter, Inc.	50,680	2,151,366
Bel Fuse, Inc., Class B	17,600	340,560
Belden, Inc.	74,508	4,589,693
Benchmark Electronics, Inc.	89,594	2,356,322
CalAmp Corp. *	60,500	1,194,875
Calix, Inc. *	84,800	563,920
Casa Systems, Inc. *(a)	12,500	292,375
Ciena Corp. *	256,474	6,604,205
Clearfield, Inc. *	21,200	258,640
Comtech Telecommunications Corp.	41,600	1,272,544
Control4 Corp. *	48,900	1,019,076
CPI Card Group, Inc. (a)	7,300	18,761
Cray, Inc. *	70,800	1,688,580
CTS Corp.	57,200	1,713,140
Daktronics, Inc.	59,300	534,293
Diebold Nixdorf, Inc.	132,133	2,028,241
Digi International, Inc. *	53,700	617,550
Eastman Kodak Co. *(a)	32,400	160,380
Electro Scientific Industries, Inc. *	61,400	1,105,200
Electronics For Imaging, Inc. *	80,188	2,221,208
EMCORE Corp. *	50,590	227,655
ePlus, Inc. *	23,100	1,844,535
Extreme Networks, Inc. *	201,700	2,158,190
Fabrinet *	65,100	1,836,471
FARO Technologies, Inc. *	29,700	1,499,850
Finisar Corp. *	204,000	3,178,320
Fitbit, Inc., Class A *	344,000	1,909,200
Harmonic, Inc. *	138,800	506,620
II-VI, Inc. *	107,000	4,076,700
Immersion Corp. *(a)	53,479	588,804
Security	Number of Shares	Value ($)
Infinera Corp. *	261,704	3,067,171
Insight Enterprises, Inc. *	64,000	2,268,800
InterDigital, Inc.	61,400	4,571,230
Intevac, Inc. *	32,700	214,185
Iteris, Inc. *	41,300	209,391
Itron, Inc. *	61,069	3,993,913
KEMET Corp. *	99,800	1,718,556
Kimball Electronics, Inc. *	47,100	746,535
Knowles Corp. *	158,097	2,023,642
KVH Industries, Inc. *	30,800	326,480
Littelfuse, Inc.	43,100	8,056,252
Lumentum Holdings, Inc. *	110,400	5,569,680
Maxwell Technologies, Inc. *	74,700	383,211
Mesa Laboratories, Inc.	6,000	1,009,860
Methode Electronics, Inc.	64,600	2,577,540
MicroVision, Inc. *(a)	206,900	264,832
MTS Systems Corp.	31,375	1,593,850
Napco Security Technologies, Inc. *	21,900	234,330
NETGEAR, Inc. *	55,200	3,052,560
NetScout Systems, Inc. *	149,200	4,050,780
Novanta, Inc. *	56,200	3,304,560
Oclaro, Inc. *	302,300	2,394,216
OSI Systems, Inc. *	31,600	2,023,032
Park Electrochemical Corp.	32,946	561,070
PC Connection, Inc.	21,700	579,173
PCM, Inc. *	17,200	222,740
Plantronics, Inc.	58,730	3,826,259
Plexus Corp. *	59,962	3,288,316
Pure Storage, Inc., Class A *	171,600	3,471,468
Quantenna Communications, Inc. *	35,600	451,052
Quantum Corp. *	47,200	185,024
Radisys Corp. *	56,700	43,319
Ribbon Communications, Inc. *	80,811	470,320
Rogers Corp. *	31,867	3,400,209
Sanmina Corp. *	126,900	3,743,550
ScanSource, Inc. *	43,505	1,492,221
Stratasys Ltd. *	90,006	1,725,415
Super Micro Computer, Inc. *	72,826	1,289,020
SYNNEX Corp.	52,000	5,208,840
Systemax, Inc.	19,600	616,028
Tech Data Corp. *	62,967	4,801,234
TTM Technologies, Inc. *	165,892	2,312,534
Ubiquiti Networks, Inc. *(a)	39,572	2,819,901
USA Technologies, Inc. *	88,400	773,500
VeriFone Systems, Inc. *	193,900	4,461,639
ViaSat, Inc. *	97,019	6,207,276
Viavi Solutions, Inc. *	408,200	3,857,490
Vishay Intertechnology, Inc.	234,228	4,134,124
Vishay Precision Group, Inc. *	19,400	549,020
		172,917,204

Telecommunication Services 0.6%
ATN International, Inc.	18,000	954,000
Boingo Wireless, Inc. *	67,100	1,574,166
Cincinnati Bell, Inc. *	73,029	1,106,389
Cogent Communications Holdings, Inc.	75,000	3,536,250
Consolidated Communications Holdings, Inc.	118,192	1,335,570
Frontier Communications Corp. (a)	135,219	1,122,318
Globalstar, Inc. *	1,133,289	693,120
Hawaiian Telcom Holdco, Inc. *	9,713	264,582
IDT Corp., Class B *	28,500	154,470
Intelsat S.A. *(a)	63,800	623,326
Iridium Communications, Inc. *	150,400	1,789,760
Ooma, Inc. *	37,100	395,115
ORBCOMM, Inc. *	128,600	1,159,972
pdvWireless, Inc. *(a)	17,805	518,125

29
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Shenandoah Telecommunications Co.	82,900	3,129,475
Spok Holdings, Inc.	36,000	536,400
Vonage Holdings Corp. *	364,500	4,075,110
Windstream Holdings, Inc.	320,982	497,522
		23,465,670

Transportation 1.6%
Air Transport Services Group, Inc. *	102,500	2,074,600
Allegiant Travel Co.	22,281	3,570,530
ArcBest Corp.	45,572	1,462,861
Atlas Air Worldwide Holdings, Inc. *	42,100	2,669,140
Avis Budget Group, Inc. *	128,800	6,364,008
Costamare, Inc.	87,800	596,162
Covenant Transport Group, Inc., Class A *	21,294	590,909
Daseke, Inc. *	57,200	473,616
Eagle Bulk Shipping, Inc. *	83,500	422,510
Echo Global Logistics, Inc. *	48,275	1,317,907
Forward Air Corp.	52,682	2,844,301
Genco Shipping & Trading Ltd. *	12,200	195,200
Hawaiian Holdings, Inc.	91,100	3,753,320
Heartland Express, Inc.	85,500	1,524,465
Hertz Global Holdings, Inc. *	99,800	2,185,620
Hub Group, Inc., Class A *	57,798	2,540,222
Knight-Swift Transportation Holdings, Inc.	224,728	8,766,639
Marten Transport Ltd.	71,908	1,402,206
Matson, Inc.	74,631	2,181,464
Navios Maritime Holdings, Inc. *	168,800	128,001
Radiant Logistics, Inc. *	67,754	239,172
Roadrunner Transportation Systems, Inc. *	57,700	124,055
Safe Bulkers, Inc. *	82,600	241,192
Saia, Inc. *	45,200	2,985,460
Schneider National, Inc., Class B	75,000	2,001,000
Scorpio Bulkers, Inc.	105,875	809,944
SkyWest, Inc.	90,712	5,161,513
Universal Logistics Holdings, Inc.	15,847	347,842
Werner Enterprises, Inc.	84,949	2,913,751
YRC Worldwide, Inc. *	59,200	492,544
		60,380,154

Utilities 3.3%
Allete, Inc.	90,699	6,930,311
American States Water Co.	64,200	3,577,224
AquaVenture Holdings Ltd. *	20,900	306,394
Artesian Resources Corp., Class A	14,600	559,180
Atlantic Power Corp. *	214,100	471,020
Avista Corp.	115,730	6,001,758
Black Hills Corp.	94,898	5,378,819
Cadiz, Inc. *(a)	42,600	572,970
California Water Service Group	85,874	3,327,617
Chesapeake Utilities Corp.	28,800	2,188,800
Connecticut Water Service, Inc.	21,900	1,489,200
Consolidated Water Co., Ltd.	27,876	394,445
El Paso Electric Co.	71,403	3,645,123
Genie Energy Ltd., Class B	17,611	73,262
Global Water Resources, Inc.	15,000	138,300
IDACORP, Inc.	89,943	8,364,699
MGE Energy, Inc.	61,940	3,595,617
Middlesex Water Co.	28,785	1,199,183
New Jersey Resources Corp.	154,400	6,384,440
Northwest Natural Gas Co.	50,395	3,089,213
NorthWestern Corp.	88,069	4,838,511
NRG Yield, Inc., Class A	59,933	1,055,420
NRG Yield, Inc., Class C	118,324	2,106,167
ONE Gas, Inc.	94,000	6,553,680
Ormat Technologies, Inc.	72,473	4,196,187
Otter Tail Corp.	70,453	3,089,364
Security	Number of Shares	Value ($)
Pattern Energy Group, Inc., Class A	138,500	2,517,930
PNM Resources, Inc.	142,900	5,665,985
Portland General Electric Co.	160,208	6,805,636
Pure Cycle Corp. *	30,700	274,765
RGC Resources, Inc.	12,000	310,800
SJW Group.	28,900	1,747,005
South Jersey Industries, Inc.	143,620	4,437,858
Southwest Gas Holdings, Inc.	84,196	6,145,466
Spark Energy, Inc., Class A (a)	20,700	257,715
Spire, Inc.	83,771	6,044,078
TerraForm Power, Inc., Class A	83,300	928,795
The York Water Co.	23,900	769,580
Unitil Corp.	27,100	1,316,789
WGL Holdings, Inc.	91,833	7,814,988
		124,564,294
Total Common Stock
(Cost $2,543,913,093)		3,763,525,024

Rights 0.0% of net assets

Media 0.0%
Media General, Inc. CVR *(b)	174,886	14,883

Pharmaceuticals, Biotechnology & Life Sciences* 0.0%
Dyax Corp. CVR *(b)	224,713	635,938
Omthera Pharmaceutical CVR *(b)	8,400	—
Tobira Therapeutics, Inc. *(b)	14,029	144,432
		780,370
Total Rights
(Cost $250,273)		795,253

Other Investment Company 2.3% of net assets

Securities Lending Collateral 2.3%
Wells Fargo Government Money Market Fund, Select Class 1.59% (c)	85,792,496	85,792,496
Total Other Investment Company
(Cost $85,792,496)		85,792,496
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 0.3% of net assets

Time Deposits 0.3%
BNP Paribas
1.05%, 05/01/18 (d)	8,131,228	8,131,228
Sumitomo Mitsui Banking Corp.
1.05%, 05/01/18 (d)	1,292,421	1,292,421
Total Short-Term Investments
(Cost $9,423,649)		9,423,649

30
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 06/15/18	156	12,041,640	(179,612)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $82,546,944.
(b)	Fair-valued by management in accordance with procedures approved by fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
31
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.9%
Adient plc	25,462	1,560,566
American Axle & Manufacturing Holdings, Inc. *	25,408	389,759
Aptiv plc	76,096	6,436,200
Autoliv, Inc.	24,294	3,256,611
BorgWarner, Inc.	54,269	2,655,925
Cooper Tire & Rubber Co.	13,216	323,131
Cooper-Standard Holding, Inc. *	4,170	516,246
Dana, Inc.	46,218	1,096,753
Delphi Technologies plc	24,992	1,209,863
Dorman Products, Inc. *	8,035	516,329
Ford Motor Co.	1,109,651	12,472,477
Fox Factory Holding Corp. *	13,174	438,035
General Motors Co.	354,152	13,011,544
Gentex Corp.	74,400	1,691,856
Gentherm, Inc. *	14,695	496,691
Harley-Davidson, Inc.	49,516	2,036,593
Horizon Global Corp. *	7,128	53,246
LCI Industries	8,106	772,502
Lear Corp.	18,954	3,543,829
Modine Manufacturing Co. *	17,500	301,000
Motorcar Parts of America, Inc. *	5,552	105,710
Standard Motor Products, Inc.	5,718	259,311
Stoneridge, Inc. *	7,541	198,555
Strattec Security Corp.	1,500	49,050
Superior Industries International, Inc.	7,091	93,247
Tenneco, Inc.	13,401	598,891
Tesla, Inc. *(a)	37,742	11,092,374
The Goodyear Tire & Rubber Co.	68,022	1,708,032
Thor Industries, Inc.	13,692	1,453,269
Tower International, Inc.	5,564	164,138
Visteon Corp. *	8,900	1,107,516
VOXX International Corp. *	9,100	45,500
Winnebago Industries, Inc.	7,400	280,460
		69,935,209

Banks 6.8%
1st Source Corp.	5,295	275,340
Access National Corp.	5,827	162,049
Allegiance Bancshares, Inc. *	4,113	166,371
American National Bankshares, Inc.	2,276	87,512
Ameris Bancorp	9,954	514,622
Ames National Corp.	2,607	72,084
Arrow Financial Corp.	6,062	214,595
Associated Banc-Corp.	51,499	1,362,149
Atlantic Capital Bancshares, Inc. *	7,985	154,110
Banc of California, Inc.	10,980	210,816
BancFirst Corp.	5,588	319,354
BancorpSouth Bank	28,145	930,192
Bank of America Corp.	2,699,863	80,779,901
Bank of Hawaii Corp.	12,763	1,074,772
Bank of Marin Bancorp	1,871	135,741
Bank of the Ozarks, Inc.	34,280	1,604,304
BankFinancial Corp.	4,321	73,155
Security	Number of Shares	Value ($)
BankUnited, Inc.	29,596	1,172,298
Banner Corp.	8,837	507,244
Bar Harbor Bankshares	5,502	160,768
BB&T Corp.	216,914	11,453,059
Beneficial Bancorp, Inc.	22,670	359,319
Berkshire Hills Bancorp, Inc.	12,795	485,570
Blue Hills Bancorp, Inc.	10,353	210,425
BofI Holding, Inc. *	14,717	592,801
BOK Financial Corp.	8,540	859,807
Boston Private Financial Holdings, Inc.	33,312	534,658
Bridge Bancorp, Inc.	8,000	263,200
Brookline Bancorp, Inc.	20,950	347,770
Bryn Mawr Bank Corp.	5,633	251,232
BSB Bancorp, Inc. *	2,391	77,110
Cadence BanCorp	5,695	166,465
Cambridge Bancorp	1,017	90,513
Camden National Corp.	5,941	263,246
Capital City Bank Group, Inc.	5,225	116,935
Capitol Federal Financial, Inc.	46,563	580,641
Carolina Financial Corp.	5,000	196,050
Cathay General Bancorp	22,615	904,826
CenterState Bank Corp.	21,890	634,372
Central Pacific Financial Corp.	8,989	261,400
Century Bancorp, Inc., Class A	1,223	97,840
Charter Financial Corp.	3,982	92,621
Chemical Financial Corp.	20,770	1,140,065
CIT Group, Inc.	37,071	1,962,909
Citigroup, Inc.	724,992	49,495,204
Citizens & Northern Corp.	3,429	82,810
Citizens Financial Group, Inc.	135,746	5,632,102
City Holding Co.	4,800	343,584
CNB Financial Corp.	5,361	152,038
CoBiz Financial, Inc.	11,583	233,397
Columbia Banking System, Inc.	19,011	764,432
Comerica, Inc.	48,359	4,573,794
Commerce Bancshares, Inc.	27,485	1,745,847
Community Bank System, Inc.	13,266	746,212
Community Trust Bancorp, Inc.	5,669	272,112
ConnectOne Bancorp, Inc.	8,775	231,660
Cullen/Frost Bankers, Inc.	17,766	2,033,319
Customers Bancorp, Inc. *	7,892	227,447
CVB Financial Corp.	28,452	630,212
Dime Community Bancshares, Inc.	8,841	174,610
Eagle Bancorp, Inc. *	8,383	492,082
East West Bancorp, Inc.	40,947	2,727,889
Enterprise Bancorp, Inc.	2,405	87,013
Enterprise Financial Services Corp.	6,416	326,254
Equity Bancshares, Inc., Class A *	3,272	124,761
Essent Group Ltd. *	21,436	706,531
F.N.B. Corp.	82,403	1,071,239
Farmers & Merchants Bancorp, Inc.	2,641	116,495
Farmers Capital Bank Corp.	2,000	100,300
Farmers National Banc Corp.	7,093	104,622
FB Financial Corp.	3,267	130,125
FCB Financial Holdings, Inc., Class A *	11,355	656,319
Federal Agricultural Mortgage Corp., Class C	2,738	234,126
Fidelity Southern Corp.	6,757	153,587
Fifth Third Bancorp	197,126	6,538,669

32
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Financial Institutions, Inc.	4,649	144,584
First BanCorp *	48,477	350,004
First Bancorp (North Carolina)	8,490	323,893
First Bancorp, Inc.	2,818	78,115
First Busey Corp.	12,694	376,377
First Citizens BancShares, Inc., Class A	2,673	1,155,511
First Commonwealth Financial Corp.	36,704	555,699
First Community Bancshares, Inc.	5,897	182,984
First Connecticut Bancorp, Inc.	5,039	121,440
First Defiance Financial Corp.	3,522	210,123
First Financial Bancorp	32,990	1,021,040
First Financial Bankshares, Inc.	20,900	1,035,595
First Financial Corp.	4,891	209,090
First Foundation, Inc. *	9,385	167,898
First Hawaiian, Inc.	15,846	436,557
First Horizon National Corp.	86,518	1,583,279
First Internet Bancorp	2,567	87,791
First Interstate BancSystem, Inc., Class A	6,126	248,103
First Merchants Corp.	13,862	597,175
First Mid-Illinois Bancshares, Inc.	3,252	119,511
First Midwest Bancorp, Inc.	27,000	656,370
First Republic Bank	45,449	4,220,849
First United Corp.	2,475	47,891
Flagstar Bancorp, Inc. *	5,683	196,348
Flushing Financial Corp.	8,520	220,753
Franklin Financial Network, Inc. *	3,791	127,757
Fulton Financial Corp.	53,140	898,066
German American Bancorp, Inc.	6,804	229,635
Glacier Bancorp, Inc.	24,092	892,127
Great Southern Bancorp, Inc.	4,339	229,316
Great Western Bancorp, Inc.	19,498	802,148
Green Bancorp, Inc. *	6,385	143,982
Guaranty Bancorp	7,390	210,615
Hancock Holding Co.	22,064	1,077,826
Hanmi Financial Corp.	13,337	368,101
HarborOne Bancorp, Inc. *	11,107	195,372
Heartland Financial USA, Inc.	7,655	410,691
Heritage Commerce Corp.	12,000	197,880
Heritage Financial Corp.	11,797	350,371
Hilltop Holdings, Inc.	24,411	547,295
Hingham Institution for Savings	534	108,936
Home Bancorp, Inc.	1,946	84,359
Home BancShares, Inc.	48,375	1,124,235
HomeStreet, Inc. *	7,462	190,281
HomeTrust Bancshares, Inc. *	6,004	156,704
Hope Bancorp, Inc.	40,990	708,717
Horizon Bancorp	8,018	230,598
Huntington Bancshares, Inc.	308,403	4,598,289
IBERIABANK Corp.	15,558	1,166,072
Impac Mortgage Holdings, Inc. *(a)	15,600	133,536
Independent Bank Corp., Massachusetts	7,671	554,613
Independent Bank Corp., Michigan	7,335	175,306
Independent Bank Group, Inc.	5,000	357,000
International Bancshares Corp.	18,545	738,091
Investors Bancorp, Inc.	63,223	845,292
JPMorgan Chase & Co.	968,914	105,398,465
Kearny Financial Corp.	30,708	431,447
KeyCorp	294,746	5,871,340
Lakeland Bancorp, Inc.	15,000	292,500
Lakeland Financial Corp.	9,805	465,934
LegacyTexas Financial Group, Inc.	14,715	604,345
LendingTree, Inc. *	2,279	543,314
Live Oak Bancshares, Inc.	7,662	216,451
M&T Bank Corp.	42,103	7,674,114
Macatawa Bank Corp.	7,240	77,323
MB Financial, Inc.	24,057	1,025,309
Mercantile Bank Corp.	5,500	194,150
Meridian Bancorp, Inc.	15,771	298,072
Security	Number of Shares	Value ($)
Meta Financial Group, Inc.	2,434	270,539
MGIC Investment Corp. *	116,276	1,165,086
Midland States Bancorp, Inc.	4,651	146,506
MidWestOne Financial Group, Inc.	3,261	105,232
MutualFirst Financial, Inc.	2,000	73,500
National Bank Holdings Corp., Class A	7,997	281,334
National Bankshares, Inc. (a)	2,688	123,245
National Commerce Corp. *	4,184	181,167
Nationstar Mortgage Holdings, Inc. *	7,640	137,673
NBT Bancorp, Inc.	16,744	611,826
New York Community Bancorp, Inc.	136,485	1,621,442
Nicolet Bankshares, Inc. *	2,665	148,094
NMI Holdings, Inc., Class A *	15,032	208,193
Northfield Bancorp, Inc.	15,765	249,718
Northrim BanCorp, Inc.	2,596	91,379
Northwest Bancshares, Inc.	27,578	457,795
OceanFirst Financial Corp.	10,738	289,711
Ocwen Financial Corp. *	44,820	181,969
OFG Bancorp	12,812	172,962
Old Line Bancshares, Inc.	2,346	79,881
Old National Bancorp	41,717	717,532
Old Second Bancorp, Inc.	10,602	151,609
Opus Bank	4,805	135,501
Oritani Financial Corp.	10,694	163,618
Pacific Premier Bancorp, Inc. *	15,304	608,334
PacWest Bancorp	36,062	1,847,817
Park National Corp.	4,258	459,353
PCSB Financial Corp. *	6,385	129,424
Peapack-Gladstone Financial Corp.	5,216	172,337
PennyMac Financial Services, Inc., Class A *	5,375	110,725
People's United Financial, Inc.	98,168	1,795,493
People's Utah Bancorp	5,381	171,385
Peoples Bancorp, Inc.	6,847	245,533
Peoples Financial Services Corp.	1,905	89,345
PHH Corp. *	9,904	105,081
Pinnacle Financial Partners, Inc.	18,798	1,204,012
Popular, Inc.	28,228	1,306,674
Preferred Bank	5,001	318,764
Premier Financial Bancorp, Inc.	4,748	93,441
Prosperity Bancshares, Inc.	20,413	1,465,041
Provident Financial Holdings, Inc.	4,350	79,823
Provident Financial Services, Inc.	16,906	441,585
QCR Holdings, Inc.	4,040	182,810
Radian Group, Inc.	61,817	883,983
Regions Financial Corp.	312,173	5,837,635
Renasant Corp.	11,757	531,769
Republic Bancorp, Inc., Class A	4,020	169,523
Republic First Bancorp, Inc. *	17,184	142,627
S&T Bancorp, Inc.	10,385	443,232
Sandy Spring Bancorp, Inc.	10,545	417,898
Seacoast Banking Corp. of Florida *	19,339	534,337
ServisFirst Bancshares, Inc.	12,711	533,354
Shore Bancshares, Inc.	4,629	83,739
Sierra Bancorp	2,800	78,008
Signature Bank *	15,100	1,919,965
Simmons First National Corp., Class A	20,548	620,550
South State Corp.	10,742	929,720
Southern First Bancshares, Inc. *	1,875	85,969
Southern Missouri Bancorp, Inc.	1,975	68,928
Southern National Bancorp of Virginia, Inc.	6,730	109,362
Southside Bancshares, Inc.	8,207	285,850
State Bank Financial Corp.	15,431	486,231
Sterling Bancorp	63,028	1,496,915
Stock Yards Bancorp, Inc.	7,278	272,561
SunTrust Banks, Inc.	130,179	8,695,957
SVB Financial Group *	14,418	4,319,777

33
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Synovus Financial Corp.	36,024	1,882,974
TCF Financial Corp.	43,042	1,068,733
Territorial Bancorp, Inc.	2,571	78,261
Texas Capital Bancshares, Inc. *	12,721	1,254,927
TFS Financial Corp.	21,200	316,092
The Bancorp, Inc. *	15,734	162,847
The First Bancshares, Inc.	3,371	109,052
The First of Long Island Corp.	9,000	238,500
The PNC Financial Services Group, Inc.	133,226	19,399,038
Timberland Bancorp, Inc.	3,305	107,908
Tompkins Financial Corp.	4,024	312,665
Towne Bank	16,770	501,423
TriCo Bancshares	6,669	249,221
TriState Capital Holdings, Inc. *	7,935	198,375
Triumph Bancorp, Inc. *	4,448	172,805
TrustCo Bank Corp.	30,052	256,945
Trustmark Corp.	24,089	754,227
U.S. Bancorp	441,126	22,254,807
UMB Financial Corp.	12,974	993,549
Umpqua Holdings Corp.	60,372	1,422,364
Union Bankshares Corp.	15,474	585,072
United Bankshares, Inc.	27,191	923,134
United Community Banks, Inc.	19,139	611,108
United Community Financial Corp.	18,657	188,995
United Financial Bancorp, Inc.	14,699	242,974
Univest Corp. of Pennsylvania	7,876	226,435
Valley National Bancorp	87,894	1,103,070
Veritex Holdings, Inc. *	4,831	138,746
Walker & Dunlop, Inc.	7,450	425,469
Washington Federal, Inc.	23,242	737,933
Washington Trust Bancorp, Inc.	4,849	268,635
Waterstone Financial, Inc.	9,659	165,652
Webster Financial Corp.	25,535	1,536,952
Wells Fargo & Co.	1,240,557	64,459,342
WesBanco, Inc.	12,470	546,186
West Bancorp, Inc.	6,740	164,119
Westamerica Bancorp	9,800	546,938
Western Alliance Bancorp *	29,986	1,768,574
Western New England Bancorp, Inc.	10,349	111,769
Wintrust Financial Corp.	15,847	1,417,514
WSFS Financial Corp.	11,624	582,362
Zions Bancorp	54,771	2,998,712
		527,146,741

Capital Goods 7.4%
3M Co.	168,251	32,706,312
A.O. Smith Corp.	40,166	2,464,184
AAON, Inc.	13,579	461,686
AAR Corp.	11,200	484,960
Actuant Corp., Class A	16,414	386,550
Acuity Brands, Inc.	11,498	1,377,115
Advanced Drainage Systems, Inc.	11,226	282,895
AECOM *	40,811	1,405,531
Aegion Corp. *	9,082	206,071
Aerojet Rocketdyne Holdings, Inc. *	26,317	735,297
Aerovironment, Inc. *	5,775	314,738
AGCO Corp.	20,450	1,281,806
Air Lease Corp.	25,200	1,050,588
Aircastle Ltd.	23,200	454,720
Alamo Group, Inc.	2,500	273,675
Albany International Corp., Class A	7,900	467,285
Allegion plc	25,695	1,983,140
Allied Motion Technologies, Inc.	1,959	78,105
Allison Transmission Holdings, Inc.	38,733	1,510,200
Altra Industrial Motion Corp.	10,292	428,662
American Railcar Industries, Inc.	2,302	87,361
American Woodmark Corp. *	4,000	328,800
Security	Number of Shares	Value ($)
AMETEK, Inc.	63,322	4,419,876
Apogee Enterprises, Inc.	7,648	314,409
Applied Industrial Technologies, Inc.	10,232	654,336
Arconic, Inc.	123,680	2,202,741
Argan, Inc.	4,073	162,920
Armstrong Flooring, Inc. *	4,247	52,450
Armstrong World Industries, Inc. *	13,644	764,064
Astec Industries, Inc.	5,700	316,692
Astronics Corp. *	5,808	212,457
Atkore International Group, Inc. *	15,872	282,045
Axon Enterprise, Inc. *	14,182	595,360
AZZ, Inc.	7,167	319,290
Babcock & Wilcox Enterprises, Inc. *(a)	61,677	140,624
Barnes Group, Inc.	16,369	908,971
Beacon Roofing Supply, Inc. *	19,373	948,308
BlueLinx Holdings, Inc. *	2,241	90,133
BMC Stock Holdings, Inc. *	24,895	429,439
Briggs & Stratton Corp.	11,400	205,542
Builders FirstSource, Inc. *	39,828	726,064
BWX Technologies, Inc.	29,849	2,023,762
CAI International, Inc. *	4,600	103,408
Carlisle Cos., Inc.	17,318	1,865,668
Caterpillar, Inc.	167,962	24,246,994
Chart Industries, Inc. *	8,075	458,176
Chicago Bridge & Iron Co., N.V.	26,662	402,596
CIRCOR International, Inc.	4,587	194,351
Colfax Corp. *	26,100	809,361
Columbus McKinnon Corp.	5,837	209,432
Comfort Systems USA, Inc.	14,558	614,348
Commercial Vehicle Group, Inc. *	7,300	48,983
Continental Building Products, Inc. *	10,633	298,787
Crane Co.	14,200	1,187,688
CSW Industrials, Inc. *	4,866	210,941
Cubic Corp.	6,782	418,789
Cummins, Inc.	44,129	7,054,462
Curtiss-Wright Corp.	13,425	1,718,937
Deere & Co.	91,068	12,324,232
DMC Global, Inc.	4,394	170,048
Donaldson Co., Inc.	37,795	1,672,807
Douglas Dynamics, Inc.	6,511	271,834
Dover Corp.	43,062	3,991,847
Ducommun, Inc. *	3,200	93,088
DXP Enterprises, Inc. *	4,731	171,735
Dycom Industries, Inc. *	9,065	941,491
Eaton Corp. plc	122,567	9,196,202
EMCOR Group, Inc.	15,256	1,122,689
Emerson Electric Co.	179,846	11,943,573
Encore Wire Corp.	5,753	302,895
Energous Corp. *(a)	5,300	95,188
Energy Recovery, Inc. *(a)	9,780	83,032
EnerSys	12,647	867,078
Engility Holdings, Inc. *	5,477	139,225
Enphase Energy, Inc. *(a)	20,657	85,727
EnPro Industries, Inc.	5,490	412,574
ESCO Technologies, Inc.	7,044	393,407
Esterline Technologies Corp. *	7,106	510,566
Evoqua Water Technologies Corp. *	20,998	428,989
Fastenal Co.	79,732	3,985,803
Federal Signal Corp.	21,532	466,383
Flowserve Corp.	37,689	1,673,769
Fluor Corp.	41,819	2,465,230
Fortive Corp.	86,632	6,091,096
Fortune Brands Home & Security, Inc.	45,135	2,468,433
Franklin Electric Co., Inc.	13,939	571,499
Gardner Denver Holdings, Inc. *	18,669	590,500
Gates Industrial Corp. plc *	12,500	195,750
GATX Corp.	9,909	646,463
Generac Holdings, Inc. *	19,359	871,349

34
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
General Cable Corp.	13,279	393,722
General Dynamics Corp.	78,283	15,759,151
General Electric Co.	2,459,976	34,611,862
Gibraltar Industries, Inc. *	8,514	299,267
Global Brass & Copper Holdings, Inc.	6,304	189,120
GMS, Inc. *	10,209	318,112
Graco, Inc.	46,821	2,059,656
Granite Construction, Inc.	12,389	648,936
Great Lakes Dredge & Dock Corp. *	19,016	87,474
Griffon Corp.	9,621	191,458
H&E Equipment Services, Inc.	8,366	270,640
Hardinge, Inc.	4,800	88,032
Harris Corp.	33,443	5,231,154
Harsco Corp. *	31,214	638,326
HD Supply Holdings, Inc. *	51,162	1,980,481
HEICO Corp.	11,121	976,980
HEICO Corp., Class A	14,062	1,014,573
Herc Holdings, Inc. *	7,474	393,506
Hexcel Corp.	27,250	1,811,308
Hillenbrand, Inc.	21,496	996,340
Honeywell International, Inc.	212,125	30,690,245
Hubbell, Inc.	14,867	1,544,087
Huntington Ingalls Industries, Inc.	12,613	3,067,608
Hurco Cos., Inc.	2,000	88,400
Hyster-Yale Materials Handling, Inc.	3,600	256,320
IDEX Corp.	20,398	2,726,397
IES Holdings, Inc. *	5,105	86,275
Illinois Tool Works, Inc.	86,908	12,342,674
Ingersoll-Rand plc	71,489	5,997,212
Insteel Industries, Inc.	5,095	153,003
ITT, Inc.	22,427	1,096,456
Jacobs Engineering Group, Inc.	31,313	1,818,972
JELD-WEN Holding, Inc. *	17,703	497,631
John Bean Technologies Corp.	9,183	989,468
Johnson Controls International plc	260,124	8,810,400
Kadant, Inc.	3,001	276,842
Kaman Corp.	7,244	439,276
KBR, Inc.	36,682	612,223
Kennametal, Inc.	21,001	765,486
KLX, Inc. *	13,580	1,062,363
Kratos Defense & Security Solutions, Inc. *	23,630	236,536
L.B. Foster Co., Class A *	3,286	77,385
L3 Technologies, Inc.	22,484	4,404,166
Lawson Products, Inc. *	5,500	127,325
Layne Christensen Co. *	7,551	106,545
Lennox International, Inc.	10,501	2,030,578
Lincoln Electric Holdings, Inc.	17,926	1,485,528
Lindsay Corp.	3,100	272,366
Lockheed Martin Corp.	69,910	22,429,924
Lydall, Inc. *	5,500	245,300
Masco Corp.	88,532	3,352,707
Masonite International Corp. *	7,464	453,065
MasTec, Inc. *	20,254	891,176
Mercury Systems, Inc. *	13,099	420,216
Meritor, Inc. *	27,700	539,319
Milacron Holdings Corp. *	14,339	258,532
Miller Industries, Inc.	8,000	198,000
Moog, Inc., Class A *	10,366	849,701
MRC Global, Inc. *	25,370	475,180
MSC Industrial Direct Co., Inc., Class A	12,000	1,037,280
Mueller Industries, Inc.	15,843	430,613
Mueller Water Products, Inc., Class A	60,641	593,675
MYR Group, Inc. *	4,813	144,390
National Presto Industries, Inc.	1,664	159,328
Navistar International Corp. *	20,382	709,497
NCI Building Systems, Inc. *	10,661	186,568
Nexeo Solutions, Inc. *	17,416	177,469
NN, Inc.	7,751	157,345
Security	Number of Shares	Value ($)
Nordson Corp.	14,068	1,809,145
Northrop Grumman Corp.	49,225	15,852,419
NOW, Inc. *	28,972	351,430
NV5 Global, Inc. *	2,552	150,185
Ocean Power Technologies, Inc. *(a)	10,588	11,647
Omega Flex, Inc.	1,832	119,630
Orbital ATK, Inc.	15,468	2,047,654
Oshkosh Corp.	20,558	1,483,465
Owens Corning	32,919	2,155,865
PACCAR, Inc.	99,520	6,336,438
Park-Ohio Holdings Corp.	3,600	136,440
Parker-Hannifin Corp.	37,051	6,099,336
Patrick Industries, Inc. *	7,425	422,483
Pentair plc	46,320	3,116,410
PGT Innovations, Inc. *	14,061	245,364
Plug Power, Inc. *(a)	54,966	100,588
Powell Industries, Inc.	4,062	122,063
Preformed Line Products Co.	1,000	67,250
Primoris Services Corp.	11,002	281,541
Proto Labs, Inc. *	7,517	895,651
Quanex Building Products Corp.	10,061	172,546
Quanta Services, Inc. *	43,012	1,397,890
Raven Industries, Inc.	9,682	354,361
Raytheon Co.	81,476	16,697,691
RBC Bearings, Inc. *	7,384	859,350
Regal Beloit Corp.	14,886	1,059,883
REV Group, Inc.	7,500	135,375
Rexnord Corp. *	35,010	963,125
Rockwell Automation, Inc.	36,464	5,999,422
Rockwell Collins, Inc.	45,293	6,003,134
Roper Technologies, Inc.	28,723	7,588,329
Rush Enterprises, Inc., Class A *	9,547	389,804
Sensata Technologies Holding plc *	46,437	2,355,285
Simpson Manufacturing Co., Inc.	10,940	598,199
SiteOne Landscape Supply, Inc. *	11,949	818,507
Snap-on, Inc.	15,680	2,277,520
Spartan Motors, Inc.	9,445	168,593
Spirit AeroSystems Holdings, Inc., Class A	31,058	2,496,131
SPX Corp. *	11,597	366,929
SPX FLOW, Inc. *	11,661	524,745
Standex International Corp.	3,623	351,250
Stanley Black & Decker, Inc.	43,004	6,088,936
Sterling Construction Co., Inc. *	7,334	81,627
Sun Hydraulics Corp.	7,476	363,109
Sunrun, Inc. *	19,194	176,969
Teledyne Technologies, Inc. *	10,530	1,970,058
Tennant Co.	4,815	356,310
Terex Corp.	20,670	754,868
Textron, Inc.	73,200	4,548,648
The Boeing Co.	156,234	52,113,413
The Gorman-Rupp Co.	5,141	161,839
The Greenbrier Cos., Inc.	7,476	327,823
The KeyW Holding Corp. *	15,259	118,105
The Manitowoc Co., Inc. *	9,350	230,478
The Middleby Corp. *	15,254	1,919,563
The Timken Co.	17,793	760,651
The Toro Co.	29,469	1,720,695
Thermon Group Holdings, Inc. *	9,500	216,505
Titan International, Inc.	13,787	142,006
Titan Machinery, Inc. *	3,600	69,552
TPI Composites, Inc. *	8,000	181,200
TransDigm Group, Inc.	13,482	4,321,925
Trex Co., Inc. *	8,703	904,068
TriMas Corp. *	12,777	346,257
Trinity Industries, Inc.	41,885	1,334,875
Triton International Ltd.	12,081	374,632
Triumph Group, Inc.	13,175	311,589
Tutor Perini Corp. *	10,360	213,934

35
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Twin Disc, Inc. *	17,900	395,232
United Rentals, Inc. *	24,243	3,636,450
United Technologies Corp.	209,921	25,222,008
Univar, Inc. *	34,000	937,040
Universal Forest Products, Inc.	21,932	699,192
USG Corp. *	23,260	935,750
Valmont Industries, Inc.	7,500	1,065,750
Vectrus, Inc. *	3,418	123,048
Veritiv Corp. *	3,278	124,728
Vicor Corp. *	5,690	203,987
W.W. Grainger, Inc.	14,588	4,104,334
Wabash National Corp.	15,589	312,715
WABCO Holdings, Inc. *	13,779	1,777,353
Wabtec Corp.	23,595	2,095,472
Watsco, Inc.	9,450	1,582,119
Watts Water Technologies, Inc., Class A	7,800	581,100
Welbilt, Inc. *	43,254	828,747
Wesco Aircraft Holdings, Inc. *	13,500	136,350
WESCO International, Inc. *	12,200	726,510
Woodward, Inc.	14,800	1,064,712
Xylem, Inc.	50,558	3,685,678
		577,088,720

Commercial & Professional Services 1.0%
ABM Industries, Inc.	20,417	635,581
Acacia Research Corp. *	15,357	56,053
ACCO Brands Corp.	28,617	344,835
ADT, Inc.	31,000	276,210
Advanced Disposal Services, Inc. *	11,718	258,265
ARC Document Solutions, Inc. *	17,626	38,777
ASGN, Inc. *	14,500	1,169,135
Barrett Business Services, Inc.	2,034	178,016
Brady Corp., Class A	17,765	646,646
Casella Waste Systems, Inc., Class A *	10,622	260,345
CBIZ, Inc. *	19,506	362,812
Cintas Corp.	24,265	4,132,329
Clean Harbors, Inc. *	17,530	802,874
CompX International, Inc.	2,000	27,500
Copart, Inc. *	54,981	2,808,429
CoStar Group, Inc. *	10,155	3,723,432
Covanta Holding Corp.	48,068	716,213
CRA International, Inc.	2,572	145,241
Deluxe Corp.	14,100	966,414
Ennis, Inc.	6,500	116,350
Equifax, Inc.	33,116	3,710,648
Essendant, Inc.	11,610	86,378
Exponent, Inc.	8,799	760,234
Forrester Research, Inc.	3,376	134,365
Franklin Covey Co. *	3,246	79,202
FTI Consulting, Inc. *	9,772	570,685
GP Strategies Corp. *	5,086	106,043
Healthcare Services Group, Inc.	19,065	736,481
Heidrick & Struggles International, Inc.	5,000	188,250
Heritage-Crystal Clean, Inc. *	3,533	74,723
Herman Miller, Inc.	16,057	492,950
HNI Corp.	12,700	424,053
Huron Consulting Group, Inc. *	6,161	230,729
ICF International, Inc.	5,209	349,524
IHS Markit Ltd. *	101,160	4,969,991
InnerWorkings, Inc. *	14,385	145,288
Insperity, Inc.	12,562	1,008,100
Interface, Inc.	16,430	361,460
KAR Auction Services, Inc.	39,829	2,070,710
Kelly Services, Inc., Class A	8,553	250,261
Kforce, Inc.	7,105	188,638
Kimball International, Inc., Class B	11,882	196,291
Knoll, Inc.	13,937	265,779
Security	Number of Shares	Value ($)
Korn/Ferry International	14,678	784,686
LSC Communications, Inc.	9,950	173,926
ManpowerGroup, Inc.	18,225	1,744,497
Mastech Digital, Inc. *	675	9,889
Matthews International Corp., Class A	8,683	426,769
McGrath RentCorp	6,705	395,126
Mistras Group, Inc. *	4,000	77,880
Mobile Mini, Inc.	14,664	615,888
MSA Safety, Inc.	10,100	877,084
Multi-Color Corp.	3,869	251,291
Navigant Consulting, Inc. *	14,000	299,460
Nielsen Holdings plc	95,904	3,016,181
NL Industries, Inc. *	2,728	20,869
Pitney Bowes, Inc.	48,086	491,439
Quad Graphics, Inc.	9,800	242,158
Republic Services, Inc.	62,682	4,054,272
Resources Connection, Inc.	11,300	176,845
Robert Half International, Inc.	34,482	2,094,781
Rollins, Inc.	28,841	1,399,365
RPX Corp.	14,030	151,945
RR Donnelley & Sons Co.	19,875	167,944
SP Plus Corp. *	8,505	298,951
Steelcase, Inc., Class A	23,740	314,555
Stericycle, Inc. *	24,369	1,430,704
Team, Inc. *	8,225	139,414
Tetra Tech, Inc.	17,094	827,350
The Brink's Co.	14,439	1,065,598
The Dun & Bradstreet Corp.	9,590	1,105,823
TransUnion *	40,525	2,630,478
TriNet Group, Inc. *	11,600	599,140
TrueBlue, Inc. *	11,509	306,715
UniFirst Corp.	4,178	670,987
US Ecology, Inc.	6,087	324,437
Verisk Analytics, Inc. *	43,315	4,610,882
Viad Corp.	5,623	285,367
Virco Manufacturing Corp.	1,170	4,914
VSE Corp.	2,601	133,405
WageWorks, Inc. *	10,466	435,909
Waste Management, Inc.	112,236	9,123,664
Willdan Group, Inc. *	2,299	65,751
		76,912,579

Consumer Durables & Apparel 1.4%
Acushnet Holdings Corp.	11,316	273,395
American Outdoor Brands Corp. *	15,020	165,220
AV Homes, Inc. *	3,602	59,973
Bassett Furniture Industries, Inc.	3,278	95,226
Beazer Homes USA, Inc. *	10,835	159,058
Brunswick Corp.	24,580	1,471,850
Callaway Golf Co.	24,256	418,659
Carter's, Inc.	11,972	1,201,031
Cavco Industries, Inc. *	2,326	396,234
Century Communities, Inc. *	5,000	153,750
Columbia Sportswear Co.	7,973	661,839
Crocs, Inc. *	19,188	303,170
CSS Industries, Inc.	2,830	48,280
Culp, Inc.	3,615	106,823
D.R. Horton, Inc.	99,590	4,395,903
Deckers Outdoor Corp. *	9,527	888,488
Ethan Allen Interiors, Inc.	7,014	154,659
Flexsteel Industries, Inc.	1,900	69,654
Fossil Group, Inc. *	17,062	255,077
G-III Apparel Group Ltd. *	11,300	412,337
Garmin Ltd.	30,481	1,788,320
GoPro, Inc., Class A *(a)	29,104	147,266
Hamilton Beach Brands Holding Co., Class A	1,750	38,938

36
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Hanesbrands, Inc.	109,719	2,026,510
Hasbro, Inc.	32,045	2,822,844
Helen of Troy Ltd. *	7,206	642,415
Hooker Furniture Corp.	3,341	126,123
Hovnanian Enterprises, Inc., Class A *	50,500	101,505
Installed Building Products, Inc. *	5,600	323,120
iRobot Corp. *	10,200	595,272
Johnson Outdoors, Inc., Class A	1,700	110,092
KB Home	21,260	564,453
La-Z-Boy, Inc.	13,049	375,811
Leggett & Platt, Inc.	38,800	1,573,340
Lennar Corp., B Shares	6,734	287,474
Lennar Corp., Class A	76,422	4,041,960
LGI Homes, Inc. *	4,573	316,452
Libbey, Inc.	7,232	41,367
lululemon Athletica, Inc. *	26,345	2,629,231
M.D.C. Holdings, Inc.	11,441	331,903
M/I Homes, Inc. *	7,028	214,213
Malibu Boats, Inc., Class A *	5,340	179,958
Marine Products Corp.	3,933	59,664
Mattel, Inc.	96,235	1,424,278
MCBC Holdings, Inc. *	4,993	119,832
Meritage Homes Corp. *	9,869	439,170
Michael Kors Holdings Ltd. *	43,800	2,996,796
Mohawk Industries, Inc. *	18,053	3,788,964
Movado Group, Inc.	5,800	228,810
Nautilus, Inc. *	9,825	142,954
Newell Brands, Inc.	140,548	3,883,341
NIKE, Inc., Class B	367,096	25,105,695
Nova Lifestyle, Inc. *(a)	7,374	12,757
NVR, Inc. *	956	2,963,600
Oxford Industries, Inc.	4,425	340,902
Perry Ellis International, Inc. *	5,500	142,725
PICO Holdings, Inc. *	7,559	91,086
Polaris Industries, Inc.	17,801	1,865,901
PulteGroup, Inc.	74,276	2,255,019
PVH Corp.	21,607	3,449,990
Ralph Lauren Corp.	15,869	1,743,210
Roku, Inc. *	4,751	154,598
Sequential Brands Group, Inc. *	18,160	35,049
Skechers U.S.A., Inc., Class A *	38,589	1,099,786
Steven Madden Ltd.	14,112	680,904
Sturm, Ruger & Co., Inc.	4,705	259,951
Superior Uniform Group, Inc.	3,200	85,824
Tapestry, Inc.	82,915	4,458,340
Taylor Morrison Home Corp., Class A *	33,163	787,953
Tempur Sealy International, Inc. *	14,141	632,810
Toll Brothers, Inc.	37,341	1,574,297
TopBuild Corp. *	11,181	891,126
TRI Pointe Group, Inc. *	46,976	803,759
Tupperware Brands Corp.	12,963	577,631
Under Armour, Inc., Class A *(a)	55,082	978,256
Under Armour, Inc., Class C *	44,269	679,529
Unifi, Inc. *	5,045	149,382
Universal Electronics, Inc. *	4,081	188,950
Vera Bradley, Inc. *	5,909	67,244
VF Corp.	94,750	7,662,432
Vista Outdoor, Inc. *	17,574	294,365
Vuzix Corp. *(a)	7,800	48,750
Whirlpool Corp.	20,421	3,164,234
William Lyon Homes, Class A *	6,362	170,883
Wolverine World Wide, Inc.	25,060	750,798
ZAGG, Inc. *	8,000	89,600
		108,310,338

Security	Number of Shares	Value ($)
Consumer Services 2.3%
Adtalem Global Education, Inc. *	15,849	754,412
American Public Education, Inc. *	5,600	225,680
Aramark	69,052	2,581,854
BBX Capital Corp.	20,416	203,752
Belmond Ltd., Class A *	33,013	353,239
Biglari Holdings, Inc. *	376	128,690
BJ's Restaurants, Inc.	5,241	292,710
Bloomin' Brands, Inc.	24,222	573,093
Bojangles', Inc. *	4,900	72,275
Boyd Gaming Corp.	24,400	810,324
Bridgepoint Education, Inc. *	13,700	80,008
Bright Horizons Family Solutions, Inc. *	16,412	1,557,171
Brinker International, Inc.	12,650	551,413
Caesars Entertainment Corp. *	37,602	426,783
Capella Education Co.	4,900	449,575
Career Education Corp. *	18,555	240,658
Carnival Corp.	114,727	7,234,685
Carriage Services, Inc.	4,171	108,571
Carrols Restaurant Group, Inc. *	10,038	103,391
Chegg, Inc. *	21,913	508,601
Chipotle Mexican Grill, Inc. *	6,834	2,893,037
Choice Hotels International, Inc.	9,798	784,330
Churchill Downs, Inc.	3,171	870,757
Chuy's Holdings, Inc. *	6,760	193,336
Cracker Barrel Old Country Store, Inc. (a)	6,850	1,127,441
Darden Restaurants, Inc.	33,645	3,124,275
Dave & Buster's Entertainment, Inc. *	15,703	667,220
Del Frisco's Restaurant Group, Inc. *	6,885	109,472
Del Taco Restaurants, Inc. *	8,895	99,268
Denny's Corp. *	21,100	369,461
Dine Brands Global, Inc.	5,087	403,603
Domino's Pizza, Inc.	12,497	3,020,900
Dover Motorsports, Inc.	1,400	2,870
Drive Shack, Inc. *	17,215	93,477
Dunkin' Brands Group, Inc.	23,447	1,429,329
Eldorado Resorts, Inc. *	16,256	658,368
Extended Stay America, Inc.	55,942	1,095,344
Fiesta Restaurant Group, Inc. *	7,980	167,580
Golden Entertainment, Inc. *	3,400	90,950
Graham Holdings Co., Class B	1,203	725,469
Grand Canyon Education, Inc. *	13,645	1,418,944
H&R Block, Inc.	59,000	1,631,350
Hilton Grand Vacations, Inc. *	27,358	1,176,394
Hilton Worldwide Holdings, Inc.	79,082	6,234,825
Houghton Mifflin Harcourt Co. *	27,761	188,775
Hyatt Hotels Corp., Class A	14,375	1,105,006
ILG, Inc.	31,176	1,064,037
International Speedway Corp., Class A	9,345	384,079
J Alexander's Holdings, Inc. *	6,429	76,827
Jack in the Box, Inc.	8,809	790,167
K12, Inc. *	12,100	185,130
La Quinta Holdings, Inc. *	28,898	564,667
Las Vegas Sands Corp.	102,727	7,532,971
Laureate Education, Inc., Class A *	9,637	136,074
Lindblad Expeditions Holdings, Inc. *	7,500	82,125
Luby's, Inc. *	6,900	17,802
Marriott International, Inc., Class A	84,239	11,513,787
Marriott Vacations Worldwide Corp.	6,915	847,848
McDonald's Corp.	224,985	37,671,488
MGM Resorts International	144,509	4,540,473
Monarch Casino & Resort, Inc. *	3,610	154,003
Norwegian Cruise Line Holdings Ltd. *	60,708	3,246,057
Papa John's International, Inc.	7,000	434,000
Penn National Gaming, Inc. *	25,469	771,965
Pinnacle Entertainment, Inc. *	14,608	469,209
Planet Fitness, Inc., Class A *	27,698	1,115,952

37
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Playa Hotels & Resorts N.V. *	16,995	175,049
Potbelly Corp. *	7,813	93,365
RCI Hospitality Holdings, Inc.	2,500	67,975
Red Lion Hotels Corp. *	7,000	68,950
Red Robin Gourmet Burgers, Inc. *	3,624	225,956
Red Rock Resorts, Inc., Class A	20,893	630,760
Regis Corp. *	10,203	159,371
Royal Caribbean Cruises Ltd.	48,719	5,270,909
Ruth's Hospitality Group, Inc.	8,981	241,140
Scientific Games Corp., Class A *	16,071	856,584
SeaWorld Entertainment, Inc. *(a)	18,590	280,523
Service Corp. International	55,833	2,038,463
ServiceMaster Global Holdings, Inc. *	36,674	1,855,704
Shake Shack, Inc., Class A *	4,957	236,003
Six Flags Entertainment Corp.	22,200	1,403,928
Sonic Corp.	10,721	277,781
Sotheby's *	13,336	704,141
Speedway Motorsports, Inc.	4,350	76,778
Starbucks Corp.	395,857	22,789,487
Strayer Education, Inc.	2,806	294,826
Texas Roadhouse, Inc.	19,254	1,233,796
The Cheesecake Factory, Inc.	11,134	578,411
The Wendy's Co.	47,807	800,289
Vail Resorts, Inc.	11,177	2,562,998
Weight Watchers International, Inc. *	8,400	588,420
Wingstop, Inc.	7,958	388,828
Wyndham Worldwide Corp.	28,283	3,230,201
Wynn Resorts Ltd.	23,885	4,447,148
Yum! Brands, Inc.	93,936	8,181,826
Zoe's Kitchen, Inc. *	5,678	83,751
		178,380,688

Diversified Financials 5.4%
Affiliated Managers Group, Inc.	14,912	2,458,392
AG Mortgage Investment Trust, Inc.	8,935	157,971
AGNC Investment Corp.	117,460	2,222,343
Ally Financial, Inc.	118,959	3,104,830
American Express Co.	204,617	20,205,929
Ameriprise Financial, Inc.	41,530	5,822,921
Annaly Capital Management, Inc.	319,757	3,315,880
Anworth Mortgage Asset Corp.	31,362	148,342
Apollo Commercial Real Estate Finance, Inc.	22,764	410,207
Arbor Realty Trust, Inc.	14,812	129,753
Ares Commercial Real Estate Corp.	10,752	131,497
Arlington Asset Investment Corp., Class A	6,941	79,405
ARMOUR Residential REIT, Inc.	10,820	244,857
Artisan Partners Asset Management, Inc., Class A	15,326	492,731
Associated Capital Group, Inc., Class A	3,400	122,910
Asta Funding, Inc.	6,000	21,000
Atlanticus Holdings Corp. *	4,629	10,138
B. Riley Financial, Inc.	10,000	206,500
Berkshire Hathaway, Inc., Class B *	543,352	105,263,583
BGC Partners, Inc., Class A	68,800	919,168
BlackRock, Inc.	34,984	18,244,156
Blackstone Mortgage Trust, Inc., Class A	27,702	854,607
Cannae Holdings, Inc. *	23,093	477,101
Capital One Financial Corp.	138,100	12,514,622
Capstead Mortgage Corp.	28,021	246,585
Cboe Global Markets, Inc.	32,150	3,432,977
Chimera Investment Corp.	59,540	1,041,355
CME Group, Inc.	95,513	15,060,490
Cohen & Steers, Inc.	6,489	260,209
Cowen, Inc. *	8,211	127,271
Credit Acceptance Corp. *	3,400	1,124,856
CYS Investments, Inc.	57,924	415,315
Security	Number of Shares	Value ($)
Diamond Hill Investment Group, Inc.	1,017	198,742
Discover Financial Services	98,068	6,987,345
Donnelley Financial Solutions, Inc. *	9,665	177,836
Dynex Capital, Inc.	14,397	94,732
E*TRADE Financial Corp. *	75,945	4,608,343
Eaton Vance Corp.	34,000	1,849,260
Encore Capital Group, Inc. *	6,419	286,287
Enova International, Inc. *	10,313	302,171
Evercore, Inc., Class A	12,127	1,227,859
EZCORP, Inc., Class A *	14,614	200,212
FactSet Research Systems, Inc.	10,658	2,015,534
Federated Investors, Inc., Class B	24,708	654,021
FGL Holdings *	42,000	400,260
Financial Engines, Inc.	20,113	898,045
FirstCash, Inc.	14,968	1,297,726
Franklin Resources, Inc.	90,192	3,034,059
GAMCO Investors, Inc., Class A	3,400	87,210
Granite Point Mortgage Trust, Inc.	10,139	168,713
Great Ajax Corp.	5,000	67,200
Green Dot Corp., Class A *	13,949	848,239
Greenhill & Co., Inc.	6,539	132,742
Hamilton Lane, Inc., Class A	4,372	182,968
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,711	285,541
Houlihan Lokey, Inc.	8,090	360,005
Interactive Brokers Group, Inc., Class A	20,378	1,512,048
Intercontinental Exchange, Inc.	164,316	11,906,337
INTL. FCStone, Inc. *	4,437	198,866
Invesco Ltd.	114,387	3,313,791
Invesco Mortgage Capital, Inc.	27,466	445,773
Investment Technology Group, Inc.	10,065	203,514
Janus Henderson Group plc	51,223	1,618,135
KKR Real Estate Finance Trust, Inc.	5,000	98,550
Ladder Capital Corp.	24,593	341,843
Ladenburg Thalmann Financial Services, Inc.	36,436	120,968
Lazard Ltd., Class A	36,225	1,971,364
Legg Mason, Inc.	25,882	1,027,515
LendingClub Corp. *	99,080	266,525
Leucadia National Corp.	85,275	2,050,011
LPL Financial Holdings, Inc.	25,721	1,557,921
MarketAxess Holdings, Inc.	10,362	2,058,204
Marlin Business Services Corp.	4,000	109,600
MFA Financial, Inc.	120,128	903,363
Moelis & Co., Class A	10,644	572,647
Moody's Corp.	47,173	7,651,461
Morgan Stanley	389,725	20,117,604
Morningstar, Inc.	6,600	716,628
MSCI, Inc.	25,058	3,754,440
MTGE Investment Corp.	14,600	264,990
Nasdaq, Inc.	33,507	2,959,338
Navient Corp.	86,900	1,152,294
Nelnet, Inc., Class A	5,544	292,779
New Residential Investment Corp.	95,095	1,662,261
New York Mortgage Trust, Inc. (a)	31,075	188,314
Northern Trust Corp.	60,825	6,493,069
On Deck Capital, Inc. *	20,000	105,000
OneMain Holdings, Inc. *	20,012	617,370
Oppenheimer Holdings, Inc., Class A	3,500	93,975
Orchid Island Capital, Inc. (a)	12,908	90,356
PennyMac Mortgage Investment Trust	17,846	313,911
Piper Jaffray Cos.	3,950	276,697
PJT Partners, Inc., Class A	5,047	280,058
PRA Group, Inc. *	12,232	435,459
Raymond James Financial, Inc.	37,313	3,348,842
Redwood Trust, Inc.	27,300	418,782
Regional Management Corp. *	3,000	98,610
Resource Capital Corp.	9,433	92,066

38
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
S&P Global, Inc.	71,817	13,544,686
Safeguard Scientifics, Inc. *	7,000	90,650
Santander Consumer USA Holdings, Inc.	30,828	568,777
SEI Investments Co.	35,629	2,252,822
SLM Corp. *	127,370	1,462,208
Starwood Property Trust, Inc.	71,282	1,494,071
State Street Corp.	104,853	10,462,232
Stifel Financial Corp.	21,305	1,241,655
Sutherland Asset Management Corp.	5,000	72,000
Synchrony Financial	203,763	6,758,819
T. Rowe Price Group, Inc.	68,238	7,766,849
TD Ameritrade Holding Corp.	78,061	4,534,563
The Bank of New York Mellon Corp.	285,600	15,568,056
The Charles Schwab Corp. (b)	334,770	18,639,994
The Goldman Sachs Group, Inc.	99,700	23,761,501
TPG RE Finance Trust, Inc.	3,500	69,265
Two Harbors Investment Corp.	52,308	798,220
Virtu Financial, Inc., Class A	12,058	434,088
Virtus Investment Partners, Inc.	1,996	230,239
Voya Financial, Inc.	50,094	2,622,421
Waddell & Reed Financial, Inc., Class A	21,893	443,114
Western Asset Mortgage Capital Corp.	14,407	143,350
Westwood Holdings Group, Inc.	2,653	153,821
WisdomTree Investments, Inc.	30,785	325,397
World Acceptance Corp. *	1,677	171,892
		420,944,920

Energy 6.0%
Abraxas Petroleum Corp. *	53,135	151,966
Adams Resources & Energy, Inc.	1,166	53,403
Alta Mesa Resources, Inc. *	30,000	225,000
Anadarko Petroleum Corp.	155,611	10,475,733
Andeavor	40,774	5,639,860
Antero Resources Corp. *	62,000	1,178,000
Apache Corp.	106,138	4,346,351
Arch Coal, Inc., Class A	6,370	514,887
Archrock, Inc.	44,914	485,071
Baker Hughes, a GE Co.	117,006	4,225,087
Basic Energy Services, Inc. *	6,128	99,151
Bonanza Creek Energy, Inc. *	5,381	163,206
Bristow Group, Inc.	8,868	142,331
C&J Energy Services, Inc. *	16,763	500,543
Cabot Oil & Gas Corp.	127,962	3,059,571
Cactus, Inc., Class A *	10,000	287,100
California Resources Corp. *	10,379	264,146
Callon Petroleum Co. *	63,129	878,124
Carrizo Oil & Gas, Inc. *	20,687	415,188
Centennial Resource Development, Inc., Class A *	52,422	969,807
Cheniere Energy, Inc. *	56,805	3,303,779
Chesapeake Energy Corp. *(a)	239,129	710,213
Chevron Corp.	539,258	67,466,568
Cimarex Energy Co.	26,070	2,622,381
Cloud Peak Energy, Inc. *	22,147	70,649
CNX Resources Corp. *	57,820	859,205
Comstock Resources, Inc. *(a)	10,160	70,409
Concho Resources, Inc. *	41,966	6,597,475
ConocoPhillips	332,462	21,776,261
CONSOL Energy, Inc. *	6,970	219,207
Continental Resources, Inc. *	25,700	1,697,742
Core Laboratories N.V.	12,494	1,529,890
CVR Energy, Inc. (a)	5,100	175,950
Delek US Holdings, Inc.	21,919	1,038,303
Denbury Resources, Inc. *	103,025	338,952
Devon Energy Corp.	152,407	5,536,946
Diamond Offshore Drilling, Inc. *(a)	16,951	311,729
Diamondback Energy, Inc. *	28,252	3,628,969
Security	Number of Shares	Value ($)
Dorian LPG Ltd. *	1,074	7,722
Dril-Quip, Inc. *	9,836	407,702
Energen Corp. *	29,377	1,922,431
Ensco plc, Class A	112,063	633,156
EOG Resources, Inc.	163,332	19,300,942
EQT Corp.	67,356	3,380,598
Era Group, Inc. *	6,921	73,017
Exterran Corp. *	8,904	260,798
Extraction Oil & Gas, Inc. *	42,507	600,199
Exxon Mobil Corp.	1,196,140	92,999,885
Fairmount Santrol Holdings, Inc. *	42,338	232,859
Forum Energy Technologies, Inc. *	19,571	246,595
Frank's International N.V.	17,486	122,227
FTS International, Inc. *	10,000	199,700
Gastar Exploration, Inc. *	61,832	42,046
Gener8 Maritime, Inc. *	23,934	137,860
Geospace Technologies Corp. *	4,643	48,937
Gevo, Inc. *(a)	301,600	108,546
Green Plains, Inc.	9,300	172,980
Gulf Island Fabrication, Inc.	4,100	41,000
Gulfport Energy Corp. *	43,693	406,345
Halcon Resources Corp. *	40,012	214,864
Halliburton Co.	248,310	13,157,947
Helix Energy Solutions Group, Inc. *	39,464	304,662
Helmerich & Payne, Inc.	30,706	2,135,602
Hess Corp.	78,099	4,450,862
HighPoint Resources Corp. *	21,405	147,909
HollyFrontier Corp.	50,448	3,061,689
International Seaways, Inc. *	8,291	166,898
ION Geophysical Corp. *	2,790	80,352
Jagged Peak Energy, Inc. *	10,987	157,444
Keane Group, Inc. *	20,667	321,372
Kinder Morgan, Inc.	538,117	8,513,011
Kosmos Energy Ltd. *	93,484	658,127
Laredo Petroleum, Inc. *	35,379	389,169
Mammoth Energy Services, Inc. *	4,000	129,920
Marathon Oil Corp.	248,050	4,526,913
Marathon Petroleum Corp.	133,710	10,016,216
Matador Resources Co. *	29,802	975,718
Matrix Service Co. *	8,000	123,200
McDermott International, Inc. *	74,593	492,314
Midstates Petroleum Co., Inc. *	7,777	108,800
Murphy Oil Corp.	46,367	1,396,110
Nabors Industries Ltd.	87,011	662,154
NACCO Industries, Inc., Class A	1,900	70,015
National Oilwell Varco, Inc.	105,307	4,072,222
Natural Gas Services Group, Inc. *	4,213	101,533
Newfield Exploration Co. *	55,300	1,647,940
Newpark Resources, Inc. *	36,550	383,775
Noble Corp. plc *	64,738	302,327
Noble Energy, Inc.	136,536	4,619,013
Oasis Petroleum, Inc. *	75,392	831,574
Occidental Petroleum Corp.	215,951	16,684,374
Oceaneering International, Inc.	31,910	677,768
Oil States International, Inc. *	19,662	706,849
ONEOK, Inc.	114,480	6,893,986
Pacific Ethanol, Inc. *	10,200	35,700
Panhandle Oil & Gas, Inc., Class A	6,200	120,590
Par Pacific Holdings, Inc. *	6,744	113,771
Parsley Energy, Inc., Class A *	73,125	2,195,944
Patterson-UTI Energy, Inc.	65,529	1,403,631
PBF Energy, Inc., Class A	32,209	1,234,571
PDC Energy, Inc. *	19,571	1,047,831
Peabody Energy Corp.	30,793	1,134,722
Penn Virginia Corp. *	3,770	175,003
PHI, Inc. - Non Voting Shares *	4,000	50,120
Phillips 66	117,167	13,041,859
Pioneer Energy Services Corp. *	30,366	104,763

39
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Pioneer Natural Resources Co.	48,299	9,734,663
ProPetro Holding Corp. *	15,890	290,787
QEP Resources, Inc. *	63,158	769,264
Range Resources Corp.	66,507	921,122
Renewable Energy Group, Inc. *	9,517	122,769
Resolute Energy Corp. *(a)	5,506	183,845
REX American Resources Corp. *	1,646	123,088
RigNet, Inc. *	4,141	62,529
Ring Energy, Inc. *	14,004	234,147
Rowan Cos. plc, Class A *	28,816	416,103
RPC, Inc. (a)	21,418	385,738
RSP Permian, Inc. *	35,709	1,771,524
Sanchez Energy Corp. *(a)	20,919	64,221
SandRidge Energy, Inc. *	9,649	140,296
Schlumberger Ltd.	390,361	26,763,150
SEACOR Holdings, Inc. *	4,850	265,974
SEACOR Marine Holdings, Inc. *	4,876	115,512
Select Energy Services, Inc., Class A *	18,138	272,977
SemGroup Corp., Class A	17,476	439,521
SM Energy Co.	26,956	645,596
Solaris Oilfield Infrastructure, Inc., Class A *	5,765	108,382
Southwestern Energy Co. *	134,695	552,250
SRC Energy, Inc. *	63,800	704,352
Stone Energy Corp. *	5,000	178,000
Superior Energy Services, Inc. *	41,000	439,930
Synthesis Energy Systems, Inc. *	31,826	99,297
Targa Resources Corp.	63,337	2,974,939
TechnipFMC plc	125,004	4,120,132
Tellurian, Inc. *(a)	16,123	153,491
TETRA Technologies, Inc. *	33,023	129,780
The Williams Cos., Inc.	233,325	6,003,452
Tidewater, Inc. *	5,957	204,087
Transocean Ltd. *	124,217	1,536,564
Ultra Petroleum Corp. *	51,863	125,508
Unit Corp. *	14,188	321,784
Uranium Energy Corp. *(a)	39,550	59,721
US Silica Holdings, Inc.	21,204	638,452
Valero Energy Corp.	122,077	13,542,002
W&T Offshore, Inc. *	25,000	152,500
Weatherford International plc *	301,607	889,741
Whiting Petroleum Corp. *	23,553	961,434
WildHorse Resource Development Corp. *	6,671	174,447
World Fuel Services Corp.	22,400	480,928
WPX Energy, Inc. *	115,728	1,977,792
		463,467,623

Food & Staples Retailing 1.3%
Casey's General Stores, Inc.	10,991	1,061,731
Costco Wholesale Corp.	124,007	24,449,220
Ingles Markets, Inc., Class A	4,200	143,850
Performance Food Group Co. *	28,895	937,643
PriceSmart, Inc.	7,280	637,728
Rite Aid Corp. *	315,580	527,019
SpartanNash, Co.	10,256	186,454
Sprouts Farmers Market, Inc. *	37,162	930,165
SUPERVALU, Inc. *	10,421	182,472
Sysco Corp.	133,345	8,339,396
The Andersons, Inc.	7,371	240,663
The Chefs' Warehouse, Inc. *	5,869	142,323
The Kroger Co.	246,001	6,196,765
U.S. Foods Holding Corp. *	41,396	1,414,915
United Natural Foods, Inc. *	13,438	604,979
Walgreens Boots Alliance, Inc.	240,110	15,955,309
Security	Number of Shares	Value ($)
Walmart, Inc.	409,919	36,261,435
Weis Markets, Inc.	4,797	220,758
		98,432,825

Food, Beverage & Tobacco 3.6%
Alico, Inc.	2,000	64,600
Alliance One International, Inc. *	2,460	51,414
Altria Group, Inc.	537,081	30,135,615
Archer-Daniels-Midland Co.	155,563	7,059,449
B&G Foods, Inc. (a)	17,444	396,851
Brown-Forman Corp., Class A	16,000	853,920
Brown-Forman Corp., Class B	75,390	4,224,856
Bunge Ltd.	41,200	2,975,876
Cal-Maine Foods, Inc. *	8,085	393,739
Calavo Growers, Inc.	4,289	401,879
Campbell Soup Co.	52,932	2,158,567
Coca-Cola Bottling Co. Consolidated	1,248	210,151
ConAgra Brands, Inc.	110,633	4,101,165
Constellation Brands, Inc., Class A	47,975	11,184,412
Craft Brew Alliance, Inc. *	3,000	57,900
Darling Ingredients, Inc. *	49,053	840,768
Dean Foods Co.	26,756	230,369
Dr Pepper Snapple Group, Inc.	49,900	5,986,004
Farmer Brothers Co. *	4,500	127,575
Flowers Foods, Inc.	54,834	1,239,797
Fresh Del Monte Produce, Inc.	9,062	445,397
Freshpet, Inc. *	6,900	136,620
General Mills, Inc.	161,842	7,078,969
Hormel Foods Corp.	73,399	2,660,714
Hostess Brands, Inc. *	20,300	285,215
Ingredion, Inc.	21,300	2,579,217
J&J Snack Foods Corp.	4,866	668,637
John B. Sanfilippo & Son, Inc.	2,559	145,581
Kellogg Co.	70,077	4,127,535
Lamb Weston Holdings, Inc.	40,264	2,630,044
Lancaster Colony Corp.	6,700	841,453
Landec Corp. *	9,100	121,030
Limoneira Co.	2,900	67,512
McCormick & Co., Inc. - Non Voting Shares	35,077	3,697,467
MGP Ingredients, Inc.	3,577	342,641
Molson Coors Brewing Co., Class B	51,386	3,660,739
Mondelez International, Inc., Class A	417,470	16,490,065
Monster Beverage Corp. *	115,585	6,357,175
National Beverage Corp.	3,177	280,720
PepsiCo, Inc.	401,802	40,557,894
Philip Morris International, Inc.	438,889	35,988,898
Pilgrim's Pride Corp. *	13,606	293,890
Pinnacle Foods, Inc.	32,400	1,956,960
Post Holdings, Inc. *	20,313	1,616,305
Primo Water Corp. *	8,605	112,209
Rocky Mountain Chocolate Factory, Inc.	3,427	39,787
Sanderson Farms, Inc.	6,041	671,518
Seaboard Corp.	100	400,705
Seneca Foods Corp., Class A *	2,000	55,100
The Boston Beer Co., Inc., Class A *	2,942	659,449
The Coca-Cola Co.	1,083,494	46,817,776
The Hain Celestial Group, Inc. *	29,912	871,337
The Hershey Co.	37,897	3,484,250
The JM Smucker Co.	32,947	3,758,594
The Kraft Heinz Co.	169,549	9,559,173
The Simply Good Foods Co. *	13,000	168,480
Tootsie Roll Industries, Inc. (a)	5,432	155,084
TreeHouse Foods, Inc. *	14,730	567,105
Turning Point Brands, Inc.	7,000	148,540
Tyson Foods, Inc., Class A	82,899	5,811,220

40
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Universal Corp.	10,100	475,205
Vector Group Ltd.	30,725	599,137
		280,080,254

Health Care Equipment & Services 6.0%
Abaxis, Inc.	6,530	434,702
Abbott Laboratories	489,311	28,443,648
ABIOMED, Inc. *	12,003	3,612,303
Acadia Healthcare Co., Inc. *	24,116	858,047
Accuray, Inc. *	28,423	142,115
Aceto Corp.	7,900	19,908
Addus HomeCare Corp. *	2,079	109,148
Aetna, Inc.	92,175	16,503,934
Align Technology, Inc. *	20,700	5,171,895
Allscripts Healthcare Solutions, Inc. *	47,175	548,174
Amedisys, Inc. *	7,656	505,985
American Renal Associates Holdings, Inc. *	4,023	58,937
AmerisourceBergen Corp.	46,661	4,226,553
AMN Healthcare Services, Inc. *	15,100	1,009,435
Analogic Corp.	3,529	293,260
AngioDynamics, Inc. *	11,557	223,975
Anika Therapeutics, Inc. *	4,606	202,710
Antares Pharma, Inc. *	48,097	112,547
Anthem, Inc.	71,722	16,925,675
athenahealth, Inc. *	11,300	1,383,911
AtriCure, Inc. *	9,515	211,518
Atrion Corp.	475	295,498
AxoGen, Inc. *	10,800	429,840
Baxter International, Inc.	140,587	9,770,796
Becton, Dickinson & Co.	75,051	17,402,075
BioScrip, Inc. *	36,021	94,735
BioTelemetry, Inc. *	7,518	287,188
Boston Scientific Corp. *	390,352	11,210,909
Brookdale Senior Living, Inc. *	51,725	374,489
Cantel Medical Corp.	10,504	1,177,183
Capital Senior Living Corp. *	8,394	98,630
Cardinal Health, Inc.	89,582	5,748,477
Cardiovascular Systems, Inc. *	9,899	226,192
Centene Corp. *	49,554	5,380,573
Cerner Corp. *	89,491	5,212,851
Cerus Corp. *	33,302	173,170
Chemed Corp.	4,674	1,440,620
Cigna Corp.	68,257	11,727,918
Civitas Solutions, Inc. *	5,560	79,230
Community Health Systems, Inc. *	28,066	106,089
Computer Programs & Systems, Inc.	3,600	107,460
ConforMIS, Inc. *	16,943	21,941
CONMED Corp.	7,300	474,719
Corindus Vascular Robotics, Inc. *(a)	28,381	29,516
CorVel Corp. *	2,700	132,435
Cotiviti Holdings, Inc. *	10,351	357,524
Cross Country Healthcare, Inc. *	12,500	157,250
CryoLife, Inc. *	9,050	203,173
Cutera, Inc. *	4,219	211,583
CVS Health Corp.	287,859	20,101,194
Danaher Corp.	172,408	17,295,971
DaVita, Inc. *	40,500	2,542,995
DENTSPLY SIRONA, Inc.	63,540	3,198,604
DexCom, Inc. *	24,599	1,800,155
Diplomat Pharmacy, Inc. *	12,923	281,592
Edwards Lifesciences Corp. *	59,165	7,535,254
Encompass Health Corp.	27,638	1,680,943
Endologix, Inc. *	22,949	98,910
Envision Healthcare Corp. *	35,164	1,307,046
Evolent Health, Inc., Class A *	16,158	266,607
Express Scripts Holding Co. *	159,183	12,050,153
Security	Number of Shares	Value ($)
Five Star Senior Living, Inc. *	14,335	17,202
GenMark Diagnostics, Inc. *	23,500	147,110
Glaukos Corp. *	8,377	282,137
Globus Medical, Inc., Class A *	21,429	1,096,951
Haemonetics Corp. *	15,566	1,214,771
Halyard Health, Inc. *	12,275	581,467
HCA Healthcare, Inc.	79,108	7,573,800
HealthEquity, Inc. *	14,400	945,648
HealthStream, Inc.	6,800	157,692
Henry Schein, Inc. *	44,497	3,381,772
Heska Corp. *	1,591	129,857
Hill-Rom Holdings, Inc.	18,687	1,603,905
HMS Holdings Corp. *	34,018	612,664
Hologic, Inc. *	77,850	3,019,801
Humana, Inc.	38,945	11,456,840
ICU Medical, Inc. *	4,711	1,185,759
IDEXX Laboratories, Inc. *	25,100	4,881,699
Inogen, Inc. *	5,517	775,580
Inovalon Holdings, Inc., Class A *	17,744	187,199
Insulet Corp. *	16,748	1,440,328
Integer Holdings Corp. *	7,675	421,358
Integra LifeSciences Holdings Corp. *	17,400	1,072,362
Intuitive Surgical, Inc. *	31,561	13,911,458
Invacare Corp.	9,218	167,768
iRhythm Technologies, Inc. *	6,447	374,893
K2M Group Holdings, Inc. *	12,900	246,390
Kindred Healthcare, Inc. *	23,655	210,530
Laboratory Corp. of America Holdings *	28,100	4,798,075
Lantheus Holdings, Inc. *	7,198	128,124
LeMaitre Vascular, Inc.	4,566	143,601
LHC Group, Inc. *	7,836	583,155
LifePoint Health, Inc. *	12,364	592,236
LivaNova plc *	12,730	1,130,169
Magellan Health, Inc. *	8,158	684,048
Masimo Corp. *	15,168	1,361,025
McKesson Corp.	58,278	9,103,606
Medidata Solutions, Inc. *	17,117	1,221,469
MEDNAX, Inc. *	26,500	1,216,615
Medtronic plc	381,820	30,595,237
Meridian Bioscience, Inc.	13,107	191,362
Merit Medical Systems, Inc. *	15,880	770,180
Molina Healthcare, Inc. *	13,450	1,119,713
National HealthCare Corp.	3,458	211,906
National Research Corp., Class A	3,236	105,817
Natus Medical, Inc. *	8,541	282,280
Neogen Corp. *	15,676	1,068,319
Nevro Corp. *	7,443	665,106
NuVasive, Inc. *	13,357	710,726
Nuvectra Corp. *	2,233	28,761
NxStage Medical, Inc. *	18,700	497,794
Omnicell, Inc. *	10,104	435,482
OraSure Technologies, Inc. *	16,500	292,545
Orthofix International N.V. *	5,056	308,517
Owens & Minor, Inc.	16,200	263,250
Patterson Cos., Inc.	23,134	538,560
Penumbra, Inc. *	8,883	1,104,601
Premier, Inc., Class A *	17,800	587,222
Quality Systems, Inc. *	14,156	190,115
Quest Diagnostics, Inc.	37,824	3,827,789
Quidel Corp. *	7,886	447,136
Quorum Health Corp. *	5,949	41,940
R1 RCM, Inc. *	25,130	186,716
RadNet, Inc. *	9,459	125,332
ResMed, Inc.	40,929	3,873,521
Rockwell Medical, Inc. *(a)	13,042	68,992
RTI Surgical, Inc. *	18,100	79,640
SeaSpine Holdings Corp. *	1,766	20,327
Select Medical Holdings Corp. *	27,946	504,425

41
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
STAAR Surgical Co. *	8,247	134,014
STERIS plc	24,181	2,285,588
Stryker Corp.	90,660	15,359,617
Surgery Partners, Inc. *	5,591	89,456
Surmodics, Inc. *	4,200	156,870
Tabula Rasa HealthCare, Inc. *	3,600	147,564
Tactile Systems Technology, Inc. *	4,107	142,965
Tandem Diabetes Care, Inc. *	12,486	95,268
Teladoc, Inc. *	18,585	799,155
Teleflex, Inc.	12,575	3,368,591
Tenet Healthcare Corp. *	22,155	530,391
The Cooper Cos., Inc.	14,087	3,221,838
The Ensign Group, Inc.	14,906	415,430
The Providence Service Corp. *	3,302	250,556
Tivity Health, Inc. *	11,200	402,640
Triple-S Management Corp., Class B *	6,648	188,471
U.S. Physical Therapy, Inc.	5,000	456,250
UnitedHealth Group, Inc.	273,230	64,591,572
Universal Health Services, Inc., Class B	24,626	2,812,289
Utah Medical Products, Inc.	1,365	138,616
Varex Imaging Corp. *	10,263	369,365
Varian Medical Systems, Inc. *	26,239	3,032,966
Veeva Systems, Inc., Class A *	31,928	2,239,111
ViewRay, Inc. *(a)	8,260	60,959
Vocera Communications, Inc. *	8,573	214,925
WellCare Health Plans, Inc. *	12,559	2,576,604
West Pharmaceutical Services, Inc.	21,900	1,931,799
Wright Medical Group N.V. *	33,988	666,505
Zimmer Biomet Holdings, Inc.	57,231	6,591,294
		462,562,912

Household & Personal Products 1.3%
Avon Products, Inc. *	123,017	311,233
Central Garden & Pet Co. *	4,210	157,833
Central Garden & Pet Co., Class A *	10,529	373,780
Church & Dwight Co., Inc.	67,000	3,095,400
Colgate-Palmolive Co.	248,041	16,179,714
Coty, Inc., Class A	138,235	2,398,377
Edgewell Personal Care Co. *	14,287	629,342
elf Beauty, Inc. *	6,276	114,035
Energizer Holdings, Inc.	19,933	1,143,357
Herbalife Nutrition Ltd. *	17,155	1,813,798
HRG Group, Inc. *	39,918	448,678
Inter Parfums, Inc.	5,613	287,386
Kimberly-Clark Corp.	98,119	10,159,241
Medifast, Inc.	2,913	292,407
Nu Skin Enterprises, Inc., Class A	16,851	1,198,949
Oil-Dri Corp. of America	1,600	62,016
Orchids Paper Products Co. *	2,500	15,275
Revlon, Inc., Class A *(a)	3,255	74,214
Spectrum Brands Holdings, Inc.	6,500	468,650
The Clorox Co.	36,547	4,283,308
The Estee Lauder Cos., Inc., Class A	62,919	9,317,675
The Procter & Gamble Co.	710,645	51,408,059
USANA Health Sciences, Inc. *	3,156	333,116
WD-40 Co.	3,915	516,389
		105,082,232

Insurance 2.8%
Aflac, Inc.	216,686	9,874,381
Alleghany Corp.	4,440	2,551,535
Ambac Financial Group, Inc. *	13,400	228,202
American Equity Investment Life Holding Co.	23,100	697,620
American Financial Group, Inc.	18,750	2,122,875
American International Group, Inc.	254,352	14,243,712
Security	Number of Shares	Value ($)
American National Insurance Co.	2,769	334,135
AMERISAFE, Inc.	8,146	483,058
AmTrust Financial Services, Inc.	25,628	330,345
Aon plc	69,137	9,849,948
Arch Capital Group Ltd. *	39,053	3,129,317
Argo Group International Holdings Ltd.	8,884	519,270
Arthur J. Gallagher & Co.	50,400	3,527,496
Aspen Insurance Holdings Ltd.	18,300	776,835
Assurant, Inc.	14,800	1,373,736
Assured Guaranty Ltd.	33,320	1,209,183
Athene Holding Ltd., Class A *	34,450	1,688,050
Axis Capital Holdings Ltd.	23,700	1,391,190
Baldwin & Lyons, Inc., Class B	4,687	109,207
Brighthouse Financial, Inc. *	26,556	1,348,514
Brown & Brown, Inc.	64,340	1,751,978
Chubb Ltd.	131,086	17,784,438
Cincinnati Financial Corp.	42,883	3,016,390
Citizens, Inc. *(a)	16,000	124,320
CNA Financial Corp.	10,089	509,091
CNO Financial Group, Inc.	53,908	1,155,788
Crawford & Co., Class B	5,800	46,516
eHealth, Inc. *	4,902	92,354
EMC Insurance Group, Inc.	4,151	107,843
Employers Holdings, Inc.	9,216	376,934
Enstar Group Ltd. *	2,822	593,043
Erie Indemnity Co., Class A	5,829	680,652
Everest Re Group Ltd.	11,737	2,730,848
FBL Financial Group, Inc., Class A	3,305	256,964
Federated National Holding Co.	4,085	69,036
First American Financial Corp.	32,500	1,661,075
FNF Group	77,152	2,841,508
Genworth Financial, Inc., Class A *	131,320	362,443
Global Indemnity Ltd.	2,000	81,780
Greenlight Capital Re Ltd., Class A *	7,400	114,700
HCI Group, Inc.	5,000	209,450
Health Insurance Innovations, Inc., Class A *	3,371	96,073
Heritage Insurance Holdings, Inc.	6,081	95,472
Horace Mann Educators Corp.	11,020	492,594
Independence Holding Co.	2,970	105,138
Infinity Property & Casualty Corp.	3,070	405,240
Investors Title Co.	750	146,025
James River Group Holdings Ltd.	6,726	244,288
Kemper Corp.	12,973	875,677
Kinsale Capital Group, Inc.	5,610	289,195
Lincoln National Corp.	61,126	4,317,941
Loews Corp.	72,626	3,809,960
Maiden Holdings Ltd.	18,900	144,585
Markel Corp. *	3,937	4,448,967
Marsh & McLennan Cos., Inc.	142,015	11,574,222
MBIA, Inc. *(a)	25,042	213,358
Mercury General Corp.	12,645	578,256
MetLife, Inc.	292,056	13,922,310
National General Holdings Corp.	16,827	433,632
National Western Life Group, Inc., Class A	624	198,064
Old Republic International Corp.	71,480	1,458,192
Primerica, Inc.	12,598	1,218,856
Principal Financial Group, Inc.	75,904	4,495,035
ProAssurance Corp.	16,317	771,794
Prudential Financial, Inc.	117,927	12,537,999
Reinsurance Group of America, Inc.	18,610	2,780,334
RenaissanceRe Holdings Ltd.	11,532	1,568,813
RLI Corp.	12,700	803,656
Safety Insurance Group, Inc.	6,255	500,400
Selective Insurance Group, Inc.	19,233	1,138,594
State Auto Financial Corp.	5,500	171,765
Stewart Information Services Corp.	6,635	276,746
The Allstate Corp.	100,035	9,785,424

42
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
The Hanover Insurance Group, Inc.	12,032	1,381,875
The Hartford Financial Services Group, Inc.	99,893	5,378,239
The Navigators Group, Inc.	9,020	509,630
The Progressive Corp.	164,456	9,915,052
The Travelers Cos., Inc.	75,640	9,954,224
Third Point Reinsurance Ltd. *	22,436	298,399
Torchmark Corp.	29,600	2,567,504
Trupanion, Inc. *(a)	5,574	146,485
United Fire Group, Inc.	6,616	332,719
United Insurance Holdings Corp.	6,439	121,440
Universal Insurance Holdings, Inc.	8,700	282,315
Unum Group	63,345	3,064,631
Validus Holdings Ltd.	22,744	1,541,361
W. R. Berkley Corp.	26,280	1,959,437
White Mountains Insurance Group Ltd.	897	776,165
Willis Towers Watson plc	36,508	5,421,803
WMIH Corp. *	65,435	89,646
XL Group Ltd.	71,225	3,959,398
		217,954,688

Materials 3.3%
A. Schulman, Inc.	8,178	350,836
AdvanSix, Inc. *	8,170	292,649
Air Products & Chemicals, Inc.	61,385	9,962,172
AK Steel Holding Corp. *	99,027	454,534
Albemarle Corp.	30,684	2,975,121
Alcoa Corp. *	50,948	2,608,538
Allegheny Technologies, Inc. *	32,393	860,682
American Vanguard Corp.	7,917	170,611
Ampco-Pittsburgh Corp. *	4,500	44,325
AptarGroup, Inc.	17,804	1,664,674
Ashland Global Holdings, Inc.	17,456	1,155,238
Avery Dennison Corp.	24,412	2,558,622
Axalta Coating Systems Ltd. *	60,963	1,883,757
Balchem Corp.	10,397	917,431
Ball Corp.	96,300	3,860,667
Bemis Co., Inc.	26,045	1,126,967
Berry Global Group, Inc. *	35,443	1,949,365
Boise Cascade Co.	9,941	413,546
Cabot Corp.	16,400	916,104
Carpenter Technology Corp.	15,220	810,617
Celanese Corp., Series A	37,748	4,102,075
Century Aluminum Co. *	14,114	246,572
CF Industries Holdings, Inc.	65,218	2,530,458
Chase Corp.	2,130	238,560
Clearwater Paper Corp. *	5,472	129,413
Cleveland-Cliffs, Inc. *	81,400	603,988
Coeur Mining, Inc. *	73,409	555,706
Commercial Metals Co.	29,795	625,993
Compass Minerals International, Inc.	8,603	578,982
Crown Holdings, Inc. *	37,268	1,857,437
Domtar Corp.	16,900	741,910
DowDuPont, Inc.	662,424	41,891,694
Eagle Materials, Inc.	14,414	1,426,409
Eastman Chemical Co.	40,271	4,110,864
Ecolab, Inc.	72,655	10,518,264
Ferro Corp. *	25,700	565,657
Flotek Industries, Inc. *	13,300	47,481
FMC Corp.	39,139	3,120,552
Freeport-McMoRan, Inc.	380,902	5,793,519
FutureFuel Corp.	8,300	97,110
GCP Applied Technologies, Inc. *	22,792	652,991
Gold Resource Corp.	19,195	97,319
Graphic Packaging Holding Co.	87,120	1,245,816
Greif, Inc., Class A	7,672	448,965
H.B. Fuller Co.	15,251	754,467
Security	Number of Shares	Value ($)
Hawkins, Inc.	3,679	119,567
Haynes International, Inc.	3,644	152,356
Hecla Mining Co.	114,500	438,535
Huntsman Corp.	59,317	1,765,867
Ingevity Corp. *	12,467	957,840
Innophos Holdings, Inc.	5,300	219,314
Innospec, Inc.	8,441	613,661
International Flavors & Fragrances, Inc.	21,496	3,036,525
International Paper Co.	115,712	5,966,111
Intrepid Potash, Inc. *	27,197	123,202
Kaiser Aluminum Corp.	5,619	553,696
KapStone Paper & Packaging Corp.	28,201	970,678
KMG Chemicals, Inc.	3,341	205,438
Koppers Holdings, Inc. *	5,651	247,514
Kraton Corp. *	8,303	379,198
Kronos Worldwide, Inc.	6,230	143,539
Louisiana-Pacific Corp.	42,085	1,192,268
LyondellBasell Industries N.V., Class A	90,566	9,575,543
Martin Marietta Materials, Inc.	18,341	3,572,277
Materion Corp.	5,250	266,437
McEwen Mining, Inc. *	72,434	150,663
Mercer International, Inc.	14,056	188,350
Minerals Technologies, Inc.	9,527	657,839
Monsanto Co.	123,554	15,489,965
Myers Industries, Inc.	8,080	188,264
Neenah, Inc.	6,031	470,418
NewMarket Corp.	2,808	1,065,776
Newmont Mining Corp.	149,396	5,869,769
Northern Technologies International Corp.	14,276	426,139
Nucor Corp.	88,645	5,462,305
Olin Corp.	46,292	1,397,555
Olympic Steel, Inc.	3,110	72,930
OMNOVA Solutions, Inc. *	14,068	153,341
Owens-Illinois, Inc. *	50,635	1,029,410
P.H. Glatfelter Co.	12,203	254,921
Packaging Corp. of America	26,763	3,096,211
Platform Specialty Products Corp. *	57,745	581,492
PolyOne Corp.	23,918	1,000,968
PPG Industries, Inc.	70,683	7,483,916
PQ Group Holdings, Inc. *	8,614	119,735
Praxair, Inc.	80,644	12,299,823
Quaker Chemical Corp.	4,376	643,228
Rayonier Advanced Materials, Inc.	13,584	290,698
Reliance Steel & Aluminum Co.	20,567	1,808,251
Resolute Forest Products, Inc. *	28,000	277,200
Royal Gold, Inc.	18,430	1,636,584
RPM International, Inc.	38,018	1,836,269
Schnitzer Steel Industries, Inc., Class A	9,050	266,522
Schweitzer-Mauduit International, Inc.	12,486	487,329
Sealed Air Corp.	48,615	2,131,768
Sensient Technologies Corp.	11,371	757,877
Silgan Holdings, Inc.	19,545	548,628
Sonoco Products Co.	28,409	1,459,086
Steel Dynamics, Inc.	65,104	2,917,310
Stepan Co.	6,704	471,425
Summit Materials, Inc., Class A *	36,436	1,025,309
SunCoke Energy, Inc. *	18,406	211,485
The Chemours Co.	53,738	2,601,457
The Mosaic Co.	102,393	2,759,491
The Scotts Miracle-Gro Co.	10,576	883,942
The Sherwin-Williams Co.	23,221	8,537,433
TimkenSteel Corp. *	10,796	181,265
Trecora Resources *	5,445	70,513
Tredegar Corp.	8,263	145,429
Trinseo S.A.	11,303	824,554
Tronox Ltd., Class A	23,793	408,764
United States Steel Corp.	48,700	1,647,521
Universal Stainless & Alloy Products, Inc. *	1,800	52,812

43
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
US Concrete, Inc. *	5,180	302,771
Valhi, Inc.	13,600	112,880
Valvoline, Inc.	52,825	1,071,291
Venator Materials plc *	13,280	239,173
Verso Corp., Class A *	9,091	164,183
Vulcan Materials Co.	37,995	4,243,662
W.R. Grace & Co.	19,200	1,314,048
Warrior Met Coal, Inc.	4,618	107,369
Westlake Chemical Corp.	10,317	1,103,609
WestRock Co.	73,098	4,324,478
Worthington Industries, Inc.	11,800	525,454
		254,309,082

Media 2.5%
A. H. Belo Corp., Class A	13,980	78,288
Altice USA, Inc., Class A *(a)	24,078	430,996
AMC Entertainment Holdings, Inc., Class A (a)	14,040	244,998
AMC Networks, Inc., Class A *	13,071	679,692
Cable One, Inc.	1,238	786,279
CBS Corp., Class A	2,103	104,077
CBS Corp., Class B - Non Voting Shares	96,814	4,763,249
Central European Media Enterprises Ltd., Class A *	25,183	107,028
Charter Communications, Inc., Class A *	52,799	14,323,841
Cinemark Holdings, Inc.	30,809	1,206,789
Comcast Corp., Class A	1,311,334	41,162,774
Discovery, Inc., Class A *	43,461	1,027,853
Discovery, Inc., Class C *	90,969	2,021,331
DISH Network Corp., Class A *	63,732	2,138,209
Emerald Expositions Events, Inc.	7,000	134,890
Entercom Communications Corp., Class A	35,099	356,255
Entravision Communications Corp., Class A	18,356	85,355
Gannett Co., Inc.	30,209	292,121
GCI Liberty, Inc., Class A *	27,582	1,230,157
Gray Television, Inc. *	20,503	231,684
John Wiley & Sons, Inc., Class A	11,913	785,662
Liberty Broadband Corp., Class A *	7,151	504,002
Liberty Broadband Corp., Class C *	44,232	3,135,606
Liberty Global plc, Class A *	63,375	1,910,122
Liberty Global plc, Class C *	168,800	4,912,080
Liberty Latin America Ltd., Class A *	14,277	262,697
Liberty Latin America Ltd., Class C *	32,996	595,908
Liberty Media Corp. - Liberty Braves, Class A *	5,301	116,463
Liberty Media Corp. - Liberty Braves, Class C *	13,398	295,292
Liberty Media Corp. - Liberty Formula One, Class A *	8,419	236,658
Liberty Media Corp. - Liberty Formula One, Class C *	54,472	1,608,013
Liberty Media Corp. - Liberty SiriusXM, Class A *	25,395	1,060,749
Liberty Media Corp. - Liberty SiriusXM, Class C *	47,097	1,962,061
Lions Gate Entertainment Corp., Class A	13,600	338,504
Lions Gate Entertainment Corp., Class B	35,632	820,249
Live Nation Entertainment, Inc. *	37,305	1,472,428
Loral Space & Communications, Inc. *	3,815	148,213
Meredith Corp.	12,018	622,532
MSG Networks, Inc., Class A *	18,579	380,870
National CineMedia, Inc.	18,547	106,089
New Media Investment Group, Inc.	15,335	254,254
News Corp., Class A	103,987	1,661,712
News Corp., Class B	32,986	536,023
Security	Number of Shares	Value ($)
Nexstar Media Group, Inc., Class A	13,298	827,801
Omnicom Group, Inc.	65,729	4,841,598
Reading International, Inc., Class A *	4,446	68,157
Salem Media Group, Inc.	5,700	17,955
Scholastic Corp.	10,000	414,000
Sinclair Broadcast Group, Inc., Class A	23,482	665,715
Sirius XM Holdings, Inc. (a)	403,790	2,555,991
TEGNA, Inc.	64,135	677,907
The E.W. Scripps Co., Class A	15,402	171,424
The Interpublic Group of Cos., Inc.	105,679	2,492,968
The Madison Square Garden Co., Class A *	4,929	1,197,846
The Marcus Corp.	6,272	186,906
The New York Times Co., Class A	40,894	958,964
The Walt Disney Co.	424,453	42,585,369
Time Warner, Inc.	220,509	20,904,253
Tribune Media Co., Class A	21,100	797,369
tronc, Inc. *	7,731	141,941
Twenty-First Century Fox, Inc., Class A	298,881	10,927,089
Twenty-First Century Fox, Inc., Class B	122,915	4,433,544
Viacom, Inc., Class A	2,300	81,765
Viacom, Inc., Class B	102,250	3,083,860
World Wrestling Entertainment, Inc., Class A	10,525	418,790
		193,583,265

Pharmaceuticals, Biotechnology & Life Sciences 7.6%
22nd Century Group, Inc. *(a)	28,273	58,525
AbbVie, Inc.	451,446	43,587,111
Abeona Therapeutics, Inc. *	8,452	147,487
ACADIA Pharmaceuticals, Inc. *	31,120	492,007
Accelerate Diagnostics, Inc. *(a)	10,300	228,660
Acceleron Pharma, Inc. *	15,269	533,041
Achaogen, Inc. *(a)	9,416	134,743
Achillion Pharmaceuticals, Inc. *	42,273	159,369
Aclaris Therapeutics, Inc. *	7,476	132,699
Acorda Therapeutics, Inc. *	12,821	296,165
Adamas Pharmaceuticals, Inc. *	4,918	148,474
Aduro Biotech, Inc. *	9,979	68,855
Adverum Biotechnologies, Inc. *	12,177	76,106
Aerie Pharmaceuticals, Inc. *	11,893	608,922
Agenus, Inc. *	21,970	75,357
Agilent Technologies, Inc.	90,539	5,952,034
Agios Pharmaceuticals, Inc. *	14,576	1,223,072
Aimmune Therapeutics, Inc. *	12,240	379,930
Akcea Therapeutics, Inc. *	4,993	130,367
Akebia Therapeutics, Inc. *	13,440	123,782
Akorn, Inc. *	26,000	375,180
Albireo Pharma, Inc. *	2,099	64,166
Alder Biopharmaceuticals, Inc. *	15,200	215,840
Alexion Pharmaceuticals, Inc. *	62,690	7,374,225
Alkermes plc *	46,178	2,044,300
Allergan plc	93,639	14,387,632
Alnylam Pharmaceuticals, Inc. *	23,071	2,180,902
AMAG Pharmaceuticals, Inc. *	10,551	216,823
Amgen, Inc.	188,931	32,964,681
Amicus Therapeutics, Inc. *	54,931	777,274
Amphastar Pharmaceuticals, Inc. *	10,000	190,900
AnaptysBio, Inc. *	3,962	371,556
ANI Pharmaceuticals, Inc. *	2,712	160,957
Apellis Pharmaceuticals, Inc. *	3,100	74,741
Aptevo Therapeutics, Inc. *	5,200	23,036
Aquinox Pharmaceuticals, Inc. *	6,570	80,088
Aratana Therapeutics, Inc. *	10,100	52,015
Arena Pharmaceuticals, Inc. *	14,694	585,409
ArQule, Inc. *	21,000	54,390
Array BioPharma, Inc. *	56,677	768,540

44
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Arrowhead Pharmaceuticals, Inc. *	19,900	127,758
Assembly Biosciences, Inc. *	6,500	282,620
Atara Biotherapeutics, Inc. *	11,783	475,444
Athenex, Inc. *	10,000	160,100
Audentes Therapeutics, Inc. *	10,097	377,224
AVEO Pharmaceuticals, Inc. *	28,629	68,137
Avexis, Inc. *	8,887	1,889,909
Bellicum Pharmaceuticals, Inc. *	8,872	59,354
Bio-Rad Laboratories, Inc., Class A *	5,773	1,464,668
Bio-Techne Corp.	11,514	1,737,578
BioCryst Pharmaceuticals, Inc. *	23,900	117,588
Biogen, Inc. *	60,271	16,490,146
Biohaven Pharmaceutical Holding Co., Ltd. *	3,000	87,480
BioMarin Pharmaceutical, Inc. *	49,554	4,138,255
BioTime, Inc. *	30,056	64,921
Bluebird Bio, Inc. *	13,915	2,367,637
Blueprint Medicines Corp. *	10,753	824,970
Bristol-Myers Squibb Co.	462,980	24,135,147
Bruker Corp.	26,774	790,636
Calithera Biosciences, Inc. *	20,500	126,075
Cambrex Corp. *	12,158	643,766
Cara Therapeutics, Inc. *(a)	8,118	100,501
CASI Pharmaceuticals, Inc. *	10,961	73,000
Catalent, Inc. *	38,174	1,569,333
Catalyst Biosciences, Inc. *	3,328	94,815
Catalyst Pharmaceuticals, Inc. *	28,204	78,971
Celgene Corp. *	213,321	18,580,259
Celldex Therapeutics, Inc. *	40,733	30,142
Charles River Laboratories International, Inc. *	14,016	1,460,327
Clearside Biomedical, Inc. *	8,122	98,926
Clovis Oncology, Inc. *	14,851	644,236
Codexis, Inc. *	12,581	141,536
Coherus Biosciences, Inc. *	13,200	159,720
Collegium Pharmaceutical, Inc. *	6,083	143,863
Concert Pharmaceuticals, Inc. *	4,499	82,107
Corbus Pharmaceuticals Holdings, Inc. *	15,073	89,684
Corcept Therapeutics, Inc. *	30,000	500,400
Corium International, Inc. *	8,309	82,093
Cymabay Therapeutics, Inc. *	20,365	236,845
Cytokinetics, Inc. *	15,082	125,181
CytomX Therapeutics, Inc. *	8,608	226,390
Denali Therapeutics, Inc. *	4,035	74,567
Depomed, Inc. *	18,832	118,265
Dermira, Inc. *	9,561	87,101
Dova Pharmaceuticals, Inc. *(a)	3,704	106,712
Durect Corp. *	41,585	84,418
Dynavax Technologies Corp. *	18,807	318,779
Eagle Pharmaceuticals, Inc. *	2,500	130,025
Editas Medicine, Inc. *	10,965	344,301
Eli Lilly & Co.	272,304	22,075,685
Emergent BioSolutions, Inc. *	10,400	539,344
Enanta Pharmaceuticals, Inc. *	4,000	372,200
Endo International plc *	55,000	315,150
Endocyte, Inc. *	11,300	108,141
Enzo Biochem, Inc. *	13,471	80,826
Epizyme, Inc. *	18,724	240,603
Esperion Therapeutics, Inc. *	6,639	464,796
Exact Sciences Corp. *	34,388	1,719,744
Exelixis, Inc. *	86,403	1,798,911
Fate Therapeutics, Inc. *	12,000	121,200
FibroGen, Inc. *	22,536	1,024,261
Five Prime Therapeutics, Inc. *	9,200	154,100
Flexion Therapeutics, Inc. *(a)	11,400	284,088
Fluidigm Corp. *	6,000	35,400
Foundation Medicine, Inc. *	3,996	305,095
G1 Therapeutics, Inc. *	5,000	191,750
Security	Number of Shares	Value ($)
Galectin Therapeutics, Inc. *(a)	21,400	71,262
Genomic Health, Inc. *	8,400	266,532
Geron Corp. *(a)	46,200	171,864
Gilead Sciences, Inc.	372,231	26,886,245
Global Blood Therapeutics, Inc. *	14,531	641,544
GlycoMimetics, Inc. *	7,022	118,602
Halozyme Therapeutics, Inc. *	41,295	781,714
Harvard Bioscience, Inc. *	19,300	110,975
Heron Therapeutics, Inc. *	18,024	546,127
Horizon Pharma plc *	51,166	677,438
Idera Pharmaceuticals, Inc. *	51,961	79,500
Illumina, Inc. *	41,369	9,967,033
ImmunoGen, Inc. *	28,515	313,380
Immunomedics, Inc. *	41,931	763,564
Impax Laboratories, Inc. *	29,431	553,303
Incyte Corp. *	50,696	3,140,110
Innoviva, Inc. *	21,393	310,199
Inovio Pharmaceuticals, Inc. *	20,194	88,652
Insmed, Inc. *	25,264	614,673
Intellia Therapeutics, Inc. *	5,931	118,739
Intercept Pharmaceuticals, Inc. *(a)	7,058	480,015
Intersect ENT, Inc. *	7,773	310,531
Intra-Cellular Therapies, Inc. *	15,000	261,300
Intrexon Corp. *(a)	24,700	449,046
Invitae Corp. *	12,140	67,134
Ionis Pharmaceuticals, Inc. *	36,310	1,562,419
Iovance Biotherapeutics, Inc. *	17,932	260,014
IQVIA Holdings, Inc. *	41,242	3,949,334
Ironwood Pharmaceuticals, Inc. *	45,900	831,708
Jazz Pharmaceuticals plc *	17,756	2,699,622
Johnson & Johnson	758,603	95,955,694
Kadmon Holdings, Inc. *	20,930	86,441
Karyopharm Therapeutics, Inc. *	11,233	146,928
Keryx Biopharmaceuticals, Inc. *	24,800	109,864
Kura Oncology, Inc. *	6,074	92,021
La Jolla Pharmaceutical Co. *	5,319	154,357
Lannett Co., Inc. *(a)	8,800	137,280
Lexicon Pharmaceuticals, Inc. *	18,214	150,266
Ligand Pharmaceuticals, Inc. *	6,680	1,034,398
Loxo Oncology, Inc. *	6,733	847,752
Luminex Corp.	12,900	275,415
MacroGenics, Inc. *	9,757	224,996
Madrigal Pharmaceuticals, Inc. *	1,528	172,909
Mallinckrodt plc *	25,602	332,826
MediciNova, Inc. *(a)	10,435	117,602
Medpace Holdings, Inc. *	3,300	122,067
Merck & Co., Inc.	763,489	44,946,597
Mettler-Toledo International, Inc. *	7,350	4,115,486
MiMedx Group, Inc. *(a)	26,820	220,192
Mirati Therapeutics, Inc. *	7,758	238,946
Momenta Pharmaceuticals, Inc. *	21,442	445,994
Mylan N.V. *	147,729	5,725,976
MyoKardia, Inc. *	5,373	265,426
Myriad Genetics, Inc. *	21,964	621,362
Natera, Inc. *	11,323	126,025
Nektar Therapeutics *	46,072	3,854,384
NeoGenomics, Inc. *	16,930	162,189
Neurocrine Biosciences, Inc. *	24,755	2,007,135
Novavax, Inc. *	93,427	145,746
Omeros Corp. *(a)	12,156	174,439
OPKO Health, Inc. *(a)	121,402	369,062
Pacific Biosciences of California, Inc. *	17,500	45,150
Pacira Pharmaceuticals, Inc. *	10,910	361,121
Paratek Pharmaceuticals, Inc. *	6,458	69,101
PDL BioPharma, Inc. *	46,611	136,104
PerkinElmer, Inc.	29,677	2,177,105
Perrigo Co., plc	36,900	2,883,366
Pfizer, Inc.	1,682,240	61,586,806

45
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Phibro Animal Health Corp., Class A	6,184	261,583
Portola Pharmaceuticals, Inc. *	19,694	711,544
PRA Health Sciences, Inc. *	14,385	1,182,016
Prestige Brands Holdings, Inc. *	14,138	416,223
Progenics Pharmaceuticals, Inc. *	22,368	145,616
Proteostasis Therapeutics, Inc. *	18,300	92,598
Prothena Corp. plc *	10,508	126,096
PTC Therapeutics, Inc. *	9,970	276,468
Puma Biotechnology, Inc. *	7,930	505,538
Radius Health, Inc. *	11,225	338,995
Reata Pharmaceuticals, Inc., Class A *	3,754	99,256
Regeneron Pharmaceuticals, Inc. *	22,161	6,729,853
REGENXBIO, Inc. *	9,548	356,618
Repligen Corp. *	12,986	480,482
Retrophin, Inc. *	12,048	302,405
Revance Therapeutics, Inc. *	9,440	263,848
Rhythm Pharmaceuticals, Inc. *	2,627	62,286
Rigel Pharmaceuticals, Inc. *	48,200	174,002
Sage Therapeutics, Inc. *	12,878	1,853,402
Sangamo Therapeutics, Inc. *	32,121	507,512
Sarepta Therapeutics, Inc. *	17,667	1,349,052
Savara, Inc. *	7,058	65,357
Seattle Genetics, Inc. *	29,773	1,524,080
Seres Therapeutics, Inc. *	8,036	61,636
Sorrento Therapeutics, Inc. *(a)	17,939	110,325
Spark Therapeutics, Inc. *	8,444	644,446
Spectrum Pharmaceuticals, Inc. *	24,200	385,264
Spring Bank Pharmaceuticals, Inc. *	3,900	56,277
Stemline Therapeutics, Inc. *	6,825	117,390
Supernus Pharmaceuticals, Inc. *	16,351	766,862
Syneos Health, Inc. *	14,895	567,500
Synergy Pharmaceuticals, Inc. *(a)	70,870	110,557
Syros Pharmaceuticals, Inc. *	5,676	69,247
TESARO, Inc. *	11,796	600,534
Tetraphase Pharmaceuticals, Inc. *	15,558	50,097
TG Therapeutics, Inc. *	20,100	288,435
The Medicines Co. *	23,300	701,097
TherapeuticsMD, Inc. *(a)	48,286	265,573
Theravance Biopharma, Inc. *(a)	13,214	318,061
Thermo Fisher Scientific, Inc.	112,954	23,759,874
Trevena, Inc. *	22,528	41,902
Ultragenyx Pharmaceutical, Inc. *	13,101	666,055
United Therapeutics Corp. *	12,200	1,343,342
Vanda Pharmaceuticals, Inc. *	13,953	194,644
Vericel Corp. *	9,771	130,443
Vertex Pharmaceuticals, Inc. *	72,401	11,088,937
Voyager Therapeutics, Inc. *	5,214	94,686
Waters Corp. *	22,622	4,262,211
WaVe Life Sciences Ltd. *	4,086	181,623
Xencor, Inc. *	12,064	349,735
ZIOPHARM Oncology, Inc. *(a)	33,811	142,682
Zoetis, Inc.	138,578	11,568,491
Zogenix, Inc. *	9,172	360,460
		594,416,888

Real Estate 3.7%
Acadia Realty Trust	23,300	549,880
Agree Realty Corp.	7,373	360,392
Alexander & Baldwin, Inc.	22,582	517,128
Alexander's, Inc.	1,396	549,117
Alexandria Real Estate Equities, Inc.	28,825	3,590,730
Altisource Portfolio Solutions S.A. *	3,227	88,355
American Assets Trust, Inc.	16,988	570,287
American Campus Communities, Inc.	40,300	1,576,133
American Homes 4 Rent, Class A	69,593	1,405,779
American Realty Investors, Inc. *	1,537	29,587
American Tower Corp.	124,132	16,926,640
Security	Number of Shares	Value ($)
Americold Realty Trust	15,000	309,150
Apartment Investment & Management Co., Class A	46,486	1,887,332
Apple Hospitality REIT, Inc.	52,370	942,136
Armada Hoffler Properties, Inc.	12,316	167,128
Ashford Hospitality Trust, Inc.	25,645	176,438
AvalonBay Communities, Inc.	38,993	6,355,859
Boston Properties, Inc.	43,977	5,339,248
Braemar Hotels & Resorts, Inc.	9,906	103,022
Brandywine Realty Trust	45,663	735,631
Brixmor Property Group, Inc.	87,674	1,305,466
Camden Property Trust	25,000	2,135,000
CareTrust REIT, Inc.	20,829	275,151
CatchMark Timber Trust, Inc., Class A	13,467	175,610
CBL & Associates Properties, Inc.	44,357	185,412
CBRE Group, Inc., Class A *	82,822	3,752,665
Cedar Realty Trust, Inc.	24,191	94,103
Chatham Lodging Trust	11,239	214,103
Chesapeake Lodging Trust	15,510	458,165
CIM Commercial Trust Corp.	9,700	144,045
City Office REIT, Inc.	7,680	87,398
Colony NorthStar, Inc., Class A	149,352	912,541
Columbia Property Trust, Inc.	42,200	901,392
Community Healthcare Trust, Inc.	5,328	135,864
Consolidated-Tomoka Land Co.	2,000	123,040
CoreCivic, Inc.	38,785	781,906
CorEnergy Infrastructure Trust, Inc.	3,577	137,858
CoreSite Realty Corp.	9,911	1,031,735
Corporate Office Properties Trust	31,802	874,873
Cousins Properties, Inc.	137,469	1,222,099
Crown Castle International Corp.	116,763	11,777,884
CubeSmart	52,613	1,548,927
CyrusOne, Inc.	26,217	1,404,969
DCT Industrial Trust, Inc.	27,425	1,798,257
DDR Corp.	82,784	600,184
DiamondRock Hospitality Co.	51,249	566,301
Digital Realty Trust, Inc.	58,593	6,192,694
Douglas Emmett, Inc.	43,748	1,630,488
Duke Realty Corp.	95,744	2,594,662
Easterly Government Properties, Inc.	11,161	230,028
EastGroup Properties, Inc.	11,822	1,061,379
Education Realty Trust, Inc.	19,995	658,035
Empire State Realty Trust, Inc., Class A	34,208	595,903
EPR Properties	16,224	892,644
Equinix, Inc.	22,382	9,418,122
Equity Commonwealth *	29,652	918,915
Equity LifeStyle Properties, Inc.	23,866	2,127,893
Equity Residential	103,911	6,412,348
Essex Property Trust, Inc.	18,261	4,376,979
Extra Space Storage, Inc.	36,045	3,229,272
Farmland Partners, Inc. (a)	11,264	85,832
Federal Realty Investment Trust	21,196	2,455,557
First Industrial Realty Trust, Inc.	30,136	937,531
Forest City Realty Trust, Inc., Class A	73,847	1,481,371
Forestar Group, Inc. *(a)	2,213	48,243
Four Corners Property Trust, Inc.	23,601	534,799
Franklin Street Properties Corp.	43,130	335,551
Front Yard Residential Corp.	16,297	160,037
FRP Holdings, Inc. *	2,400	138,000
Gaming & Leisure Properties, Inc.	54,148	1,855,652
Getty Realty Corp.	9,552	239,278
GGP, Inc.	180,852	3,615,231
Gladstone Commercial Corp.	10,000	173,400
Global Net Lease, Inc.	17,389	323,609
Government Properties Income Trust	26,331	328,874
Gramercy Property Trust	40,878	960,633
Griffin Industrial Realty, Inc.	300	11,130
HCP, Inc.	132,170	3,087,491

46
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Healthcare Realty Trust, Inc.	32,227	896,877
Healthcare Trust of America, Inc., Class A	56,397	1,409,361
Hersha Hospitality Trust	10,000	187,800
HFF, Inc., Class A	9,800	344,372
Highwoods Properties, Inc.	25,991	1,144,124
Hospitality Properties Trust	49,673	1,235,864
Host Hotels & Resorts, Inc.	202,600	3,962,856
Hudson Pacific Properties, Inc.	39,100	1,285,217
Independence Realty Trust, Inc.	30,867	290,150
Industrial Logistics Properties Trust	10,000	205,200
InfraREIT, Inc. *	11,055	235,582
Investors Real Estate Trust	37,463	199,678
Invitation Homes, Inc.	84,586	1,957,320
Iron Mountain, Inc.	80,264	2,724,160
iStar, Inc. *	15,169	153,814
JBG SMITH Properties	27,593	1,017,354
Jones Lang LaSalle, Inc.	12,803	2,170,237
Kennedy-Wilson Holdings, Inc.	43,011	815,058
Kilroy Realty Corp.	26,600	1,906,422
Kimco Realty Corp.	118,376	1,717,636
Kite Realty Group Trust	23,083	339,782
Lamar Advertising Co., Class A	23,151	1,474,950
LaSalle Hotel Properties	34,071	1,007,479
Lexington Realty Trust	80,693	648,772
Liberty Property Trust	44,740	1,871,027
Life Storage, Inc.	13,818	1,222,064
LTC Properties, Inc.	15,358	555,192
Mack-Cali Realty Corp.	23,989	411,891
Marcus & Millichap, Inc. *	4,070	139,031
Maui Land & Pineapple Co., Inc. *	3,129	33,324
MedEquities Realty Trust, Inc.	9,955	101,441
Medical Properties Trust, Inc.	93,094	1,189,741
Mid-America Apartment Communities, Inc.	33,566	3,069,946
Monmouth Real Estate Investment Corp.	30,500	476,715
National Health Investors, Inc.	13,260	905,260
National Retail Properties, Inc.	42,430	1,614,037
National Storage Affiliates Trust	16,811	442,466
New Century Financial Corp. *(c)	3,600	—
New Senior Investment Group, Inc.	20,583	177,425
Newmark Group, Inc., Class A *	32,000	483,200
NexPoint Residential Trust, Inc.	6,034	161,651
NorthStar Realty Europe Corp.	15,816	229,332
Omega Healthcare Investors, Inc.	54,294	1,410,558
One Liberty Properties, Inc.	6,071	144,247
Outfront Media, Inc.	41,403	776,306
Paramount Group, Inc.	51,614	740,661
Park Hotels & Resorts, Inc.	57,721	1,661,210
Pebblebrook Hotel Trust	17,801	622,857
Pennsylvania Real Estate Investment Trust	18,917	183,117
Physicians Realty Trust	57,100	853,074
Piedmont Office Realty Trust, Inc., Class A	46,983	841,935
PotlatchDeltic Corp.	15,558	806,682
Preferred Apartment Communities, Inc., Class A	9,686	142,481
Prologis, Inc.	150,480	9,767,657
PS Business Parks, Inc.	6,633	764,652
Public Storage	42,482	8,572,018
QTS Realty Trust, Inc., Class A	13,289	470,298
Quality Care Properties, Inc. *	24,515	538,595
Ramco-Gershenson Properties Trust	22,500	268,875
Rayonier, Inc.	34,066	1,266,915
RE/MAX Holdings, Inc., Class A	4,605	249,361
Realogy Holdings Corp.	38,603	957,740
Realty Income Corp.	77,749	3,927,102
Regency Centers Corp.	40,795	2,400,786
Retail Opportunity Investments Corp.	29,100	500,520
Retail Properties of America, Inc., Class A	60,000	692,400
Security	Number of Shares	Value ($)
Rexford Industrial Realty, Inc.	27,006	825,033
RLJ Lodging Trust	57,913	1,202,853
Ryman Hospitality Properties, Inc.	13,315	1,043,630
Sabra Health Care REIT, Inc.	48,050	879,796
Saul Centers, Inc.	4,700	224,895
SBA Communications Corp. *	33,034	5,293,038
Select Income REIT	26,350	499,596
Senior Housing Properties Trust	68,052	1,059,570
Seritage Growth Properties, Class A (a)	6,954	247,354
Simon Property Group, Inc.	87,426	13,668,181
SL Green Realty Corp.	25,250	2,467,935
Spirit Realty Capital, Inc.	141,013	1,135,155
STAG Industrial, Inc.	24,168	593,808
STORE Capital Corp.	53,047	1,338,376
Summit Hotel Properties, Inc.	27,700	401,096
Sun Communities, Inc.	21,816	2,047,432
Sunstone Hotel Investors, Inc.	58,060	905,736
Tanger Factory Outlet Centers, Inc.	24,988	548,487
Taubman Centers, Inc.	18,696	1,046,602
Tejon Ranch Co. *	3,674	89,388
Terreno Realty Corp.	14,628	543,430
The GEO Group, Inc.	39,719	893,677
The Howard Hughes Corp. *	10,900	1,474,770
The Macerich Co.	31,366	1,807,309
The RMR Group, Inc., Class A	1,889	140,542
The St. Joe Co. *	18,800	324,300
Tier REIT, Inc.	13,943	265,056
UDR, Inc.	78,659	2,843,523
UMH Properties, Inc.	7,900	106,887
Uniti Group, Inc. *	52,353	943,401
Universal Health Realty Income Trust	3,715	222,640
Urban Edge Properties	30,146	620,103
Urstadt Biddle Properties, Inc., Class A	9,781	194,348
Ventas, Inc.	102,641	5,277,800
VEREIT, Inc.	280,553	1,907,760
Vornado Realty Trust	49,452	3,364,220
Washington Prime Group, Inc.	48,825	315,898
Washington Real Estate Investment Trust	21,093	605,791
Weingarten Realty Investors	36,972	1,015,621
Welltower, Inc.	104,376	5,577,853
Weyerhaeuser Co.	212,323	7,809,240
Whitestone REIT	10,368	112,493
Willscot Corp. *	12,500	160,000
WP Carey, Inc.	29,600	1,889,960
Xenia Hotels & Resorts, Inc.	27,863	573,699
		285,418,638

Retailing 6.0%
1-800-FLOWERS.COM, Inc., Class A *	10,904	138,481
Aaron's, Inc.	18,663	779,554
Abercrombie & Fitch Co., Class A	17,670	452,705
Advance Auto Parts, Inc.	20,347	2,328,714
Amazon.com, Inc. *	113,565	177,857,553
America's Car-Mart, Inc. *	2,070	110,331
American Eagle Outfitters, Inc.	50,708	1,048,641
Asbury Automotive Group, Inc. *	4,791	321,237
Ascena Retail Group, Inc. *	50,000	111,000
At Home Group, Inc. *	4,000	140,760
AutoNation, Inc. *	15,277	705,645
AutoZone, Inc. *	7,792	4,866,260
Barnes & Noble Education, Inc. *	11,182	80,399
Barnes & Noble, Inc.	16,068	89,177
Bed Bath & Beyond, Inc.	39,034	681,534
Best Buy Co., Inc.	72,726	5,565,721
Big Lots, Inc.	10,668	452,857
Booking Holdings, Inc. *	13,799	30,054,222
Boot Barn Holdings, Inc. *	5,100	99,807

47
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Burlington Stores, Inc. *	18,570	2,522,735
Caleres, Inc.	16,614	543,776
Camping World Holdings, Inc., Class A	8,148	233,277
CarMax, Inc. *	51,611	3,225,688
Carvana Co. *(a)	4,447	116,556
Chico's FAS, Inc.	34,428	341,870
Citi Trends, Inc.	3,906	119,641
Conn's, Inc. *	7,143	182,147
Core-Mark Holding Co., Inc.	12,227	251,998
Dick's Sporting Goods, Inc.	21,482	710,839
Dillard's, Inc., Class A (a)	5,479	408,459
Dollar General Corp.	72,973	7,044,084
Dollar Tree, Inc. *	67,746	6,496,164
DSW, Inc., Class A	28,336	631,893
Expedia Group, Inc.	34,937	4,022,646
Express, Inc. *	20,816	163,197
Five Below, Inc. *	16,005	1,130,113
Floor & Decor Holdings, Inc., Class A *	8,730	485,301
Foot Locker, Inc.	35,393	1,524,730
GameStop Corp., Class A (a)	25,883	353,303
Genesco, Inc. *	5,469	233,800
Genuine Parts Co.	42,490	3,752,717
GNC Holdings, Inc., Class A *(a)	19,716	69,992
Group 1 Automotive, Inc.	8,069	527,309
Groupon, Inc. *	103,903	482,110
Guess?, Inc.	16,800	391,272
Haverty Furniture Cos., Inc.	5,712	103,673
Hibbett Sports, Inc. *	5,715	155,448
J.C. Penney Co., Inc. *(a)	75,000	218,250
Kirkland's, Inc. *	5,229	55,375
Kohl's Corp.	49,177	3,054,875
L Brands, Inc.	67,932	2,371,506
Lands' End, Inc. *	5,100	98,685
Liberty Expedia Holdings, Inc., Class A *	19,264	785,971
Liberty TripAdvisor Holdings, Inc., Class A *	20,323	186,972
Lithia Motors, Inc., Class A	6,232	597,400
LKQ Corp. *	86,880	2,695,018
Lowe's Cos., Inc.	234,245	19,308,815
Lumber Liquidators Holdings, Inc. *	7,601	182,956
Macy's, Inc.	84,773	2,633,897
MarineMax, Inc. *	6,661	143,878
Monro, Inc.	8,685	485,926
Murphy USA, Inc. *	8,334	521,458
National Vision Holdings, Inc. *	9,779	325,445
Netflix, Inc. *	122,675	38,331,031
Nordstrom, Inc.	33,309	1,684,103
Nutrisystem, Inc.	7,876	228,404
O'Reilly Automotive, Inc. *	23,714	6,072,444
Office Depot, Inc.	133,796	306,393
Ollie's Bargain Outlet Holdings, Inc. *	16,447	1,023,003
Overstock.com, Inc. *(a)	4,291	163,487
Party City Holdco, Inc. *	9,246	145,625
Penske Automotive Group, Inc.	12,400	559,240
PetMed Express, Inc.	5,544	185,502
Pier 1 Imports, Inc.	20,000	44,600
Pool Corp.	11,229	1,558,698
Qurate Retail Group, Inc. QVC Group, Class A *	129,925	3,041,544
Rent-A-Center, Inc. (a)	14,742	149,042
RH *	4,898	467,514
Ross Stores, Inc.	106,026	8,572,202
Sally Beauty Holdings, Inc. *	33,542	579,941
Shoe Carnival, Inc.	3,214	78,325
Shutterfly, Inc. *	9,939	804,264
Signet Jewelers Ltd.	18,056	702,017
Sleep Number Corp. *	10,441	295,898
Sonic Automotive, Inc., Class A	7,037	139,333
Security	Number of Shares	Value ($)
Stitch Fix, Inc., Class A *(a)	3,500	80,325
Tailored Brands, Inc.	13,066	412,232
Target Corp.	154,589	11,223,161
The Buckle, Inc. (a)	7,969	183,685
The Cato Corp., Class A	7,100	115,091
The Children's Place, Inc.	5,901	752,673
The Finish Line, Inc., Class A	10,893	147,818
The Gap, Inc.	66,013	1,930,220
The Home Depot, Inc.	329,852	60,956,650
The Michaels Cos., Inc. *	28,883	537,801
The TJX Cos., Inc.	179,038	15,191,374
Tiffany & Co.	29,228	3,005,515
Tile Shop Holdings, Inc.	13,900	95,215
Tilly's, Inc., Class A	3,700	41,477
Tractor Supply Co.	33,838	2,300,984
Trans World Entertainment Corp. *	9,700	12,125
TripAdvisor, Inc. *	31,398	1,174,913
Tuesday Morning Corp. *	10,800	38,340
Ulta Salon, Cosmetics & Fragrance, Inc. *	16,563	4,155,822
Urban Outfitters, Inc. *	21,004	845,831
Wayfair, Inc., Class A *	12,338	768,657
Williams-Sonoma, Inc. (a)	22,413	1,071,341
Winmark Corp.	768	100,070
Zumiez, Inc. *	5,244	122,710
		466,172,403

Semiconductors & Semiconductor Equipment 3.8%
Advanced Energy Industries, Inc. *	13,848	824,648
Advanced Micro Devices, Inc. *	240,143	2,612,756
Alpha & Omega Semiconductor Ltd. *	6,543	99,192
Amkor Technology, Inc. *	35,700	295,596
Analog Devices, Inc.	103,069	9,003,077
Applied Materials, Inc.	297,428	14,773,249
Axcelis Technologies, Inc. *	8,582	188,804
AXT, Inc. *	10,674	62,443
Broadcom, Inc.	116,177	26,653,327
Brooks Automation, Inc.	18,759	466,724
Cabot Microelectronics Corp.	7,893	800,745
Cavium, Inc. *	19,247	1,443,717
CEVA, Inc. *	6,184	201,598
Cirrus Logic, Inc. *	21,973	801,355
Cohu, Inc.	7,500	160,500
Cree, Inc. *	28,183	1,051,790
Cypress Semiconductor Corp.	101,681	1,482,509
Diodes, Inc. *	11,012	314,393
DSP Group, Inc. *	6,300	75,285
Entegris, Inc.	40,708	1,310,798
First Solar, Inc. *	22,379	1,586,895
FormFactor, Inc. *	19,922	228,605
GSI Technology, Inc. *	8,500	62,305
Ichor Holdings Ltd. *	4,900	108,290
Impinj, Inc. *(a)	4,438	54,543
Inphi Corp. *	17,568	502,093
Integrated Device Technology, Inc. *	38,603	1,074,321
Intel Corp.	1,323,420	68,314,940
KLA-Tencor Corp.	44,809	4,558,868
Kopin Corp. *	19,600	64,876
Kulicke & Soffa Industries, Inc. *	23,000	526,470
Lam Research Corp.	46,032	8,518,682
Lattice Semiconductor Corp. *	35,433	192,047
MACOM Technology Solutions Holdings, Inc. *	10,984	182,554
Marvell Technology Group Ltd.	116,400	2,334,984
Maxim Integrated Products, Inc.	81,101	4,420,004
MaxLinear, Inc. *	16,514	368,758
Microchip Technology, Inc.	65,612	5,489,102
Micron Technology, Inc. *	327,294	15,048,978

48
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Microsemi Corp. *	35,155	2,274,177
MKS Instruments, Inc.	15,200	1,556,480
Monolithic Power Systems, Inc.	11,490	1,345,479
Nanometrics, Inc. *	7,752	192,405
NVE Corp.	1,664	140,724
NVIDIA Corp.	170,885	38,432,036
ON Semiconductor Corp. *	114,253	2,522,706
PDF Solutions, Inc. *	9,699	108,144
Photronics, Inc. *	18,000	137,700
Power Integrations, Inc.	10,606	719,087
Qorvo, Inc. *	34,598	2,331,905
QUALCOMM, Inc.	419,541	21,400,786
Rambus, Inc. *	28,897	390,110
Rudolph Technologies, Inc. *	9,279	235,223
Semtech Corp. *	21,135	830,605
Silicon Laboratories, Inc. *	12,798	1,188,934
Skyworks Solutions, Inc.	52,517	4,556,375
SMART Global Holdings, Inc. *	1,578	61,779
SolarEdge Technologies, Inc. *	9,343	491,909
SunPower Corp. *(a)	15,500	132,215
Synaptics, Inc. *	9,360	407,347
Teradyne, Inc.	53,838	1,752,427
Texas Instruments, Inc.	277,998	28,197,337
Ultra Clean Holdings, Inc. *	9,109	159,499
Universal Display Corp.	11,400	1,003,770
Veeco Instruments, Inc. *	13,473	208,158
Versum Materials, Inc.	31,442	1,106,130
Xcerra Corp. *	12,951	156,448
Xilinx, Inc.	70,066	4,501,040
Xperi Corp.	13,448	295,856
		293,096,612

Software & Services 14.4%
2U, Inc. *	15,887	1,278,745
8x8, Inc. *	25,000	506,250
A10 Networks, Inc. *	15,072	91,939
Accenture plc, Class A	173,947	26,300,786
ACI Worldwide, Inc. *	31,133	723,842
Activision Blizzard, Inc.	215,586	14,304,131
Acxiom Corp. *	21,016	545,996
Adobe Systems, Inc. *	138,890	30,778,024
Agilysys, Inc. *	8,460	99,659
Akamai Technologies, Inc. *	46,887	3,359,454
Alarm.com Holdings, Inc. *	7,095	286,496
Alliance Data Systems Corp.	13,774	2,796,811
Alphabet, Inc., Class A *	84,222	85,786,845
Alphabet, Inc., Class C *	86,025	87,515,813
Altair Engineering, Inc., Class A *	8,460	245,171
Alteryx, Inc., Class A *	6,710	209,688
American Software, Inc., Class A	9,461	120,722
ANGI Homeservices, Inc., Class A *(a)	14,595	194,989
ANSYS, Inc. *	22,969	3,713,169
Appfolio, Inc., Class A *	3,289	157,708
Appian Corp. *	2,930	79,432
Apptio, Inc., Class A *	5,500	162,305
Aspen Technology, Inc. *	20,576	1,805,544
Autodesk, Inc. *	62,889	7,917,725
Automatic Data Processing, Inc.	124,380	14,686,790
Avaya Holdings Corp. *	36,200	828,618
Benefitfocus, Inc. *	6,772	204,514
Black Knight, Inc. *	32,191	1,566,092
Blackbaud, Inc.	13,847	1,453,381
Blackhawk Network Holdings, Inc. *	19,497	875,415
Blackline, Inc. *	9,744	403,402
Blucora, Inc. *	13,324	346,424
Booz Allen Hamilton Holding Corp.	41,758	1,654,870
Bottomline Technologies de, Inc. *	12,300	486,096
Security	Number of Shares	Value ($)
Box, Inc., Class A *	36,916	843,900
Broadridge Financial Solutions, Inc.	31,699	3,398,450
CA, Inc.	84,524	2,941,435
CACI International, Inc., Class A *	6,700	1,012,035
Cadence Design Systems, Inc. *	81,400	3,260,884
Carbonite, Inc. *	6,509	202,430
Cardtronics plc, Class A *	12,445	326,681
Care.com, Inc. *	4,500	70,200
Cargurus, Inc. *	3,542	109,519
Cars.com, Inc. *	18,805	535,566
Cass Information Systems, Inc.	3,141	189,968
CDK Global, Inc.	35,134	2,292,142
Cision Ltd. *	13,716	183,657
Citrix Systems, Inc. *	35,621	3,665,757
Cloudera, Inc. *	26,700	380,475
Cognizant Technology Solutions Corp., Class A	165,774	13,563,629
CommerceHub, Inc., Series A *	2,534	57,446
CommerceHub, Inc., Series C *	8,977	203,509
CommVault Systems, Inc. *	11,315	791,484
Conduent, Inc. *	51,961	1,011,161
Convergys Corp.	23,759	555,010
CoreLogic, Inc. *	25,707	1,272,496
Cornerstone OnDemand, Inc. *	14,188	626,116
Coupa Software, Inc. *	7,434	344,715
CSG Systems International, Inc.	8,900	380,831
Dell Technologies, Inc., Class V *	57,099	4,097,995
Digimarc Corp. *	3,542	102,187
DXC Technology Co.	80,259	8,271,493
eBay, Inc. *	266,323	10,088,315
Ebix, Inc.	8,613	667,507
Edgewater Technology, Inc. *	767	4,410
Electronic Arts, Inc. *	86,346	10,187,101
Ellie Mae, Inc. *	10,328	1,000,473
Endurance International Group Holdings, Inc. *	22,190	163,097
Envestnet, Inc. *	13,876	753,467
EPAM Systems, Inc. *	14,042	1,605,703
Etsy, Inc. *	29,257	875,955
Euronet Worldwide, Inc. *	14,988	1,170,713
Everbridge, Inc. *	4,999	186,713
Everi Holdings, Inc. *	19,772	126,739
EVERTEC, Inc.	22,100	403,325
ExlService Holdings, Inc. *	12,318	712,104
Facebook, Inc., Class A *	677,320	116,499,040
Fair Isaac Corp. *	8,802	1,524,330
Fidelity National Information Services, Inc.	93,268	8,857,662
FireEye, Inc. *	52,385	945,549
First Data Corp., Class A *	121,300	2,195,530
Fiserv, Inc. *	114,778	8,133,169
Five9, Inc. *	14,701	431,768
FleetCor Technologies, Inc. *	25,524	5,290,615
ForeScout Technologies, Inc. *	5,800	185,542
Fortinet, Inc. *	41,245	2,283,323
Gartner, Inc. *	25,525	3,095,927
Genpact Ltd.	45,585	1,453,706
Global Payments, Inc.	45,430	5,135,861
Glu Mobile, Inc. *	38,900	170,382
GoDaddy, Inc., Class A *	29,547	1,907,554
Gogo, Inc. *(a)	16,000	150,720
GrubHub, Inc. *	24,239	2,451,532
GSE Systems, Inc. *	2,424	7,757
GTT Communications, Inc. *	8,754	420,630
Guidewire Software, Inc. *	24,300	2,056,266
Hortonworks, Inc. *	25,371	429,531
HubSpot, Inc. *	10,280	1,088,652
IAC/InterActiveCorp *	21,200	3,437,368
Imperva, Inc. *	10,762	481,599

49
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Information Services Group, Inc. *	16,112	69,926
Instructure, Inc. *	11,626	471,434
International Business Machines Corp.	242,084	35,092,497
Intuit, Inc.	68,363	12,632,799
j2 Global, Inc.	14,745	1,170,458
Jack Henry & Associates, Inc.	22,219	2,654,726
Leaf Group Ltd. *	5,920	43,512
Leidos Holdings, Inc.	39,307	2,524,689
Limelight Networks, Inc. *	22,060	113,830
LivePerson, Inc. *	15,471	259,913
LogMeIn, Inc.	14,577	1,606,385
Manhattan Associates, Inc. *	20,160	868,090
ManTech International Corp., Class A	7,038	415,875
MasterCard, Inc., Class A	260,093	46,366,779
Match Group, Inc. *(a)	15,872	747,889
MAXIMUS, Inc.	19,172	1,296,602
Microsoft Corp.	2,175,410	203,444,343
MicroStrategy, Inc., Class A *	2,528	322,219
MINDBODY, Inc., Class A *	8,064	319,738
Mitek Systems, Inc. *	10,165	78,779
MobileIron, Inc. *	15,000	69,750
Model N, Inc. *	7,661	131,386
MoneyGram International, Inc. *	9,037	78,983
MongoDB, Inc. *	5,000	179,950
Monotype Imaging Holdings, Inc.	11,386	252,200
MuleSoft, Inc., Class A *	12,428	554,040
New Relic, Inc. *	12,956	905,495
NIC, Inc.	18,419	273,522
Nuance Communications, Inc. *	77,685	1,143,523
Nutanix, Inc., Class A *	20,300	1,026,977
Okta, Inc. *	13,557	580,375
Oracle Corp.	853,247	38,967,790
Pandora Media, Inc. *	72,500	406,725
Paychex, Inc.	89,535	5,423,135
Paycom Software, Inc. *	14,720	1,681,171
Paylocity Holding Corp. *	7,489	409,124
PayPal Holdings, Inc. *	318,914	23,794,174
Pegasystems, Inc.	9,644	588,766
Perficient, Inc. *	10,300	254,719
Presidio, Inc. *	9,102	139,443
PRGX Global, Inc. *	11,000	107,800
Progress Software Corp.	12,646	467,017
Proofpoint, Inc. *	14,328	1,689,844
PROS Holdings, Inc. *	7,826	231,024
PTC, Inc. *	32,070	2,640,964
Q2 Holdings, Inc. *	12,590	620,057
QAD, Inc., Class A	3,753	168,510
Qualys, Inc. *	8,578	660,077
QuinStreet, Inc. *	10,517	118,211
Quotient Technology, Inc. *	21,178	283,785
Rapid7, Inc. *	14,079	397,591
RealPage, Inc. *	18,140	970,490
Red Hat, Inc. *	50,172	8,181,046
Reis, Inc.	4,049	85,029
RingCentral, Inc., Class A *	19,018	1,275,157
Sabre Corp.	59,498	1,228,039
SailPoint Technologies Holding, Inc. *	8,000	192,720
salesforce.com, Inc. *	192,643	23,307,877
Science Applications International Corp.	11,785	1,011,035
ServiceNow, Inc. *	48,754	8,099,990
ServiceSource International, Inc. *	26,733	101,318
Shutterstock, Inc. *	5,148	216,937
Snap, Inc., Class A *	67,272	964,008
Splunk, Inc. *	39,956	4,101,483
SPS Commerce, Inc. *	6,500	445,705
Square, Inc., Class A *	80,959	3,832,599
SS&C Technologies Holdings, Inc.	56,248	2,792,713
Stamps.com, Inc. *	4,823	1,098,438
Security	Number of Shares	Value ($)
StarTek, Inc. *	3,900	34,476
Switch, Inc., Class A	9,655	137,584
Sykes Enterprises, Inc. *	16,626	478,164
Symantec Corp.	176,756	4,912,049
Synchronoss Technologies, Inc. *	12,110	135,632
Synopsys, Inc. *	43,127	3,687,790
Syntel, Inc. *	10,835	312,915
Tableau Software, Inc., Class A *	20,970	1,783,498
Take-Two Interactive Software, Inc. *	31,520	3,142,859
TechTarget, Inc. *	5,500	114,675
Teradata Corp. *	34,562	1,414,277
The Hackett Group, Inc.	7,200	116,712
The Trade Desk, Inc., Class A *	5,504	281,640
The Ultimate Software Group, Inc. *	7,980	1,914,562
The Western Union Co.	137,332	2,712,307
TiVo Corp.	32,358	457,866
Total System Services, Inc.	46,704	3,925,938
Travelport Worldwide Ltd.	33,417	572,767
TrueCar, Inc. *	21,107	208,959
TTEC Holdings, Inc.	4,849	155,168
Twilio, Inc., Class A *	18,066	762,566
Twitter, Inc. *	184,369	5,588,224
Tyler Technologies, Inc. *	9,846	2,155,486
Unisys Corp. *	18,200	203,840
Upland Software, Inc. *	4,500	122,265
Varonis Systems, Inc. *	5,590	365,306
VASCO Data Security International, Inc. *	9,000	139,500
Verint Systems, Inc. *	21,705	913,780
VeriSign, Inc. *	23,549	2,765,124
Virtusa Corp. *	7,262	349,593
Visa, Inc., Class A	508,497	64,518,099
VMware, Inc., Class A *	18,607	2,479,569
Web.com Group, Inc. *	14,122	262,669
WEX, Inc. *	11,138	1,803,465
Workday, Inc., Class A *	38,171	4,765,268
Workiva, Inc. *	8,050	181,125
Worldpay, Inc., Class A *	83,489	6,780,977
XO Group, Inc. *	8,056	174,654
Yelp, Inc. *	20,059	899,646
Zendesk, Inc. *	29,600	1,443,000
Zillow Group, Inc., Class A *	15,369	743,399
Zillow Group, Inc., Class C *	30,094	1,459,258
Zix Corp. *	17,000	85,850
Zynga, Inc., Class A *	212,600	733,470
		1,117,604,818

Technology Hardware & Equipment 5.6%
3D Systems Corp. *(a)	30,548	306,702
Acacia Communications, Inc. *	5,220	146,943
ADTRAN, Inc.	13,649	199,958
Amphenol Corp., Class A	85,358	7,145,318
Anixter International, Inc. *	10,131	596,716
Apple, Inc.	1,434,322	237,036,054
Applied Optoelectronics, Inc. *(a)	6,000	191,760
Arista Networks, Inc. *	13,130	3,473,541
ARRIS International plc *	50,235	1,356,345
Arrow Electronics, Inc. *	24,793	1,853,029
Avnet, Inc.	34,118	1,338,449
AVX Corp.	14,000	206,640
Badger Meter, Inc.	10,800	458,460
Belden, Inc.	11,044	680,310
Benchmark Electronics, Inc.	13,708	360,520
CalAmp Corp. *	10,260	202,635
Calix, Inc. *	12,108	80,518
Casa Systems, Inc. *(a)	20,000	467,800
CDW Corp.	45,094	3,214,751
Ciena Corp. *	43,161	1,111,396

50
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Cisco Systems, Inc.	1,363,559	60,392,028
Cognex Corp.	51,353	2,375,076
Coherent, Inc. *	6,789	1,142,046
CommScope Holding Co., Inc. *	53,282	2,036,438
Communications Systems, Inc.	53,328	190,914
Comtech Telecommunications Corp.	6,802	208,073
Control4 Corp. *	5,383	112,182
Corning, Inc.	243,435	6,577,614
Cray, Inc. *	11,099	264,711
CTS Corp.	10,207	305,700
CUI Global, Inc. *	56,600	155,650
Daktronics, Inc.	14,170	127,672
Diebold Nixdorf, Inc.	20,377	312,787
Digi International, Inc. *	9,100	104,650
Dolby Laboratories, Inc., Class A	17,590	1,052,234
Eastman Kodak Co. *(a)	10,651	52,722
EchoStar Corp., Class A *	15,207	798,976
Electro Scientific Industries, Inc. *	9,900	178,200
Electronics For Imaging, Inc. *	12,455	345,003
ePlus, Inc. *	3,969	316,925
Extreme Networks, Inc. *	36,200	387,340
F5 Networks, Inc. *	17,310	2,823,088
Fabrinet *	11,108	313,357
FARO Technologies, Inc. *	4,650	234,825
Finisar Corp. *	29,702	462,757
Fitbit, Inc., Class A *	46,078	255,733
FLIR Systems, Inc.	38,050	2,037,577
Harmonic, Inc. *	28,370	103,551
Hewlett Packard Enterprise Co.	441,236	7,523,074
HP, Inc.	467,189	10,039,892
I.D. Systems, Inc. *	5,500	37,675
II-VI, Inc. *	17,185	654,748
Immersion Corp. *	10,166	111,928
Infinera Corp. *	40,484	474,472
Insight Enterprises, Inc. *	9,913	351,416
InterDigital, Inc.	9,143	680,696
IPG Photonics Corp. *	10,300	2,194,209
Itron, Inc. *	11,830	773,682
Jabil, Inc.	49,500	1,316,700
Juniper Networks, Inc.	97,624	2,400,574
KEMET Corp. *	11,973	206,175
Keysight Technologies, Inc. *	55,379	2,861,987
Kimball Electronics, Inc. *	6,825	108,176
Knowles Corp. *	24,307	311,130
Littelfuse, Inc.	7,149	1,336,291
Lumentum Holdings, Inc. *	17,830	899,523
Maxwell Technologies, Inc. *	14,267	73,190
Mesa Laboratories, Inc.	1,023	172,181
Methode Electronics, Inc.	9,500	379,050
Motorola Solutions, Inc.	47,093	5,172,224
MTS Systems Corp.	4,909	249,377
National Instruments Corp.	30,577	1,250,294
NCR Corp. *	31,551	970,824
Neonode, Inc. *	31,951	13,739
NetApp, Inc.	76,247	5,076,525
NETGEAR, Inc. *	8,409	465,018
NetScout Systems, Inc. *	22,924	622,387
Novanta, Inc. *	8,604	505,915
Oclaro, Inc. *	44,249	350,452
OSI Systems, Inc. *	4,732	302,943
Palo Alto Networks, Inc. *	25,837	4,973,881
Park Electrochemical Corp.	6,594	112,296
PC Connection, Inc.	4,382	116,956
PC-Tel, Inc. *	8,900	63,635
Plantronics, Inc.	12,172	793,006
Plexus Corp. *	9,034	495,425
Pure Storage, Inc., Class A *	33,300	673,659
Quantenna Communications, Inc. *	5,500	69,685
Security	Number of Shares	Value ($)
Quantum Corp. *	15,625	61,250
Ribbon Communications, Inc. *	15,542	90,454
Richardson Electronics Ltd.	7,300	67,671
Rogers Corp. *	4,831	515,468
Sanmina Corp. *	19,400	572,300
ScanSource, Inc. *	7,330	251,419
Seagate Technology plc	80,333	4,650,477
Super Micro Computer, Inc. *	10,345	183,107
SYNNEX Corp.	7,567	757,986
Systemax, Inc.	3,800	119,434
TE Connectivity Ltd.	100,247	9,197,662
Tech Data Corp. *	10,057	766,846
TESSCO Technologies, Inc.	4,025	71,041
Trimble, Inc. *	68,686	2,376,536
TTM Technologies, Inc. *	24,486	341,335
Ubiquiti Networks, Inc. *(a)	6,097	434,472
USA Technologies, Inc. *	14,263	124,801
VeriFone Systems, Inc. *	29,314	674,515
ViaSat, Inc. *	15,920	1,018,562
Viavi Solutions, Inc. *	71,700	677,565
Vishay Intertechnology, Inc.	34,021	600,471
Vishay Precision Group, Inc. *	4,093	115,832
Western Digital Corp.	83,527	6,581,092
Xerox Corp.	59,625	1,875,206
Zebra Technologies Corp., Class A *	14,903	2,009,371
		433,415,557

Telecommunication Services 1.7%
AT&T, Inc.	1,734,681	56,724,069
ATN International, Inc.	3,250	172,250
Boingo Wireless, Inc. *	14,710	345,097
CenturyLink, Inc.	281,211	5,224,900
Cincinnati Bell, Inc. *	12,293	186,239
Cogent Communications Holdings, Inc.	13,632	642,749
Consolidated Communications Holdings, Inc.	16,757	189,354
Frontier Communications Corp. (a)	19,211	159,451
Globalstar, Inc. *	108,677	66,467
Hawaiian Telcom Holdco, Inc. *	3,989	108,660
Iridium Communications, Inc. *	21,754	258,873
NII Holdings, Inc. *	28,127	77,349
ORBCOMM, Inc. *	20,181	182,033
pdvWireless, Inc. *	2,756	80,200
Shenandoah Telecommunications Co.	15,793	596,186
Spok Holdings, Inc.	5,500	81,950
Sprint Corp. *	201,805	1,132,126
T-Mobile US, Inc. *	83,919	5,077,939
Telephone & Data Systems, Inc.	23,553	643,703
United States Cellular Corp. *	5,400	213,678
Verizon Communications, Inc.	1,164,058	57,446,262
Vonage Holdings Corp. *	65,275	729,774
Windstream Holdings, Inc.	53,040	82,212
Zayo Group Holdings, Inc. *	51,063	1,853,587
		132,275,108

Transportation 2.1%
Air Transport Services Group, Inc. *	12,727	257,594
Alaska Air Group, Inc.	36,033	2,339,623
Allegiant Travel Co.	4,000	641,000
AMERCO	1,800	607,536
American Airlines Group, Inc.	119,138	5,114,594
ArcBest Corp.	7,080	227,268
Atlas Air Worldwide Holdings, Inc. *	6,500	412,100
Avis Budget Group, Inc. *	18,531	915,617
C.H. Robinson Worldwide, Inc.	38,734	3,564,690
Covenant Transport Group, Inc., Class A *	3,000	83,250

51
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
CSX Corp.	249,726	14,831,227
Daseke, Inc. *	11,484	95,087
Delta Air Lines, Inc.	183,127	9,562,892
Echo Global Logistics, Inc. *	7,245	197,788
Expeditors International of Washington, Inc.	50,206	3,206,155
FedEx Corp.	69,330	17,138,376
Forward Air Corp.	8,241	444,932
Genco Shipping & Trading Ltd. *	10,000	160,000
Genesee & Wyoming, Inc., Class A *	18,630	1,326,456
Hawaiian Holdings, Inc.	18,958	781,070
Heartland Express, Inc.	20,421	364,106
Hertz Global Holdings, Inc. *	21,781	477,004
Hub Group, Inc., Class A *	8,962	393,880
JB Hunt Transport Services, Inc.	23,039	2,705,470
JetBlue Airways Corp. *	88,555	1,699,370
Kansas City Southern	29,455	3,140,787
Kirby Corp. *	16,342	1,393,973
Knight-Swift Transportation Holdings, Inc.	35,999	1,404,321
Landstar System, Inc.	11,937	1,213,396
Macquarie Infrastructure Corp.	23,986	909,069
Marten Transport Ltd.	11,035	215,182
Matson, Inc.	14,300	417,989
Norfolk Southern Corp.	79,531	11,410,313
Old Dominion Freight Line, Inc.	19,219	2,572,655
Radiant Logistics, Inc. *	30,000	105,900
Roadrunner Transportation Systems, Inc. *	4,900	10,535
Ryder System, Inc.	16,881	1,138,286
Saia, Inc. *	8,474	559,708
Schneider National, Inc., Class B	8,373	223,392
SkyWest, Inc.	14,300	813,670
Southwest Airlines Co.	150,530	7,952,500
Spirit Airlines, Inc. *	18,160	648,675
Union Pacific Corp.	222,149	29,685,771
United Continental Holdings, Inc. *	69,417	4,688,424
United Parcel Service, Inc., Class B	193,761	21,991,873
Universal Logistics Holdings, Inc.	3,300	72,435
USA Truck, Inc. *	10,000	240,300
Werner Enterprises, Inc.	11,686	400,830
XPO Logistics, Inc. *	27,141	2,637,020
YRC Worldwide, Inc. *	8,600	71,552
		161,465,641

Utilities 2.9%
AES Corp.	198,211	2,426,103
Allete, Inc.	13,597	1,038,947
Alliant Energy Corp.	64,400	2,765,980
Ameren Corp.	69,224	4,057,911
American Electric Power Co., Inc.	138,161	9,668,507
American States Water Co.	12,210	680,341
American Water Works Co., Inc.	48,621	4,209,606
Aqua America, Inc.	50,267	1,766,885
Artesian Resources Corp., Class A	4,000	153,200
Atmos Energy Corp.	31,090	2,701,410
Avangrid, Inc.	18,024	950,045
Avista Corp.	15,800	819,388
Black Hills Corp.	13,400	759,512
Cadiz, Inc. *(a)	6,356	85,488
California Water Service Group	13,287	514,871
CenterPoint Energy, Inc.	120,077	3,041,550
Chesapeake Utilities Corp.	6,686	508,136
CMS Energy Corp.	77,459	3,655,290
Connecticut Water Service, Inc.	3,873	263,364
Consolidated Edison, Inc.	87,175	6,985,333
Dominion Energy, Inc.	183,152	12,190,597
DTE Energy Co.	49,557	5,223,308
Duke Energy Corp.	197,407	15,824,145
Security	Number of Shares	Value ($)
Edison International	93,857	6,149,511
El Paso Electric Co.	11,300	576,865
Entergy Corp.	49,509	4,039,439
Eversource Energy	90,134	5,430,573
Exelon Corp.	269,913	10,710,148
FirstEnergy Corp.	127,856	4,398,246
Genie Energy Ltd., Class B	12,800	53,248
Great Plains Energy, Inc.	58,575	1,917,160
Hawaiian Electric Industries, Inc.	33,618	1,166,208
IDACORP, Inc.	15,700	1,460,100
MDU Resources Group, Inc.	56,070	1,579,492
MGE Energy, Inc.	13,050	757,553
Middlesex Water Co.	5,268	219,465
National Fuel Gas Co.	22,180	1,138,943
New Jersey Resources Corp.	22,869	945,633
NextEra Energy, Inc.	132,167	21,663,493
NiSource, Inc.	95,479	2,328,733
Northwest Natural Gas Co.	10,413	638,317
NorthWestern Corp.	12,721	698,892
NRG Energy, Inc.	82,079	2,544,449
NRG Yield, Inc., Class A	8,300	146,163
NRG Yield, Inc., Class C	26,071	464,064
OGE Energy Corp.	59,799	1,965,593
ONE Gas, Inc.	13,888	968,271
Ormat Technologies, Inc.	9,744	564,178
Otter Tail Corp.	15,573	682,876
Pattern Energy Group, Inc., Class A	24,002	436,356
PG&E Corp.	145,958	6,728,664
Pinnacle West Capital Corp.	30,483	2,453,881
PNM Resources, Inc.	24,000	951,600
Portland General Electric Co.	23,208	985,876
PPL Corp.	198,545	5,777,659
Public Service Enterprise Group, Inc.	140,710	7,338,026
Pure Cycle Corp. *	8,000	71,600
SCANA Corp.	39,105	1,437,891
Sempra Energy	72,322	8,085,600
SJW Group.	6,170	372,977
South Jersey Industries, Inc.	27,579	852,191
Southwest Gas Holdings, Inc.	15,785	1,152,147
Spire, Inc.	12,806	923,953
TerraForm Power, Inc., Class A	13,888	154,851
The Southern Co.	284,396	13,116,344
The York Water Co.	4,611	148,474
UGI Corp.	49,300	2,385,627
Unitil Corp.	4,900	238,091
Vectren Corp.	24,298	1,707,420
Vistra Energy Corp. *	104,961	2,398,359
WEC Energy Group, Inc.	86,913	5,586,768
Westar Energy, Inc.	42,749	2,316,141
WGL Holdings, Inc.	12,347	1,050,730
Xcel Energy, Inc.	140,275	6,570,481
		226,739,237
Total Common Stock
(Cost $4,739,076,245)		7,744,796,978

Rights 0.0% of net assets

Media 0.0%
Media General, Inc. CVR *(c)	18,400	1,566

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(c)	31,000	87,730
FRD Acquisition Co. CVR *(c)	8,700	—
		87,730

52
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.0%
Gerber Scientific, Inc. CVR *(c)	8,900	—
Total Rights
(Cost $34,633)		89,296

Other Investment Company 0.4% of net assets

Securities Lending Collateral 0.4%
Wells Fargo Government Money Market Fund, Select Class 1.59% (d)	30,012,920	30,012,920
Total Other Investment Company
(Cost $30,012,920)		30,012,920
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.5% of net assets

Time Deposit 0.5%
BNP Paribas
1.05%, 05/01/18 (e)	44,192,525	44,192,525
Total Short-Term Investment
(Cost $44,192,525)		44,192,525

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 06/15/18	32	2,470,080	(19,674)
S&P 500 Index, e-mini, expires 06/15/18	107	14,161,484	(22,060)
Net Unrealized Depreciation			(41,734)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $28,993,091.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair-valued by management in accordance with procedures approved by fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
53
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.7%
Aptiv plc	1,151	97,352
BorgWarner, Inc.	117	5,726
Delphi Technologies plc	380	18,396
Gentex Corp.	745	16,941
Harley-Davidson, Inc.	504	20,729
Lear Corp.	247	46,182
Tesla, Inc. *	578	169,874
Thor Industries, Inc.	206	21,865
Visteon Corp. *	127	15,804
		412,869

Banks 0.3%
Bank of the Ozarks, Inc.	218	10,202
East West Bancorp, Inc.	27	1,799
First Republic Bank	569	52,843
Pinnacle Financial Partners, Inc.	97	6,213
Signature Bank *	143	18,183
SVB Financial Group *	172	51,533
Western Alliance Bancorp *	237	13,978
		154,751

Capital Goods 8.3%
3M Co.	2,514	488,696
A.O. Smith Corp.	629	38,589
Acuity Brands, Inc.	121	14,492
Air Lease Corp.	8	334
Allegion plc	398	30,718
Allison Transmission Holdings, Inc.	504	19,651
AMETEK, Inc.	169	11,796
Armstrong World Industries, Inc. *	197	11,032
BWX Technologies, Inc.	411	27,866
Caterpillar, Inc.	2,234	322,500
Cummins, Inc.	225	35,968
Deere & Co.	1,405	190,139
Donaldson Co., Inc.	493	21,820
Dover Corp.	64	5,933
Emerson Electric Co.	401	26,630
Fastenal Co.	1,236	61,788
Fortive Corp.	1,213	85,286
Fortune Brands Home & Security, Inc.	589	32,212
Gardner Denver Holdings, Inc. *	293	9,268
Gates Industrial Corp. plc *	151	2,365
General Dynamics Corp.	455	91,596
General Electric Co.	6,590	92,721
Graco, Inc.	753	33,124
Harris Corp.	131	20,491
HD Supply Holdings, Inc. *	795	30,774
HEICO Corp.	123	10,806
HEICO Corp., Class A	265	19,120
Hexcel Corp.	260	17,282
Honeywell International, Inc.	1,904	275,471
Hubbell, Inc.	146	15,164
Huntington Ingalls Industries, Inc.	163	39,643
Security	Number of Shares	Value ($)
IDEX Corp.	311	41,568
Illinois Tool Works, Inc.	1,328	188,603
Ingersoll-Rand plc	555	46,559
Lennox International, Inc.	148	28,619
Lincoln Electric Holdings, Inc.	246	20,386
Lockheed Martin Corp.	964	309,290
Masco Corp.	846	32,038
MSC Industrial Direct Co., Inc., Class A	82	7,088
Nordson Corp.	253	32,536
Northrop Grumman Corp.	700	225,428
Parker-Hannifin Corp.	503	82,804
Quanta Services, Inc. *	143	4,647
Raytheon Co.	465	95,297
Rockwell Automation, Inc.	564	92,795
Rockwell Collins, Inc.	692	91,718
Roper Technologies, Inc.	417	110,167
Sensata Technologies Holding plc *	373	18,919
Snap-on, Inc.	41	5,955
Stanley Black & Decker, Inc.	58	8,212
The Boeing Co.	2,412	804,547
The Middleby Corp. *	227	28,566
The Toro Co.	444	25,925
TransDigm Group, Inc.	207	66,358
United Rentals, Inc. *	372	55,800
Univar, Inc. *	477	13,146
W.W. Grainger, Inc.	204	57,395
WABCO Holdings, Inc. *	209	26,959
Wabtec Corp.	127	11,279
Watsco, Inc.	138	23,104
Welbilt, Inc. *	487	9,331
Xylem, Inc.	385	28,066
		4,676,380

Commercial & Professional Services 1.1%
ADT, Inc.	306	2,726
Cintas Corp.	379	64,544
Clean Harbors, Inc. *	181	8,290
Copart, Inc. *	857	43,776
CoStar Group, Inc. *	154	56,466
Equifax, Inc.	519	58,154
IHS Markit Ltd. *	948	46,575
KAR Auction Services, Inc.	603	31,350
Robert Half International, Inc.	538	32,683
Rollins, Inc.	386	18,729
The Dun & Bradstreet Corp.	61	7,034
TransUnion *	767	49,786
Verisk Analytics, Inc. *	652	69,405
Waste Management, Inc.	1,553	126,243
		615,761

Consumer Durables & Apparel 1.5%
Brunswick Corp.	302	18,084
Carter's, Inc.	201	20,164
D.R. Horton, Inc.	825	36,416
Hanesbrands, Inc.	1,509	27,871
Hasbro, Inc.	383	33,738
Leggett & Platt, Inc.	444	18,004

54
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
lululemon Athletica, Inc. *	419	41,816
Mattel, Inc.	270	3,996
Michael Kors Holdings Ltd. *	62	4,242
Mohawk Industries, Inc. *	21	4,407
NIKE, Inc., Class B	5,652	386,540
NVR, Inc. *	14	43,400
Polaris Industries, Inc.	253	26,519
PulteGroup, Inc.	280	8,501
Skechers U.S.A., Inc., Class A *	229	6,527
Tapestry, Inc.	198	10,646
Tempur Sealy International, Inc. *	58	2,596
Toll Brothers, Inc.	294	12,395
Tupperware Brands Corp.	210	9,358
Under Armour, Inc., Class A *	583	10,354
Under Armour, Inc., Class C *	590	9,057
VF Corp.	1,033	83,539
Whirlpool Corp.	29	4,494
		822,664

Consumer Services 3.5%
Aramark	435	16,265
Bright Horizons Family Solutions, Inc. *	239	22,676
Chipotle Mexican Grill, Inc. *	107	45,296
Choice Hotels International, Inc.	152	12,168
Darden Restaurants, Inc.	531	49,309
Domino's Pizza, Inc.	183	44,236
Dunkin' Brands Group, Inc.	410	24,993
Extended Stay America, Inc.	447	8,752
H&R Block, Inc.	135	3,733
Hilton Grand Vacations, Inc. *	393	16,899
Hilton Worldwide Holdings, Inc.	1,039	81,915
Las Vegas Sands Corp.	1,567	114,908
Marriott International, Inc., Class A	1,321	180,554
McDonald's Corp.	3,457	578,840
MGM Resorts International	166	5,216
Service Corp. International	768	28,040
ServiceMaster Global Holdings, Inc. *	573	28,994
Six Flags Entertainment Corp.	275	17,391
Starbucks Corp.	5,931	341,448
The Wendy's Co.	840	14,062
Vail Resorts, Inc.	177	40,588
Wyndham Worldwide Corp.	421	48,082
Wynn Resorts Ltd.	347	64,608
Yum China Holdings, Inc.	1,351	57,769
Yum! Brands, Inc.	1,473	128,298
		1,975,040

Diversified Financials 2.1%
Ameriprise Financial, Inc.	571	80,060
BGC Partners, Inc., Class A	268	3,581
Capital One Financial Corp.	135	12,234
Cboe Global Markets, Inc.	480	51,254
Credit Acceptance Corp. *	42	13,895
Eaton Vance Corp.	500	27,195
FactSet Research Systems, Inc.	171	32,338
Federated Investors, Inc., Class B	93	2,462
Intercontinental Exchange, Inc.	1,171	84,851
Invesco Ltd.	230	6,663
Lazard Ltd., Class A	483	26,285
Legg Mason, Inc.	103	4,089
Leucadia National Corp.	296	7,116
LPL Financial Holdings, Inc.	387	23,441
MarketAxess Holdings, Inc.	161	31,979
Moody's Corp.	713	115,649
Morningstar, Inc.	87	9,446
MSCI, Inc.	389	58,284
Security	Number of Shares	Value ($)
Raymond James Financial, Inc.	135	12,116
S&P Global, Inc.	1,102	207,837
SEI Investments Co.	589	37,242
State Street Corp.	90	8,980
T. Rowe Price Group, Inc.	150	17,073
TD Ameritrade Holding Corp.	1,121	65,119
The Charles Schwab Corp. (a)	4,048	225,393
Voya Financial, Inc.	38	1,989
		1,166,571

Energy 0.9%
Antero Resources Corp. *	460	8,740
Apache Corp.	70	2,867
Cabot Oil & Gas Corp.	1,406	33,617
Cheniere Energy, Inc. *	562	32,686
Chesapeake Energy Corp. *	602	1,788
Cimarex Energy Co.	376	37,822
Continental Resources, Inc. *	162	10,702
Devon Energy Corp.	153	5,558
Diamondback Energy, Inc. *	95	12,203
EOG Resources, Inc.	244	28,833
EQT Corp.	147	7,378
Gulfport Energy Corp. *	171	1,590
Halliburton Co.	2,546	134,913
Laredo Petroleum, Inc. *	707	7,777
Newfield Exploration Co. *	871	25,956
ONEOK, Inc.	1,686	101,531
Parsley Energy, Inc., Class A *	691	20,751
RPC, Inc.	249	4,484
RSP Permian, Inc. *	271	13,444
The Williams Cos., Inc.	470	12,093
		504,733

Food & Staples Retailing 1.1%
Costco Wholesale Corp.	1,892	373,027
Rite Aid Corp. *	1,993	3,328
Sprouts Farmers Market, Inc. *	513	12,840
Sysco Corp.	2,093	130,896
The Kroger Co.	2,081	52,420
Walgreens Boots Alliance, Inc.	692	45,984
		618,495

Food, Beverage & Tobacco 4.1%
Altria Group, Inc.	8,265	463,749
Brown-Forman Corp., Class A	203	10,834
Brown-Forman Corp., Class B	956	53,574
Campbell Soup Co.	516	21,043
Constellation Brands, Inc., Class A	702	163,657
Dr Pepper Snapple Group, Inc.	764	91,649
General Mills, Inc.	1,722	75,320
Kellogg Co.	973	57,310
Lamb Weston Holdings, Inc.	130	8,492
McCormick & Co., Inc. - Non Voting Shares	533	56,184
Monster Beverage Corp. *	1,804	99,220
PepsiCo, Inc.	5,380	543,057
Philip Morris International, Inc.	606	49,692
Pilgrim's Pride Corp. *	207	4,471
The Coca-Cola Co.	12,432	537,187
The Hershey Co.	543	49,923
TreeHouse Foods, Inc. *	81	3,119
		2,288,481

55
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Health Care Equipment & Services 5.7%
ABIOMED, Inc. *	174	52,365
Aetna, Inc.	445	79,677
Align Technology, Inc. *	345	86,198
AmerisourceBergen Corp.	682	61,776
athenahealth, Inc. *	172	21,065
Baxter International, Inc.	185	12,858
Becton, Dickinson & Co.	1,145	265,491
Boston Scientific Corp. *	5,953	170,970
Centene Corp. *	88	9,555
Cerner Corp. *	1,263	73,570
Cigna Corp.	900	154,638
DexCom, Inc. *	365	26,711
Edwards Lifesciences Corp. *	907	115,516
Express Scripts Holding Co. *	175	13,248
HCA Healthcare, Inc.	83	7,946
Henry Schein, Inc. *	664	50,464
Hill-Rom Holdings, Inc.	264	22,659
Hologic, Inc. *	659	25,563
Humana, Inc.	561	165,035
IDEXX Laboratories, Inc. *	368	71,572
Intuitive Surgical, Inc. *	482	212,456
LifePoint Health, Inc. *	43	2,060
McKesson Corp.	91	14,215
Medtronic plc	432	34,616
Patterson Cos., Inc.	10	233
Premier, Inc., Class A *	66	2,177
ResMed, Inc.	610	57,730
Stryker Corp.	1,475	249,894
Teleflex, Inc.	34	9,108
The Cooper Cos., Inc.	163	37,280
UnitedHealth Group, Inc.	4,154	982,006
Varian Medical Systems, Inc. *	390	45,080
Veeva Systems, Inc., Class A *	465	32,610
WellCare Health Plans, Inc. *	176	36,108
West Pharmaceutical Services, Inc.	313	27,610
		3,230,060

Household & Personal Products 0.9%
Church & Dwight Co., Inc.	1,100	50,820
Colgate-Palmolive Co.	595	38,812
Energizer Holdings, Inc.	240	13,766
Herbalife Nutrition Ltd. *	265	28,018
Kimberly-Clark Corp.	1,301	134,706
Nu Skin Enterprises, Inc., Class A	77	5,479
Spectrum Brands Holdings, Inc.	93	6,705
The Clorox Co.	474	55,553
The Estee Lauder Cos., Inc., Class A	942	139,501
The Procter & Gamble Co.	545	39,425
		512,785

Insurance 1.1%
American International Group, Inc.	458	25,648
Aon plc	1,079	153,725
Arch Capital Group Ltd. *	73	5,849
Arthur J. Gallagher & Co.	515	36,045
Aspen Insurance Holdings Ltd.	90	3,821
Assurant, Inc.	43	3,991
Erie Indemnity Co., Class A	75	8,758
Marsh & McLennan Cos., Inc.	2,209	180,033
RenaissanceRe Holdings Ltd.	13	1,769
The Allstate Corp.	415	40,595
Security	Number of Shares	Value ($)
The Progressive Corp.	2,510	151,328
XL Group Ltd.	356	19,790
		631,352

Materials 3.5%
Albemarle Corp.	78	7,563
AptarGroup, Inc.	71	6,638
Ardagh Group S.A.	82	1,666
Avery Dennison Corp.	352	36,893
Axalta Coating Systems Ltd. *	946	29,231
Ball Corp.	843	33,796
Berry Global Group, Inc. *	581	31,955
Celanese Corp., Series A	344	37,382
Crown Holdings, Inc. *	403	20,086
DowDuPont, Inc.	4,842	306,208
Eagle Materials, Inc.	212	20,980
Ecolab, Inc.	1,118	161,853
FMC Corp.	573	45,685
Freeport-McMoRan, Inc.	1,114	16,944
Graphic Packaging Holding Co.	940	13,442
Huntsman Corp.	440	13,099
International Flavors & Fragrances, Inc.	340	48,028
International Paper Co.	1,630	84,043
LyondellBasell Industries N.V., Class A	621	65,658
Martin Marietta Materials, Inc.	242	47,134
Monsanto Co.	1,898	237,952
NewMarket Corp.	31	11,766
Owens-Illinois, Inc. *	536	10,897
Packaging Corp. of America	394	45,582
Platform Specialty Products Corp. *	339	3,414
PPG Industries, Inc.	1,024	108,421
Praxair, Inc.	1,094	166,857
Royal Gold, Inc.	98	8,702
RPM International, Inc.	496	23,957
Sealed Air Corp.	376	16,488
Silgan Holdings, Inc.	345	9,684
Southern Copper Corp.	311	16,424
Steel Dynamics, Inc.	133	5,960
The Chemours Co.	782	37,857
The Scotts Miracle-Gro Co.	163	13,624
The Sherwin-Williams Co.	357	131,255
Vulcan Materials Co.	523	58,414
W.R. Grace & Co.	289	19,779
Westlake Chemical Corp.	70	7,488
		1,962,805

Media 2.6%
AMC Networks, Inc., Class A *	233	12,116
Cable One, Inc.	22	13,973
CBS Corp., Class B - Non Voting Shares	1,465	72,078
Charter Communications, Inc., Class A *	516	139,986
Comcast Corp., Class A	18,613	584,262
Discovery, Inc., Class C *	230	5,111
DISH Network Corp., Class A *	697	23,384
GCI Liberty, Inc., Class A *	50	2,230
Lions Gate Entertainment Corp., Class A	129	3,211
Lions Gate Entertainment Corp., Class B	303	6,975
Live Nation Entertainment, Inc. *	550	21,709
Omnicom Group, Inc.	981	72,260
Sirius XM Holdings, Inc.	5,709	36,138
The Interpublic Group of Cos., Inc.	1,359	32,059
The Madison Square Garden Co., Class A *	8	1,944
The Walt Disney Co.	4,456	447,070

56
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Twenty-First Century Fox, Inc., Class A	219	8,007
Twenty-First Century Fox, Inc., Class B	119	4,292
		1,486,805

Pharmaceuticals, Biotechnology & Life Sciences 6.8%
AbbVie, Inc.	6,903	666,485
ACADIA Pharmaceuticals, Inc. *	433	6,846
Agilent Technologies, Inc.	346	22,746
Agios Pharmaceuticals, Inc. *	199	16,698
Akorn, Inc. *	400	5,772
Alexion Pharmaceuticals, Inc. *	742	87,281
Alkermes plc *	632	27,979
Alnylam Pharmaceuticals, Inc. *	330	31,195
Amgen, Inc.	905	157,904
Bio-Techne Corp.	159	23,995
Biogen, Inc. *	865	236,664
BioMarin Pharmaceutical, Inc. *	749	62,549
Bristol-Myers Squibb Co.	3,517	183,341
Bruker Corp.	174	5,138
Celgene Corp. *	3,241	282,291
Charles River Laboratories International, Inc. *	213	22,192
Eli Lilly & Co.	4,238	343,575
Exelixis, Inc. *	1,254	26,108
Gilead Sciences, Inc.	4,037	291,593
Illumina, Inc. *	632	152,268
Incyte Corp. *	738	45,712
Intercept Pharmaceuticals, Inc. *	73	4,965
Intrexon Corp. *	198	3,600
Ionis Pharmaceuticals, Inc. *	526	22,634
IQVIA Holdings, Inc. *	438	41,943
Johnson & Johnson	1,786	225,911
Merck & Co., Inc.	629	37,029
Mettler-Toledo International, Inc. *	109	61,032
Neurocrine Biosciences, Inc. *	391	31,702
OPKO Health, Inc. *	71	216
PerkinElmer, Inc.	103	7,556
QIAGEN N.V. *	275	8,995
Regeneron Pharmaceuticals, Inc. *	345	104,770
Seattle Genetics, Inc. *	432	22,114
TESARO, Inc. *	154	7,840
Thermo Fisher Scientific, Inc.	778	163,652
Vertex Pharmaceuticals, Inc. *	1,094	167,557
Waters Corp. *	332	62,552
Zoetis, Inc.	2,134	178,146
		3,850,546

Real Estate 2.3%
American Tower Corp.	1,830	249,539
Boston Properties, Inc.	101	12,262
CBRE Group, Inc., Class A *	535	24,241
CoreSite Realty Corp.	134	13,949
Crown Castle International Corp.	1,742	175,716
CubeSmart	481	14,161
CyrusOne, Inc.	358	19,185
Digital Realty Trust, Inc.	671	70,918
Douglas Emmett, Inc.	570	21,244
Equinix, Inc.	337	141,806
Equity LifeStyle Properties, Inc.	351	31,295
Extra Space Storage, Inc.	457	40,943
Federal Realty Investment Trust	129	14,945
Gaming & Leisure Properties, Inc.	256	8,773
Hudson Pacific Properties, Inc.	67	2,202
Iron Mountain, Inc.	1,099	37,300
Lamar Advertising Co., Class A	334	21,279
Outfront Media, Inc.	80	1,500
Public Storage	641	129,341
Security	Number of Shares	Value ($)
SBA Communications Corp. *	506	81,076
Simon Property Group, Inc.	1,222	191,047
Tanger Factory Outlet Centers, Inc.	8	176
Taubman Centers, Inc.	122	6,830
VICI Properties, Inc.	191	3,472
		1,313,200

Retailing 10.8%
Advance Auto Parts, Inc.	72	8,240
Amazon.com, Inc. *	1,743	2,729,765
AutoZone, Inc. *	103	64,326
Booking Holdings, Inc. *	213	463,914
Burlington Stores, Inc. *	173	23,502
CarMax, Inc. *	763	47,688
Dick's Sporting Goods, Inc.	259	8,570
Dollar General Corp.	453	43,728
Dollar Tree, Inc. *	949	91,000
Expedia Group, Inc.	529	60,909
Floor & Decor Holdings, Inc., Class A *	115	6,393
Foot Locker, Inc.	53	2,283
Genuine Parts Co.	221	19,519
L Brands, Inc.	162	5,655
Liberty Expedia Holdings, Inc., Class A *	58	2,366
LKQ Corp. *	156	4,839
Lowe's Cos., Inc.	3,617	298,149
Netflix, Inc. *	1,777	555,242
Nordstrom, Inc.	520	26,291
O'Reilly Automotive, Inc. *	363	92,953
Pool Corp.	175	24,292
Qurate Retail Group, Inc. QVC Group, Class A *	1,175	27,507
Ross Stores, Inc.	1,647	133,160
Sally Beauty Holdings, Inc. *	245	4,236
The Gap, Inc.	83	2,427
The Home Depot, Inc.	5,109	944,143
The Michaels Cos., Inc. *	391	7,280
The TJX Cos., Inc.	2,761	234,271
Tractor Supply Co.	526	35,768
TripAdvisor, Inc. *	212	7,933
Ulta Salon, Cosmetics & Fragrance, Inc. *	247	61,975
Wayfair, Inc., Class A *	156	9,719
Williams-Sonoma, Inc.	58	2,772
		6,050,815

Semiconductors & Semiconductor Equipment 4.8%
Advanced Micro Devices, Inc. *	3,595	39,114
Analog Devices, Inc.	1,609	140,546
Applied Materials, Inc.	4,570	226,992
Broadcom, Inc.	1,751	401,714
Cavium, Inc. *	284	21,303
Cypress Semiconductor Corp.	122	1,779
KLA-Tencor Corp.	685	69,692
Lam Research Corp.	708	131,022
Maxim Integrated Products, Inc.	1,222	66,599
Microchip Technology, Inc.	992	82,991
Micron Technology, Inc. *	3,573	164,287
Microsemi Corp. *	422	27,299
NVIDIA Corp.	2,509	564,274
NXP Semiconductors N.V. *	818	85,808
ON Semiconductor Corp. *	1,661	36,675
Qorvo, Inc. *	271	18,265
Skyworks Solutions, Inc.	794	68,887
Teradyne, Inc.	779	25,356
Texas Instruments, Inc.	4,271	433,208
Universal Display Corp.	180	15,849

57
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Versum Materials, Inc.	66	2,322
Xilinx, Inc.	1,049	67,388
		2,691,370

Software & Services 26.1%
Accenture plc, Class A	2,683	405,670
Activision Blizzard, Inc.	3,214	213,249
Adobe Systems, Inc. *	2,139	474,002
Alliance Data Systems Corp.	207	42,031
Alphabet, Inc., Class A *	1,288	1,311,931
Alphabet, Inc., Class C *	1,311	1,333,720
ANSYS, Inc. *	374	60,461
Atlassian Corp. plc, Class A *	388	21,720
Autodesk, Inc. *	741	93,292
Automatic Data Processing, Inc.	1,940	229,075
Black Knight, Inc. *	542	26,368
Booz Allen Hamilton Holding Corp.	598	23,699
Broadridge Financial Solutions, Inc.	496	53,176
Cadence Design Systems, Inc. *	1,198	47,992
CDK Global, Inc.	529	34,512
Citrix Systems, Inc. *	663	68,229
Cognizant Technology Solutions Corp., Class A	2,533	207,250
CoreLogic, Inc. *	209	10,345
Dell Technologies, Inc., Class V *	845	60,646
DXC Technology Co.	1,229	126,661
Electronic Arts, Inc. *	1,302	153,610
Euronet Worldwide, Inc. *	207	16,169
Facebook, Inc., Class A *	10,244	1,761,968
Fidelity National Information Services, Inc.	819	77,780
First Data Corp., Class A *	2,025	36,652
Fiserv, Inc. *	1,783	126,343
FleetCor Technologies, Inc. *	388	80,425
Fortinet, Inc. *	626	34,655
Gartner, Inc. *	369	44,756
Genpact Ltd.	614	19,580
Global Payments, Inc.	656	74,161
GoDaddy, Inc., Class A *	559	36,089
Guidewire Software, Inc. *	129	10,916
IAC/InterActiveCorp *	306	49,615
International Business Machines Corp.	2,521	365,444
Intuit, Inc.	1,054	194,769
Jack Henry & Associates, Inc.	343	40,982
LogMeIn, Inc.	148	16,310
Manhattan Associates, Inc. *	284	12,229
MasterCard, Inc., Class A	4,010	714,863
Match Group, Inc. *	133	6,267
Microsoft Corp.	32,479	3,037,436
Oracle Corp.	994	45,396
Pandora Media, Inc. *	907	5,088
Paychex, Inc.	1,405	85,101
PayPal Holdings, Inc. *	4,905	365,962
PTC, Inc. *	488	40,187
Red Hat, Inc. *	769	125,393
Sabre Corp.	717	14,799
salesforce.com, Inc. *	2,975	359,945
ServiceNow, Inc. *	741	123,110
Splunk, Inc. *	614	63,027
Square, Inc., Class A *	1,058	50,086
SS&C Technologies Holdings, Inc.	783	38,876
Switch, Inc., Class A	175	2,494
Symantec Corp.	2,701	75,061
Synopsys, Inc. *	58	4,960
Tableau Software, Inc., Class A *	284	24,154
Take-Two Interactive Software, Inc. *	468	46,664
The Ultimate Software Group, Inc. *	126	30,230
The Western Union Co.	1,993	39,362
Total System Services, Inc.	794	66,744
Security	Number of Shares	Value ($)
Twitter, Inc. *	201	6,092
Tyler Technologies, Inc. *	149	32,619
VeriSign, Inc. *	366	42,976
Visa, Inc., Class A	7,873	998,926
VMware, Inc., Class A *	283	37,712
WEX, Inc. *	136	22,021
Workday, Inc., Class A *	596	74,405
Worldpay, Inc., Class A *	1,249	101,444
Zillow Group, Inc., Class A *	161	7,787
Zillow Group, Inc., Class C *	323	15,662
		14,701,331

Technology Hardware & Equipment 7.6%
Amphenol Corp., Class A	1,309	109,576
Apple, Inc.	22,005	3,636,546
Arista Networks, Inc. *	228	60,317
CDW Corp.	637	45,412
Cognex Corp.	700	32,375
Coherent, Inc. *	106	17,831
CommScope Holding Co., Inc. *	410	15,670
Corning, Inc.	200	5,404
F5 Networks, Inc. *	276	45,013
FLIR Systems, Inc.	316	16,922
IPG Photonics Corp. *	152	32,381
Motorola Solutions, Inc.	56	6,150
National Instruments Corp.	333	13,616
NCR Corp. *	566	17,416
NetApp, Inc.	985	65,581
Palo Alto Networks, Inc. *	384	73,924
Trimble, Inc. *	836	28,926
Western Digital Corp.	192	15,128
Zebra Technologies Corp., Class A *	226	30,472
		4,268,660

Telecommunication Services 0.9%
T-Mobile US, Inc. *	791	47,863
Verizon Communications, Inc.	9,002	444,249
Zayo Group Holdings, Inc. *	820	29,766
		521,878

Transportation 2.9%
Alaska Air Group, Inc.	430	27,920
American Airlines Group, Inc.	779	33,442
C.H. Robinson Worldwide, Inc.	591	54,390
Copa Holdings S.A., Class A	17	1,992
CSX Corp.	3,325	197,472
Expeditors International of Washington, Inc.	559	35,698
FedEx Corp.	1,075	265,740
JB Hunt Transport Services, Inc.	372	43,684
Landstar System, Inc.	175	17,789
Old Dominion Freight Line, Inc.	161	21,551
Southwest Airlines Co.	2,398	126,686
Union Pacific Corp.	3,097	413,852
United Parcel Service, Inc., Class B	2,991	339,479
XPO Logistics, Inc. *	365	35,463
		1,615,158

Utilities 0.0%
NRG Energy, Inc.	241	7,471
Total Common Stock
(Cost $56,941,321)		56,079,981

58
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Other Investment Company 0.4% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.63% (b)	212,558	212,558
Total Other Investment Company
(Cost $212,558)		212,558

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 1000 Growth Index, e-mini, expires 06/15/18	3	205,725	(3,867)
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	The rate shown is the 7-day yield.
59
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.0%
Adient plc	367	22,493
BorgWarner, Inc.	749	36,656
Ford Motor Co.	15,767	177,221
General Motors Co.	5,310	195,089
Gentex Corp.	415	9,437
Harley-Davidson, Inc.	212	8,720
Lear Corp.	49	9,162
The Goodyear Tire & Rubber Co.	968	24,307
		483,085

Banks 12.8%
Associated Banc-Corp.	712	18,832
Bank of America Corp.	38,642	1,156,169
Bank of Hawaii Corp.	163	13,726
Bank of the Ozarks, Inc.	264	12,355
BankUnited, Inc.	433	17,151
BB&T Corp.	3,200	168,960
BOK Financial Corp.	110	11,075
CIT Group, Inc.	506	26,793
Citigroup, Inc.	10,396	709,735
Citizens Financial Group, Inc.	1,969	81,694
Comerica, Inc.	701	66,301
Commerce Bancshares, Inc.	376	23,884
Cullen/Frost Bankers, Inc.	233	26,667
East West Bancorp, Inc.	546	36,375
F.N.B. Corp.	1,345	17,485
Fifth Third Bancorp	2,779	92,179
First Hawaiian, Inc.	195	5,372
First Horizon National Corp.	1,225	22,418
First Republic Bank	139	12,909
Huntington Bancshares, Inc.	4,328	64,531
JPMorgan Chase & Co.	13,957	1,518,242
KeyCorp	4,287	85,397
M&T Bank Corp.	566	103,165
New York Community Bancorp, Inc.	1,989	23,629
PacWest Bancorp	513	26,286
People's United Financial, Inc.	1,367	25,002
Pinnacle Financial Partners, Inc.	194	12,426
Popular, Inc.	411	19,025
Prosperity Bancshares, Inc.	274	19,665
Regions Financial Corp.	4,538	84,861
Signature Bank *	94	11,952
SunTrust Banks, Inc.	1,896	126,653
SVB Financial Group *	56	16,778
Synovus Financial Corp.	474	24,776
TCF Financial Corp.	656	16,288
TFS Financial Corp.	140	2,087
The PNC Financial Services Group, Inc.	1,925	280,299
U.S. Bancorp	6,308	318,239
Webster Financial Corp.	386	23,233
Wells Fargo & Co.	17,897	929,928
Security	Number of Shares	Value ($)
Western Alliance Bancorp *	189	11,147
Zions Bancorp	767	41,993
		6,305,682

Capital Goods 6.1%
Acuity Brands, Inc.	47	5,629
AECOM *	633	21,801
AGCO Corp.	270	16,924
Air Lease Corp.	385	16,051
AMETEK, Inc.	774	54,025
Arconic, Inc.	1,764	31,417
Carlisle Cos., Inc.	236	25,424
Caterpillar, Inc.	222	32,048
Colfax Corp. *	340	10,543
Crane Co.	197	16,477
Cummins, Inc.	434	69,379
Donaldson Co., Inc.	24	1,062
Dover Corp.	567	52,561
Eaton Corp. plc	1,793	134,529
Emerson Electric Co.	2,200	146,102
Flowserve Corp.	527	23,404
Fluor Corp.	562	33,130
Fortive Corp.	134	9,422
Fortune Brands Home & Security, Inc.	28	1,531
Gates Industrial Corp. plc *	25	392
General Dynamics Corp.	608	122,396
General Electric Co.	29,077	409,113
Harris Corp.	360	56,311
Hexcel Corp.	104	6,913
Honeywell International, Inc.	1,256	181,718
Hubbell, Inc.	70	7,270
Huntington Ingalls Industries, Inc.	32	7,783
IDEX Corp.	28	3,742
Ingersoll-Rand plc	512	42,952
ITT, Inc.	343	16,769
Jacobs Engineering Group, Inc.	491	28,522
Johnson Controls International plc	3,723	126,098
L3 Technologies, Inc.	318	62,290
Lennox International, Inc.	10	1,934
Lockheed Martin Corp.	101	32,405
Masco Corp.	460	17,420
MSC Industrial Direct Co., Inc., Class A	99	8,558
Orbital ATK, Inc.	228	30,183
Oshkosh Corp.	302	21,792
Owens Corning	437	28,619
PACCAR, Inc.	1,398	89,011
Parker-Hannifin Corp.	77	12,676
Pentair plc	687	46,221
Quanta Services, Inc. *	424	13,780
Raytheon Co.	736	150,836
Regal Beloit Corp.	190	13,528
Roper Technologies, Inc.	19	5,020
Sensata Technologies Holding plc *	320	16,230
Snap-on, Inc.	202	29,341
Spirit AeroSystems Holdings, Inc., Class A	454	36,488
Stanley Black & Decker, Inc.	551	78,016
Teledyne Technologies, Inc. *	135	25,257
Terex Corp.	339	12,380

60
Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Textron, Inc.	1,084	67,360
The Timken Co.	294	12,569
Trinity Industries, Inc.	600	19,122
United Technologies Corp.	3,010	361,651
USG Corp. *	336	13,517
Valmont Industries, Inc.	88	12,505
W.W. Grainger, Inc.	13	3,658
Wabtec Corp.	230	20,426
WESCO International, Inc. *	177	10,540
Xylem, Inc.	358	26,098
		2,990,869

Commercial & Professional Services 0.5%
ADT, Inc.	180	1,604
Clean Harbors, Inc. *	69	3,160
IHS Markit Ltd. *	667	32,770
ManpowerGroup, Inc.	265	25,366
Nielsen Holdings plc	1,437	45,194
Pitney Bowes, Inc.	736	7,522
Republic Services, Inc.	896	57,953
Stericycle, Inc. *	353	20,724
The Dun & Bradstreet Corp.	90	10,378
Waste Management, Inc.	304	24,712
		229,383

Consumer Durables & Apparel 1.1%
Brunswick Corp.	60	3,593
D.R. Horton, Inc.	642	28,338
Garmin Ltd.	481	28,220
Hasbro, Inc.	108	9,514
Leggett & Platt, Inc.	95	3,852
Lennar Corp., B Shares	40	1,708
Lennar Corp., Class A	1,055	55,799
Mattel, Inc.	1,083	16,028
Michael Kors Holdings Ltd. *	545	37,289
Mohawk Industries, Inc. *	237	49,742
Newell Brands, Inc.	1,945	53,740
PulteGroup, Inc.	765	23,225
PVH Corp.	315	50,296
Ralph Lauren Corp.	232	25,485
Skechers U.S.A., Inc., Class A *	277	7,895
Tapestry, Inc.	944	50,759
Tempur Sealy International, Inc. *	118	5,281
Toll Brothers, Inc.	330	13,913
Under Armour, Inc., Class A *	178	3,161
Under Armour, Inc., Class C *	227	3,484
VF Corp.	344	27,819
Whirlpool Corp.	252	39,047
		538,188

Consumer Services 0.8%
Aramark	563	21,051
Carnival Corp.	1,647	103,860
Extended Stay America, Inc.	352	6,892
Graham Holdings Co., Class B	17	10,252
H&R Block, Inc.	694	19,189
Hilton Worldwide Holdings, Inc.	136	10,722
Hyatt Hotels Corp., Class A	179	13,760
International Game Technology plc	431	12,184
MGM Resorts International	1,885	59,227
Norwegian Cruise Line Holdings Ltd. *	793	42,402
Royal Caribbean Cruises Ltd.	694	75,084
Yum China Holdings, Inc.	202	8,637
		383,260

Security	Number of Shares	Value ($)
Diversified Financials 9.3%
Affiliated Managers Group, Inc.	228	37,588
AGNC Investment Corp.	1,536	29,061
Ally Financial, Inc.	1,791	46,745
American Express Co.	2,926	288,942
Ameriprise Financial, Inc.	60	8,413
Annaly Capital Management, Inc.	4,602	47,723
Berkshire Hathaway, Inc., Class B *	7,786	1,508,382
BGC Partners, Inc., Class A	743	9,926
BlackRock, Inc.	503	262,314
Capital One Financial Corp.	1,816	164,566
Chimera Investment Corp.	801	14,009
CME Group, Inc.	1,372	216,337
Credit Acceptance Corp. *	3	993
Discover Financial Services	1,467	104,524
E*TRADE Financial Corp. *	1,081	65,595
Federated Investors, Inc., Class B	296	7,835
Franklin Resources, Inc.	1,345	45,246
Interactive Brokers Group, Inc., Class A	290	21,518
Intercontinental Exchange, Inc.	1,199	86,880
Invesco Ltd.	1,391	40,297
Lazard Ltd., Class A	32	1,741
Legg Mason, Inc.	265	10,521
Leucadia National Corp.	952	22,886
MFA Financial, Inc.	1,492	11,220
Morgan Stanley	5,165	266,617
Morningstar, Inc.	3	326
Nasdaq, Inc.	459	40,539
Navient Corp.	1,032	13,684
New Residential Investment Corp.	1,297	22,672
Northern Trust Corp.	854	91,164
OneMain Holdings, Inc. *	274	8,453
Raymond James Financial, Inc.	398	35,721
Santander Consumer USA Holdings, Inc.	637	11,753
SLM Corp. *	1,712	19,654
Starwood Property Trust, Inc.	1,014	21,253
State Street Corp.	1,411	140,790
Synchrony Financial	3,115	103,325
T. Rowe Price Group, Inc.	798	90,828
TD Ameritrade Holding Corp.	138	8,016
The Bank of New York Mellon Corp.	3,984	217,168
The Charles Schwab Corp. (a)	949	52,840
The Goldman Sachs Group, Inc.	1,424	339,382
Two Harbors Investment Corp.	747	11,399
Voya Financial, Inc.	687	35,964
		4,584,810

Energy 11.6%
Anadarko Petroleum Corp.	2,201	148,171
Andeavor	634	87,695
Antero Resources Corp. *	485	9,215
Apache Corp.	1,464	59,951
Baker Hughes, a GE Co.	1,735	62,651
Cabot Oil & Gas Corp.	581	13,892
Centennial Resource Development, Inc., Class A *	648	11,988
Cheniere Energy, Inc. *	265	15,412
Chesapeake Energy Corp. *	3,571	10,606
Chevron Corp.	7,645	956,466
Cimarex Energy Co.	16	1,609
CNX Resources Corp. *	885	13,151
Concho Resources, Inc. *	600	94,326
ConocoPhillips	4,774	312,697
CONSOL Energy, Inc. *	96	3,019
Continental Resources, Inc. *	196	12,948
Devon Energy Corp.	1,980	71,933

61
Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Diamondback Energy, Inc. *	301	38,663
Energen Corp. *	377	24,671
EOG Resources, Inc.	2,120	250,520
EQT Corp.	871	43,716
Extraction Oil & Gas, Inc. *	425	6,001
Exxon Mobil Corp.	17,146	1,333,102
Gulfport Energy Corp. *	667	6,203
Halliburton Co.	1,143	60,568
Helmerich & Payne, Inc.	419	29,141
Hess Corp.	1,150	65,539
HollyFrontier Corp.	714	43,333
Kinder Morgan, Inc.	7,657	121,134
Kosmos Energy Ltd. *	938	6,604
Marathon Oil Corp.	3,475	63,419
Marathon Petroleum Corp.	1,962	146,973
Murphy Oil Corp.	662	19,933
Nabors Industries Ltd.	1,321	10,053
National Oilwell Varco, Inc.	1,541	59,590
Noble Energy, Inc.	1,936	65,495
Occidental Petroleum Corp.	3,097	239,274
Oceaneering International, Inc.	448	9,516
Parsley Energy, Inc., Class A *	289	8,679
Patterson-UTI Energy, Inc.	833	17,843
PBF Energy, Inc., Class A	464	17,785
Phillips 66	1,716	191,008
Pioneer Natural Resources Co.	680	137,054
QEP Resources, Inc. *	956	11,644
Range Resources Corp.	890	12,327
RPC, Inc.	12	216
RSP Permian, Inc. *	259	12,849
Schlumberger Ltd.	5,609	384,553
SM Energy Co.	434	10,394
Southwestern Energy Co. *	2,371	9,721
Targa Resources Corp.	862	40,488
The Williams Cos., Inc.	2,836	72,970
Transocean Ltd. *	1,687	20,868
Valero Energy Corp.	1,771	196,457
Weatherford International plc *	3,521	10,387
Whiting Petroleum Corp. *	353	14,409
World Fuel Services Corp.	242	5,196
WPX Energy, Inc. *	1,538	26,284
		5,730,310

Food & Staples Retailing 1.6%
Casey's General Stores, Inc.	143	13,814
Rite Aid Corp. *	2,390	3,991
The Kroger Co.	1,655	41,689
U.S. Foods Holding Corp. *	842	28,780
Walgreens Boots Alliance, Inc.	2,831	188,120
Walmart, Inc.	5,803	513,333
		789,727

Food, Beverage & Tobacco 3.5%
Archer-Daniels-Midland Co.	2,225	100,971
Brown-Forman Corp., Class A	12	640
Brown-Forman Corp., Class B	50	2,802
Bunge Ltd.	573	41,388
Campbell Soup Co.	253	10,317
ConAgra Brands, Inc.	1,509	55,939
Flowers Foods, Inc.	721	16,302
General Mills, Inc.	669	29,262
Hormel Foods Corp.	1,060	38,425
Ingredion, Inc.	283	34,268
Kellogg Co.	78	4,594
Lamb Weston Holdings, Inc.	447	29,198
Molson Coors Brewing Co., Class B	712	50,723
Security	Number of Shares	Value ($)
Mondelez International, Inc., Class A	5,831	230,324
PepsiCo, Inc.	757	76,412
Philip Morris International, Inc.	5,716	468,712
Pilgrim's Pride Corp. *	11	238
Pinnacle Foods, Inc.	469	28,328
Post Holdings, Inc. *	271	21,563
Seaboard Corp.	1	4,007
The Coca-Cola Co.	3,919	169,340
The Hain Celestial Group, Inc. *	414	12,060
The Hershey Co.	46	4,229
The JM Smucker Co.	453	51,678
The Kraft Heinz Co.	2,437	137,398
TreeHouse Foods, Inc. *	133	5,121
Tyson Foods, Inc., Class A	1,128	79,073
		1,703,312

Health Care Equipment & Services 6.0%
Abbott Laboratories	6,842	397,726
Acadia Healthcare Co., Inc. *	295	10,496
Aetna, Inc.	869	155,594
Anthem, Inc.	1,036	244,486
Baxter International, Inc.	1,822	126,629
Brookdale Senior Living, Inc. *	618	4,474
Cardinal Health, Inc.	1,295	83,100
Centene Corp. *	589	63,954
Cigna Corp.	123	21,134
CVS Health Corp.	4,122	287,839
Danaher Corp.	2,482	248,994
DaVita, Inc. *	598	37,548
DENTSPLY SIRONA, Inc.	917	46,162
Envision Healthcare Corp. *	467	17,358
Express Scripts Holding Co. *	2,131	161,317
HCA Healthcare, Inc.	1,059	101,389
Hill-Rom Holdings, Inc.	10	858
Hologic, Inc. *	490	19,007
Humana, Inc.	31	9,120
Laboratory Corp. of America Holdings *	416	71,032
LifePoint Health, Inc. *	101	4,838
McKesson Corp.	745	116,376
MEDNAX, Inc. *	358	16,436
Medtronic plc	5,092	408,022
Patterson Cos., Inc.	325	7,566
Premier, Inc., Class A *	133	4,388
Quest Diagnostics, Inc.	558	56,470
STERIS plc	345	32,609
Teleflex, Inc.	155	41,521
The Cooper Cos., Inc.	45	10,292
Universal Health Services, Inc., Class B	351	40,084
WellCare Health Plans, Inc. *	16	3,283
Zimmer Biomet Holdings, Inc.	822	94,670
		2,944,772

Household & Personal Products 2.0%
Colgate-Palmolive Co.	2,927	190,928
Coty, Inc., Class A	1,911	33,156
Edgewell Personal Care Co. *	223	9,823
Kimberly-Clark Corp.	199	20,604
Nu Skin Enterprises, Inc., Class A	149	10,601
The Clorox Co.	78	9,142
The Procter & Gamble Co.	9,688	700,830
		975,084

Insurance 4.6%
Aflac, Inc.	3,094	140,994
Alleghany Corp.	61	35,055

62
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
American Financial Group, Inc.	289	32,721
American International Group, Inc.	3,191	178,696
American National Insurance Co.	29	3,499
Arch Capital Group Ltd. *	435	34,857
Arthur J. Gallagher & Co.	242	16,938
Aspen Insurance Holdings Ltd.	185	7,853
Assurant, Inc.	175	16,243
Assured Guaranty Ltd.	458	16,621
Athene Holding Ltd., Class A *	457	22,393
Axis Capital Holdings Ltd.	342	20,075
Brighthouse Financial, Inc. *	323	16,402
Brown & Brown, Inc.	898	24,453
Chubb Ltd.	1,875	254,381
Cincinnati Financial Corp.	622	43,751
CNA Financial Corp.	104	5,248
Erie Indemnity Co., Class A	27	3,153
Everest Re Group Ltd.	164	38,158
First American Financial Corp.	424	21,671
FNF Group	1,067	39,298
Lincoln National Corp.	888	62,728
Loews Corp.	1,117	58,598
Markel Corp. *	55	62,152
Mercury General Corp.	106	4,847
MetLife, Inc.	3,652	174,091
Old Republic International Corp.	973	19,849
Principal Financial Group, Inc.	1,083	64,135
ProAssurance Corp.	224	10,595
Prudential Financial, Inc.	1,718	182,658
Reinsurance Group of America, Inc.	260	38,844
RenaissanceRe Holdings Ltd.	144	19,590
The Allstate Corp.	1,036	101,342
The Hanover Insurance Group, Inc.	165	18,950
The Hartford Financial Services Group, Inc.	1,423	76,614
The Travelers Cos., Inc.	1,101	144,892
Torchmark Corp.	448	38,860
Unum Group	903	43,687
Validus Holdings Ltd.	299	20,263
W. R. Berkley Corp.	395	29,451
White Mountains Insurance Group Ltd.	14	12,114
Willis Towers Watson plc	496	73,661
XL Group Ltd.	689	38,301
		2,268,682

Materials 2.9%
Air Products & Chemicals, Inc.	861	139,732
Albemarle Corp.	369	35,778
Alcoa Corp. *	739	37,837
AptarGroup, Inc.	196	18,326
Ardagh Group S.A.	18	366
Ashland Global Holdings, Inc.	253	16,744
Avery Dennison Corp.	16	1,677
Ball Corp.	652	26,139
Bemis Co., Inc.	357	15,447
Cabot Corp.	247	13,797
Celanese Corp., Series A	213	23,147
CF Industries Holdings, Inc.	956	37,093
Crown Holdings, Inc. *	144	7,177
Domtar Corp.	241	10,580
DowDuPont, Inc.	4,933	311,963
Eastman Chemical Co.	588	60,023
Freeport-McMoRan, Inc.	4,408	67,046
Graphic Packaging Holding Co.	386	5,520
Huntsman Corp.	429	12,771
International Paper Co.	156	8,043
LyondellBasell Industries N.V., Class A	746	78,875
Martin Marietta Materials, Inc.	20	3,895
NewMarket Corp.	1	380
Security	Number of Shares	Value ($)
Newmont Mining Corp.	2,160	84,866
Nucor Corp.	1,279	78,812
Olin Corp.	651	19,654
Owens-Illinois, Inc. *	174	3,537
Platform Specialty Products Corp. *	441	4,441
PPG Industries, Inc.	78	8,259
Praxair, Inc.	144	21,963
Reliance Steel & Aluminum Co.	298	26,200
Royal Gold, Inc.	154	13,675
RPM International, Inc.	38	1,835
Sealed Air Corp.	350	15,347
Sonoco Products Co.	390	20,030
Southern Copper Corp.	49	2,588
Steel Dynamics, Inc.	779	34,907
Tahoe Resources, Inc.	1,210	6,086
The Mosaic Co.	1,446	38,970
The Scotts Miracle-Gro Co.	8	669
United States Steel Corp.	700	23,681
Valvoline, Inc.	851	17,258
Vulcan Materials Co.	45	5,026
Westlake Chemical Corp.	63	6,739
WestRock Co.	1,009	59,692
		1,426,591

Media 2.3%
Charter Communications, Inc., Class A *	231	62,668
Cinemark Holdings, Inc.	449	17,587
Comcast Corp., Class A	1,393	43,726
Discovery, Inc., Class A *	629	14,876
Discovery, Inc., Class C *	1,002	22,265
DISH Network Corp., Class A *	189	6,341
GCI Liberty, Inc., Class A *	328	14,629
John Wiley & Sons, Inc., Class A	174	11,475
Liberty Broadband Corp., Class A *	103	7,259
Liberty Broadband Corp., Class C *	429	30,412
Liberty Media Corp. - Liberty Formula One, Class A *	105	2,952
Liberty Media Corp. - Liberty Formula One, Class C *	738	21,786
Liberty Media Corp. - Liberty SiriusXM, Class A *	333	13,909
Liberty Media Corp. - Liberty SiriusXM, Class C *	704	29,329
Lions Gate Entertainment Corp., Class A	56	1,394
Lions Gate Entertainment Corp., Class B	127	2,924
News Corp., Class A	1,606	25,664
News Corp., Class B	475	7,719
Sirius XM Holdings, Inc.	341	2,159
TEGNA, Inc.	838	8,858
The Interpublic Group of Cos., Inc.	258	6,086
The Madison Square Garden Co., Class A *	67	16,282
The Walt Disney Co.	1,916	192,232
Time Warner, Inc.	3,149	298,525
Tribune Media Co., Class A	322	12,168
Twenty-First Century Fox, Inc., Class A	4,010	146,606
Twenty-First Century Fox, Inc., Class B	1,690	60,958
Viacom, Inc., Class A	26	924
Viacom, Inc., Class B	1,440	43,430
		1,125,143

Pharmaceuticals, Biotechnology & Life Sciences 8.3%
Agilent Technologies, Inc.	991	65,148
Agios Pharmaceuticals, Inc. *	21	1,762
Akorn, Inc. *	12	173
Alexion Pharmaceuticals, Inc. *	163	19,174
Allergan plc	1,363	209,425

63
Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Alnylam Pharmaceuticals, Inc. *	50	4,727
Amgen, Inc.	2,069	360,999
Bio-Rad Laboratories, Inc., Class A *	81	20,551
Biogen, Inc. *	50	13,680
Bristol-Myers Squibb Co.	3,373	175,835
Bruker Corp.	279	8,239
Endo International plc *	891	5,106
Gilead Sciences, Inc.	1,500	108,345
Intrexon Corp. *	39	709
IQVIA Holdings, Inc. *	228	21,833
Johnson & Johnson	9,247	1,169,653
Mallinckrodt plc *	324	4,212
Merck & Co., Inc.	10,482	617,075
Mylan N.V. *	2,145	83,140
OPKO Health, Inc. *	1,280	3,891
PerkinElmer, Inc.	362	26,556
Perrigo Co., plc	535	41,805
Pfizer, Inc.	23,956	877,029
QIAGEN N.V. *	589	19,266
Thermo Fisher Scientific, Inc.	882	185,529
United Therapeutics Corp. *	167	18,388
		4,062,250

Real Estate 4.6%
Alexandria Real Estate Equities, Inc.	409	50,949
American Campus Communities, Inc.	574	22,449
American Homes 4 Rent, Class A	958	19,352
Apartment Investment & Management Co., Class A	623	25,294
Apple Hospitality REIT, Inc.	838	15,076
AvalonBay Communities, Inc.	563	91,769
Boston Properties, Inc.	527	63,983
Brandywine Realty Trust	666	10,729
Brixmor Property Group, Inc.	1,293	19,253
Camden Property Trust	373	31,854
CBRE Group, Inc., Class A *	688	31,173
Colony NorthStar, Inc., Class A	2,147	13,118
Columbia Property Trust, Inc.	524	11,193
CoreCivic, Inc.	471	9,495
Corporate Office Properties Trust	412	11,334
CubeSmart	221	6,506
CyrusOne, Inc.	29	1,554
DCT Industrial Trust, Inc.	384	25,179
DDR Corp.	1,217	8,823
Digital Realty Trust, Inc.	203	21,455
Douglas Emmett, Inc.	121	4,510
Duke Realty Corp.	1,414	38,319
Empire State Realty Trust, Inc., Class A	529	9,215
EPR Properties	260	14,305
Equity Commonwealth *	470	14,565
Equity Residential	1,427	88,060
Essex Property Trust, Inc.	263	63,039
Extra Space Storage, Inc.	82	7,346
Federal Realty Investment Trust	178	20,621
Forest City Realty Trust, Inc., Class A	988	19,819
Gaming & Leisure Properties, Inc.	525	17,992
GGP, Inc.	2,504	50,055
HCP, Inc.	1,926	44,991
Healthcare Trust of America, Inc., Class A	813	20,317
Highwoods Properties, Inc.	419	18,444
Hospitality Properties Trust	671	16,695
Host Hotels & Resorts, Inc.	2,942	57,546
Hudson Pacific Properties, Inc.	567	18,637
Invitation Homes, Inc.	1,209	27,976
Iron Mountain, Inc.	143	4,854
JBG SMITH Properties	350	12,905
Jones Lang LaSalle, Inc.	175	29,664
Security	Number of Shares	Value ($)
Kilroy Realty Corp.	373	26,733
Kimco Realty Corp.	1,718	24,928
Lamar Advertising Co., Class A	23	1,465
Liberty Property Trust	573	23,963
Life Storage, Inc.	182	16,096
Medical Properties Trust, Inc.	1,472	18,812
Mid-America Apartment Communities, Inc.	468	42,803
National Retail Properties, Inc.	612	23,281
Omega Healthcare Investors, Inc.	769	19,979
Outfront Media, Inc.	505	9,469
Paramount Group, Inc.	864	12,398
Park Hotels & Resorts, Inc.	701	20,175
Piedmont Office Realty Trust, Inc., Class A	541	9,695
Prologis, Inc.	2,133	138,453
Rayonier, Inc.	539	20,046
Realogy Holdings Corp.	531	13,174
Realty Income Corp.	1,148	57,986
Regency Centers Corp.	620	36,487
Retail Properties of America, Inc., Class A	784	9,047
Senior Housing Properties Trust	902	14,044
Simon Property Group, Inc.	111	17,354
SL Green Realty Corp.	364	35,577
Spirit Realty Capital, Inc.	1,761	14,176
STORE Capital Corp.	682	17,207
Sun Communities, Inc.	299	28,061
Tanger Factory Outlet Centers, Inc.	344	7,551
Taubman Centers, Inc.	108	6,046
The Howard Hughes Corp. *	152	20,566
The Macerich Co.	561	32,325
UDR, Inc.	1,100	39,765
Uniti Group, Inc.	637	11,479
Ventas, Inc.	1,450	74,559
VEREIT, Inc.	3,783	25,724
VICI Properties, Inc.	830	15,089
Vornado Realty Trust	691	47,009
Weingarten Realty Investors	511	14,037
Welltower, Inc.	1,503	80,320
Weyerhaeuser Co.	3,025	111,260
WP Carey, Inc.	440	28,094
		2,255,646

Retailing 1.5%
Advance Auto Parts, Inc.	201	23,004
AutoNation, Inc. *	242	11,178
AutoZone, Inc. *	15	9,368
Bed Bath & Beyond, Inc.	526	9,184
Best Buy Co., Inc.	1,016	77,754
Burlington Stores, Inc. *	118	16,030
Dick's Sporting Goods, Inc.	80	2,647
Dollar General Corp.	681	65,737
Dollar Tree, Inc. *	59	5,658
Foot Locker, Inc.	435	18,740
GameStop Corp., Class A	411	5,610
Genuine Parts Co.	370	32,678
Kohl's Corp.	680	42,242
L Brands, Inc.	780	27,230
Liberty Expedia Holdings, Inc., Class A *	180	7,344
LKQ Corp. *	1,080	33,502
Macy's, Inc.	1,221	37,936
Murphy USA, Inc. *	126	7,884
Penske Automotive Group, Inc.	152	6,855
Qurate Retail Group, Inc. QVC Group, Class A *	668	15,638
Sally Beauty Holdings, Inc. *	286	4,945
Signet Jewelers Ltd.	230	8,942
Target Corp.	2,191	159,067
The Gap, Inc.	933	27,281
The Michaels Cos., Inc. *	147	2,737

64
Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Tiffany & Co.	442	45,451
TripAdvisor, Inc. *	212	7,933
Urban Outfitters, Inc. *	325	13,088
Williams-Sonoma, Inc.	271	12,954
		738,617

Semiconductors & Semiconductor Equipment 3.1%
Cypress Semiconductor Corp.	1,217	17,744
First Solar, Inc. *	337	23,897
Intel Corp.	19,086	985,219
Marvell Technology Group Ltd.	1,649	33,079
Micron Technology, Inc. *	1,057	48,601
Microsemi Corp. *	100	6,469
NXP Semiconductors N.V. *	580	60,842
ON Semiconductor Corp. *	75	1,656
Qorvo, Inc. *	235	15,839
QUALCOMM, Inc.	5,964	304,224
Teradyne, Inc.	61	1,985
Versum Materials, Inc.	399	14,037
Xilinx, Inc.	40	2,569
		1,516,161

Software & Services 2.6%
Akamai Technologies, Inc. *	672	48,149
Amdocs Ltd.	587	39,476
Autodesk, Inc. *	153	19,263
Booz Allen Hamilton Holding Corp.	25	991
CA, Inc.	1,298	45,170
Conduent, Inc. *	796	15,490
CoreLogic, Inc. *	159	7,870
eBay, Inc. *	3,827	144,967
Fidelity National Information Services, Inc.	578	54,893
FireEye, Inc. *	752	13,574
Guidewire Software, Inc. *	177	14,978
International Business Machines Corp.	1,072	155,397
Leidos Holdings, Inc.	557	35,776
LogMeIn, Inc.	82	9,036
Nuance Communications, Inc. *	1,159	17,060
Oracle Corp.	10,841	495,108
Sabre Corp.	181	3,736
SS&C Technologies Holdings, Inc.	76	3,773
Switch, Inc., Class A	21	299
Synopsys, Inc. *	548	46,859
Teradata Corp. *	474	19,396
Twitter, Inc. *	2,547	77,200
WEX, Inc. *	30	4,858
Zillow Group, Inc., Class A *	84	4,063
Zillow Group, Inc., Class C *	116	5,625
Zynga, Inc., Class A *	2,939	10,140
		1,293,147

Technology Hardware & Equipment 3.3%
ARRIS International plc *	706	19,062
Arrow Electronics, Inc. *	364	27,205
Avnet, Inc.	491	19,262
Cisco Systems, Inc.	20,068	888,812
CommScope Holding Co., Inc. *	374	14,294
Corning, Inc.	3,292	88,950
Dolby Laboratories, Inc., Class A	244	14,596
EchoStar Corp., Class A *	180	9,457
FLIR Systems, Inc.	259	13,870
Hewlett Packard Enterprise Co.	6,266	106,835
HP, Inc.	6,653	142,973
Jabil, Inc.	677	18,008
Juniper Networks, Inc.	1,446	35,557
Security	Number of Shares	Value ($)
Keysight Technologies, Inc. *	768	39,690
Motorola Solutions, Inc.	598	65,678
National Instruments Corp.	73	2,985
NetApp, Inc.	167	11,119
Trimble, Inc. *	195	6,747
Western Digital Corp.	1,016	80,051
Xerox Corp.	929	29,217
		1,634,368

Telecommunication Services 2.7%
AT&T, Inc.	24,879	813,543
CenturyLink, Inc.	3,908	72,611
Sprint Corp. *	2,628	14,743
T-Mobile US, Inc. *	476	28,803
Telephone & Data Systems, Inc.	405	11,069
United States Cellular Corp. *	43	1,701
Verizon Communications, Inc.	8,258	407,532
		1,350,002

Transportation 1.4%
Alaska Air Group, Inc.	80	5,194
AMERCO	21	7,088
American Airlines Group, Inc.	1,007	43,231
Copa Holdings S.A., Class A	120	14,061
CSX Corp.	344	20,430
Delta Air Lines, Inc.	2,651	138,435
Expeditors International of Washington, Inc.	213	13,602
Genesee & Wyoming, Inc., Class A *	250	17,800
JetBlue Airways Corp. *	1,233	23,661
Kansas City Southern	420	44,785
Kirby Corp. *	211	17,998
Macquarie Infrastructure Corp.	336	12,735
Norfolk Southern Corp.	1,143	163,986
Old Dominion Freight Line, Inc.	96	12,851
Ryder System, Inc.	217	14,632
Spirit Airlines, Inc. *	271	9,680
Union Pacific Corp.	301	40,223
United Continental Holdings, Inc. *	1,084	73,213
XPO Logistics, Inc. *	120	11,659
		685,264

Utilities 6.0%
AES Corp.	2,750	33,660
Alliant Energy Corp.	942	40,459
Ameren Corp.	988	57,917
American Electric Power Co., Inc.	2,009	140,590
American Water Works Co., Inc.	722	62,511
Aqua America, Inc.	736	25,870
Atmos Energy Corp.	437	37,971
Avangrid, Inc.	232	12,229
CenterPoint Energy, Inc.	1,758	44,530
CMS Energy Corp.	1,114	52,570
Consolidated Edison, Inc.	1,250	100,162
Dominion Energy, Inc.	2,575	171,392
DTE Energy Co.	734	77,364
Duke Energy Corp.	2,845	228,055
Edison International	1,291	84,586
Entergy Corp.	731	59,642
Eversource Energy	1,286	77,482
Exelon Corp.	3,849	152,728
FirstEnergy Corp.	1,788	61,507
Great Plains Energy, Inc.	859	28,115
Hawaiian Electric Industries, Inc.	437	15,160
MDU Resources Group, Inc.	759	21,381
National Fuel Gas Co.	304	15,610

65
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
NextEra Energy, Inc.	1,888	309,462
NiSource, Inc.	1,403	34,219
NRG Energy, Inc.	961	29,791
OGE Energy Corp.	810	26,625
PG&E Corp.	2,055	94,735
Pinnacle West Capital Corp.	439	35,340
PPL Corp.	2,774	80,723
Public Service Enterprise Group, Inc.	2,020	105,343
SCANA Corp.	515	18,937
Sempra Energy	1,022	114,260
The Southern Co.	4,001	184,526
UGI Corp.	719	34,792
Vectren Corp.	349	24,524
Vistra Energy Corp. *	1,265	28,905
WEC Energy Group, Inc.	1,263	81,186
Westar Energy, Inc.	595	32,237
Xcel Energy, Inc.	2,054	96,209
		2,933,305
Total Common Stock
(Cost $50,254,689)		48,947,658

Other Investment Company 0.2% of net assets

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.63% (b)	117,544	117,544
Total Other Investment Company
(Cost $117,544)		117,544

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 1000 Value Index, e-mini, expires 06/15/18	3	177,465	(856)
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust
66
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.2%
Adient plc	1,452	88,993
Aptiv plc	4,194	354,728
BorgWarner, Inc.	3,315	162,236
Delphi Technologies plc	1,433	69,372
Gentex Corp.	4,318	98,191
Harley-Davidson, Inc.	2,601	106,979
Lear Corp.	1,045	195,384
The Goodyear Tire & Rubber Co.	3,725	93,535
Thor Industries, Inc.	775	82,258
Visteon Corp. *	481	59,856
		1,311,532

Banks 4.8%
Associated Banc-Corp.	2,586	68,400
Bank of Hawaii Corp.	649	54,652
Bank of the Ozarks, Inc.	1,907	89,248
BankUnited, Inc.	1,623	64,287
BOK Financial Corp.	380	38,258
CIT Group, Inc.	2,020	106,959
Citizens Financial Group, Inc.	7,755	321,755
Comerica, Inc.	2,703	255,650
Commerce Bancshares, Inc.	1,472	93,501
Cullen/Frost Bankers, Inc.	874	100,029
East West Bancorp, Inc.	2,274	151,494
F.N.B. Corp.	5,076	65,988
Fifth Third Bancorp	10,819	358,866
First Hawaiian, Inc.	882	24,299
First Horizon National Corp.	4,471	81,819
First Republic Bank	2,522	234,218
Huntington Bancshares, Inc.	16,595	247,431
KeyCorp	16,687	332,405
M&T Bank Corp.	2,223	405,186
New York Community Bancorp, Inc.	7,395	87,853
PacWest Bancorp	1,980	101,455
People's United Financial, Inc.	5,333	97,541
Pinnacle Financial Partners, Inc.	1,116	71,480
Popular, Inc.	1,581	73,185
Prosperity Bancshares, Inc.	1,032	74,067
Regions Financial Corp.	17,645	329,962
Signature Bank *	853	108,459
SunTrust Banks, Inc.	7,401	494,387
SVB Financial Group *	819	245,381
Synovus Financial Corp.	1,872	97,849
TCF Financial Corp.	2,496	61,976
TFS Financial Corp.	817	12,181
Webster Financial Corp.	1,423	85,650
Western Alliance Bancorp *	1,543	91,006
Zions Bancorp	3,051	167,042
		5,293,919

Capital Goods 9.7%
A.O. Smith Corp.	2,284	140,123
Acuity Brands, Inc.	646	77,371
Security	Number of Shares	Value ($)
AECOM *	2,477	85,308
AGCO Corp.	1,039	65,125
Air Lease Corp.	1,531	63,827
Allegion plc	1,509	116,465
Allison Transmission Holdings, Inc.	1,928	75,173
AMETEK, Inc.	3,539	247,022
Arconic, Inc.	6,641	118,276
Armstrong World Industries, Inc. *	721	40,376
BWX Technologies, Inc.	1,435	97,293
Carlisle Cos., Inc.	944	101,697
Colfax Corp. *	1,376	42,670
Crane Co.	777	64,988
Cummins, Inc.	2,466	394,215
Donaldson Co., Inc.	2,060	91,176
Dover Corp.	2,417	224,056
Fastenal Co.	4,502	225,055
Flowserve Corp.	2,058	91,396
Fluor Corp.	2,210	130,279
Fortive Corp.	4,778	335,941
Fortune Brands Home & Security, Inc.	2,406	131,584
Gardner Denver Holdings, Inc. *	1,116	35,299
Gates Industrial Corp. plc *	600	9,396
Graco, Inc.	2,595	114,154
Harris Corp.	1,852	289,690
HD Supply Holdings, Inc. *	2,924	113,188
HEICO Corp.	470	41,290
HEICO Corp., Class A	965	69,625
Hexcel Corp.	1,394	92,659
Hubbell, Inc.	848	88,073
Huntington Ingalls Industries, Inc.	697	169,517
IDEX Corp.	1,203	160,793
Ingersoll-Rand plc	3,911	328,094
ITT, Inc.	1,349	65,953
Jacobs Engineering Group, Inc.	1,926	111,881
L3 Technologies, Inc.	1,218	238,582
Lennox International, Inc.	591	114,282
Lincoln Electric Holdings, Inc.	902	74,749
Masco Corp.	4,927	186,585
MSC Industrial Direct Co., Inc., Class A	713	61,632
Nordson Corp.	916	117,798
Orbital ATK, Inc.	885	117,156
Oshkosh Corp.	1,182	85,293
Owens Corning	1,759	115,197
PACCAR, Inc.	5,333	339,552
Parker-Hannifin Corp.	2,071	340,928
Pentair plc	2,597	174,726
Quanta Services, Inc. *	2,256	73,320
Regal Beloit Corp.	702	49,982
Rockwell Automation, Inc.	2,011	330,870
Rockwell Collins, Inc.	2,541	336,784
Roper Technologies, Inc.	1,565	413,457
Sensata Technologies Holding plc *	2,688	136,335
Snap-on, Inc.	885	128,546
Spirit AeroSystems Holdings, Inc., Class A	1,823	146,515
Stanley Black & Decker, Inc.	2,396	339,250
Teledyne Technologies, Inc. *	538	100,654
Terex Corp.	1,203	43,934
Textron, Inc.	4,129	256,576
The Middleby Corp. *	849	106,838

67
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
The Timken Co.	1,079	46,127
The Toro Co.	1,685	98,387
TransDigm Group, Inc.	763	244,595
Trinity Industries, Inc.	2,288	72,919
United Rentals, Inc. *	1,313	196,950
Univar, Inc. *	1,769	48,754
USG Corp. *	1,308	52,621
Valmont Industries, Inc.	333	47,319
W.W. Grainger, Inc.	799	224,799
WABCO Holdings, Inc. *	785	101,257
Wabtec Corp.	1,322	117,407
Watsco, Inc.	472	79,022
Welbilt, Inc. *	2,004	38,397
WESCO International, Inc. *	715	42,578
Xylem, Inc.	2,833	206,526
		10,696,227

Commercial & Professional Services 2.3%
ADT, Inc.	1,685	15,013
Cintas Corp.	1,357	231,097
Clean Harbors, Inc. *	791	36,228
Copart, Inc. *	3,129	159,829
CoStar Group, Inc. *	557	204,230
Equifax, Inc.	1,875	210,094
IHS Markit Ltd. *	6,055	297,482
KAR Auction Services, Inc.	2,072	107,723
ManpowerGroup, Inc.	1,016	97,252
Nielsen Holdings plc	5,570	175,177
Pitney Bowes, Inc.	2,856	29,188
Republic Services, Inc.	3,520	227,674
Robert Half International, Inc.	1,926	117,005
Rollins, Inc.	1,491	72,343
Stericycle, Inc. *	1,327	77,908
The Dun & Bradstreet Corp.	569	65,611
TransUnion *	2,808	182,267
Verisk Analytics, Inc. *	2,365	251,754
		2,557,875

Consumer Durables & Apparel 3.3%
Brunswick Corp.	1,383	82,814
Carter's, Inc.	727	72,933
D.R. Horton, Inc.	5,383	237,606
Garmin Ltd.	1,869	109,654
Hanesbrands, Inc.	5,603	103,487
Hasbro, Inc.	1,772	156,095
Leggett & Platt, Inc.	2,062	83,614
Lennar Corp., B Shares	249	10,630
Lennar Corp., Class A	4,000	211,560
lululemon Athletica, Inc. *	1,491	148,802
Mattel, Inc.	5,353	79,224
Michael Kors Holdings Ltd. *	2,244	153,534
Mohawk Industries, Inc. *	972	204,003
Newell Brands, Inc.	7,579	209,408
NVR, Inc. *	51	158,100
Polaris Industries, Inc.	908	95,177
PulteGroup, Inc.	4,113	124,871
PVH Corp.	1,198	191,285
Ralph Lauren Corp.	876	96,229
Skechers U.S.A., Inc., Class A *	2,087	59,479
Tapestry, Inc.	4,438	238,631
Tempur Sealy International, Inc. *	698	31,236
Toll Brothers, Inc.	2,291	96,589
Tupperware Brands Corp.	769	34,267
Under Armour, Inc., Class A *	2,844	50,509
Under Armour, Inc., Class C *	2,897	44,469
Security	Number of Shares	Value ($)
VF Corp.	5,074	410,334
Whirlpool Corp.	1,088	168,586
		3,663,126

Consumer Services 3.1%
Aramark	3,854	144,101
Bright Horizons Family Solutions, Inc. *	890	84,443
Chipotle Mexican Grill, Inc. *	384	162,559
Choice Hotels International, Inc.	502	40,185
Darden Restaurants, Inc.	1,948	180,891
Domino's Pizza, Inc.	676	163,410
Dunkin' Brands Group, Inc.	1,385	84,430
Extended Stay America, Inc.	3,084	60,385
Graham Holdings Co., Class B	68	41,007
H&R Block, Inc.	3,220	89,033
Hilton Grand Vacations, Inc. *	1,420	61,060
Hilton Worldwide Holdings, Inc.	4,277	337,199
Hyatt Hotels Corp., Class A	745	57,268
International Game Technology plc	1,721	48,653
MGM Resorts International	7,778	244,385
Norwegian Cruise Line Holdings Ltd. *	3,144	168,110
Royal Caribbean Cruises Ltd.	2,676	289,516
Service Corp. International	2,783	101,607
ServiceMaster Global Holdings, Inc. *	2,077	105,096
Six Flags Entertainment Corp.	1,047	66,212
The Wendy's Co.	2,929	49,031
Vail Resorts, Inc.	636	145,841
Wyndham Worldwide Corp.	1,540	175,883
Wynn Resorts Ltd.	1,246	231,993
Yum China Holdings, Inc.	5,746	245,699
		3,377,997

Diversified Financials 5.6%
Affiliated Managers Group, Inc.	869	143,263
AGNC Investment Corp.	6,068	114,807
Ally Financial, Inc.	6,838	178,472
Ameriprise Financial, Inc.	2,305	323,184
Annaly Capital Management, Inc.	18,279	189,553
BGC Partners, Inc., Class A	3,544	47,348
Cboe Global Markets, Inc.	1,743	186,118
Chimera Investment Corp.	2,981	52,138
Credit Acceptance Corp. *	174	57,566
Discover Financial Services	5,636	401,565
E*TRADE Financial Corp. *	4,187	254,067
Eaton Vance Corp.	1,819	98,935
FactSet Research Systems, Inc.	588	111,197
Federated Investors, Inc., Class B	1,458	38,593
Interactive Brokers Group, Inc., Class A	1,073	79,617
Invesco Ltd.	6,284	182,047
Lazard Ltd., Class A	1,836	99,915
Legg Mason, Inc.	1,279	50,776
Leucadia National Corp.	5,063	121,715
LPL Financial Holdings, Inc.	1,385	83,889
MarketAxess Holdings, Inc.	579	115,007
MFA Financial, Inc.	6,015	45,233
Moody's Corp.	2,587	419,611
Morningstar, Inc.	295	32,031
MSCI, Inc.	1,400	209,762
Nasdaq, Inc.	1,791	158,181
Navient Corp.	4,106	54,446
New Residential Investment Corp.	5,187	90,669
Northern Trust Corp.	3,264	348,432
OneMain Holdings, Inc. *	1,081	33,349
Raymond James Financial, Inc.	2,045	183,539
Santander Consumer USA Holdings, Inc.	2,261	41,715
SEI Investments Co.	2,106	133,162

68
Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
SLM Corp. *	6,925	79,499
Starwood Property Trust, Inc.	3,993	83,693
Synchrony Financial	12,152	403,082
T. Rowe Price Group, Inc.	3,700	421,134
TD Ameritrade Holding Corp.	4,597	267,040
Two Harbors Investment Corp.	2,752	41,996
Voya Financial, Inc.	2,800	146,580
		6,122,926

Energy 6.0%
Andeavor	2,426	335,564
Antero Resources Corp. *	3,615	68,685
Apache Corp.	5,930	242,834
Baker Hughes, a GE Co.	6,642	239,843
Cabot Oil & Gas Corp.	7,189	171,889
Centennial Resource Development, Inc., Class A *	2,370	43,845
Cheniere Energy, Inc. *	3,188	185,414
Chesapeake Energy Corp. *	14,147	42,017
Cimarex Energy Co.	1,460	146,861
CNX Resources Corp. *	3,374	50,138
Concho Resources, Inc. *	2,294	360,640
CONSOL Energy, Inc. *	465	14,624
Continental Resources, Inc. *	1,357	89,643
Devon Energy Corp.	8,284	300,958
Diamondback Energy, Inc. *	1,533	196,914
Energen Corp. *	1,512	98,945
EQT Corp.	3,786	190,019
Extraction Oil & Gas, Inc. *	1,928	27,223
Gulfport Energy Corp. *	2,431	22,608
Helmerich & Payne, Inc.	1,669	116,079
Hess Corp.	4,420	251,896
HollyFrontier Corp.	2,786	169,082
Kosmos Energy Ltd. *	3,637	25,604
Laredo Petroleum, Inc. *	2,619	28,809
Marathon Oil Corp.	13,254	241,886
Marathon Petroleum Corp.	7,606	569,765
Murphy Oil Corp.	2,560	77,082
Nabors Industries Ltd.	4,923	37,464
National Oilwell Varco, Inc.	5,975	231,053
Newfield Exploration Co. *	3,161	94,198
Noble Energy, Inc.	7,501	253,759
Oceaneering International, Inc.	1,477	31,371
ONEOK, Inc.	6,079	366,077
Parsley Energy, Inc., Class A *	3,649	109,579
Patterson-UTI Energy, Inc.	3,257	69,765
PBF Energy, Inc., Class A	1,720	65,928
QEP Resources, Inc. *	3,820	46,528
Range Resources Corp.	3,598	49,832
RPC, Inc.	951	17,128
RSP Permian, Inc. *	2,074	102,891
SM Energy Co.	1,701	40,739
Southwestern Energy Co. *	9,080	37,228
Targa Resources Corp.	3,318	155,846
The Williams Cos., Inc.	12,890	331,660
Transocean Ltd. *	6,673	82,545
Weatherford International plc *	14,162	41,778
Whiting Petroleum Corp. *	1,386	56,577
World Fuel Services Corp.	1,048	22,501
WPX Energy, Inc. *	6,146	105,035
		6,658,349

Food & Staples Retailing 0.2%
Casey's General Stores, Inc.	588	56,801
Rite Aid Corp. *	16,769	28,004
Security	Number of Shares	Value ($)
Sprouts Farmers Market, Inc. *	2,030	50,811
U.S. Foods Holding Corp. *	3,187	108,932
		244,548

Food, Beverage & Tobacco 2.9%
Brown-Forman Corp., Class A	850	45,365
Brown-Forman Corp., Class B	3,674	205,891
Bunge Ltd.	2,183	157,678
Campbell Soup Co.	2,725	111,125
ConAgra Brands, Inc.	6,019	223,124
Dr Pepper Snapple Group, Inc.	2,808	336,848
Flowers Foods, Inc.	2,737	61,884
Hormel Foods Corp.	4,241	153,736
Ingredion, Inc.	1,126	136,347
Kellogg Co.	3,823	225,175
Lamb Weston Holdings, Inc.	2,293	149,779
McCormick & Co., Inc. - Non Voting Shares	1,909	201,228
Molson Coors Brewing Co., Class B	2,719	193,702
Pilgrim's Pride Corp. *	869	18,770
Pinnacle Foods, Inc.	1,838	111,015
Post Holdings, Inc. *	996	79,252
Seaboard Corp.	4	16,028
The Hain Celestial Group, Inc. *	1,527	44,482
The Hershey Co.	2,165	199,050
The JM Smucker Co.	1,718	195,989
TreeHouse Foods, Inc. *	840	32,340
Tyson Foods, Inc., Class A	4,335	303,883
		3,202,691

Health Care Equipment & Services 5.2%
ABIOMED, Inc. *	642	193,210
Acadia Healthcare Co., Inc. *	1,233	43,870
Align Technology, Inc. *	1,236	308,815
AmerisourceBergen Corp.	2,501	226,541
athenahealth, Inc. *	606	74,217
Brookdale Senior Living, Inc. *	2,903	21,018
Cardinal Health, Inc.	4,975	319,246
Centene Corp. *	2,647	287,411
Cerner Corp. *	4,493	261,717
DaVita, Inc. *	2,274	142,784
DENTSPLY SIRONA, Inc.	3,557	179,059
DexCom, Inc. *	1,346	98,500
Edwards Lifesciences Corp. *	3,258	414,939
Envision Healthcare Corp. *	1,877	69,768
Henry Schein, Inc. *	2,445	185,820
Hill-Rom Holdings, Inc.	1,023	87,804
Hologic, Inc. *	4,316	167,418
IDEXX Laboratories, Inc. *	1,347	261,978
Laboratory Corp. of America Holdings *	1,588	271,151
LifePoint Health, Inc. *	557	26,680
MEDNAX, Inc. *	1,416	65,009
Patterson Cos., Inc.	1,269	29,542
Premier, Inc., Class A *	868	28,635
Quest Diagnostics, Inc.	2,139	216,467
ResMed, Inc.	2,201	208,303
STERIS plc	1,318	124,577
Teleflex, Inc.	711	190,463
The Cooper Cos., Inc.	764	174,734
Universal Health Services, Inc., Class B	1,345	153,599
Varian Medical Systems, Inc. *	1,423	164,485
Veeva Systems, Inc., Class A *	1,729	121,255
WellCare Health Plans, Inc. *	693	142,176
West Pharmaceutical Services, Inc.	1,131	99,765
Zimmer Biomet Holdings, Inc.	3,146	362,325
		5,723,281

69
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Household & Personal Products 0.8%
Church & Dwight Co., Inc.	3,890	179,718
Coty, Inc., Class A	7,314	126,898
Edgewell Personal Care Co. *	833	36,694
Energizer Holdings, Inc.	911	52,255
Herbalife Nutrition Ltd. *	1,010	106,788
Nu Skin Enterprises, Inc., Class A	788	56,066
Spectrum Brands Holdings, Inc.	393	28,335
The Clorox Co.	2,016	236,275
		823,029

Insurance 4.5%
Alleghany Corp.	233	133,898
American Financial Group, Inc.	1,083	122,617
American National Insurance Co.	111	13,394
Arch Capital Group Ltd. *	1,909	152,968
Arthur J. Gallagher & Co.	2,790	195,272
Aspen Insurance Holdings Ltd.	942	39,988
Assurant, Inc.	829	76,948
Assured Guaranty Ltd.	1,819	66,012
Athene Holding Ltd., Class A *	1,827	89,523
Axis Capital Holdings Ltd.	1,274	74,784
Brown & Brown, Inc.	3,584	97,592
Cincinnati Financial Corp.	2,410	169,519
CNA Financial Corp.	434	21,900
Erie Indemnity Co., Class A	372	43,438
Everest Re Group Ltd.	631	146,815
First American Financial Corp.	1,696	86,683
FNF Group	4,088	150,561
Lincoln National Corp.	3,402	240,317
Loews Corp.	4,333	227,309
Markel Corp. *	214	241,829
Mercury General Corp.	412	18,841
Old Republic International Corp.	3,783	77,173
Principal Financial Group, Inc.	4,152	245,881
ProAssurance Corp.	863	40,820
Reinsurance Group of America, Inc.	1,005	150,147
RenaissanceRe Holdings Ltd.	620	84,345
The Hanover Insurance Group, Inc.	679	77,983
The Hartford Financial Services Group, Inc.	5,530	297,735
The Progressive Corp.	9,086	547,795
Torchmark Corp.	1,781	154,484
Unum Group	3,472	167,975
Validus Holdings Ltd.	1,200	81,324
W. R. Berkley Corp.	1,470	109,603
White Mountains Insurance Group Ltd.	57	49,322
Willis Towers Watson plc	1,949	289,446
XL Group Ltd.	3,925	218,191
		5,002,432

Materials 5.6%
Albemarle Corp.	1,739	168,613
Alcoa Corp. *	2,882	147,558
AptarGroup, Inc.	952	89,012
Ardagh Group S.A.	205	4,166
Ashland Global Holdings, Inc.	958	63,400
Avery Dennison Corp.	1,401	146,839
Axalta Coating Systems Ltd. *	3,304	102,094
Ball Corp.	5,409	216,847
Bemis Co., Inc.	1,444	62,482
Berry Global Group, Inc. *	2,030	111,650
Cabot Corp.	915	51,112
Celanese Corp., Series A	2,140	232,554
CF Industries Holdings, Inc.	3,641	141,271
Crown Holdings, Inc. *	2,019	100,627
Security	Number of Shares	Value ($)
Domtar Corp.	943	41,398
Eagle Materials, Inc.	722	71,449
Eastman Chemical Co.	2,249	229,578
FMC Corp.	2,093	166,875
Freeport-McMoRan, Inc.	21,266	323,456
Graphic Packaging Holding Co.	4,735	67,710
Huntsman Corp.	3,133	93,269
International Flavors & Fragrances, Inc.	1,245	175,869
International Paper Co.	6,410	330,500
Martin Marietta Materials, Inc.	974	189,706
NewMarket Corp.	119	45,166
Newmont Mining Corp.	8,317	326,775
Nucor Corp.	5,030	309,949
Olin Corp.	2,608	78,736
Owens-Illinois, Inc. *	2,533	51,496
Packaging Corp. of America	1,464	169,370
Platform Specialty Products Corp. *	3,392	34,157
Reliance Steel & Aluminum Co.	1,106	97,240
Royal Gold, Inc.	1,009	89,599
RPM International, Inc.	2,024	97,759
Sealed Air Corp.	2,759	120,982
Silgan Holdings, Inc.	1,158	32,505
Sonoco Products Co.	1,523	78,221
Southern Copper Corp.	1,266	66,857
Steel Dynamics, Inc.	3,574	160,151
Tahoe Resources, Inc.	4,792	24,104
The Chemours Co.	2,885	139,663
The Mosaic Co.	5,497	148,144
The Scotts Miracle-Gro Co.	656	54,828
United States Steel Corp.	2,754	93,168
Valvoline, Inc.	3,092	62,706
Vulcan Materials Co.	2,075	231,757
W.R. Grace & Co.	1,073	73,436
Westlake Chemical Corp.	570	60,973
WestRock Co.	3,922	232,025
		6,207,802

Media 1.8%
AMC Networks, Inc., Class A *	751	39,052
Cable One, Inc.	71	45,094
Cinemark Holdings, Inc.	1,669	65,375
Discovery, Inc., Class A *	2,318	54,821
Discovery, Inc., Class C *	4,634	102,967
GCI Liberty, Inc., Class A *	1,496	66,722
John Wiley & Sons, Inc., Class A	700	46,165
Liberty Broadband Corp., Class A *	431	30,377
Liberty Broadband Corp., Class C *	1,612	114,275
Liberty Media Corp. - Liberty Formula One, Class A *	412	11,581
Liberty Media Corp. - Liberty Formula One, Class C *	2,949	87,054
Liberty Media Corp. - Liberty SiriusXM, Class A *	1,443	60,274
Liberty Media Corp. - Liberty SiriusXM, Class C *	2,789	116,190
Lions Gate Entertainment Corp., Class A	757	18,842
Lions Gate Entertainment Corp., Class B	1,631	37,546
Live Nation Entertainment, Inc. *	2,081	82,137
News Corp., Class A	6,031	96,375
News Corp., Class B	1,812	29,445
Omnicom Group, Inc.	3,608	265,765
Sirius XM Holdings, Inc.	22,373	141,621
TEGNA, Inc.	3,435	36,308
The Interpublic Group of Cos., Inc.	6,038	142,436
The Madison Square Garden Co., Class A *	290	70,476
Tribune Media Co., Class A	1,219	46,066

70
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Viacom, Inc., Class A	182	6,470
Viacom, Inc., Class B	5,433	163,859
		1,977,293

Pharmaceuticals, Biotechnology & Life Sciences 4.1%
ACADIA Pharmaceuticals, Inc. *	1,561	24,679
Agilent Technologies, Inc.	5,016	329,752
Agios Pharmaceuticals, Inc. *	755	63,352
Akorn, Inc. *	1,455	20,996
Alkermes plc *	2,398	106,159
Alnylam Pharmaceuticals, Inc. *	1,353	127,899
Bio-Rad Laboratories, Inc., Class A *	326	82,709
Bio-Techne Corp.	577	87,075
BioMarin Pharmaceutical, Inc. *	2,715	226,730
Bruker Corp.	1,588	46,894
Charles River Laboratories International, Inc. *	718	74,808
Endo International plc *	3,445	19,740
Exelixis, Inc. *	4,614	96,064
Illumina, Inc. *	2,286	550,766
Incyte Corp. *	2,698	167,114
Intercept Pharmaceuticals, Inc. *	272	18,499
Intrexon Corp. *	1,004	18,253
Ionis Pharmaceuticals, Inc. *	1,909	82,144
IQVIA Holdings, Inc. *	2,502	239,592
Mallinckrodt plc *	1,450	18,850
Mettler-Toledo International, Inc. *	392	219,493
Mylan N.V. *	8,374	324,576
Neurocrine Biosciences, Inc. *	1,398	113,350
OPKO Health, Inc. *	5,610	17,054
PerkinElmer, Inc.	1,690	123,978
Perrigo Co., plc	2,075	162,141
QIAGEN N.V. *	3,492	114,223
Seattle Genetics, Inc. *	1,645	84,208
TESARO, Inc. *	597	30,393
United Therapeutics Corp. *	667	73,443
Waters Corp. *	1,203	226,657
Zoetis, Inc.	7,673	640,542
		4,532,133

Real Estate 9.0%
Alexandria Real Estate Equities, Inc.	1,566	195,077
American Campus Communities, Inc.	2,140	83,695
American Homes 4 Rent, Class A	3,686	74,457
Apartment Investment & Management Co., Class A	2,494	101,256
Apple Hospitality REIT, Inc.	3,189	57,370
AvalonBay Communities, Inc.	2,144	349,472
Boston Properties, Inc.	2,403	291,748
Brandywine Realty Trust	2,707	43,610
Brixmor Property Group, Inc.	4,757	70,832
Camden Property Trust	1,431	122,207
CBRE Group, Inc., Class A *	4,591	208,018
Colony NorthStar, Inc., Class A	8,637	52,772
Columbia Property Trust, Inc.	1,973	42,143
CoreCivic, Inc.	1,784	35,965
CoreSite Realty Corp.	528	54,965
Corporate Office Properties Trust	1,565	43,053
CubeSmart	2,795	82,285
CyrusOne, Inc.	1,383	74,115
DCT Industrial Trust, Inc.	1,435	94,093
DDR Corp.	4,738	34,351
Digital Realty Trust, Inc.	3,181	336,200
Douglas Emmett, Inc.	2,545	94,852
Duke Realty Corp.	5,539	150,107
Empire State Realty Trust, Inc., Class A	1,909	33,255
EPR Properties	964	53,039
Security	Number of Shares	Value ($)
Equity Commonwealth *	1,953	60,523
Equity LifeStyle Properties, Inc.	1,284	114,481
Essex Property Trust, Inc.	1,021	244,724
Extra Space Storage, Inc.	1,905	170,669
Federal Realty Investment Trust	1,125	130,331
Forest City Realty Trust, Inc., Class A	3,911	78,455
Gaming & Leisure Properties, Inc.	3,093	105,997
GGP, Inc.	9,594	191,784
HCP, Inc.	7,313	170,832
Healthcare Trust of America, Inc., Class A	3,118	77,919
Highwoods Properties, Inc.	1,555	68,451
Hospitality Properties Trust	2,562	63,743
Host Hotels & Resorts, Inc.	11,403	223,043
Hudson Pacific Properties, Inc.	2,426	79,743
Invitation Homes, Inc.	4,638	107,323
Iron Mountain, Inc.	4,423	150,117
JBG SMITH Properties	1,310	48,300
Jones Lang LaSalle, Inc.	711	120,522
Kilroy Realty Corp.	1,499	107,433
Kimco Realty Corp.	6,535	94,823
Lamar Advertising Co., Class A	1,282	81,676
Liberty Property Trust	2,330	97,441
Life Storage, Inc.	704	62,262
Medical Properties Trust, Inc.	5,623	71,862
Mid-America Apartment Communities, Inc.	1,779	162,707
National Retail Properties, Inc.	2,412	91,752
Omega Healthcare Investors, Inc.	3,089	80,252
Outfront Media, Inc.	2,190	41,063
Paramount Group, Inc.	3,198	45,891
Park Hotels & Resorts, Inc.	2,771	79,749
Piedmont Office Realty Trust, Inc., Class A	2,290	41,037
Prologis, Inc.	8,266	536,546
Rayonier, Inc.	1,978	73,562
Realogy Holdings Corp.	2,025	50,240
Realty Income Corp.	4,406	222,547
Regency Centers Corp.	2,336	137,474
Retail Properties of America, Inc., Class A	3,478	40,136
SBA Communications Corp. *	1,816	290,978
Senior Housing Properties Trust	3,620	56,363
SL Green Realty Corp.	1,422	138,986
Spirit Realty Capital, Inc.	7,096	57,123
STORE Capital Corp.	2,655	66,986
Sun Communities, Inc.	1,217	114,215
Tanger Factory Outlet Centers, Inc.	1,486	32,618
Taubman Centers, Inc.	918	51,390
The Howard Hughes Corp. *	560	75,768
The Macerich Co.	2,133	122,903
UDR, Inc.	4,183	151,215
Uniti Group, Inc.	2,597	46,798
Ventas, Inc.	5,583	287,078
VEREIT, Inc.	15,594	106,039
VICI Properties, Inc.	4,322	78,574
Vornado Realty Trust	2,680	182,320
Weingarten Realty Investors	1,906	52,358
Welltower, Inc.	5,783	309,044
Weyerhaeuser Co.	11,695	430,142
WP Carey, Inc.	1,667	106,438
		9,861,683

Retailing 4.8%
Advance Auto Parts, Inc.	1,113	127,383
AutoNation, Inc. *	902	41,663
AutoZone, Inc. *	429	267,919
Bed Bath & Beyond, Inc.	2,192	38,272
Best Buy Co., Inc.	3,914	299,538
Burlington Stores, Inc. *	1,062	144,273
CarMax, Inc. *	2,827	176,687

71
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Dick's Sporting Goods, Inc.	1,219	40,337
Dollar General Corp.	4,279	413,052
Dollar Tree, Inc. *	3,596	344,820
Expedia Group, Inc.	1,911	220,033
Floor & Decor Holdings, Inc., Class A *	447	24,849
Foot Locker, Inc.	1,888	81,335
GameStop Corp., Class A	1,650	22,523
Genuine Parts Co.	2,249	198,632
Kohl's Corp.	2,630	163,376
L Brands, Inc.	3,736	130,424
Liberty Expedia Holdings, Inc., Class A *	810	33,048
LKQ Corp. *	4,768	147,903
Macy's, Inc.	4,760	147,893
Murphy USA, Inc. *	481	30,096
Nordstrom, Inc.	1,826	92,323
O'Reilly Automotive, Inc. *	1,302	333,403
Penske Automotive Group, Inc.	587	26,474
Pool Corp.	604	83,841
Qurate Retail Group, Inc. QVC Group, Class A *	6,943	162,536
Ross Stores, Inc.	5,937	480,006
Sally Beauty Holdings, Inc. *	1,925	33,283
Signet Jewelers Ltd.	921	35,808
The Gap, Inc.	3,698	108,130
The Michaels Cos., Inc. *	1,758	32,734
Tiffany & Co.	1,694	174,194
Tractor Supply Co.	1,945	132,260
TripAdvisor, Inc. *	1,721	64,400
Ulta Salon, Cosmetics & Fragrance, Inc. *	908	227,826
Urban Outfitters, Inc. *	1,219	49,089
Wayfair, Inc., Class A *	598	37,255
Williams-Sonoma, Inc.	1,347	64,387
		5,232,005

Semiconductors & Semiconductor Equipment 3.1%
Advanced Micro Devices, Inc. *	13,083	142,343
Analog Devices, Inc.	5,808	507,329
Cavium, Inc. *	1,045	78,385
Cypress Semiconductor Corp.	5,072	73,950
First Solar, Inc. *	1,282	90,907
KLA-Tencor Corp.	2,475	251,807
Lam Research Corp.	2,561	473,939
Marvell Technology Group Ltd.	6,156	123,489
Maxim Integrated Products, Inc.	4,392	239,364
Microchip Technology, Inc.	3,552	297,160
Microsemi Corp. *	1,812	117,218
ON Semiconductor Corp. *	6,582	145,331
Qorvo, Inc. *	1,995	134,463
Skyworks Solutions, Inc.	2,847	247,006
Teradyne, Inc.	3,024	98,431
Universal Display Corp.	649	57,144
Versum Materials, Inc.	1,760	61,917
Xilinx, Inc.	3,977	255,482
		3,395,665

Software & Services 9.9%
Akamai Technologies, Inc. *	2,570	184,140
Alliance Data Systems Corp.	754	153,100
Amdocs Ltd.	2,241	150,707
ANSYS, Inc. *	1,348	217,918
Atlassian Corp. plc, Class A *	1,406	78,708
Autodesk, Inc. *	3,263	410,812
Black Knight, Inc. *	1,953	95,013
Booz Allen Hamilton Holding Corp.	2,229	88,335
Broadridge Financial Solutions, Inc.	1,842	197,481
CA, Inc.	4,964	172,747
Security	Number of Shares	Value ($)
Cadence Design Systems, Inc. *	4,365	174,862
CDK Global, Inc.	1,925	125,587
Citrix Systems, Inc. *	2,384	245,337
Conduent, Inc. *	3,063	59,606
CoreLogic, Inc. *	1,311	64,895
Dell Technologies, Inc., Class V *	3,105	222,846
DXC Technology Co.	4,438	457,380
Euronet Worldwide, Inc. *	774	60,457
Fidelity National Information Services, Inc.	5,166	490,615
FireEye, Inc. *	2,745	49,547
First Data Corp., Class A *	7,298	132,094
Fiserv, Inc. *	6,531	462,787
FleetCor Technologies, Inc. *	1,384	286,876
Fortinet, Inc. *	2,248	124,449
Gartner, Inc. *	1,381	167,501
Genpact Ltd.	2,376	75,771
Global Payments, Inc.	2,382	269,285
GoDaddy, Inc., Class A *	1,941	125,311
Guidewire Software, Inc. *	1,168	98,836
IAC/InterActiveCorp *	1,080	175,111
Jack Henry & Associates, Inc.	1,215	145,168
Leidos Holdings, Inc.	2,246	144,261
LogMeIn, Inc.	813	89,593
Manhattan Associates, Inc. *	1,049	45,170
Match Group, Inc. *	557	26,246
Nuance Communications, Inc. *	4,510	66,387
Pandora Media, Inc. *	3,945	22,131
Paychex, Inc.	5,041	305,333
PTC, Inc. *	1,810	149,054
Red Hat, Inc. *	2,784	453,959
Sabre Corp.	3,435	70,898
ServiceNow, Inc. *	2,674	444,258
Splunk, Inc. *	2,213	227,164
Square, Inc., Class A *	3,828	181,218
SS&C Technologies Holdings, Inc.	3,029	150,390
Switch, Inc., Class A	556	7,923
Symantec Corp.	9,625	267,479
Synopsys, Inc. *	2,316	198,041
Tableau Software, Inc., Class A *	999	84,965
Take-Two Interactive Software, Inc. *	1,723	171,800
Teradata Corp. *	1,876	76,766
The Ultimate Software Group, Inc. *	442	106,045
The Western Union Co.	7,075	139,731
Total System Services, Inc.	2,831	237,974
Twitter, Inc. *	10,622	321,953
Tyler Technologies, Inc. *	540	118,217
VeriSign, Inc. *	1,344	157,812
WEX, Inc. *	608	98,447
Workday, Inc., Class A *	2,121	264,786
Worldpay, Inc., Class A *	4,503	365,734
Zillow Group, Inc., Class A *	799	38,648
Zillow Group, Inc., Class C *	1,698	82,336
Zynga, Inc., Class A *	11,951	41,231
		10,919,232

Technology Hardware & Equipment 3.5%
Amphenol Corp., Class A	4,653	389,503
Arista Networks, Inc. *	836	221,164
ARRIS International plc *	2,752	74,304
Arrow Electronics, Inc. *	1,379	103,066
Avnet, Inc.	1,869	73,321
CDW Corp.	2,342	166,961
Cognex Corp.	2,616	120,990
Coherent, Inc. *	374	62,914
CommScope Holding Co., Inc. *	2,902	110,914
Dolby Laboratories, Inc., Class A	888	53,120
EchoStar Corp., Class A *	711	37,356

72
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Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
F5 Networks, Inc. *	977	159,339
FLIR Systems, Inc.	2,179	116,685
IPG Photonics Corp. *	551	117,380
Jabil, Inc.	2,684	71,394
Juniper Networks, Inc.	5,796	142,524
Keysight Technologies, Inc. *	2,952	152,559
Motorola Solutions, Inc.	2,577	283,032
National Instruments Corp.	1,620	66,242
NCR Corp. *	1,924	59,202
NetApp, Inc.	4,163	277,173
Palo Alto Networks, Inc. *	1,397	268,937
Trimble, Inc. *	3,897	134,836
Western Digital Corp.	4,647	366,137
Xerox Corp.	3,614	113,660
Zebra Technologies Corp., Class A *	823	110,965
		3,853,678

Telecommunication Services 0.4%
CenturyLink, Inc.	14,972	278,180
Telephone & Data Systems, Inc.	1,504	41,104
United States Cellular Corp. *	218	8,626
Zayo Group Holdings, Inc. *	2,916	105,851
		433,761

Transportation 2.0%
Alaska Air Group, Inc.	1,867	121,224
AMERCO	78	26,327
American Airlines Group, Inc.	6,802	292,010
C.H. Robinson Worldwide, Inc.	2,168	199,521
Copa Holdings S.A., Class A	481	56,359
Expeditors International of Washington, Inc.	2,776	177,275
Genesee & Wyoming, Inc., Class A *	953	67,854
JB Hunt Transport Services, Inc.	1,350	158,530
JetBlue Airways Corp. *	4,979	95,547
Kansas City Southern	1,616	172,314
Kirby Corp. *	838	71,481
Landstar System, Inc.	666	67,699
Macquarie Infrastructure Corp.	1,219	46,200
Old Dominion Freight Line, Inc.	946	126,632
Ryder System, Inc.	812	54,753
Spirit Airlines, Inc. *	1,078	38,506
United Continental Holdings, Inc. *	4,229	285,627
XPO Logistics, Inc. *	1,862	180,912
		2,238,771

Utilities 5.8%
AES Corp.	10,195	124,787
Alliant Energy Corp.	3,669	157,584
Ameren Corp.	3,782	221,701
American Water Works Co., Inc.	2,788	241,385
Aqua America, Inc.	2,726	95,819
Atmos Energy Corp.	1,675	145,541
Avangrid, Inc.	924	48,704
CenterPoint Energy, Inc.	6,752	171,028
CMS Energy Corp.	4,345	205,041
Consolidated Edison, Inc.	4,892	391,996
DTE Energy Co.	2,806	295,752
Edison International	4,988	326,814
Entergy Corp.	2,798	228,289
Eversource Energy	4,997	301,069
FirstEnergy Corp.	6,903	237,463
Great Plains Energy, Inc.	3,345	109,482
Hawaiian Electric Industries, Inc.	1,706	59,181
MDU Resources Group, Inc.	3,065	86,341
National Fuel Gas Co.	1,270	65,214
Security	Number of Shares	Value ($)
NiSource, Inc.	5,224	127,413
NRG Energy, Inc.	4,658	144,398
OGE Energy Corp.	3,091	101,601
Pinnacle West Capital Corp.	1,725	138,862
PPL Corp.	10,792	314,047
Public Service Enterprise Group, Inc.	7,907	412,350
SCANA Corp.	2,051	75,415
Sempra Energy	3,925	438,815
UGI Corp.	2,672	129,298
Vectren Corp.	1,291	90,719
Vistra Energy Corp. *	5,134	117,312
WEC Energy Group, Inc.	4,951	318,250
Westar Energy, Inc.	2,176	117,896
Xcel Energy, Inc.	7,996	374,533
		6,414,100
Total Common Stock
(Cost $113,264,678)		109,744,055

Other Investment Company 0.3% of net assets

Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.63% (a)	315,486	315,486
Total Other Investment Company
(Cost $315,486)		315,486

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P MidCap 400, e-mini, expires 06/15/18	2	374,420	(3,324)
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

73
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 98.1% of net assets

Australia 6.5%
AGL Energy Ltd.	199,738	3,255,219
Alumina Ltd.	765,466	1,506,723
Amcor Ltd.	347,589	3,581,894
AMP Ltd.	869,213	2,631,253
APA Group	371,850	2,327,858
Aristocrat Leisure Ltd.	163,123	3,272,341
ASX Ltd.	60,152	2,644,448
Aurizon Holdings Ltd.	592,955	1,995,437
AusNet Services	540,546	697,782
Australia & New Zealand Banking Group Ltd.	879,777	17,685,440
Bank of Queensland Ltd.	109,164	822,475
Bendigo & Adelaide Bank Ltd.	146,452	1,165,642
BHP Billiton Ltd.	955,969	22,302,037
BlueScope Steel Ltd.	173,686	2,134,505
Boral Ltd.	359,961	1,852,462
Brambles Ltd.	476,511	3,525,788
Caltex Australia Ltd.	74,256	1,726,805
Challenger Ltd.	173,116	1,399,636
CIMIC Group Ltd.	25,510	868,073
Coca-Cola Amatil Ltd.	149,082	1,040,609
Cochlear Ltd.	17,003	2,474,440
Commonwealth Bank of Australia	523,009	28,161,119
Computershare Ltd.	132,619	1,687,118
Crown Resorts Ltd.	106,681	1,035,438
CSL Ltd.	135,536	17,360,675
Dexus	292,599	2,080,831
Domino's Pizza Enterprises Ltd.	20,589	651,789
Flight Centre Travel Group Ltd.	17,631	738,592
Fortescue Metals Group Ltd.	444,197	1,507,100
Goodman Group	520,106	3,538,559
Harvey Norman Holdings Ltd.	132,814	350,095
Healthscope Ltd.	509,967	929,126
Incitec Pivot Ltd.	512,490	1,458,402
Insurance Australia Group Ltd.	714,928	4,232,315
James Hardie Industries plc	132,825	2,345,614
LendLease Group	168,764	2,263,356
Macquarie Group Ltd.	96,151	7,830,369
Medibank Pvt Ltd.	791,002	1,738,430
Mirvac Group	1,047,120	1,757,255
National Australia Bank Ltd.	803,132	17,459,315
Newcrest Mining Ltd.	232,880	3,691,135
Oil Search Ltd.	438,852	2,581,795
Orica Ltd.	114,696	1,708,868
Origin Energy Ltd. *	512,791	3,743,771
QBE Insurance Group Ltd.	408,139	3,048,218
Ramsay Health Care Ltd.	42,143	2,048,810
REA Group Ltd.	15,509	938,942
Rio Tinto Ltd.	126,507	7,528,957
Santos Ltd. *	569,432	2,622,696
Scentre Group	1,610,278	4,867,082
SEEK Ltd.	102,745	1,494,512
Sonic Healthcare Ltd.	121,219	2,149,241
South32 Ltd.	1,526,061	4,234,851
Stockland	749,775	2,330,607
Security	Number of Shares	Value ($)
Suncorp Group Ltd.	386,392	4,063,954
Sydney Airport	318,751	1,706,619
Tabcorp Holdings Ltd.	550,772	1,811,128
Telstra Corp., Ltd.	1,257,299	2,989,382
The GPT Group	540,080	1,958,389
TPG Telecom Ltd. (a)	91,430	383,510
Transurban Group	674,162	5,874,443
Treasury Wine Estates Ltd.	215,036	3,071,571
Vicinity Centres	1,008,320	1,846,208
Wesfarmers Ltd.	341,654	11,240,274
Westfield Corp.	579,082	4,001,559
Westpac Banking Corp.	1,023,790	21,991,461
Woodside Petroleum Ltd.	283,352	6,866,608
Woolworths Group Ltd.	388,839	8,132,869
		294,963,825

Austria 0.3%
ANDRITZ AG	23,429	1,259,344
Erste Group Bank AG *	92,285	4,512,885
OMV AG	45,226	2,801,073
Raiffeisen Bank International AG *	44,363	1,497,520
voestalpine AG	32,803	1,730,595
		11,801,417

Belgium 1.0%
Ageas	56,819	3,039,391
Anheuser-Busch InBev S.A./N.V.	227,489	22,597,289
Colruyt S.A.	17,161	965,671
Groupe Bruxelles Lambert S.A.	23,193	2,651,121
KBC Group N.V.	73,833	6,419,041
Proximus (a)	46,393	1,421,674
Solvay S.A.	22,442	3,121,015
Telenet Group Holding N.V. *	14,963	874,433
UCB S.A.	38,915	2,930,847
Umicore S.A.	63,235	3,517,038
		47,537,520

Denmark 1.7%
AP Moeller - Maersk A/S, Series A	1,148	1,752,201
AP Moeller - Maersk A/S, Series B	1,941	3,109,472
Carlsberg A/S, Class B	32,740	3,661,370
Chr. Hansen Holding A/S	28,356	2,570,441
Coloplast A/S, Class B	36,034	3,052,570
Danske Bank A/S	221,636	7,713,405
DSV A/S	54,811	4,340,797
Genmab A/S *	17,471	3,527,363
H. Lundbeck A/S	21,843	1,265,401
ISS A/S	51,329	1,790,055
Novo Nordisk A/S, Class B	556,088	26,151,659
Novozymes A/S, B Shares	67,297	3,163,825
Orsted A/S	56,635	3,728,597
Pandora A/S	31,413	3,489,639
TDC A/S *	245,593	1,999,869
Tryg A/S	37,042	876,734

74
Schwab Equity Index Funds  |  Semiannual Report
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Schwab International Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Vestas Wind Systems A/S	65,416	4,231,880
William Demant Holding A/S *	32,903	1,282,285
		77,707,563

Finland 1.0%
Elisa Oyj	42,864	1,894,694
Fortum Oyj	132,598	3,050,123
Kone Oyj, Class B	102,951	5,113,100
Metso Oyj	31,592	1,122,791
Neste Oyj	38,288	3,224,099
Nokia Oyj	1,750,603	10,503,992
Nokian Renkaat Oyj	34,727	1,389,491
Orion Oyj, Class B	31,972	969,731
Sampo Oyj, A Shares	131,972	7,137,262
Stora Enso Oyj, R Shares	167,700	3,307,816
UPM-Kymmene Oyj	156,222	5,574,250
Wartsila Oyj Abp	129,164	2,742,450
		46,029,799

France 11.0%
Accor S.A.	57,802	3,267,077
Aeroports de Paris	9,088	2,000,478
Air Liquide S.A.	127,783	16,608,763
Airbus SE	174,603	20,495,439
Alstom S.A.	48,031	2,186,776
Amundi S.A.	17,635	1,499,764
ArcelorMittal *	199,325	6,755,852
Arkema S.A.	20,323	2,662,202
Atos SE	27,615	3,728,025
AXA S.A.	578,118	16,533,385
BioMerieux	12,114	957,650
BNP Paribas S.A.	337,635	26,065,171
Bollore S.A.	249,604	1,240,562
Bollore S.A. *	1,185	5,851
Bouygues S.A.	64,716	3,300,847
Bureau Veritas S.A.	74,991	1,960,850
Capgemini SE	47,908	6,590,499
Carrefour S.A.	174,286	3,575,895
Casino Guichard Perrachon S.A. (a)	17,163	890,272
CNP Assurances	53,221	1,363,189
Compagnie de Saint-Gobain	149,829	7,839,205
Compagnie Generale des Etablissements Michelin	51,053	7,179,219
Credit Agricole S.A.	347,227	5,717,908
Danone S.A.	179,621	14,550,341
Dassault Aviation S.A.	742	1,479,431
Dassault Systemes S.A.	38,908	5,042,085
Edenred	69,319	2,388,071
Eiffage S.A.	22,836	2,718,205
Electricite de France S.A.	175,236	2,459,210
Engie S.A.	552,908	9,698,824
Essilor International S.A.	62,319	8,512,067
Eurazeo S.A.	12,324	1,082,500
Eurofins Scientific SE	3,408	1,838,266
Eutelsat Communications S.A.	49,489	1,071,783
Faurecia S.A.	23,802	1,943,644
Fonciere Des Regions	8,593	961,029
Gecina S.A.	14,698	2,547,902
Getlink	145,268	2,050,725
Hermes International	9,596	6,205,155
ICADE	9,509	944,951
Iliad S.A.	7,842	1,570,777
Imerys S.A.	10,729	979,263
Ingenico Group S.A.	17,241	1,508,123
Ipsen S.A.	11,639	1,883,966
JCDecaux S.A.	20,941	750,444
Security	Number of Shares	Value ($)
Kering S.A.	22,734	13,151,525
Klepierre S.A. (a)	68,292	2,795,107
L'Oreal S.A.	75,161	18,097,990
Lagardere S.C.A.	32,494	929,364
Legrand S.A.	78,695	6,123,487
LVMH Moet Hennessy Louis Vuitton SE	83,747	29,144,945
Natixis S.A.	282,142	2,317,216
Orange S.A.	601,810	10,940,677
Pernod-Ricard S.A.	63,021	10,466,899
Peugeot S.A.	175,089	4,311,317
Publicis Groupe S.A.	62,254	4,655,349
Remy Cointreau S.A.	6,739	928,453
Renault S.A.	57,836	6,268,353
Rexel S.A.	89,056	1,380,524
Safran S.A.	98,934	11,603,972
Sanofi (a)	341,304	26,984,266
Schneider Electric SE *	170,802	15,482,241
SCOR SE	52,990	2,148,907
SEB S.A.	6,378	1,222,050
SES S.A.	107,560	1,659,527
Societe BIC S.A.	8,402	856,851
Societe Generale S.A.	229,263	12,547,276
Sodexo S.A.	26,450	2,619,299
STMicroelectronics N.V.	190,256	4,154,292
Suez	110,980	1,600,508
Teleperformance	17,851	2,868,697
Thales S.A.	32,631	4,136,262
TOTAL S.A.	719,045	45,193,191
UbiSoft Entertainment S.A. *	23,224	2,219,007
Unibail-Rodamco SE	29,470	7,074,857
Valeo S.A.	70,702	4,727,080
Veolia Environnement S.A.	145,056	3,431,823
Vinci S.A.	152,107	15,208,212
Vivendi S.A.	307,646	8,113,158
Wendel S.A.	8,982	1,356,576
		501,330,899

Germany 9.0%
1&1 Drillisch AG	15,086	1,090,762
adidas AG	56,341	13,846,892
Allianz SE	134,144	31,728,249
Axel Springer SE	15,064	1,233,930
BASF SE	275,889	28,704,431
Bayer AG	248,103	29,653,160
Bayerische Motoren Werke AG	99,792	11,095,063
Beiersdorf AG	28,972	3,277,839
Brenntag AG	45,770	2,621,338
Commerzbank AG *	318,647	4,105,328
Continental AG	33,322	8,874,803
Covestro AG	48,269	4,385,954
Daimler AG	289,363	22,749,155
Deutsche Bank AG	620,334	8,480,793
Deutsche Boerse AG	57,713	7,761,764
Deutsche Lufthansa AG	69,757	2,027,502
Deutsche Post AG	291,811	12,665,883
Deutsche Telekom AG	996,331	17,439,393
Deutsche Wohnen SE	107,922	5,093,336
E.ON SE	667,983	7,314,251
Evonik Industries AG	45,458	1,615,130
Fraport AG Frankfurt Airport Services Worldwide	11,908	1,152,402
Fresenius Medical Care AG & Co. KGaA	63,919	6,485,910
Fresenius SE & Co. KGaA	124,835	9,506,717
GEA Group AG	55,327	2,160,139
Hannover Rueck SE	18,147	2,548,665

75
Schwab Equity Index Funds  |  Semiannual Report
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Schwab International Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
HeidelbergCement AG	44,169	4,319,157
Henkel AG & Co. KGaA	31,183	3,712,136
HOCHTIEF AG	5,934	1,082,762
Hugo Boss AG	18,186	1,704,859
Infineon Technologies AG	340,554	8,720,122
Innogy SE	41,996	1,845,311
K&S AG	58,005	1,703,586
KION Group AG	20,092	1,674,762
LANXESS AG	28,383	2,102,451
Linde AG *	55,508	12,296,980
MAN SE	10,696	1,232,846
Merck KGaA	37,861	3,698,648
METRO AG	48,701	704,562
MTU Aero Engines AG	15,459	2,659,113
Muenchener Rueckversicherungs-Gesellschaft AG	46,022	10,532,695
OSRAM Licht AG	29,799	1,713,171
ProSiebenSat.1 Media SE	69,504	2,521,470
QIAGEN N.V. *	68,504	2,240,864
RTL Group S.A.	11,632	957,191
RWE AG	156,638	3,743,919
SAP SE	294,859	32,760,481
Siemens AG	229,825	29,186,590
Siemens Healthineers AG *	45,000	1,754,431
Symrise AG	37,568	3,036,687
Telefonica Deutschland Holding AG	228,802	1,091,962
ThyssenKrupp AG	128,218	3,335,040
Uniper SE	56,741	1,754,384
United Internet AG	37,622	2,431,795
Volkswagen AG	10,286	2,094,221
Vonovia SE	144,335	7,231,878
Wirecard AG	34,881	4,719,434
Zalando SE *	33,487	1,723,128
		407,905,425

Hong Kong 3.6%
AIA Group Ltd.	3,610,800	32,270,432
ASM Pacific Technology Ltd.	98,000	1,342,927
BOC Hong Kong (Holdings) Ltd.	1,112,000	5,748,509
CK Asset Holdings Ltd.	773,525	6,677,813
CK Hutchison Holdings Ltd.	794,525	9,395,144
CK Infrastructure Holdings Ltd.	189,000	1,491,665
CLP Holdings Ltd.	490,580	5,094,220
First Pacific Co., Ltd.	493,250	252,578
Galaxy Entertainment Group Ltd.	713,000	6,240,621
Hang Lung Group Ltd.	279,000	842,723
Hang Lung Properties Ltd.	643,000	1,521,707
Hang Seng Bank Ltd.	229,736	5,819,192
Henderson Land Development Co., Ltd.	363,749	2,306,369
HK Electric Investments & HK Electric Investments Ltd.	958,000	891,032
HKT Trust & HKT Ltd.	1,082,000	1,423,571
Hong Kong & China Gas Co., Ltd.	2,502,753	5,229,366
Hong Kong Exchanges & Clearing Ltd.	355,018	11,500,638
Hongkong Land Holdings Ltd.	336,900	2,434,855
Hysan Development Co., Ltd.	167,000	971,969
Jardine Matheson Holdings Ltd.	64,700	3,917,824
Jardine Strategic Holdings Ltd.	63,900	2,418,317
Kerry Properties Ltd.	217,500	1,039,763
Kingston Financial Group Ltd. (a)	1,372,000	697,504
Li & Fung Ltd.	1,762,000	886,150
Link REIT	648,000	5,727,103
Security	Number of Shares	Value ($)
Melco Resorts & Entertainment Ltd. ADR	75,789	2,365,375
MGM China Holdings Ltd.	331,600	909,370
Minth Group Ltd.	212,000	1,006,601
MTR Corp., Ltd.	456,500	2,564,964
New World Development Co., Ltd.	1,774,713	2,602,652
NWS Holdings Ltd.	533,000	1,050,976
PCCW Ltd.	1,308,000	808,542
Power Assets Holdings Ltd.	406,500	3,027,263
Sands China Ltd.	709,200	4,098,734
Shangri-La Asia Ltd.	370,000	720,062
Sino Land Co., Ltd.	916,000	1,581,176
SJM Holdings Ltd.	572,000	572,931
Sun Hung Kai Properties Ltd.	433,604	6,982,946
Swire Pacific Ltd., Class A	148,590	1,468,264
Swire Properties Ltd.	351,600	1,248,000
Techtronic Industries Co., Ltd.	404,000	2,366,708
The Bank of East Asia Ltd.	380,616	1,671,311
The Wharf Holdings Ltd.	337,100	1,121,483
WH Group Ltd.	2,713,000	2,808,701
Wharf Real Estate Investment Co., Ltd.	371,100	2,782,414
Wheelock & Co., Ltd.	229,000	1,698,999
Wynn Macau Ltd.	435,600	1,609,698
Yue Yuen Industrial Holdings Ltd.	199,000	563,959
		161,773,121

Ireland 0.5%
AIB Group plc	232,842	1,389,591
Bank of Ireland Group plc	287,548	2,579,708
CRH plc	249,217	8,850,044
Kerry Group plc, Class A	46,977	4,793,635
Paddy Power Betfair plc	25,307	2,504,451
Ryanair Holdings plc *	43,580	812,318
		20,929,747

Israel 0.5%
Azrieli Group Ltd.	11,367	519,952
Bank Hapoalim B.M.	322,180	2,200,301
Bank Leumi Le-Israel B.M.	420,576	2,481,251
Bezeq The Israeli Telecommunication Corp., Ltd.	580,013	731,997
Check Point Software Technologies Ltd. *	40,377	3,896,784
Elbit Systems Ltd.	7,736	891,621
Frutarom Industries Ltd.	12,873	1,230,562
Israel Chemicals Ltd.	214,946	960,563
Mizrahi Tefahot Bank Ltd.	41,062	750,497
Mobileye N.V. *	54,411	3,438,775
Nice Ltd. *	17,942	1,699,785
Teva Pharmaceutical Industries Ltd. ADR	276,520	4,971,830
		23,773,918

Italy 2.5%
Assicurazioni Generali S.p.A.	370,124	7,468,714
Atlantia S.p.A.	137,304	4,544,739
CNH Industrial N.V.	307,748	3,786,700
Davide Campari-Milano S.p.A.	191,739	1,436,306
Enel S.p.A.	2,434,313	15,442,601
Eni S.p.A.	752,785	14,715,744
EXOR N.V.	34,003	2,519,067
Ferrari N.V.	36,092	4,427,651
Fiat Chrysler Automobiles N.V. *	323,398	7,185,505

76
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Intesa Sanpaolo S.p.A.	4,033,664	15,343,875
Leonardo S.p.A.	121,486	1,403,722
Luxottica Group S.p.A.	52,486	3,274,367
Mediobanca S.p.A.	176,344	2,136,851
Poste Italiane S.p.A	150,533	1,469,729
Prysmian S.p.A.	65,083	1,913,247
Recordati S.p.A.	33,041	1,178,592
Snam S.p.A.	666,164	3,198,304
Telecom Italia S.p.A. *	3,539,034	3,491,279
Tenaris S.A.	142,098	2,663,093
Terna - Rete Elettrica Nationale S.p.A.	405,926	2,436,336
UniCredit S.p.A.	600,563	13,020,154
UnipolSai Assicurazioni S.p.A.	326,864	878,434
		113,935,010

Japan 23.9%
ABC-Mart, Inc.	11,880	782,942
Acom Co., Ltd.	138,100	625,197
Aeon Co., Ltd.	180,000	3,596,808
AEON Financial Service Co., Ltd.	33,100	775,337
Aeon Mall Co., Ltd.	38,200	772,458
Air Water, Inc.	44,100	851,923
Aisin Seiki Co., Ltd.	52,800	2,860,435
Ajinomoto Co., Inc.	159,200	2,916,938
Alfresa Holdings Corp.	63,800	1,407,687
Alps Electric Co., Ltd.	54,200	1,197,080
Amada Holdings Co., Ltd.	102,800	1,234,041
ANA Holdings, Inc.	35,800	1,417,110
Aozora Bank Ltd.	37,700	1,520,879
Asahi Glass Co., Ltd.	58,000	2,407,068
Asahi Group Holdings Ltd.	116,000	5,867,945
Asahi Kasei Corp.	377,000	5,183,836
Asics Corp.	47,000	888,139
Astellas Pharma, Inc.	612,350	8,956,375
Bandai Namco Holdings, Inc.	58,900	1,993,104
Benesse Holdings, Inc.	19,400	706,611
Bridgestone Corp.	196,957	8,233,313
Brother Industries Ltd.	70,200	1,505,760
Calbee, Inc.	26,800	902,490
Canon, Inc.	321,995	11,076,362
Casio Computer Co., Ltd.	65,000	968,196
Central Japan Railway Co.	43,000	8,616,529
Chubu Electric Power Co., Inc.	189,100	2,964,699
Chugai Pharmaceutical Co., Ltd.	67,100	3,538,812
Coca-Cola Bottlers Japan Holdings, Inc.	39,400	1,694,571
Concordia Financial Group Ltd.	351,300	2,042,366
Credit Saison Co., Ltd.	56,700	1,015,468
CYBERDYNE, Inc. *(a)	40,352	515,807
Dai Nippon Printing Co., Ltd.	74,600	1,606,305
Dai-ichi Life Holdings, Inc.	319,300	6,338,918
Daicel Corp.	87,700	1,011,904
Daifuku Co., Ltd.	31,000	1,657,191
Daiichi Sankyo Co., Ltd.	172,500	5,903,888
Daikin Industries Ltd.	74,100	8,656,048
Daito Trust Construction Co., Ltd.	20,700	3,454,104
Daiwa House Industry Co., Ltd.	166,300	6,080,135
Daiwa House REIT Investment Corp.	468	1,115,754
Daiwa Securities Group, Inc.	482,000	2,956,846
Dena Co., Ltd.	26,900	512,705
Denso Corp.	141,400	7,435,779
Dentsu, Inc.	67,000	3,173,974
Disco Corp.	8,400	1,472,337
Don Quijote Holdings Co., Ltd.	37,200	2,002,743
East Japan Railway Co.	98,360	9,449,243
Eisai Co., Ltd.	80,900	5,425,883
Security	Number of Shares	Value ($)
Electric Power Development Co., Ltd.	40,500	1,101,419
FamilyMart UNY Holdings Co., Ltd. (a)	24,800	2,413,831
Fanuc Corp.	57,600	12,338,521
Fast Retailing Co., Ltd.	15,700	6,892,540
Fuji Electric Co., Ltd.	168,000	1,198,230
FUJIFILM Holdings Corp.	122,311	4,918,871
Fujitsu Ltd.	577,000	3,498,033
Fukuoka Financial Group, Inc.	218,000	1,167,196
Hakuhodo DY Holdings, Inc.	66,500	930,373
Hamamatsu Photonics K.K.	44,900	1,730,321
Hankyu Hanshin Holdings, Inc.	69,000	2,714,294
Hikari Tsushin, Inc.	6,700	1,086,097
Hino Motors Ltd.	80,000	976,034
Hirose Electric Co., Ltd.	10,064	1,416,239
Hisamitsu Pharmaceutical Co., Inc.	18,400	1,430,155
Hitachi Chemical Co., Ltd.	28,300	620,726
Hitachi Construction Machinery Co., Ltd.	30,300	1,101,145
Hitachi High-Technologies Corp.	20,500	956,134
Hitachi Ltd.	1,457,079	10,634,573
Hitachi Metals Ltd.	55,700	636,559
Honda Motor Co., Ltd.	516,639	17,765,115
Hoshizaki Corp.	16,100	1,494,578
Hoya Corp.	114,407	6,112,177
Hulic Co., Ltd.	82,600	888,812
Idemitsu Kosan Co., Ltd.	37,500	1,464,971
IHI Corp.	46,800	1,529,713
Iida Group Holdings Co., Ltd.	48,900	953,275
Inpex Corp.	280,700	3,588,413
Isetan Mitsukoshi Holdings Ltd.	105,300	1,171,484
Isuzu Motors Ltd.	160,200	2,445,339
ITOCHU Corp.	445,500	8,909,294
J. Front Retailing Co., Ltd.	72,600	1,176,272
Japan Airlines Co., Ltd.	33,100	1,306,273
Japan Airport Terminal Co., Ltd.	12,900	528,343
Japan Exchange Group, Inc.	155,100	2,872,308
Japan Post Bank Co., Ltd.	127,000	1,725,137
Japan Post Holdings Co., Ltd.	469,000	5,698,971
Japan Prime Realty Investment Corp.	246	892,190
Japan Real Estate Investment Corp.	383	1,984,269
Japan Retail Fund Investment Corp.	885	1,659,196
Japan Tobacco, Inc.	325,300	8,744,453
JFE Holdings, Inc.	155,300	3,187,120
JGC Corp.	57,300	1,404,363
JSR Corp.	59,600	1,122,749
JTEKT Corp.	68,100	1,101,867
JXTG Holdings, Inc.	935,200	6,096,347
Kajima Corp.	258,000	2,485,594
Kakaku.com, Inc.	38,400	732,072
Kamigumi Co., Ltd.	34,000	765,394
Kaneka Corp.	80,000	790,501
Kansai Paint Co., Ltd.	64,100	1,440,310
Kao Corp.	148,619	10,683,631
Kawasaki Heavy Industries Ltd.	42,900	1,434,236
KDDI Corp.	544,000	14,602,915
Keihan Holdings Co., Ltd.	29,600	955,738
Keikyu Corp.	78,300	1,434,530
Keio Corp.	36,200	1,652,548
Keisei Electric Railway Co., Ltd.	38,800	1,263,307
Keyence Corp.	29,100	17,744,576
Kikkoman Corp.	48,000	2,080,052
Kintetsu Group Holdings Co., Ltd.	56,200	2,283,483
Kirin Holdings Co., Ltd.	259,000	7,269,874
Kobe Steel Ltd.	88,400	909,332
Koito Manufacturing Co., Ltd.	36,300	2,429,341
Komatsu Ltd.	274,309	9,350,839
Konami Holdings Corp.	28,500	1,399,610

77
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Konica Minolta, Inc.	155,500	1,334,783
Kose Corp.	9,300	1,718,609
Kubota Corp.	309,300	5,214,957
Kuraray Co., Ltd.	97,900	1,630,441
Kurita Water Industries Ltd.	31,600	1,023,326
Kyocera Corp.	99,300	6,344,592
Kyowa Hakko Kirin Co., Ltd.	72,000	1,557,931
Kyushu Electric Power Co., Inc.	118,900	1,473,173
Kyushu Financial Group, Inc.	99,400	487,553
Kyushu Railway Co.	49,700	1,590,549
Lawson, Inc.	14,600	964,491
LINE Corp. *	11,500	415,889
Lion Corp.	69,000	1,486,357
LIXIL Group Corp.	80,200	1,796,151
M3, Inc.	62,600	2,359,133
Mabuchi Motor Co., Ltd.	14,500	728,487
Makita Corp.	68,600	3,073,591
Marubeni Corp.	502,600	3,774,302
Marui Group Co., Ltd.	63,900	1,326,221
Maruichi Steel Tube Ltd.	20,600	703,121
Mazda Motor Corp.	165,500	2,301,097
McDonald's Holdings Co., Ltd.	19,800	926,598
Mebuki Financial Group, Inc.	319,580	1,240,425
Medipal Holdings Corp.	54,900	1,177,760
MEIJI Holdings Co., Ltd.	36,000	2,887,214
Minebea Mitsumi, Inc.	112,300	2,246,090
MISUMI Group, Inc.	85,700	2,365,011
Mitsubishi Chemical Holdings Corp.	423,300	4,004,250
Mitsubishi Corp.	451,600	12,453,118
Mitsubishi Electric Corp.	589,800	9,041,959
Mitsubishi Estate Co., Ltd.	385,502	7,044,100
Mitsubishi Gas Chemical Co., Inc.	51,500	1,206,926
Mitsubishi Heavy Industries Ltd.	96,500	3,814,812
Mitsubishi Materials Corp.	34,800	1,059,215
Mitsubishi Motors Corp.	203,200	1,512,175
Mitsubishi Tanabe Pharma Corp.	69,400	1,318,134
Mitsubishi UFJ Financial Group, Inc.	3,554,109	23,817,300
Mitsubishi UFJ Lease & Finance Co., Ltd.	123,600	785,734
Mitsui & Co., Ltd.	507,400	9,144,960
Mitsui Chemicals, Inc.	51,200	1,467,708
Mitsui Fudosan Co., Ltd.	273,777	7,012,917
Mitsui O.S.K. Lines Ltd.	33,500	992,323
Mixi, Inc.	13,100	430,556
Mizuho Financial Group, Inc.	7,204,034	13,033,802
MS&AD Insurance Group Holdings, Inc.	140,862	4,746,515
Murata Manufacturing Co., Ltd.	57,374	7,243,257
Nabtesco Corp.	33,100	1,193,609
Nagoya Railroad Co., Ltd.	54,200	1,419,560
NEC Corp.	74,600	2,044,791
Nexon Co., Ltd. *	119,200	1,734,526
NGK Insulators Ltd.	71,400	1,309,758
NGK Spark Plug Co., Ltd.	46,900	1,202,833
NH Foods Ltd.	26,000	1,135,850
Nidec Corp.	70,700	11,060,461
Nikon Corp.	104,200	1,813,130
Nintendo Co., Ltd.	33,939	14,260,358
Nippon Building Fund, Inc.	385	2,163,351
Nippon Electric Glass Co., Ltd.	22,800	657,051
Nippon Express Co., Ltd.	24,500	1,850,977
Nippon Paint Holdings Co., Ltd.	46,900	1,914,422
Nippon Prologis REIT, Inc.	588	1,239,247
Nippon Steel & Sumitomo Metal Corp.	232,141	5,047,039
Nippon Telegraph & Telephone Corp.	208,756	9,906,548
Nippon Yusen K.K.	48,100	1,023,112
Nissan Chemical Industries Ltd.	35,900	1,596,232
Security	Number of Shares	Value ($)
Nissan Motor Co., Ltd.	690,496	7,264,341
Nisshin Seifun Group, Inc.	60,800	1,328,553
Nissin Foods Holdings Co., Ltd.	16,400	1,207,600
Nitori Holdings Co., Ltd.	23,500	3,962,916
Nitto Denko Corp.	49,400	3,672,634
NOK Corp.	27,900	570,592
Nomura Holdings, Inc.	1,117,900	6,438,603
Nomura Real Estate Holdings, Inc.	40,700	1,007,179
Nomura Real Estate Master Fund, Inc.	1,097	1,533,445
Nomura Research Institute Ltd.	38,200	1,967,482
NSK Ltd.	114,800	1,536,217
NTT Data Corp.	194,200	2,092,891
NTT DOCOMO, Inc.	407,000	10,514,439
Obayashi Corp.	189,700	2,184,625
Obic Co., Ltd.	18,400	1,541,206
Odakyu Electric Railway Co., Ltd.	89,200	1,919,885
Oji Holdings Corp.	251,000	1,765,684
Olympus Corp.	87,100	3,248,006
Omron Corp.	58,300	3,146,413
Ono Pharmaceutical Co., Ltd.	119,700	2,766,896
Oracle Corp., Japan	13,000	1,067,918
Oriental Land Co., Ltd.	65,100	6,487,520
ORIX Corp.	389,700	6,834,889
Osaka Gas Co., Ltd.	112,700	2,426,877
Otsuka Corp.	32,600	1,510,600
Otsuka Holdings Co., Ltd.	116,200	6,075,248
Panasonic Corp.	658,712	9,753,644
Park24 Co., Ltd.	31,400	889,475
Persol Holdings Co., Ltd.	51,300	1,219,409
Pola Orbis Holdings, Inc.	28,200	1,230,354
Rakuten, Inc.	268,820	1,910,389
Recruit Holdings Co., Ltd.	327,900	7,560,376
Renesas Electronics Corp. *(a)	249,800	2,605,836
Resona Holdings, Inc.	657,000	3,733,126
Ricoh Co., Ltd.	214,500	2,095,939
Rinnai Corp.	9,300	925,803
Rohm Co., Ltd.	26,900	2,492,635
Ryohin Keikaku Co., Ltd.	7,100	2,428,652
Sankyo Co., Ltd.	16,700	585,454
Santen Pharmaceutical Co., Ltd.	104,000	1,746,608
SBI Holdings, Inc.	61,990	1,563,096
Secom Co., Ltd.	63,200	4,741,502
Sega Sammy Holdings, Inc.	49,800	818,050
Seibu Holdings, Inc.	63,800	1,075,685
Seiko Epson Corp.	77,900	1,464,271
Sekisui Chemical Co., Ltd.	119,600	2,115,733
Sekisui House Ltd.	180,700	3,311,974
Seven & i Holdings Co., Ltd.	229,603	10,116,487
Seven Bank Ltd.	211,400	709,767
Sharp Corp. (a)	46,700	1,364,349
Shimadzu Corp.	74,000	2,008,452
Shimamura Co., Ltd.	7,700	896,074
Shimano, Inc.	21,400	2,845,529
Shimizu Corp.	157,000	1,553,330
Shin-Etsu Chemical Co., Ltd.	116,660	11,706,791
Shinsei Bank Ltd.	52,100	811,175
Shionogi & Co., Ltd.	86,900	4,465,938
Shiseido Co., Ltd.	114,100	7,402,922
Showa Shell Sekiyu K.K.	49,300	696,144
SMC Corp.	17,100	6,497,877
SoftBank Group Corp.	249,300	19,048,685
Sohgo Security Services Co., Ltd.	21,400	1,056,599
Sompo Holdings, Inc.	104,600	4,379,613
Sony Corp.	380,200	17,757,658
Sony Financial Holdings, Inc.	51,100	932,262
Stanley Electric Co., Ltd.	43,800	1,582,902
Start Today Co., Ltd.	54,500	1,573,630

78
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Subaru Corp.	183,600	6,162,785
Sumco Corp.	66,400	1,621,789
Sumitomo Chemical Co., Ltd.	478,000	2,734,949
Sumitomo Corp.	349,000	6,264,737
Sumitomo Dainippon Pharma Co., Ltd.	44,100	802,038
Sumitomo Electric Industries Ltd.	219,600	3,361,870
Sumitomo Heavy Industries Ltd.	33,800	1,291,508
Sumitomo Metal Mining Co., Ltd.	72,100	3,075,811
Sumitomo Mitsui Financial Group, Inc.	406,446	16,939,954
Sumitomo Mitsui Trust Holdings, Inc.	99,100	4,202,541
Sumitomo Realty & Development Co., Ltd.	107,000	4,250,384
Sumitomo Rubber Industries Ltd.	51,000	910,742
Sundrug Co., Ltd.	22,100	1,136,892
Suntory Beverage & Food Ltd.	42,900	2,111,106
Suruga Bank Ltd.	45,900	621,781
Suzuken Co., Ltd.	19,400	834,170
Suzuki Motor Corp.	102,400	5,503,778
Sysmex Corp.	46,500	4,107,683
T&D Holdings, Inc.	161,000	2,734,422
Taiheiyo Cement Corp.	33,700	1,272,511
Taisei Corp.	59,000	3,182,811
Taisho Pharmaceutical Holdings Co., Ltd.	8,600	822,595
Taiyo Nippon Sanso Corp.	44,900	665,675
Takashimaya Co., Ltd.	81,000	695,583
Takeda Pharmaceutical Co., Ltd.	211,100	8,889,426
TDK Corp.	37,700	3,249,318
Teijin Ltd.	59,400	1,116,771
Terumo Corp.	95,700	5,414,781
The Bank of Kyoto Ltd.	19,200	1,154,218
The Chiba Bank Ltd.	225,000	1,815,394
The Chugoku Electric Power Co., Inc.	91,700	1,147,209
The Hachijuni Bank Ltd.	129,000	681,246
The Kansai Electric Power Co., Inc.	204,700	2,864,113
The Shizuoka Bank Ltd.	146,000	1,480,559
The Yokohama Rubber Co., Ltd.	33,400	786,439
THK Co., Ltd.	38,200	1,331,391
Tobu Railway Co., Ltd.	57,800	1,840,455
Toho Co., Ltd.	36,000	1,200,825
Toho Gas Co., Ltd.	18,500	562,483
Tohoku Electric Power Co., Inc.	144,100	1,860,970
Tokio Marine Holdings, Inc.	200,199	9,448,841
Tokyo Electric Power Co. Holdings, Inc. *	464,190	2,206,640
Tokyo Electron Ltd.	47,400	9,103,308
Tokyo Gas Co., Ltd.	121,340	3,256,196
Tokyo Tatemono Co., Ltd.	64,500	982,280
Tokyu Corp.	163,000	2,736,166
Tokyu Fudosan Holdings Corp.	141,700	1,115,107
Toppan Printing Co., Ltd.	142,000	1,187,428
Toray Industries, Inc.	439,000	4,097,878
Toshiba Corp. *	1,913,178	5,127,478
Tosoh Corp.	86,500	1,530,041
TOTO Ltd.	41,300	2,340,853
Toyo Seikan Group Holdings Ltd.	52,000	818,123
Toyo Suisan Kaisha Ltd.	30,800	1,212,699
Toyoda Gosei Co., Ltd.	17,700	446,907
Toyota Industries Corp.	46,900	2,765,736
Toyota Motor Corp.	784,103	51,415,471
Toyota Tsusho Corp.	65,800	2,359,356
Trend Micro, Inc.	36,300	2,170,337
Tsuruha Holdings, Inc.	10,800	1,550,232
Unicharm Corp.	118,100	3,320,244
United Urban Investment Corp.	928	1,425,352
Security	Number of Shares	Value ($)
USS Co., Ltd.	61,200	1,285,220
West Japan Railway Co.	50,300	3,555,267
Yahoo Japan Corp. (a)	439,900	1,807,848
Yakult Honsha Co., Ltd.	33,100	2,358,098
Yamada Denki Co., Ltd. (a)	173,800	909,057
Yamaguchi Financial Group, Inc.	67,000	836,933
Yamaha Corp.	51,200	2,470,547
Yamaha Motor Co., Ltd.	82,900	2,650,679
Yamato Holdings Co., Ltd.	100,800	2,591,599
Yamazaki Baking Co., Ltd.	43,000	941,585
Yaskawa Electric Corp.	74,700	3,032,634
Yokogawa Electric Corp.	71,800	1,581,014
		1,088,520,435

Netherlands 3.6%
ABN AMRO Group N.V. CVA	124,107	3,848,711
Aegon N.V.	528,942	3,876,502
AerCap Holdings N.V. *	40,380	2,105,009
Akzo Nobel N.V.	76,086	6,890,219
Altice N.V., Class A *	160,567	1,536,790
ASML Holding N.V.	116,156	22,114,212
Boskalis Westminster N.V.	28,106	832,619
Coca-Cola European Partners plc	66,540	2,608,368
Heineken Holding N.V.	33,573	3,408,012
Heineken N.V.	77,154	8,122,413
ING Groep N.V.	1,159,683	19,541,250
Koninklijke Ahold Delhaize N.V.	386,067	9,313,664
Koninklijke DSM N.V.	54,233	5,605,130
Koninklijke KPN N.V.	1,008,273	3,137,981
Koninklijke Philips N.V.	283,387	11,994,696
Koninklijke Vopak N.V.	22,676	1,118,271
NN Group N.V.	94,661	4,536,599
NXP Semiconductors N.V. *	101,710	10,669,379
Randstad N.V.	36,276	2,334,843
RELX N.V.	287,190	6,110,576
Unilever N.V. CVA	487,930	27,972,327
Wolters Kluwer N.V.	87,616	4,740,883
		162,418,454

New Zealand 0.2%
Auckland International Airport Ltd.	297,559	1,331,482
Fisher & Paykel Healthcare Corp., Ltd.	163,523	1,462,490
Fletcher Building Ltd.	250,293	1,108,554
Mercury NZ Ltd.	208,238	466,008
Meridian Energy Ltd.	422,027	871,779
Ryman Healthcare Ltd.	126,203	939,324
Spark New Zealand Ltd.	556,130	1,350,524
		7,530,161

Norway 0.7%
DNB A.S.A.	295,821	5,532,248
Gjensidige Forsikring A.S.A.	60,359	955,379
Marine Harvest A.S.A.	129,298	2,814,541
Norsk Hydro A.S.A.	391,392	2,444,616
Orkla A.S.A.	234,587	2,171,147
Schibsted A.S.A., B Shares	28,945	778,746
Statoil A.S.A.	349,863	8,946,942
Telenor A.S.A.	229,450	5,078,623
Yara International A.S.A.	55,253	2,330,492
		31,052,734

79
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Portugal 0.1%
Banco Espirito Santo S.A. *(b)	470,491	—
EDP - Energias de Portugal S.A.	729,579	2,706,711
Galp Energia, SGPS, S.A.	155,641	2,987,224
Jeronimo Martins, SGPS, S.A.	68,816	1,206,825
		6,900,760

Singapore 1.4%
Ascendas Real Estate Investment Trust	778,500	1,561,741
CapitaLand Commercial Trust	786,000	1,073,831
CapitaLand Ltd.	784,500	2,212,169
CapitaLand Mall Trust	797,800	1,259,859
City Developments Ltd.	113,500	1,078,579
ComfortDelGro Corp., Ltd.	680,500	1,148,540
DBS Group Holdings Ltd.	532,646	12,289,255
Genting Singapore plc	1,869,700	1,638,073
Golden Agri-Resources Ltd.	2,252,500	584,043
Hutchison Port Holdings Trust, Class U	1,611,200	537,176
Jardine Cycle & Carriage Ltd.	27,000	694,678
Keppel Corp., Ltd.	434,900	2,667,312
Oversea-Chinese Banking Corp., Ltd.	926,671	9,571,197
SATS Ltd.	190,900	793,264
Sembcorp Industries Ltd.	260,600	600,271
Singapore Airlines Ltd.	153,300	1,250,831
Singapore Exchange Ltd.	226,900	1,315,797
Singapore Press Holdings Ltd.	451,000	921,590
Singapore Technologies Engineering Ltd.	442,400	1,157,687
Singapore Telecommunications Ltd.	2,429,537	6,426,353
StarHub Ltd.	247,400	422,044
Suntec Real Estate Investment Trust	874,000	1,284,698
United Overseas Bank Ltd.	392,933	8,897,657
UOL Group Ltd.	131,167	866,309
Wilmar International Ltd.	456,200	1,116,059
Yangzijiang Shipbuilding Holdings Ltd.	896,100	782,512
		62,151,525

Spain 3.2%
Abertis Infraestructuras S.A.	207,272	4,569,703
ACS Actividades de Construccion y Servicios S.A.	70,263	2,961,215
Aena SME S.A.	20,001	4,122,777
Amadeus IT Group S.A.	132,793	9,688,549
Banco Bilbao Vizcaya Argentaria S.A.	1,993,903	16,134,766
Banco De Sabadell S.A.	1,561,743	3,056,155
Banco Santander S.A.	4,856,807	31,379,449
Bankia S.A. (a)	362,673	1,591,267
Bankinter S.A.	207,372	2,167,273
CaixaBank S.A.	1,055,070	5,130,671
Enagas S.A.	66,459	1,931,694
Endesa S.A.	91,958	2,144,478
Ferrovial S.A.	144,277	3,081,634
Gas Natural SDG S.A.	102,397	2,581,185
Grifols S.A.	91,194	2,556,874
Iberdrola S.A.	1,726,896	13,341,893
Industria de Diseno Textil S.A.	330,179	10,234,947
International Consolidated Airlines Group S.A.	194,714	1,680,244
Mapfre S.A.	297,550	1,032,195
Red Electrica Corp. S.A.	132,868	2,767,694
Repsol S.A.	370,780	7,075,522
Security	Number of Shares	Value ($)
Siemens Gamesa Renewable Energy S.A. (a)	74,915	1,282,886
Telefonica S.A.	1,388,389	14,148,350
		144,661,421

Sweden 2.5%
Alfa Laval AB	95,435	2,360,932
Assa Abloy AB, Class B	295,867	6,200,460
Atlas Copco AB, A Shares	202,512	7,919,500
Atlas Copco AB, B Shares	117,757	4,173,719
Boliden AB	82,039	2,842,621
Electrolux AB, B Shares	75,101	1,976,408
Essity AB, Class B	179,316	4,548,378
Getinge AB, B Shares	64,316	599,234
Hennes & Mauritz AB, B Shares	283,953	4,879,555
Hexagon AB, B Shares	76,366	4,409,288
Husqvarna AB, B Shares (a)	137,067	1,318,293
ICA Gruppen AB (a)	24,300	754,524
Industrivarden AB, C Shares	50,071	1,054,226
Investor AB, B Shares	137,761	5,997,283
Kinnevik AB, Class B	71,449	2,574,833
LE Lundbergfortagen AB, B Shares	10,512	711,497
Lundin Petroleum AB *	58,162	1,603,348
Millicom International Cellular S.A. SDR	20,909	1,384,984
Nordea Bank AB	917,170	9,328,215
Sandvik AB	335,103	5,713,648
Securitas AB, B Shares	85,001	1,373,471
Skandinaviska Enskilda Banken AB, A Shares	442,606	4,155,199
Skanska AB, B Shares	98,965	1,927,402
SKF AB, B Shares	111,173	2,250,676
Svenska Handelsbanken AB, A Shares	455,781	5,082,987
Swedbank AB, A Shares	267,274	5,806,065
Swedish Match AB	56,106	2,516,926
Tele2 AB, B Shares	111,029	1,439,149
Telefonaktiebolaget LM Ericsson, B Shares	907,697	6,919,796
Telia Co. AB	837,159	4,121,926
Volvo AB, B Shares	474,341	8,038,358
		113,982,901

Switzerland 7.4%
ABB Ltd.	553,814	12,912,483
Adecco Group AG	49,543	3,280,994
Baloise Holding AG	14,724	2,333,826
Barry Callebaut AG	621	1,114,868
Chocoladefabriken Lindt & Spruengli AG *	332	4,216,678
Cie Financiere Richemont S.A.	156,671	14,892,935
Clariant AG *	71,400	1,648,290
Credit Suisse Group AG *	723,267	12,198,788
Dufry AG *	10,021	1,417,349
EMS-Chemie Holding AG	2,363	1,459,489
Geberit AG	11,081	4,728,617
Givaudan S.A.	2,821	6,279,684
Julius Baer Group Ltd. *	66,565	3,950,521
Kuehne & Nagel International AG	15,582	2,426,053
LafargeHolcim Ltd. *	134,067	7,447,623
Lonza Group AG *	21,859	5,340,849
Nestle S.A.	932,000	72,202,111
Novartis AG	667,761	51,400,431
Pargesa Holding S.A.	11,548	1,080,774
Partners Group Holding AG	5,332	3,889,001

80
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Roche Holding AG	210,684	46,811,321
Schindler Holding AG	18,456	3,770,331
SGS S.A.	1,599	3,883,409
Sika AG	633	4,593,192
Sonova Holding AG	15,268	2,516,070
Straumann Holding AG	3,207	2,176,998
Swiss Life Holding AG *	9,660	3,379,249
Swiss Prime Site AG *	21,925	2,054,239
Swiss Re AG	94,096	8,964,453
Swisscom AG	7,537	3,614,989
The Swatch Group AG	16,240	1,447,043
The Swatch Group AG - Bearer Shares	9,219	4,426,755
UBS Group AG *	1,087,074	18,246,419
Vifor Pharma AG	14,624	2,307,832
Zurich Insurance Group AG	45,409	14,505,243
		336,918,907

United Kingdom 17.5%
3i Group plc	285,549	3,685,910
Admiral Group plc	64,014	1,751,832
Anglo American plc	395,796	9,312,783
Antofagasta plc	124,623	1,665,078
Ashtead Group plc	149,232	4,144,580
Associated British Foods plc	105,881	3,935,691
AstraZeneca plc	378,662	26,507,213
Auto Trader Group plc	276,822	1,345,112
Aviva plc	1,198,342	8,706,756
Babcock International Group plc	74,455	751,524
BAE Systems plc	961,922	8,070,733
Barclays plc	5,094,400	14,524,646
Barratt Developments plc	293,038	2,247,031
BHP Billiton plc	635,850	13,557,853
BP plc	5,931,186	44,056,601
British American Tobacco plc	687,430	37,703,802
BT Group plc	2,481,789	8,518,340
Bunzl plc	101,119	2,932,103
Burberry Group plc	126,033	3,165,038
Capita plc	203,780	537,382
Carnival plc	54,310	3,529,895
Centrica plc	1,622,106	3,434,588
Cobham plc *	655,378	1,035,087
Coca-Cola HBC AG *	54,186	1,815,275
Compass Group plc	477,948	10,253,302
ConvaTec Group plc	395,905	1,178,611
Croda International plc	39,380	2,408,976
DCC plc	27,034	2,594,849
Diageo plc	745,304	26,588,456
Direct Line Insurance Group plc	414,791	2,131,314
easyJet plc	44,999	980,956
Experian plc	273,016	6,255,389
Ferguson plc	74,902	5,733,526
Fresnillo plc	63,457	1,113,798
G4S plc	491,411	1,745,847
GKN plc	524,513	3,330,475
GlaxoSmithKline plc	1,470,884	29,501,753
Glencore plc *	3,650,455	17,584,220
GVC Holdings plc	161,360	1,975,143
Hammerson plc	244,700	1,844,644
Hargreaves Lansdown plc	82,983	2,034,457
HSBC Holdings plc	5,994,654	59,682,639
IMI plc	84,121	1,260,807
Imperial Brands plc	284,491	10,178,979
InterContinental Hotels Group plc	52,648	3,321,635
Intertek Group plc	50,485	3,394,775
Investec plc	206,987	1,637,427
ITV plc	1,093,771	2,275,450
Security	Number of Shares	Value ($)
J. Sainsbury plc	503,479	2,136,344
John Wood Group plc	210,153	1,638,133
Johnson Matthey plc	57,953	2,619,150
Kingfisher plc	633,788	2,643,168
Land Securities Group plc	226,023	3,068,303
Legal & General Group plc	1,752,558	6,491,012
Lloyds Banking Group plc	21,630,559	19,185,156
London Stock Exchange Group plc	92,621	5,472,775
Marks & Spencer Group plc	476,114	1,882,575
Mediclinic International plc	101,379	932,868
Meggitt plc	241,376	1,563,719
Melrose Industries plc	475,000	1,489,433
Merlin Entertainments plc	207,624	1,050,311
Micro Focus International plc	130,403	2,248,553
Mondi plc	111,487	3,103,471
National Grid plc	1,009,930	11,684,829
Next plc	44,210	3,193,564
Old Mutual plc	1,509,668	5,200,908
Pearson plc	249,978	2,865,905
Persimmon plc	90,021	3,362,771
Prudential plc	776,519	19,967,428
Randgold Resources Ltd.	28,199	2,286,475
Reckitt Benckiser Group plc	199,260	15,631,544
RELX plc	321,493	6,871,267
Rio Tinto plc	364,871	19,887,619
Rolls-Royce Holdings plc *	492,228	5,684,814
Rolls-Royce Holdings plc, C Shares *(b)	34,948,188	48,113
Royal Bank of Scotland Group plc *	1,083,967	4,014,141
Royal Dutch Shell plc, A Shares	1,364,806	47,483,227
Royal Dutch Shell plc, B Shares	1,117,078	39,878,377
Royal Mail plc	272,742	2,175,105
RSA Insurance Group plc	303,778	2,740,980
Schroders plc	35,264	1,595,362
Segro plc	307,081	2,724,960
Severn Trent plc	73,807	1,965,315
Shire plc	272,292	14,499,511
Sky plc	311,376	5,907,903
Smith & Nephew plc	257,658	4,934,417
Smiths Group plc	118,647	2,599,703
SSE plc	307,573	5,837,300
St. James's Place plc	155,863	2,427,920
Standard Chartered plc	986,221	10,359,291
Standard Life Aberdeen plc	799,130	3,997,800
Taylor Wimpey plc	958,555	2,524,388
Tesco plc	2,922,558	9,465,978
The Berkeley Group Holdings plc	39,738	2,224,691
The British Land Co., plc	278,052	2,567,783
The Sage Group plc	317,953	2,765,447
The Weir Group plc	63,098	1,846,361
Travis Perkins plc	80,634	1,404,139
TUI AG	126,879	2,869,232
Unilever plc	369,889	20,747,824
United Utilities Group plc	199,464	2,034,007
Vodafone Group plc	7,993,256	23,326,002
Whitbread plc	54,590	3,211,919
WM Morrison Supermarkets plc	699,671	2,333,517
WPP plc	376,536	6,461,403
		795,076,492
Total Common Stock
(Cost $3,468,765,313)		4,456,902,034

81
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Preferred Stock 0.6% of net assets

Germany 0.5%
Bayerische Motoren Werke AG	16,863	1,628,095
Fuchs Petrolub SE	20,460	1,098,600
Henkel AG & Co. KGaA	52,892	6,721,766
Porsche Automobil Holding SE	44,932	3,817,831
Schaeffler AG	44,319	685,908
Volkswagen AG	54,734	11,288,056
		25,240,256

Italy 0.1%
Intesa Sanpaolo S.p.A. - RSP	275,066	1,089,084
Telecom Italia S.p.A. - RSP	1,720,178	1,477,327
		2,566,411
Total Preferred Stock
(Cost $22,076,297)		27,806,667

Other Investment Company 0.9% of net assets

United States 0.9%
Securities Lending Collateral 0.9%
Wells Fargo Government Money Market Fund, Select Class 1.59% (c)	42,850,311	42,850,311
Total Other Investment Company
(Cost $42,850,311)		42,850,311
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.7% of net assets

Time Deposits 0.7%
BNP Paribas
Hong Kong Dollar
0.28%, 05/02/18 (d)	4,960,922	632,073
Singapore Dollar
0.45%, 05/02/18 (d)	31,707	23,912
U.S. Dollar
1.05%, 05/01/18 (d)	28,136,162	28,136,162
Brown Brothers Harriman
New Zealand Dollar
0.95%, 05/01/18 (d)	11,018	7,752
Norwegian Krone
0.25%, 05/02/18 (d)	457,445	57,022
Swiss Franc
(1.45%), 05/02/18 (d)	562,401	567,508
National Australia Bank
Australian Dollar
0.71%, 05/01/18 (d)	318,132	239,506
Skandinaviska Enskilda Banken
Swedish Krone
(0.90%), 05/02/18 (d)	1,272,834	145,356
Sumitomo Mitsui Banking Corp.
Euro
(0.58%), 05/02/18 (d)	1,855,785	2,241,046
Great British Pound
0.23%, 05/01/18 (d)	197,484	271,876
Total Short-Term Investments
(Cost $32,322,213)		32,322,213

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 06/15/18	534	54,107,550	60,100
At April 30, 2018, the values of certain foreign securities held by the fund aggregating $4,430,627,402 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2(a) for additional information).
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $40,799,182.
(b)	Fair-valued by management in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

82
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1) Code of ethics – not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments – Schwab 1000 Index Fund

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: June 13, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: June 13, 2018

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date: June 13, 2018